UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-58431

Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021—June 30, 2021

Item 1: Reports to Shareholders

Semiannual Report  |  June 30, 2021
Vanguard Balanced Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2021
	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Balanced Index Fund
Investor Shares	$1,000.00	$1,082.40	$0.93
AdmiralTM Shares	1,000.00	1,083.00	0.36
Institutional Shares	1,000.00	1,082.80	0.31
Based on Hypothetical 5% Yearly Return
Balanced Index Fund
Investor Shares	$1,000.00	$1,023.90	$0.90
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Balanced Index Fund
Fund Allocation
As of June 30, 2021
Asset-Backed/Commercial Mortgage-Backed Securities	1.0%
Common Stocks	62.3
Corporate Bonds	10.9
Preferred Stocks	0.0
Sovereign Bonds	1.5
Taxable Municipal Bonds	0.3
U.S. Government and Agency Obligations	24.0
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Balanced Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of June 30, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
†Basic Materials*,1,2			711,212	1.24%
Consumer Discretionary
	Amazon.com Inc.*	340,019	1,169,720	2.03%
	Tesla Inc.*	611,270	415,480	0.72%
	Home Depot Inc.	842,645	268,711	0.47%
	Walt Disney Co.*	1,440,649	253,223	0.44%
	Netflix Inc.*	351,684	185,763	0.32%
	Walmart Inc.	1,114,696	157,194	0.27%
	NIKE Inc. Class B	1,011,182	156,218	0.27%
†	Consumer Discretionary—Other*,1,2		3,011,574	5.23%
			5,617,883	9.75%
Consumer Staples
	Procter & Gamble Co.	1,940,125	261,781	0.46%
	Coca-Cola Co.	3,076,655	166,478	0.29%
	PepsiCo Inc.	1,094,781	162,214	0.28%
†	Consumer Staples —Other*,1		1,071,021	1.85%
			1,661,494	2.88%
Energy
	Exxon Mobil Corp.	3,356,486	211,727	0.37%
	Chevron Corp.	1,528,680	160,114	0.28%
†	Energy—Other*,1,2		663,760	1.15%
			1,035,601	1.80%
Financials
	JPMorgan Chase & Co.	2,398,970	373,136	0.65%
	Berkshire Hathaway Inc. Class B*	1,297,367	360,564	0.63%
	Bank of America Corp.	6,110,875	251,951	0.44%
	Wells Fargo & Co.	3,277,724	148,448	0.26%
	Citigroup Inc.	1,638,773	115,943	0.20%
4

Balanced Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Morgan Stanley	1,179,688	108,166	0.19%
	Goldman Sachs Group Inc.	269,251	102,189	0.18%
	Berkshire Hathaway Inc. Class A*	79	33,069	0.06%
	BM Technologies Inc. (Acquired 12/17/20, Cost $53)*,3	4,264	48	0.00%
†	Financials—Other*,1,2		2,443,200	4.22%
			3,936,714	6.83%
Health Care
	Johnson & Johnson	2,088,884	344,123	0.60%
	UnitedHealth Group Inc.	748,090	299,565	0.52%
	Pfizer Inc.	4,441,447	173,927	0.30%
	Abbott Laboratories	1,409,380	163,389	0.29%
	AbbVie Inc.	1,402,445	157,971	0.28%
	Eli Lilly & Co.	684,808	157,177	0.27%
	Merck & Co. Inc.	2,010,145	156,329	0.27%
†	Health Care—Other*,1,2		3,142,869	5.45%
			4,595,350	7.98%
Industrials
	Visa Inc. Class A	1,341,360	313,637	0.55%
	PayPal Holdings Inc.*	931,697	271,571	0.47%
	Mastercard Inc. Class A	701,319	256,045	0.45%
	Boeing Co.*	464,011	111,158	0.19%
†	Industrials—Other*,1,2,4		3,927,779	6.81%
			4,880,190	8.47%
Other[5]
	Vanguard Total Bond Market ETF[6]	375,384	32,241	0.06%
†	Other—Other*,2		11	0.00%
			32,252	0.06%
†Real Estate*,1,2			1,222,989	2.12%
Technology
	Apple Inc.	12,573,240	1,722,031	2.99%
	Microsoft Corp.	5,973,183	1,618,136	2.81%
	Facebook Inc. Class A*	1,900,328	660,763	1.15%
	Alphabet Inc. Class A*	239,154	583,964	1.01%
	Alphabet Inc. Class C*	217,504	545,135	0.95%
	NVIDIA Corp.	469,373	375,545	0.65%
	Adobe Inc.*	378,881	221,888	0.39%
	Intel Corp.	3,202,706	179,800	0.31%
	salesforce.com Inc.*	694,829	169,726	0.30%
	Broadcom Inc.	307,570	146,662	0.26%
	Oracle Corp.	1,372,016	106,798	0.19%
†	Technology—Other*,1,2		3,198,558	5.53%
			9,529,006	16.54%
Telecommunications
	Comcast Corp. Class A	3,634,501	207,239	0.36%
	Verizon Communications Inc.	3,118,010	174,702	0.31%
	AT&T Inc.	5,662,937	162,979	0.28%
	Cisco Systems Inc.	3,006,538	159,347	0.28%
†	Telecommunications—Other*,1		352,844	0.61%
			1,057,111	1.84%
5

Balanced Index Fund
					Market Value• ($000)	Percentage of Net Assets
†Utilities*					931,834	1.62%
Total Common Stocks (Cost $10,142,567)					35,211,636	61.13%
†Preferred Stocks (Cost $5)					8	0.00%
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	0.125–8.000%	11/15/21–5/15/51	8,164,633	8,400,706	14.59%
	United States Treasury Note/Bond[7]	0.500%	3/15/23–3/31/25	490,306	490,305	0.85%
					8,891,011	15.44%
Agency Bonds and Notes
	Federal Home Loan Mortgage Corp.[8,9]	0.125–6.750%	7/25/22–9/15/29	12,970	14,110	0.03%
	Federal Home Loan Mortgage Corp.[9]	0.125–6.250%	4/20/23–7/15/32	61,716	64,588	0.13%
	Federal National Mortgage Assn.[9]	0.250–7.250%	9/6/22–7/15/37	93,755	101,968	0.18%
†	Agency Bonds and Notes—Other[8,10]				86,998	0.12%
					267,664	0.46%
Conventional Mortgage-Backed Securities
	Freddie Mac Gold Pool[8,9]	2.000–9.000%	9/1/21–1/1/49	400,831	429,688	0.56%
	Ginnie Mae I Pool[8]	3.000–9.000%	8/15/23–9/15/49	43,079	47,553	0.01%
	Ginnie Mae II Pool[8]	1.500–7.000%	9/20/25–6/20/51	796,028	839,144	1.65%
	Ginnie Mae II Pool[8,11]	2.000–3.000%	7/15/51	91,150	93,437	0.17%
	UMBS Pool[8,9]	1.500–9.000%	10/1/21–7/1/51	2,593,752	2,702,713	4.74%
	UMBS Pool[8,9,11]	1.500–4.000%	7/25/36–7/25/51	294,474	300,205	0.53%
					4,412,740	7.66%
Nonconventional Mortgage-Backed Securities
	Fannie Mae Pool, 12M USD LIBOR + 1.290%[8,9,12]	1.668%	12/1/41	37	39	0.00%
	Fannie Mae Pool, 12M USD LIBOR + 1.310%[8,9,12]	1.887%	9/1/37	81	83	0.00%
	Fannie Mae Pool, 12M USD LIBOR + 1.431%[8,9,12]	1.958%	7/1/36	9	9	0.00%
	Fannie Mae Pool, 12M USD LIBOR + 1.472%[8,9,12]	1.847%	3/1/43	126	132	0.00%
	Fannie Mae Pool, 12M USD LIBOR + 1.530%[8,9,12]	1.934%	12/1/43	90	97	0.00%
	Fannie Mae Pool, 12M USD LIBOR + 1.553%[8,9,12]	2.199%	9/1/43	15	15	0.00%
	Fannie Mae Pool, 12M USD LIBOR + 1.560%[8,9,12]	2.310%	7/1/43	252	259	0.00%
6

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Fannie Mae Pool, 12M USD LIBOR + 1.594%[8,9,12]	2.005%	6/1/43	57	57	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.618%[8,9,12]	2.326%	8/1/35	49	52	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.623%[8,9,12]	1.998%	2/1/36	18	18	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.624%[8,9,12]	1.974%	10/1/37	21	22	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.627%[8,9,12]	2.002%	3/1/38	6	6	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.635%[8,9,12]	2.135%	11/1/36	14	15	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.655%[8,9,12]	2.187%	10/1/42	62	65	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.658%[8,9,12]	2.033%	1/1/37	16	17	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.660%[8,9,12]	2.207%	9/1/40	5	5	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.665%[8,9,12]	1.915%	6/1/36	3	3	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.675%[8,9,12]	2.172%	11/1/39	20	21	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.684%[8,9,12]	2.154%	8/1/39	49	51	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.684%[8,9,12]	2.156%	1/1/42	65	67	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.685%[8,9,12]	1.940%	6/1/42	139	145	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.685%[8,9,12]	2.105%	12/1/33	12	13	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.690%[8,9,12]	1.962%	5/1/40	12	13	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.690%[8,9,12]	2.213%	10/1/39	22	23	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.690%[8,9,12]	2.329%	9/1/42	69	73	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.695%[8,9,12]	2.445%	7/1/39	6	7	0.00%
7

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Fannie Mae Pool, 12M USD LIBOR + 1.698%[8,9,12]	2.242%	8/1/40	12	13	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.700%[8,9,12]	2.075%	12/1/40	33	35	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.700%[8,9,12]	2.163%	7/1/37	16	17	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.701%[8,9,12]	2.234%	10/1/42	36	38	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.705%[8,9,12]	2.110%	11/1/39	9	10	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.716%[8,9,12]	2.042%	5/1/42	72	76	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.721%[8,9,12]	2.249%	9/1/43	99	104	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.728%[8,9,12]	2.228%	9/1/34	14	14	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.737%[8,9,12]	1.988%	6/1/41	9	10	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.747%[8,9,12]	2.192%	7/1/41	60	64	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.750%[8,9,12]	2.451%	10/1/40	9	10	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.768%[8,9,12]	2.121%	5/1/42	22	23	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.780%[8,9,12]	2.155%	2/1/41	25	27	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.783%[8,9,12]	2.276%	7/1/42	50	55	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.795%[8,9,12]	2.170%	3/1/42	55	58	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.795%[8,9,12]	3.354%	8/1/42	96	96	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.796%[8,9,12]	2.384%	9/1/40	34	36	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.799%[8,9,12]	2.203%	2/1/42	175	187	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.799%[8,9,12]	2.371%	3/1/42	52	57	0.00%
8

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Fannie Mae Pool, 12M USD LIBOR + 1.805%[8,9,12]	2.274%	11/1/41	49	53	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.810%[8,9,12]	2.185%	11/1/39–12/1/40	16	17	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.810%[8,9,12]	2.310%	11/1/33–10/1/40	43	47	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.813%[8,9,12]	2.204%	1/1/42	22	23	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.813%[8,9,12]	2.218%	11/1/41	24	25	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.815%[8,9,12]	2.071%	5/1/41	29	31	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.815%[8,9,12]	2.190%	2/1/41	18	19	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.815%[8,9,12]	2.224%	12/1/41	30	33	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.815%[8,9,12]	2.289%	12/1/40	14	14	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.815%[8,9,12]	2.315%	11/1/40	13	14	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.820%[8,9,12]	2.195%	12/1/40	4	4	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.821%[8,9,12]	2.196%	3/1/41	36	38	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.823%[8,9,12]	2.293%	12/1/39	19	20	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.825%[8,9,12]	2.200%	3/1/41	24	26	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.827%[8,9,12]	2.201%	2/1/41	17	17	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.828%[8,9,12]	2.152%	2/1/42	36	39	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.830%[8,9,12]	2.080%	6/1/41	42	45	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.830%[8,9,12]	2.205%	4/1/41	30	31	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.835%[8,9,12]	2.210%	1/1/40	29	30	0.00%
9

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Fannie Mae Pool, 12M USD LIBOR + 1.840%[8,9,12]	2.566%	8/1/39	17	18	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.865%[8,9,12]	2.115%	5/1/40	6	6	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.880%[8,9,12]	2.315%	11/1/34	24	26	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.914%[8,9,12]	2.164%	4/1/37	25	27	0.00%
Fannie Mae Pool, 1YR CMT + 2.155%[8,9,12]	2.280%	12/1/37	38	40	0.00%
Fannie Mae Pool, 1YR CMT + 2.313%[8,9,12]	2.438%	1/1/35	22	23	0.00%
Fannie Mae Pool, 6M USD LIBOR + 1.146%[8,9,12]	1.396%	4/1/37	20	21	0.00%
Fannie Mae Pool, 6M USD LIBOR + 1.840%[8,9,12]	2.090%	8/1/37	25	26	0.00%
Fannie Mae REMICS[8,9]	2.488%	3/25/23	574	593	0.01%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.516%[8,9,12]	2.016%	9/1/37	15	15	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.545%[8,9,12]	1.919%	3/1/37	2	2	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%[8,9,12]	2.000%	1/1/38	4	4	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%[8,9,12]	1.890%	5/1/42	11	11	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%[8,9,12]	2.015%	12/1/36	22	24	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%[8,9,12]	2.155%	11/1/43	55	58	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%[8,9,12]	2.160%	10/1/37	12	12	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%[8,9,12]	2.040%	12/1/34	6	6	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%[8,9,12]	2.070%	2/1/37	16	17	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%[8,9,12]	2.102%	1/1/35	3	3	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%[8,9,12]	2.118%	12/1/36	13	14	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%[8,9,12]	2.120%	12/1/40	44	46	0.00%
10

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%[8,9,12]	2.000%	5/1/38	2	2	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%[8,9,12]	2.125%	12/1/41	36	38	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.819%[8,9,12]	2.369%	3/1/42	46	49	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.830%[8,9,12]	2.247%	12/1/35	23	25	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.853%[8,9,12]	2.242%	2/1/42	12	13	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%[8,9,12]	2.130%	5/1/40	10	10	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%[8,9,12]	2.132%	6/1/40	6	7	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%[8,9,12]	2.255%	12/1/40–3/1/41	40	43	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%[8,9,12]	2.500%	6/1/41	11	12	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%[8,9,12]	2.880%	6/1/40	17	17	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.888%[8,9,12]	2.287%	2/1/42	25	25	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.895%[8,9,12]	2.501%	9/1/40	51	54	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%[8,9,12]	2.287%	6/1/40	10	10	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%[8,9,12]	2.353%	11/1/40	16	17	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%[8,9,12]	2.285%	1/1/41–2/1/41	36	37	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.980%[8,9,12]	2.247%	5/1/37	59	60	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%[8,9,12]	2.460%	3/1/38	5	5	0.00%
Freddie Mac Non Gold Pool, 1YR CMT + 2.250%[8,9,12]	2.375%	2/1/36–5/1/36	24	26	0.00%
Freddie Mac Non Gold Pool, 1YR CMT + 2.250%[8,9,12]	2.378%	11/1/34	23	24	0.00%
11

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Freddie Mac Non Gold Pool, 1YR CMT + 2.410%[8,9,12]	2.537%	10/1/36	21	23	0.00%
Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%[8,9,12]	1.915%	1/1/37	44	46	0.00%
Ginnie Mae II Pool, 1YR CMT + 1.500%[8,12]	1.625%	7/20/38–12/20/40	49	52	0.00%
Ginnie Mae II Pool, 1YR CMT + 1.500%[8,12]	2.000%	1/20/41–3/20/43	422	440	0.00%
Ginnie Mae II Pool, 1YR CMT + 1.500%[8,12]	2.125%	10/20/38–12/20/43	478	493	0.00%
Ginnie Mae II Pool, 1YR CMT + 1.500%[8,12]	2.250%	7/20/41–8/20/41	193	200	0.00%
Ginnie Mae II Pool, 1YR CMT + 1.500%[8,12]	2.875%	4/20/41–6/20/43	302	316	0.00%
Ginnie Mae II Pool, 1YR CMT + 2.000%[8,12]	2.125%	11/20/40	5	5	0.00%
Ginnie Mae II Pool, 1YR CMT + 2.000%[8,12]	2.375%	5/20/41	9	10	0.00%
Ginnie Mae II Pool, 1YR CMT + 2.000%[8,12]	3.375%	5/20/41	6	6	0.00%
				5,820	0.01%
Total U.S. Government and Agency Obligations (Cost $13,371,752)				13,577,235	23.57%
Asset-Backed/Commercial Mortgage-Backed Securities
Fannie Mae-Aces Series 2013-M7[8,9]	2.280%	12/27/22	208	213	0.00%
Fannie Mae-Aces Series 2014-M1[8,9]	3.185%	7/25/23	884	925	0.00%
Fannie Mae-Aces Series 2014-M12[8,9]	2.614%	10/25/21	129	130	0.00%
Fannie Mae-Aces Series 2014-M13[8,9]	3.021%	8/25/24	419	446	0.00%
Fannie Mae-Aces Series 2014-M3[8,9]	3.501%	1/25/24	341	362	0.00%
Fannie Mae-Aces Series 2014-M4[8,9]	3.346%	3/25/24	496	528	0.00%
Fannie Mae-Aces Series 2014-M7[8,9]	3.338%	6/25/24	849	906	0.00%
Fannie Mae-Aces Series 2014-M8[8,9]	3.056%	6/25/24	525	556	0.00%
Fannie Mae-Aces Series 2014-M9[8,9]	3.103%	7/25/24	688	732	0.00%
Fannie Mae-Aces Series 2015-M1[8,9]	2.532%	9/25/24	974	1,026	0.00%
Fannie Mae-Aces Series 2015-M10[8,9]	3.092%	4/25/27	347	380	0.00%
Fannie Mae-Aces Series 2015-M12[8,9]	2.884%	5/25/25	758	810	0.00%
Fannie Mae-Aces Series 2015-M15[8,9]	2.923%	10/25/25	1,025	1,103	0.00%
Fannie Mae-Aces Series 2015-M2[8,9]	2.620%	12/25/24	560	592	0.00%
Fannie Mae-Aces Series 2015-M3[8,9]	2.723%	10/25/24	364	385	0.00%
Fannie Mae-Aces Series 2015-M4[8,9]	2.509%	7/25/22	259	261	0.00%
12

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Fannie Mae-Aces Series 2015-M7[8,9]	2.590%	12/25/24	618	652	0.00%
Fannie Mae-Aces Series 2015-M8[8,9]	2.344%	1/25/25	93	95	0.00%
Fannie Mae-Aces Series 2015-M8[8,9]	2.900%	1/25/25	825	881	0.00%
Fannie Mae-Aces Series 2016-M11[8,9]	2.369%	7/25/26	900	955	0.00%
Fannie Mae-Aces Series 2016-M12[8,9]	2.533%	9/25/26	950	1,008	0.00%
Fannie Mae-Aces Series 2016-M13[8,9]	2.566%	9/25/26	249	265	0.00%
Fannie Mae-Aces Series 2016-M2[8,9]	2.152%	1/25/23	373	379	0.00%
Fannie Mae-Aces Series 2016-M3[8,9]	2.702%	2/25/26	391	419	0.00%
Fannie Mae-Aces Series 2016-M4[8,9]	2.576%	3/25/26	400	427	0.00%
Fannie Mae-Aces Series 2016-M5[8,9]	2.469%	4/25/26	800	851	0.00%
Fannie Mae-Aces Series 2016-M6[8,9]	2.488%	5/25/26	600	639	0.00%
Fannie Mae-Aces Series 2016-M7[8,9]	2.157%	10/25/23	149	153	0.00%
Fannie Mae-Aces Series 2016-M7[8,9]	2.499%	9/25/26	261	273	0.00%
Fannie Mae-Aces Series 2016-M9[8,9]	2.292%	6/25/26	1,300	1,370	0.01%
Fannie Mae-Aces Series 2017-M1[8,9]	2.496%	10/25/26	1,075	1,142	0.00%
Fannie Mae-Aces Series 2017-M10[8,9]	2.639%	7/25/24	435	455	0.00%
Fannie Mae-Aces Series 2017-M11[8,9]	2.980%	8/25/29	500	554	0.00%
Fannie Mae-Aces Series 2017-M12[8,9]	3.181%	6/25/27	1,206	1,330	0.01%
Fannie Mae-Aces Series 2017-M14[8,9]	2.964%	11/25/27	350	382	0.00%
Fannie Mae-Aces Series 2017-M15[8,9]	3.196%	11/25/27	1,150	1,244	0.01%
Fannie Mae-Aces Series 2017-M2[8,9]	2.890%	2/25/27	1,182	1,281	0.01%
Fannie Mae-Aces Series 2017-M3[8,9]	2.559%	12/25/26	1,500	1,606	0.01%
Fannie Mae-Aces Series 2017-M4[8,9]	2.665%	12/25/26	1,116	1,196	0.00%
Fannie Mae-Aces Series 2017-M5[8,9]	3.276%	4/25/29	300	337	0.00%
Fannie Mae-Aces Series 2017-M7[8,9]	2.961%	2/25/27	675	734	0.00%
Fannie Mae-Aces Series 2017-M8[8,9]	3.061%	5/25/27	1,563	1,722	0.01%
Fannie Mae-Aces Series 2018-M1[8,9]	3.084%	12/25/27	575	632	0.00%
Fannie Mae-Aces Series 2018-M12[8,9]	3.775%	8/25/30	850	994	0.00%
Fannie Mae-Aces Series 2018-M13[8,9]	3.820%	9/25/30	825	972	0.00%
13

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Fannie Mae-Aces Series 2018-M14[8,9]	3.700%	8/25/28	700	804	0.00%
Fannie Mae-Aces Series 2018-M2[8,9]	2.999%	1/25/28	1,425	1,568	0.01%
Fannie Mae-Aces Series 2018-M3[8,9]	3.191%	2/25/30	325	366	0.00%
Fannie Mae-Aces Series 2018-M4[8,9]	3.147%	3/25/28	720	798	0.00%
Fannie Mae-Aces Series 2018-M7[8,9]	3.150%	3/25/28	400	443	0.00%
Fannie Mae-Aces Series 2019-M1[8,9]	3.673%	9/25/28	750	857	0.00%
Fannie Mae-Aces Series 2019-M12[8,9]	2.885%	6/25/29	2,725	2,986	0.01%
Fannie Mae-Aces Series 2019-M18[8,9]	2.469%	8/25/29	1,000	1,070	0.00%
Fannie Mae-Aces Series 2019-M2[8,9]	3.749%	11/25/28	875	988	0.00%
Fannie Mae-Aces Series 2019-M21[8,9]	2.350%	2/25/31	125	134	0.00%
Fannie Mae-Aces Series 2019-M22[8,9]	2.522%	8/25/29	1,475	1,581	0.01%
Fannie Mae-Aces Series 2019-M4[8,9]	3.610%	2/25/31	900	1,053	0.00%
Fannie Mae-Aces Series 2019-M5[8,9]	3.273%	2/25/29	775	872	0.00%
Fannie Mae-Aces Series 2019-M7[8,9]	3.143%	4/25/29	975	1,092	0.00%
Fannie Mae-Aces Series 2019-M9[8,9]	2.937%	4/25/29	1,225	1,353	0.01%
Fannie Mae-Aces Series 2020-M1[8,9]	2.444%	10/25/29	815	880	0.00%
Fannie Mae-Aces Series 2020-M29[8,9]	1.492%	5/25/30	350	350	0.00%
Fannie Mae-Aces Series 2020-M42[8,9]	1.270%	7/25/30	1,150	1,128	0.00%
Fannie Mae-Aces Series 2020-M46[8,9]	1.323%	5/25/30	900	890	0.00%
Fannie Mae-Aces Series 2020-M5[8,9]	2.210%	1/25/30	525	554	0.00%
Fannie Mae-Aces Series 2020-M52[8,9]	1.363%	10/25/30	675	661	0.00%
Fannie Mae-Aces Series 2021-M1[8,9]	1.436%	11/25/30	725	717	0.00%
Fannie Mae-Aces Series 2021-M11[8,9]	1.507%	3/25/31	1,900	1,897	0.01%
Fannie Mae-Aces Series 2021-M13[8,9]	1.659%	4/25/31	215	216	0.00%
Fannie Mae-Aces Series 2021-M4[8,9]	1.515%	2/25/31	4,275	4,255	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K017[8,9]	2.873%	12/25/21	1,259	1,267	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K019[8,9]	2.272%	3/25/22	1,047	1,058	0.00%
14

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K020[8,9]	2.373%	5/25/22	100	101	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K021[8,9]	2.396%	6/25/22	904	917	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K026[8,9]	2.510%	11/25/22	1,275	1,308	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K027[8,9]	2.637%	1/25/23	1,275	1,314	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K029[8,9]	3.320%	2/25/23	1,250	1,303	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K030[8,9]	2.779%	9/25/22	93	94	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K031[8,9]	3.300%	4/25/23	1,260	1,321	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K032[8,9]	3.016%	2/25/23	296	302	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K033[8,9]	2.871%	2/25/23	415	426	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K034[8,9]	3.531%	7/25/23	1,208	1,273	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K036[8,9]	3.527%	10/25/23	1,375	1,462	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K037[8,9]	3.490%	1/25/24	50	53	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K038[8,9]	2.604%	10/25/23	89	90	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K038[8,9]	3.389%	3/25/24	1,275	1,364	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K039[8,9]	2.683%	12/25/23	92	95	0.00%
15

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K039[8,9]	3.303%	7/25/24	850	913	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K040[8,9]	2.768%	4/25/24	212	220	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K040[8,9]	3.241%	9/25/24	1,025	1,103	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K041[8,9]	3.171%	10/25/24	1,000	1,076	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K042[8,9]	2.267%	6/25/24	96	99	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K042[8,9]	2.670%	12/25/24	2,375	2,521	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K043[8,9]	2.532%	10/25/23	91	93	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K043[8,9]	3.062%	12/25/24	600	645	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K045[8,9]	2.493%	4/25/48	238	245	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K045[8,9]	3.023%	4/25/48	675	725	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K046[8,9]	3.205%	3/25/25	650	704	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K047[8,9]	2.827%	12/25/24	126	131	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K047[8,9]	3.329%	5/25/25	525	572	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K048[8,9]	3.284%	6/25/25	1,025	1,115	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K049[8,9]	3.010%	7/25/25	450	486	0.00%
16

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K050[8,9]	3.334%	8/25/25	750	819	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K052[8,9]	3.151%	11/25/25	450	490	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K053[8,9]	2.995%	12/25/25	275	298	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K054[8,9]	2.745%	1/25/26	700	752	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K055[8,9]	2.673%	3/25/26	1,000	1,072	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K056[8,9]	2.525%	5/25/26	575	613	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K057[8,9]	2.570%	7/25/26	1,025	1,096	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K058[8,9]	2.653%	8/25/26	500	537	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K059[8,9]	3.120%	9/25/26	800	878	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K060[8,9]	3.300%	10/25/26	1,000	1,108	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K061[8,9]	3.347%	11/25/26	2,000	2,222	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K062[8,9]	3.413%	12/25/26	2,400	2,678	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K063[8,9]	3.430%	1/25/27	1,775	1,981	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K064[8,9]	3.224%	3/25/27	1,300	1,439	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K065[8,9]	3.243%	4/25/27	915	1,015	0.00%
17

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K066[8,9]	3.117%	6/25/27	600	662	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K067[8,9]	3.194%	7/25/27	875	971	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K068[8,9]	3.244%	8/25/27	500	557	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K069[8,9]	3.187%	9/25/27	875	973	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K070[8,9]	3.303%	11/25/27	275	308	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K071[8,9]	3.286%	11/25/27	960	1,074	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K072[8,9]	3.444%	12/25/27	450	508	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K073[8,9]	3.350%	1/25/28	500	562	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K074[8,9]	3.600%	1/25/28	1,000	1,141	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K075[8,9]	3.650%	2/25/28	675	773	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K076[8,9]	3.900%	4/25/28	2,575	2,991	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K078[8,9]	3.854%	6/25/28	500	580	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K079[8,9]	3.926%	6/25/28	1,000	1,166	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K080[8,9]	3.736%	4/25/28	279	310	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K080[8,9]	3.926%	7/25/28	800	934	0.00%
18

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K081[8,9]	3.900%	8/25/28	1,200	1,401	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K082[8,9]	3.920%	9/25/28	550	643	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K083[8,9]	4.050%	9/25/28	3,425	4,032	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K084[8,9]	3.780%	11/25/51	2,400	2,771	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K085[8,9]	4.060%	10/25/28	1,025	1,203	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K087[8,9]	3.591%	10/25/27	92	102	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K087[8,9]	3.771%	12/25/28	800	929	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K088[8,9]	3.690%	1/25/29	1,175	1,359	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K089[8,9]	3.563%	1/25/29	475	545	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K090[8,9]	3.422%	2/25/29	900	1,025	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K091[8,9]	3.505%	3/25/29	300	344	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K092[8,9]	3.298%	4/25/29	975	1,103	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K093[8,9]	2.982%	5/25/29	1,650	1,830	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K094[8,9]	2.903%	6/25/29	1,150	1,270	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K095[8,9]	2.785%	6/25/29	1,150	1,260	0.01%
19

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K096[8,9]	2.519%	7/25/29	1,000	1,077	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K098[8,9]	2.425%	8/25/29	1,850	1,980	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K099[8,9]	2.595%	9/25/29	850	921	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K101[8,9]	2.524%	10/25/29	1,500	1,617	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K102[8,9]	2.537%	10/25/29	1,400	1,511	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K103[8,9]	2.651%	11/25/29	1,100	1,197	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K104[8,9]	2.253%	2/25/52	1,835	1,944	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K105[8,9]	1.872%	3/25/53	365	376	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K108[8,9]	1.517%	3/25/30	600	602	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K109[8,9]	1.558%	4/25/30	1,000	1,007	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K110[8,9]	1.477%	4/25/30	225	225	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K111[8,9]	1.350%	5/25/30	550	544	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K114[8,9]	1.366%	6/25/30	700	693	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K116[8,9]	1.378%	7/25/30	1,250	1,238	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K117[8,9]	1.406%	8/25/30	1,200	1,190	0.00%
20

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K118[8,9]	1.493%	9/25/30	1,600	1,599	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K120[8,9]	1.500%	10/25/30	1,100	1,099	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K121[8,9]	0.995%	11/25/53	124	123	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K121[8,9]	1.547%	11/25/53	700	702	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K122[8,9]	0.863%	11/25/30	50	49	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K122[8,9]	1.521%	11/25/30	700	700	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K123[8,9]	1.621%	2/25/54	2,150	2,170	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K124[8,9]	1.658%	12/25/30	1,225	1,240	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K125[8,9]	1.846%	1/25/31	875	900	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K126[8,9]	2.074%	1/25/31	1,075	1,126	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K127[8,9]	2.108%	1/25/31	600	630	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K128[8,9]	2.020%	3/25/31	1,115	1,163	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K129[8,9]	1.342%	9/25/30	250	249	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K129[8,9]	1.914%	5/25/31	1,800	1,855	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1510[8,9]	3.718%	1/25/31	300	352	0.00%
21

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K-1510[8,9]	3.794%	1/25/34	2,135	2,580	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1511[8,9]	3.470%	3/25/31	375	434	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1511[8,9]	3.542%	3/25/34	950	1,124	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1513[8,9]	2.797%	8/25/34	2,295	2,532	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1514[8,9]	2.859%	10/25/34	950	1,056	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1515[8,9]	1.940%	2/25/35	625	631	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1516[8,9]	1.721%	5/25/35	875	859	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1517[8,9]	1.716%	7/25/35	1,250	1,228	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1518[8,9]	1.860%	10/25/35	375	374	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1519[8,9]	2.013%	12/25/35	1,065	1,081	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K152[8,9]	3.080%	1/25/31	400	452	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1520[8,9]	2.007%	7/25/35	250	258	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1520[8,9]	2.438%	2/25/36	875	928	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K153[8,9]	3.294%	3/25/29	1,600	1,801	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K153[8,9]	3.117%	10/25/31	900	1,016	0.00%
22

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K154[8,9]	3.424%	4/25/32	150	172	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K154[8,9]	3.459%	11/25/32	200	234	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K155[8,9]	3.750%	11/25/32	400	470	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K155[8,9]	3.750%	4/25/33	850	1,018	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K157[8,9]	3.990%	5/25/33	275	330	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K157[8,9]	3.990%	8/25/33	375	460	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K717[8,9]	2.991%	9/25/21	980	982	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K718[8,9]	2.791%	1/25/22	745	752	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K720[8,9]	2.716%	6/25/22	525	533	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K722[8,9]	2.183%	5/25/22	161	163	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K723[8,9]	2.454%	8/25/23	500	517	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K724[8,9]	3.062%	11/25/23	1,000	1,050	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K725[8,9]	3.002%	1/25/24	1,200	1,266	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K726[8,9]	2.905%	4/25/24	719	756	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K727[8,9]	2.946%	7/25/24	1,500	1,586	0.01%
23

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K728[8,9]	3.064%	8/25/24	1,175	1,251	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K729[8,9]	3.136%	10/25/24	2,000	2,140	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K730[8,9]	3.452%	9/25/24	20	20	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K730[8,9]	3.590%	1/25/25	1,200	1,303	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K731[8,9]	3.600%	2/25/25	1,000	1,082	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K732[8,9]	3.700%	5/25/25	1,000	1,095	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K734[8,9]	3.208%	2/25/26	1,565	1,707	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K735[8,9]	2.862%	5/25/26	2,000	2,158	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K737[8,9]	2.525%	10/25/26	1,700	1,817	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K739[8,9]	1.336%	9/25/27	1,850	1,864	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K741[8,9]	1.603%	12/25/27	1,725	1,763	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K742[8,9]	1.760%	3/25/28	850	876	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K743[8,9]	1.770%	5/25/28	550	566	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series KC02[8,9]	3.370%	7/25/25	800	850	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series KW01[8,9]	2.853%	1/25/26	800	863	0.00%
24

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
†	Asset-Backed/Commercial Mortgage-Backed Securities—Other[8,11]				333,843	0.38%
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $519,954)					544,457	0.94%
Corporate Bonds
	Communications
	Alphabet Inc.	0.450–3.375%	2/25/24–8/15/60	9,800	9,254	0.00%
	AT&T Inc.	0.900–5.550%	12/15/23–2/1/61	66,257	72,897	0.17%
	AT&T Inc.[8]	4.100–5.150%	2/15/28–11/15/46	3,943	4,636	0.01%
	AT&T Inc.[4,8]	2.550–3.800%	12/1/33–9/15/59	26,577	26,875	0.05%
	Comcast Corp.	1.500–7.050%	3/1/24–8/15/62	64,300	74,321	0.10%
	Verizon Communications Inc.	0.750–5.250%	3/22/24–3/22/61	85,037	93,415	0.23%
	Walt Disney Co.	1.650–6.650%	9/1/22–5/13/60	31,733	37,420	0.06%
†	Communications—Other[8]				251,649	0.37%
					570,467	0.99%
	Consumer Discretionary
	Amazon.com Inc.	0.250–5.200%	11/29/22–5/12/61	43,943	47,049	0.17%
	Home Depot Inc.	0.900–5.950%	4/1/23–3/15/51	27,660	31,807	0.08%
	NIKE Inc.	2.250–3.875%	5/1/23–3/27/50	8,025	8,902	0.02%
†	Consumer Discretionary—Other[4,8]				297,024	0.40%
					384,782	0.67%
	Consumer Staples
	Coca-Cola Co.	1.000–4.200%	9/6/24–6/1/60	16,871	17,149	0.02%
	PepsiCo Inc.	0.400–4.600%	3/1/23–3/19/60	25,941	28,789	0.10%
	Procter & Gamble Co.	0.550–5.550%	8/15/23–3/25/50	12,443	13,814	0.03%
	Walmart Inc.	2.350–7.550%	12/15/22–9/24/49	25,464	29,975	0.09%
†	Consumer Staples—Other[4,8]				329,844	0.49%
					419,571	0.73%
	Energy
	Chevron Corp.	1.141–3.326%	12/5/22–5/11/50	14,770	15,227	0.03%
	Exxon Mobil Corp.	1.571–4.327%	8/16/22–4/15/51	31,874	35,000	0.07%
†	Energy—Other[4,8]				439,806	0.75%
					490,033	0.85%
	Financials
	Bank of America Corp.[8]	0.523–5.875%	10/21/22–3/13/52	137,408	147,689	0.33%
	Bank of America Corp.	0.976–7.750%	7/24/23–4/22/42	18,085	20,518	0.06%
	Berkshire Hathaway Inc.	2.750–4.500%	2/11/23–2/11/43	5,956	6,561	0.01%
	Citigroup Inc.	0.776–8.125%	8/2/21–7/23/48	41,747	48,439	0.11%
	Citigroup Inc.[8]	2.312–5.316%	11/4/22–3/26/41	34,660	39,589	0.09%
	Goldman Sachs Group Inc.[8]	0.481–4.800%	10/31/22–7/8/44	23,300	25,630	0.07%
	Goldman Sachs Group Inc.	0.523–6.750%	1/22/23–10/21/45	58,319	65,958	0.15%
	JPMorgan Chase & Co.	0.563–7.625%	9/23/22–4/22/52	69,233	76,670	0.19%
	JPMorgan Chase & Co.[8]	1.514–4.493%	4/1/23–4/22/51	70,055	75,551	0.19%
	Mastercard Inc.	1.900–3.950%	4/1/24–3/15/51	13,664	15,173	0.03%
	Morgan Stanley[8]	0.529–6.250%	11/17/21–1/25/52	59,153	64,487	0.18%
	Morgan Stanley	0.731–7.250%	11/1/22–1/22/47	27,833	31,253	0.08%
	PayPal Holdings Inc.	1.350–3.250%	9/26/22–6/1/50	5,700	6,023	0.00%
	Visa Inc.	0.750–4.300%	9/15/22–8/15/50	21,506	23,468	0.04%
	Wells Fargo & Co.[8]	1.654–5.950%	2/13/23–4/4/51	65,360	73,159	0.15%
25

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Wells Fargo & Co.	3.000–5.606%	8/15/23–5/1/45	12,075	14,017	0.04%
†	Financials—Other[4,8,11]				953,724	1.21%
					1,687,909	2.93%
	Health Care
	Abbott Laboratories	1.150–6.150%	11/30/23–11/30/46	14,326	17,439	0.04%
	AbbVie Inc.	2.300–4.875%	10/1/22–11/21/49	61,407	69,613	0.18%
	Eli Lilly & Co.	2.250–4.150%	6/1/25–9/15/60	6,590	7,176	0.01%
	Johnson & Johnson	0.550–6.950%	3/1/23–9/1/60	22,165	24,840	0.03%
	Merck & Co. Inc.	0.750–6.500%	9/15/22–6/24/50	19,338	20,903	0.05%
	Pfizer Inc.	0.800–7.200%	6/15/23–5/28/50	21,507	24,917	0.04%
	UnitedHealth Group Inc.	1.150–6.875%	7/15/22–5/15/60	38,706	43,321	0.10%
†	Health Care—Other[4,8,11]				492,017	0.77%
					700,226	1.22%
	Industrials
	Boeing Co.	1.167–6.875%	2/4/23–5/1/60	49,685	56,584	0.12%
†	Industrials—Other[4,8,11]				422,477	0.71%
					479,061	0.83%
†	Materials[4,8,11]				177,447	0.31%
†	Real Estate [8,11]				226,296	0.39%
	Technology
	Adobe Inc.	1.700–3.250%	2/1/23–2/1/30	2,780	2,926	0.00%
	Apple Inc.	0.550–4.650%	9/12/22–2/8/61	80,896	86,699	0.19%
	Broadcom Inc.	2.250–5.000%	11/15/23–11/15/32	18,111	20,376	0.05%
	Broadcom Inc.[4,8]	1.950–3.750%	2/15/28–2/15/51	11,894	12,177	0.03%
	Cisco Systems Inc.	2.200–5.900%	2/28/23–1/15/40	8,325	9,920	0.02%
	Intel Corp.	2.450–4.950%	7/29/22–3/25/60	24,977	28,707	0.05%
	Microsoft Corp.	2.000–4.100%	11/3/22–3/17/62	44,526	47,869	0.11%
	NVIDIA Corp.	0.309–3.700%	6/15/23–4/1/60	10,429	11,183	0.01%
	Oracle Corp.	1.650–6.125%	10/15/22–3/25/61	70,801	76,063	0.18%
	salesforce.com Inc.	3.250–3.700%	4/11/23–4/11/28	2,100	2,318	0.00%
	salesforce.com Inc.[11]	1.500–3.050%	7/15/28–7/15/61	2,965	2,986	0.00%
†	Technology—Other[4,8]				230,676	0.28%
					531,900	0.92%
†	Utilities[4,8]				512,563	0.89%
Total Corporate Bonds (Cost $5,761,300)					6,180,255	10.73%
†Sovereign Bonds (Cost $799,893)[4,8,11,13,14,15,16,17]					830,512	1.44%
†Taxable Municipal Bonds (Cost $141,062)[18,19,20,21]					160,911	0.28%
26

Balanced Index Fund
	Coupon	Shares	Market Value• ($000)	Percentage of Net Assets
Temporary Cash Investments
Money Market Fund
Vanguard Market Liquidity Fund[22,23] (Cost $1,673,302)	0.056%	16,735,349	1,673,535	2.91%
Total Investments (Cost $32,409,835)			58,178,549	101.00%
Other Assets and Liabilities—Net			(577,933)	(1.00%)
Net Assets			57,600,616	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Includes non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $109,106,000.
2	Certain securities are valued using significant unobservable inputs.
3	Restricted securities totaling $48,000, representing 0.0% of net assets.
4	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value of these securities was $110,802,000, representing 0.2% of net assets.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
7	Securities with a value of $82,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	U.S. government-guaranteed.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2021.
12	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
13	Guaranteed by the Government of Canada.
14	Guaranteed by the Federal Republic of Germany.
15	Guaranteed by the Government of Japan.
16	Guaranteed by the Republic of Austria.
17	Guaranteed by the Government of Mexico.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
20	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
21	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
22	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
23	Collateral of $114,839,000 was received for securities on loan, of which $107,524,000 is held in Vanguard Market Liquidity Fund and $7,315,000 is held in cash.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
27

Balanced Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2021	6,466	856,745	2,555
E-mini Russell 2000 Index	September 2021	186	21,463	(213)
E-mini S&P 500 Index	September 2021	654	140,237	1,699
				4,041
See accompanying Notes, which are an integral part of the Financial Statements.
28

Balanced Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $30,703,713)	56,472,773
Affiliated Issuers (Cost $1,706,122)	1,705,776
Total Investments in Securities	58,178,549
Investment in Vanguard	1,963
Cash	7,315
Cash Collateral Pledged—Futures Contracts	18,220
Receivables for Investment Securities Sold	174,532
Receivables for Accrued Income	119,591
Receivables for Capital Shares Issued	33,055
Variation Margin Receivable—Futures Contracts	1,761
Total Assets	58,534,986
Liabilities
Due to Custodian	20,422
Payables for Investment Securities Purchased	738,538
Collateral for Securities on Loan	114,839
Payables for Capital Shares Redeemed	58,964
Payables to Vanguard	1,607
Total Liabilities	934,370
Net Assets	57,600,616
29

Balanced Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	31,296,558
Total Distributable Earnings (Loss)	26,304,058
Net Assets	57,600,616

Investor Shares—Net Assets
Applicable to 7,123,981 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	338,224
Net Asset Value Per Share—Investor Shares	$47.48

Admiral Shares—Net Assets
Applicable to 942,313,256 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,738,052
Net Asset Value Per Share—Admiral Shares	$47.48

Institutional Shares—Net Assets
Applicable to 263,755,537 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,524,340
Net Asset Value Per Share—Institutional Shares	$47.48
See accompanying Notes, which are an integral part of the Financial Statements.
30

Balanced Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	215,716
Dividends—Affiliated Issuers	252
Interest—Unaffiliated Issuers	188,081
Interest—Affiliated Issuers	598
Securities Lending—Net	2,286
Total Income	406,933
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,397
Management and Administrative—Investor Shares	279
Management and Administrative—Admiral Shares	12,673
Management and Administrative—Institutional Shares	3,124
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—Admiral Shares	624
Marketing and Distribution—Institutional Shares	139
Custodian Fees	134
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Admiral Shares	194
Shareholders’ Reports—Institutional Shares	20
Trustees’ Fees and Expenses	8
Total Expenses	18,601
Net Investment Income	388,332
Realized Net Gain (Loss)
Capital Gain Distributions Received—Affiliated Issuers	20
Investment Securities Sold—Unaffiliated Issuers	542,725
Investment Securities Sold—Affiliated Issuers	—
Futures Contracts	(8,344)
Realized Net Gain (Loss)	534,401
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	3,457,651
Investment Securities—Affiliated Issuers	(864)
Futures Contracts	2,646
Change in Unrealized Appreciation (Depreciation)	3,459,433
Net Increase (Decrease) in Net Assets Resulting from Operations	4,382,166
See accompanying Notes, which are an integral part of the Financial Statements.
31

Balanced Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	388,332	846,874
Realized Net Gain (Loss)	534,401	701,847
Change in Unrealized Appreciation (Depreciation)	3,459,433	5,507,432
Net Increase (Decrease) in Net Assets Resulting from Operations	4,382,166	7,056,153
Distributions
Investor Shares	(3,524)	(9,390)
Admiral Shares	(473,847)	(1,021,760)
Institutional Shares	(135,854)	(312,065)
Total Distributions	(613,225)	(1,343,215)
Capital Share Transactions
Investor Shares	(19,027)	(102,842)
Admiral Shares	1,930,045	1,959,244
Institutional Shares	372	(773,352)
Net Increase (Decrease) from Capital Share Transactions	1,911,390	1,083,050
Total Increase (Decrease)	5,680,331	6,795,988
Net Assets
Beginning of Period	51,920,285	45,124,297
End of Period	57,600,616	51,920,285
See accompanying Notes, which are an integral part of the Financial Statements.
32

Balanced Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$44.34	$39.23	$32.99	$34.72	$31.11	$29.22
Investment Operations
Net Investment Income	.300[1]	.700[1]	.755[1]	.748[1]	.647[1]	.613
Capital Gain Distributions Received	.000[1,2]	—	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3.327	5.537	6.345	(1.753)	3.600	1.889
Total from Investment Operations	3.627	6.237	7.100	(1.005)	4.247	2.502
Distributions
Dividends from Net Investment Income	(.306)	(.687)	(.794)	(.725)	(.637)	(.612)
Distributions from Realized Capital Gains	(.181)	(.440)	(.066)	—	—	—
Total Distributions	(.487)	(1.127)	(.860)	(.725)	(.637)	(.612)
Net Asset Value, End of Period	$47.48	$44.34	$39.23	$32.99	$34.72	$31.11
Total Return[3]	8.24%	16.26%	21.67%	-2.97%	13.75%	8.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$338	$334	$396	$3,014	$3,474	$3,343
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.32%	1.76%	2.11%	2.15%	1.97%	2.06%
Portfolio Turnover Rate[4]	20%	60%	37%[5]	44%[5]	37%[5]	44%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 9%, 12%, 6%, 10%, 11%, and 12%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
33

Balanced Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$44.34	$39.23	$32.99	$34.72	$31.11	$29.22
Investment Operations
Net Investment Income	.324[1]	.742[1]	.817[1]	.791[1]	.689[1]	.649
Capital Gain Distributions Received	.000[1,2]	—	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3.328	5.542	6.319	(1.757)	3.599	1.890
Total from Investment Operations	3.652	6.284	7.136	(.966)	4.288	2.539
Distributions
Dividends from Net Investment Income	(.331)	(.733)	(.830)	(.764)	(.678)	(.649)
Distributions from Realized Capital Gains	(.181)	(.441)	(.066)	—	—	—
Total Distributions	(.512)	(1.174)	(.896)	(.764)	(.678)	(.649)
Net Asset Value, End of Period	$47.48	$44.34	$39.23	$32.99	$34.72	$31.11
Total Return[3]	8.30%	16.40%	21.79%	-2.86%	13.89%	8.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,738	$39,901	$33,585	$23,913	$23,556	$18,695
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.43%	1.86%	2.22%	2.26%	2.09%	2.18%
Portfolio Turnover Rate[4]	20%	60%	37%[5]	44%[5]	37%[5]	44%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 9%, 12%, 6%, 10%, 11%, and 12%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
34

Balanced Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$44.35	$39.24	$33.00	$34.72	$31.12	$29.22
Investment Operations
Net Investment Income	.327[1]	.747[1]	.820[1]	.793[1]	.691[1]	.653
Capital Gain Distributions Received	.000[1,2]	—	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3.317	5.541	6.320	(1.745)	3.588	1.899
Total from Investment Operations	3.644	6.288	7.140	(.952)	4.279	2.552
Distributions
Dividends from Net Investment Income	(.333)	(.737)	(.834)	(.768)	(.679)	(.652)
Distributions from Realized Capital Gains	(.181)	(.441)	(.066)	—	—	—
Total Distributions	(.514)	(1.178)	(.900)	(.768)	(.679)	(.652)
Net Asset Value, End of Period	$47.48	$44.35	$39.24	$33.00	$34.72	$31.12
Total Return	8.28%	16.41%	21.79%	-2.82%	13.86%	8.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,524	$11,685	$11,143	$9,543	$10,075	$8,495
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.87%	2.23%	2.27%	2.10%	2.19%
Portfolio Turnover Rate[3]	20%	60%	37%[4]	44%[4]	37%[4]	44%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Includes 9%, 12%, 6%, 10%, 11%, and 12%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
35

Balanced Index Fund
Notes to Financial Statements
Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of
36

Balanced Index Fund
the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
At June 30, 2021, counterparties had deposited in segregated accounts cash of $10,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
37

Balanced Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
38

Balanced Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $1,963,000, representing less than 0.01% of the fund’s net assets and 0.79% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
39

Balanced Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	35,211,157	50	429	35,211,636
Preferred Stocks	8	—	—	8
U.S. Government and Agency Obligations	—	13,577,235	—	13,577,235
Asset-Backed/Commercial Mortgage-Backed Securities	—	544,457	—	544,457
Corporate Bonds	—	6,180,255	—	6,180,255
Sovereign Bonds	—	830,512	—	830,512
Taxable Municipal Bonds	—	160,911	—	160,911
Temporary Cash Investments	1,673,535	—	—	1,673,535
Total	36,884,700	21,293,420	429	58,178,549

Derivative Financial Instruments
Assets
Futures Contracts[1]	4,254	—	—	4,254
Liabilities
Futures Contracts[1]	213	—	—	213
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2021, gross unrealized appreciation and depreciation for investments, derivatives and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	32,429,660
Gross Unrealized Appreciation	26,164,941
Gross Unrealized Depreciation	(412,011)
Net Unrealized Appreciation (Depreciation)	25,752,930
E.  During the six months ended June 30, 2021, the fund purchased $1,850,426,000 of investment securities and sold $1,965,659,000 of investment securities, other than U.S. government securities and U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $10,128,558,000 and $8,566,643,000, respectively.
40

Balanced Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	12,130	265	32,057	799
Issued in Lieu of Cash Distributions	3,524	78	9,391	238
Redeemed	(34,681)	(762)	(144,290)	(3,588)
Net Increase (Decrease)—Investor Shares	(19,027)	(419)	(102,842)	(2,551)
Admiral Shares
Issued	4,600,843	100,841	7,512,084	187,887
Issued in Lieu of Cash Distributions	432,619	9,552	935,633	23,485
Redeemed	(3,103,417)	(67,959)	(6,488,473)	(167,507)
Net Increase (Decrease)—Admiral Shares	1,930,045	42,434	1,959,244	43,865
Institutional Shares
Issued	1,133,375	25,083	1,362,269	33,415
Issued in Lieu of Cash Distributions	132,142	2,917	303,674	7,647
Redeemed	(1,265,145)	(27,728)	(2,439,295)	(61,549)
Net Increase (Decrease)—Institutional Shares	372	272	(773,352)	(20,487)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	1,548,665	NA1	NA1	—	—	598	—	1,673,535
Vanguard Total Bond Market ETF	33,105	—	—	—	(864)	252	20	32,241
Total	1,581,770				(864)	850	20	1,705,776
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
41

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Balanced Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index and Fixed Income Groups. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Equity Index Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
42

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
43

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Balanced Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
44

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q022 082021

Semiannual Report  |  June 30, 2021
Vanguard Managed Allocation Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A typical fund’s expenses are expressed as a percentage of its average net assets. The Managed Allocation Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.
The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Managed Allocation Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2021
Managed Allocation Fund	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,098.30	$1.61
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.26	1.56
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The fund's annualized expense figure for that period is 0.31%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Managed Allocation Fund
Underlying Vanguard Funds
As of June 30, 2021
Vanguard Total International Stock Index Fund Investor Shares	23.8%
Vanguard Total Stock Market Index Fund Investor Shares	14.2
Vanguard Total Bond Market II Index Fund Investor Shares	11.5
Vanguard Commodity Strategy Fund AdmiralTM Shares	8.3
Vanguard Alternative Strategies Fund Investor Shares	7.9
Vanguard Small-Cap Value Index Fund Admiral Shares	5.9
Vanguard Market Neutral Fund Investor Shares	5.0
Vanguard Value Index Fund Investor Shares	4.9
Vanguard Total International Bond Index Fund Investor Shares	4.0
Vanguard Dividend Appreciation Index Fund Admiral Shares	3.5
Vanguard Emerging Markets Bond Fund Investor Shares	3.0
Vanguard High Dividend Yield Index Fund Admiral Shares	3.0
Vanguard Emerging Markets Stock Index Fund Investor Shares	2.5
Vanguard Global Minimum Volatility Fund Investor Shares	2.5
The table reflects the fund's investments, except for short-term investments.
3

Managed Allocation Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (31.6%)
Vanguard Total Stock Market Index Fund Investor Shares	1,799,881	195,215
Vanguard Small-Cap Value Index Fund Admiral Shares	1,094,503	81,661
Vanguard Value Index Fund Investor Shares	1,260,893	67,634
Vanguard Dividend Appreciation Index Fund Admiral Shares	1,149,984	48,299
Vanguard High Dividend Yield Index Fund Admiral Shares	1,293,970	40,877
		433,686
Global Stock Fund (2.5%)
Vanguard Global Minimum Volatility Fund Investor Shares	2,359,831	34,619
International Stock Funds (26.3%)
Vanguard Total International Stock Index Fund Investor Shares	15,496,664	326,515
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,017,199	34,951
		361,466
U.S. Bond Fund (11.4%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	14,102,472	157,384
International Bond Funds (7.0%)
Vanguard Total International Bond Index Fund Investor Shares	4,773,343	54,464
Vanguard Emerging Markets Bond Fund Investor Shares	3,411,007	41,136
		95,600
Alternative Funds (21.2%)
Vanguard Commodity Strategy Fund Admiral Shares	3,410,613	113,369
Vanguard Alternative Strategies Fund Investor Shares	6,341,827	108,445
Vanguard Market Neutral Fund Investor Shares	7,062,625	69,002
		290,816
Total Investment Companies (Cost $1,015,077)		1,373,571
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.056% (Cost $453)	4,535	453
Total Investments (100.0%) (Cost $1,015,530)		1,374,024
Other Assets and Liabilities—Net (0.0%)		(178)
Net Assets (100%)		1,373,846
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Managed Allocation Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,015,530)	1,374,024
Receivables for Investment Securities Sold	369
Receivables for Accrued Income	375
Receivables for Capital Shares Issued	780
Total Assets	1,375,548
Liabilities
Payables for Investment Securities Purchased	375
Payables for Capital Shares Redeemed	1,327
Total Liabilities	1,702
Net Assets	1,373,846
At June 30, 2021, net assets consisted of:

Paid-in Capital	988,069
Total Distributable Earnings (Loss)	385,777
Net Assets	1,373,846

Net Assets
Applicable to 73,004,445 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,373,846
Net Asset Value Per Share	$18.82
See accompanying Notes, which are an integral part of the Financial Statements.
5

Managed Allocation Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	8,664
Net Investment Income—Note B	8,664
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	46
Affiliated Funds Sold	18,825
Realized Net Gain (Loss)	18,871
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	95,604
Net Increase (Decrease) in Net Assets Resulting from Operations	123,139
See accompanying Notes, which are an integral part of the Financial Statements.
6

Managed Allocation Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,664	23,491
Realized Net Gain (Loss)	18,871	60,523
Change in Unrealized Appreciation (Depreciation)	95,604	(56,962)
Net Increase (Decrease) in Net Assets Resulting from Operations	123,139	27,052
Distributions
Total Distributions	(14,682)	(66,320)
Capital Share Transactions
Issued	114,018	150,614
Issued in Lieu of Cash Distributions	9,318	32,898
Redeemed	(160,773)	(710,431)
Net Increase (Decrease) from Capital Share Transactions	(37,437)	(526,919)
Total Increase (Decrease)	71,020	(566,187)
Net Assets
Beginning of Period	1,302,826	1,869,013
End of Period	1,373,846	1,302,826
See accompanying Notes, which are an integral part of the Financial Statements.
7

Managed Allocation Fund
Financial Highlights
	Six Months Ended June 30, 2021	Year Ended December 31,
For a Share Outstanding Throughout Each Period		2020	2019[1]	2018[1]	2017[1]	2016[1]
Net Asset Value, Beginning of Period	$17.33	$17.00	$15.68	$19.11	$17.54	$17.33
Investment Operations
Net Investment Income	.119[2]	.265[2]	.431[2]	.395[2]	.358[2]	.324
Capital Gain Distributions Received	.001[2]	.020[2]	.107[2]	.056[2]	.011[2]	.072
Net Realized and Unrealized Gain (Loss) on Investments	1.573	.839	1.877	(1.502)	1.919	.881
Total from Investment Operations	1.693	1.124	2.415	(1.051)	2.288	1.277
Distributions
Dividends from Net Investment Income	—	(.235)	(.535)	(.394)	(.394)	(.480)
Distributions from Realized Capital Gains	(.203)	(.559)	(.354)	(.996)	(.024)	(.266)
Return of Capital	—	—	(.206)	(.989)	(.300)	(.321)
Total Distributions	(.203)	(.794)	(1.095)	(2.379)	(.718)	(1.067)
Net Asset Value, End of Period	$18.82	$17.33	$17.00	$15.68	$19.11	$17.54
Total Return	9.83%	6.89%	15.64%	-5.67%	13.29%	7.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,374	$1,303	$1,869	$1,760	$2,089	$1,698
Ratio of Total Expenses to Average Net Assets	—	—	0.02%	0.03%	0.02%	0.02%
Acquired Fund Fees and Expenses	0.31%	0.28%	0.30%	0.29%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.32%	1.65%	2.57%	2.11%	1.95%	1.80%
Portfolio Turnover Rate	10%	33%	19%	17%	8%	19%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Prepared on a consolidated basis through the fiscal year ended December 31, 2019, to include activity associated with Vanguard MPF Portfolio, which was held by the fund until June 27, 2019.
2	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Managed Allocation Fund
Notes to Financial Statements
Vanguard Managed Allocation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in Vanguard mutual funds and other investments according to an asset allocation strategy designed to provide shareholders with capital appreciation and income from their investments in the fund. Financial Statements and other information about each underlying fund are available on www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans
9

Managed Allocation Fund
may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended June 30, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2021, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  As of June 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,015,809
Gross Unrealized Appreciation	374,989
Gross Unrealized Depreciation	(16,774)
Net Unrealized Appreciation (Depreciation)	358,215
10

Managed Allocation Fund
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	6,250	9,192
Issued in Lieu of Cash Distributions	520	1,977
Redeemed	(8,923)	(45,943)
Net Increase (Decrease) in Shares Outstanding	(2,153)	(34,774)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2021 Market Value ($000)
Vanguard Alternative Strategies Fund	129,560	5,143	27,036	(4,910)	5,688	—	—	108,445
Vanguard Commodity Strategy Fund	100,104	14,066	23,750	2,458	20,491	—	—	113,369
Vanguard Dividend Appreciation Index Fund	39,311	6,846	1,995	133	4,004	346	—	48,299
Vanguard Emerging Markets Bond Fund	32,872	9,003	500	(2)	(237)	524	—	41,136
Vanguard Emerging Markets Stock Index Fund	26,040	8,298	1,750	572	1,791	185	—	34,951
Vanguard Global Minimum Volatility Fund	32,525	1,000	1,266	325	2,035	—	—	34,619
Vanguard High Dividend Yield Index Fund	39,358	552	4,438	711	4,694	551	—	40,877
Vanguard Market Liquidity Fund	8,214	NA1	NA1	—	—	—	—	453
Vanguard Market Neutral Fund	75,602	1,770	14,872	(583)	7,085	—	—	69,002
Vanguard Small-Cap Value Index Fund	64,892	13,599	10,457	2,249	11,378	600	—	81,661
Vanguard Total Bond Market II Index Fund	149,786	18,730	7,325	(99)	(3,708)	1,317	46	157,384
Vanguard Total International Bond Index Fund	52,349	5,374	2,000	193	(1,452)	217	—	54,464
11

Managed Allocation Fund
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2021 Market Value ($000)
Vanguard Total International Stock Index Fund	310,391	17,555	28,108	4,535	22,142	3,169	—	326,515
Vanguard Total Stock Market Index Fund	182,717	6,221	19,108	10,760	14,625	1,079	—	195,215
Vanguard Value Index Fund	65,614	676	8,207	2,483	7,068	676	—	67,634
Total	1,309,335	108,833	150,812	18,825	95,604	8,664	46	1,374,024
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
12

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Managed Allocation Fund (formerly Vanguard Managed Payout Fund) has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board considered the advisory expenses of each of the underlying funds in which the fund invests and noted that each of the underlying funds has advisory expenses well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
13

The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Managed Allocation Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
15

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent
Vanguard Marketing Corporation, Distributor.
Q14972 082021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021

		Shares	Market Value ($000)
Common Stocks (61.13%)
Basic Materials (1.24%)
	Linde plc	412,012	119,113
	Air Products and Chemicals Inc.	175,563	50,506
	Freeport-McMoRan Inc.	1,162,096	43,125
	Ecolab Inc.	203,761	41,969
	Newmont Corp.	636,236	40,325
	Dow Inc.	590,888	37,391
	International Flavors & Fragrances Inc.	197,291	29,475
	Fastenal Co.	456,919	23,760
	Nucor Corp.	237,500	22,783
	LyondellBasell Industries NV Class A	211,949	21,803
	International Paper Co.	312,585	19,165
	Albemarle Corp.	92,755	15,625
	Avery Dennison Corp.	65,703	13,813
	Celanese Corp.	89,028	13,497
	Eastman Chemical Co.	109,225	12,752
	FMC Corp.	102,915	11,135
	Steel Dynamics Inc.	159,288	9,494
	CF Industries Holdings Inc.	171,575	8,827
	Mosaic Co.	271,150	8,652
*	Cleveland-Cliffs Inc.	357,091	7,699
	Reliance Steel & Aluminum Co.	49,740	7,506
	Scotts Miracle-Gro Co.	30,878	5,926
	Royal Gold Inc.	51,721	5,901
*	Alcoa Corp.	146,400	5,393
	Olin Corp.	114,046	5,276
	Valvoline Inc.	145,334	4,718
	United States Steel Corp.	193,243	4,638
	Chemours Co.	132,679	4,617
	Timken Co.	55,105	4,441
	Huntsman Corp.	160,213	4,249
*	Hexcel Corp.	67,317	4,201
	Ashland Global Holdings Inc.	47,850	4,187
	Element Solutions Inc.	168,379	3,937
*	RBC Bearings Inc.	19,218	3,832
	W R Grace & Co.	53,051	3,667
	Avient Corp.	72,523	3,565
	UFP Industries Inc.	46,235	3,437
	Balchem Corp.	25,816	3,389
*	Univar Solutions Inc.	134,313	3,275
	Hecla Mining Co.	427,152	3,178
	Commercial Metals Co.	99,361	3,052
*	Arconic Corp.	81,237	2,894
	Sensient Technologies Corp.	32,733	2,833
*	Ingevity Corp.	32,591	2,652
	Quaker Chemical Corp.	11,035	2,617
	Cabot Corp.	44,156	2,514
*	Amyris Inc.	151,100	2,473
*	Livent Corp.	127,674	2,472
*	MP Materials Corp.	65,100	2,400
*	Domtar Corp.	41,989	2,308
	NewMarket Corp.	7,058	2,273
	Westlake Chemical Corp.	25,122	2,263
	Minerals Technologies Inc.	26,839	2,111
	Stepan Co.	16,746	2,014
	Tronox Holdings plc Class A	87,714	1,965
	GrafTech International Ltd.	160,275	1,862
	Mueller Industries Inc.	41,401	1,793

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Boise Cascade Co.	30,705	1,792
	Innospec Inc.	19,761	1,791
	Worthington Industries Inc.	27,489	1,682
	Kaiser Aluminum Corp.	13,151	1,624
	Compass Minerals International Inc.	27,193	1,611
	Carpenter Technology Corp.	38,339	1,542
*	Coeur Mining Inc.	172,147	1,529
	Materion Corp.	15,393	1,160
	Schweitzer-Mauduit International Inc.	25,778	1,041
	Schnitzer Steel Industries Inc. Class A	18,601	912
*	GCP Applied Technologies Inc.	37,443	871
*	Kraton Corp.	23,122	747
*	Energy Fuels Inc.	120,446	729
*	AdvanSix Inc.	23,829	712
*,1	Zymergen Inc.	16,152	646
*	US Silica Holdings Inc.	53,800	622
	Neenah Inc.	12,110	608
	PQ Group Holdings Inc.	38,331	589
	Hawkins Inc.	17,498	573
*	Koppers Holdings Inc.	17,410	563
*	Century Aluminum Co.	43,070	555
*	TimkenSteel Corp.	37,005	524
*	Uranium Energy Corp.	191,943	511
	Resolute Forest Products Inc.	37,600	459
	American Vanguard Corp.	24,535	430
*	Clearwater Paper Corp.	14,637	424
	Glatfelter Corp.	29,983	419
	Omega Flex Inc.	2,737	402
	Verso Corp. Class A	22,685	401
*	Gatos Silver Inc.	22,900	400
*	Unifi Inc.	16,177	394
	Tredegar Corp.	26,220	361
*,1	Meta Materials Inc.	46,467	348
*	Rayonier Advanced Materials Inc.	44,700	299
*	Intrepid Potash Inc.	7,428	237
	Haynes International Inc.	6,067	215
*	Northwest Pipe Co.	7,317	207
*	Westwater Resources Inc.	42,600	203
*	Marrone Bio Innovations Inc.	114,464	190
*	Ryerson Holding Corp.	12,967	189
	Olympic Steel Inc.	6,373	187
	Gold Resource Corp.	71,225	184
	Culp Inc.	10,880	177
*	Comstock Mining Inc.	48,500	176
*,1	Ur-Energy Inc.	114,960	161
	FutureFuel Corp.	15,031	144
	Eastern Co.	4,598	139
*	NN Inc.	17,924	132
*	LSB Industries Inc.	16,674	101
	Northern Technologies International Corp.	5,764	100
*,2	Meta Materials Inc. Series A Class A	92,934	100
*	Universal Stainless & Alloy Products Inc.	7,642	77
*	Synalloy Corp.	7,617	76
*	Hycroft Mining Holding Corp.	20,200	62
	Friedman Industries Inc.	2,625	35
	United-Guardian Inc.	2,067	31
*	United States Antimony Corp.	19,099	19
	Chicago Rivet & Machine Co.	710	18
*	Solitario Zinc Corp.	21,690	14
*	Ampco-Pittsburgh Corp.	1,874	11
*	Yield10 Bioscience Inc.	1,115	9

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	US Gold Corp.	708	8
*	Paramount Gold Nevada Corp.	1,148	1
*	Golden Minerals Co.	648	—
*,2	Partners LP CVR	2,730	—
			711,212
Consumer Discretionary (9.75%)
*	Amazon.com Inc.	340,019	1,169,720
*	Tesla Inc.	611,270	415,480
	Home Depot Inc.	842,645	268,711
*	Walt Disney Co.	1,440,649	253,223
*	Netflix Inc.	351,684	185,763
	Walmart Inc.	1,114,696	157,194
	NIKE Inc. Class B	1,011,182	156,218
	Costco Wholesale Corp.	350,812	138,806
	McDonald's Corp.	591,571	136,647
	Lowe's Cos. Inc.	566,299	109,845
	Starbucks Corp.	934,173	104,450
	Target Corp.	393,137	95,037
*	Booking Holdings Inc.	32,563	71,251
*	General Motors Co.	1,036,903	61,354
	TJX Cos. Inc.	907,099	61,157
	Activision Blizzard Inc.	616,707	58,859
	Estee Lauder Cos. Inc. Class A	174,186	55,405
*	Uber Technologies Inc.	1,038,325	52,041
*	Ford Motor Co.	3,107,279	46,174
	Dollar General Corp.	189,786	41,068
	eBay Inc.	513,534	36,055
	Ross Stores Inc.	282,672	35,051
*	Chipotle Mexican Grill Inc.	22,359	34,664
*	Lululemon Athletica Inc.	94,285	34,411
*	Aptiv plc	214,569	33,758
	Electronic Arts Inc.	227,565	32,731
*	O'Reilly Automotive Inc.	55,207	31,259
*	Marriott International Inc. Class A	206,813	28,234
	Yum! Brands Inc.	236,011	27,148
*	Hilton Worldwide Holdings Inc.	220,859	26,640
*	Trade Desk Inc. Class A	340,640	26,352
*	AutoZone Inc.	17,434	26,015
*	Peloton Interactive Inc. Class A	201,955	25,046
*	Southwest Airlines Co.	471,295	25,021
	DR Horton Inc.	257,955	23,311
*	Copart Inc.	169,036	22,284
*	Delta Air Lines Inc.	514,935	22,276
*,1	AMC Entertainment Holdings Inc. Class A	391,300	22,179
	Lennar Corp. Class A	222,937	22,149
	VF Corp.	262,861	21,565
	ViacomCBS Inc. Class B	464,936	21,015
*	Etsy Inc.	100,771	20,743
	Best Buy Co. Inc.	178,537	20,528
*	Carvana Co.	64,206	19,379
*	Dollar Tree Inc.	185,734	18,481
*	Wayfair Inc. Class A	58,429	18,447
*	ROBLOX Corp. Class A	204,850	18,432
*	Expedia Group Inc.	112,024	18,339
*	Airbnb Inc. Class A	115,204	17,642
	Garmin Ltd.	121,400	17,559
*	Las Vegas Sands Corp.	332,483	17,519
*	Carnival Corp.	657,027	17,319
*	Burlington Stores Inc.	52,929	17,043
	Tractor Supply Co.	91,410	17,008
*	CarMax Inc.	130,006	16,790

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Caesars Entertainment Inc.	157,845	16,376
*	Take-Two Interactive Software Inc.	92,038	16,293
*	Ulta Beauty Inc.	43,654	15,094
	Darden Restaurants Inc.	103,234	15,071
*	Royal Caribbean Cruises Ltd.	171,727	14,645
	Genuine Parts Co.	114,624	14,496
	Domino's Pizza Inc.	30,898	14,414
	MGM Resorts International	329,481	14,052
	Pool Corp.	30,120	13,815
*	NVR Inc.	2,774	13,796
	Omnicom Group Inc.	170,625	13,648
*	United Airlines Holdings Inc.	251,462	13,149
	L Brands Inc.	177,940	12,822
*	Lyft Inc. Class A	205,118	12,406
*	DraftKings Inc. Class A	223,773	11,674
	Whirlpool Corp.	49,763	10,849
	PulteGroup Inc.	197,928	10,801
*	American Airlines Group Inc.	509,099	10,798
	Advance Auto Parts Inc.	52,180	10,704
	Interpublic Group of Cos. Inc.	313,640	10,190
*	LKQ Corp.	205,379	10,109
*	Wynn Resorts Ltd.	82,651	10,108
*,1	GameStop Corp. Class A	47,100	10,086
*	Vail Resorts Inc.	31,848	10,081
*	Live Nation Entertainment Inc.	112,710	9,872
	Hasbro Inc.	103,956	9,826
	Fox Corp. Class A	263,603	9,788
*	Tapestry Inc.	219,843	9,559
*	Penn National Gaming Inc.	124,792	9,545
	Williams-Sonoma Inc.	59,744	9,538
	BorgWarner Inc.	186,663	9,061
*	Chegg Inc.	107,694	8,950
*	RH	13,062	8,869
*	Zynga Inc. Class A	834,087	8,866
*	Floor & Decor Holdings Inc. Class A	82,508	8,721
*	Deckers Outdoor Corp.	22,554	8,662
*	Five Below Inc.	44,306	8,563
*	Norwegian Cruise Line Holdings Ltd.	290,754	8,551
	Lear Corp.	47,506	8,327
	Newell Brands Inc.	302,316	8,305
	Lithia Motors Inc. Class A	23,776	8,170
	News Corp. Class A	313,485	8,079
*	Discovery Inc. Class C	264,153	7,655
	Aramark	204,144	7,604
	Gap Inc.	225,700	7,595
*	Bright Horizons Family Solutions Inc.	49,137	7,229
	Nielsen Holdings plc	285,096	7,033
*	Capri Holdings Ltd.	120,601	6,897
	Service Corp. International	127,327	6,823
	Kohl's Corp.	123,220	6,791
*	Liberty Media Corp.-Liberty Formula One Class C	132,132	6,370
	Polaris Inc.	46,474	6,365
	Gentex Corp.	192,267	6,362
	Rollins Inc.	178,730	6,113
	Tempur Sealy International Inc.	154,580	6,058
*	SiteOne Landscape Supply Inc.	35,590	6,024
*	PVH Corp.	55,919	6,016
*	Alaska Air Group Inc.	99,519	6,002
*	IAA Inc.	108,123	5,897
*	YETI Holdings Inc.	63,424	5,824
*	Crocs Inc.	49,554	5,774

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Mattel Inc.	282,115	5,671
	Harley-Davidson Inc.	123,095	5,640
*	Scientific Games Corp.	72,093	5,583
	Churchill Downs Inc.	27,335	5,419
	Wyndham Hotels & Resorts Inc.	74,726	5,402
*	Skechers USA Inc. Class A	106,231	5,293
	Leggett & Platt Inc.	101,988	5,284
*	BJ's Wholesale Club Holdings Inc.	110,504	5,258
*	Fox Factory Holding Corp.	33,297	5,183
	Texas Roadhouse Inc. Class A	53,870	5,182
	Toll Brothers Inc.	89,636	5,182
	Hanesbrands Inc.	273,235	5,101
*	AutoNation Inc.	53,654	5,087
*	Marriott Vacations Worldwide Corp.	31,792	5,064
	Foot Locker Inc.	81,503	5,023
*	Planet Fitness Inc. Class A	66,588	5,011
*	Terminix Global Holdings Inc.	102,171	4,875
	New York Times Co. Class A	111,908	4,874
	Nexstar Media Group Inc. Class A	32,285	4,774
	Thor Industries Inc.	41,941	4,739
	Dick's Sporting Goods Inc.	46,757	4,685
*	Macy's Inc.	246,551	4,675
*	Chewy Inc. Class A	57,469	4,581
*	Helen of Troy Ltd.	19,727	4,500
*	Liberty Media Corp.-Liberty SiriusXM Class C	96,759	4,489
	American Eagle Outfitters Inc.	119,546	4,487
	AMERCO	7,090	4,179
[1]	Sirius XM Holdings Inc.	638,303	4,174
*	Ollie's Bargain Outlet Holdings Inc.	49,438	4,159
	Travel + Leisure Co.	69,851	4,153
*	JetBlue Airways Corp.	246,521	4,137
	Fox Corp. Class B	116,981	4,118
	Ralph Lauren Corp.	34,698	4,088
*	Under Armour Inc. Class A	182,909	3,869
*	Boyd Gaming Corp.	62,414	3,838
*	Goodyear Tire & Rubber Co.	223,247	3,829
*	Liberty Media Corp.-Liberty SiriusXM Class A	80,581	3,753
	Qurate Retail Inc. Class A	286,134	3,745
	Wingstop Inc.	23,709	3,737
*,1	Luminar Technologies Inc. Class A	164,987	3,621
	Carter's Inc.	33,861	3,493
*,1	Discovery Inc. Class A	112,468	3,451
	Choice Hotels International Inc.	28,885	3,433
*	frontdoor Inc.	68,663	3,421
*	Sonos Inc.	96,773	3,409
*	National Vision Holdings Inc.	65,404	3,344
	TEGNA Inc.	177,829	3,336
*	Nordstrom Inc.	90,741	3,318
	H&R Block Inc.	140,031	3,288
	Wendy's Co.	140,277	3,285
*	Signet Jewelers Ltd.	40,200	3,248
*	Grand Canyon Education Inc.	35,898	3,230
*	Shake Shack Inc. Class A	29,830	3,192
*	TripAdvisor Inc.	78,779	3,175
*	Callaway Golf Co.	93,414	3,151
*	Sabre Corp.	250,310	3,124
*	Stitch Fix Inc. Class A	51,523	3,107
*	Overstock.com Inc.	33,041	3,046
*	Avis Budget Group Inc.	38,723	3,016
*	Cardlytics Inc.	23,301	2,958
	KB Home	72,341	2,946

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	QuantumScape Corp. Class A	99,835	2,921
*	Hilton Grand Vacations Inc.	69,445	2,874
	Cracker Barrel Old Country Store Inc.	19,343	2,872
*	LGI Homes Inc.	17,596	2,849
	Murphy USA Inc.	21,094	2,813
*	Stamps.com Inc.	13,872	2,778
*	Meritage Homes Corp.	29,258	2,753
*	Bed Bath & Beyond Inc.	80,967	2,695
	Steven Madden Ltd.	61,562	2,694
*	Asbury Automotive Group Inc.	15,704	2,691
	PROG Holdings Inc.	55,892	2,690
	Warner Music Group Corp. Class A	74,519	2,686
	Papa John's International Inc.	25,676	2,682
*	Visteon Corp.	22,167	2,681
	Columbia Sportswear Co.	27,224	2,678
	Dana Inc.	112,670	2,677
*	Taylor Morrison Home Corp. Class A	100,627	2,659
*	Madison Square Garden Sports Corp.	15,240	2,630
	Rent-A-Center Inc.	49,412	2,622
*	Spirit Airlines Inc.	85,301	2,597
*	Six Flags Entertainment Corp.	59,169	2,561
	LCI Industries	18,968	2,493
*	Leslie's Inc.	90,175	2,479
*	Hyatt Hotels Corp. Class A	31,466	2,443
*	2U Inc.	57,721	2,405
*	Allegiant Travel Co.	11,982	2,325
	Herman Miller Inc.	48,789	2,300
*	Under Armour Inc. Class C	123,193	2,288
	Kontoor Brands Inc.	40,491	2,284
*	Coty Inc. Class A	244,067	2,280
*,1	Fisker Inc.	117,100	2,258
	MDC Holdings Inc.	44,459	2,250
	Wolverine World Wide Inc.	66,866	2,249
*	Dorman Products Inc.	21,676	2,247
*	Skyline Champion Corp.	41,920	2,234
*	Vista Outdoor Inc.	48,016	2,222
	News Corp. Class B	90,502	2,204
	World Wrestling Entertainment Inc. Class A	38,021	2,201
*	Abercrombie & Fitch Co. Class A	47,338	2,198
*	Brinker International Inc.	35,325	2,185
*	iHeartMedia Inc. Class A	81,059	2,183
*	iRobot Corp.	23,096	2,157
*	Academy Sports & Outdoors Inc.	51,815	2,137
	Group 1 Automotive Inc.	13,660	2,110
*	Red Rock Resorts Inc. Class A	48,918	2,079
*	Sally Beauty Holdings Inc.	93,417	2,062
*	Cheesecake Factory Inc.	37,695	2,042
	Penske Automotive Group Inc.	26,957	2,035
*	Urban Outfitters Inc.	49,242	2,030
*	Sleep Number Corp.	18,237	2,005
*	Tri Pointe Homes Inc.	93,277	1,999
*	Liberty Media Corp.-Liberty Formula One Class A	46,699	1,991
	Graham Holdings Co. Class B	3,134	1,987
	John Wiley & Sons Inc. Class A	32,872	1,978
*	SeaWorld Entertainment Inc.	39,185	1,957
	Jack in the Box Inc.	17,556	1,956
*	Bloomin' Brands Inc.	71,500	1,941
*	Boot Barn Holdings Inc.	23,076	1,940
*	Gentherm Inc.	27,223	1,934
*	At Home Group Inc.	51,800	1,908
*	Coursera Inc.	48,201	1,907

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	ODP Corp.	39,451	1,894
*	Selectquote Inc.	96,684	1,862
*	Cinemark Holdings Inc.	84,330	1,851
*	Revolve Group Inc. Class A	26,800	1,847
	Big Lots Inc.	27,152	1,792
	Winnebago Industries Inc.	26,359	1,791
	Levi Strauss & Co. Class A	61,847	1,714
*	KAR Auction Services Inc.	97,587	1,713
	Rush Enterprises Inc. Class A	38,835	1,679
*	Everi Holdings Inc.	66,989	1,671
*	SkyWest Inc.	38,575	1,661
	Strategic Education Inc.	20,603	1,567
	Monro Inc.	24,603	1,563
	HNI Corp.	35,491	1,561
	PriceSmart Inc.	17,082	1,555
	Century Communities Inc.	23,127	1,539
	Smith & Wesson Brands Inc.	44,247	1,535
*	AMC Networks Inc. Class A	22,780	1,522
*	WW International Inc.	41,763	1,509
*	Knowles Corp.	74,153	1,464
*	Cavco Industries Inc.	6,408	1,424
	Gray Television Inc.	60,831	1,423
*	Petco Health & Wellness Co. Inc. Class A	63,451	1,422
*	Adtalem Global Education Inc.	39,847	1,420
*	Meredith Corp.	32,625	1,417
	Sinclair Broadcast Group Inc. Class A	41,400	1,375
*	Lions Gate Entertainment Corp. Class B	73,308	1,342
*	M/I Homes Inc.	22,855	1,341
	La-Z-Boy Inc.	35,433	1,312
*	Dave & Buster's Entertainment Inc.	32,200	1,307
	Oxford Industries Inc.	13,227	1,307
	Sturm Ruger & Co. Inc.	14,136	1,272
*	Tenneco Inc. Class A	65,600	1,267
*	Central Garden & Pet Co. Class A	25,668	1,240
	Acushnet Holdings Corp.	25,050	1,237
	Buckle Inc.	24,717	1,230
*	Lions Gate Entertainment Corp. Class A	59,304	1,228
*	Hibbett Inc.	13,684	1,226
*	Malibu Boats Inc. Class A	16,616	1,218
	Camping World Holdings Inc. Class A	29,682	1,217
*	Madison Square Garden Entertainment Corp.	14,340	1,204
*,1	Canoo Inc.	120,500	1,198
*	Purple Innovation Inc. Class A	45,093	1,191
*	Houghton Mifflin Harcourt Co.	103,100	1,138
*,1	Blink Charging Co.	27,033	1,113
*	Stride Inc.	34,430	1,106
*	Laureate Education Inc. Class A	75,959	1,102
*	GoPro Inc. Class A	93,976	1,095
*	Dine Brands Global Inc.	12,079	1,078
*	elf Beauty Inc.	38,814	1,053
	Knoll Inc.	40,290	1,047
	Steelcase Inc. Class A	68,828	1,040
*	G-III Apparel Group Ltd.	30,976	1,018
*	Clean Energy Fuels Corp.	100,039	1,015
*	XPEL Inc.	12,093	1,014
*	Children's Place Inc.	10,719	998
*	RealReal Inc.	50,000	988
*	Zumiez Inc.	19,929	976
*	Hawaiian Holdings Inc.	39,683	967
	Inter Parfums Inc.	12,887	928
*	Figs Inc. Class A	18,343	919

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	Lordstown Motors Corp.	82,996	918
	EW Scripps Co. Class A	44,261	902
*	Tupperware Brands Corp.	37,700	895
*	Designer Brands Inc. Class A	53,752	890
*	American Axle & Manufacturing Holdings Inc.	85,596	886
	Dillard's Inc. Class A	4,901	886
*,1	Vuzix Corp.	47,800	877
	Aaron's Co. Inc.	27,396	876
*	Lovesac Co.	10,900	870
*	Driven Brands Holdings Inc.	27,865	862
*	Cars.com Inc.	59,600	854
	Franchise Group Inc.	24,078	849
	Caleres Inc.	30,600	835
*	Denny's Corp.	49,923	823
*,1	ContextLogic Inc. Class A	62,254	820
*	Corsair Gaming Inc.	24,428	813
	Guess? Inc.	30,411	803
*	BJ's Restaurants Inc.	16,148	794
*	Genesco Inc.	12,465	794
	Matthews International Corp. Class A	22,042	793
*	Monarch Casino & Resort Inc.	11,887	787
*	MarineMax Inc.	16,108	785
*	Bally's Corp.	13,976	756
*,1	XL Fleet Corp.	90,300	752
*	Viad Corp.	14,866	741
*	Perdoceo Education Corp.	59,954	736
*	Quotient Technology Inc.	65,116	704
*	Angi Inc. Class A	51,994	703
*	Clear Channel Outdoor Holdings Inc.	265,400	701
*	Stoneridge Inc.	23,341	689
*	Liberty Media Corp.-Liberty Braves Class C	24,614	684
*	Citi Trends Inc.	7,854	683
*	Party City Holdco Inc.	73,000	681
	Sonic Automotive Inc. Class A	15,175	679
*	1-800-Flowers.com Inc. Class A	21,198	676
*	Central Garden & Pet Co.	12,440	658
*	QuinStreet Inc.	34,959	650
*	Sportsman's Warehouse Holdings Inc.	35,095	624
*	Golden Entertainment Inc.	13,829	620
*	Liquidity Services Inc.	24,357	620
*	Arko Corp.	67,400	619
*	America's Car-Mart Inc.	4,309	611
*	Fossil Group Inc.	42,400	605
*	CarParts.com Inc.	29,616	603
*	Chuy's Holdings Inc.	15,928	593
	Standard Motor Products Inc.	13,650	592
	Interface Inc. Class A	37,978	581
*	Green Brick Partners Inc.	24,904	566
	Shoe Carnival Inc.	7,865	563
*	Poshmark Inc. Class A	11,665	557
	Johnson Outdoors Inc. Class A	4,529	548
*	Chico's FAS Inc.	82,065	540
*	Accel Entertainment Inc. Class A	45,284	538
	Carriage Services Inc. Class A	14,379	532
*	Ruth's Hospitality Group Inc.	23,038	531
*	Gannett Co. Inc.	96,200	528
*	Cricut Inc. Class A	12,396	528
	RCI Hospitality Holdings Inc.	7,914	524
*	Vizio Holding Corp. Class A	19,097	516
	Haverty Furniture Cos. Inc.	11,934	510
*	Sun Country Airlines Holdings Inc.	13,720	508

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Lennar Corp. Class B	6,077	495
*	Thryv Holdings Inc.	13,500	483
*	VistaGen Therapeutics Inc.	151,563	477
*	Cooper-Standard Holdings Inc.	16,300	473
*	Marcus Corp.	22,280	473
*	Rush Street Interactive Inc.	38,600	473
*	Red Robin Gourmet Burgers Inc.	14,100	467
*,1	Genius Brands International Inc.	253,800	467
	Scholastic Corp.	12,175	461
*	Latham Group Inc.	14,438	461
*	Lands' End Inc.	10,900	447
*	Frontier Group Holdings Inc.	26,032	444
*	Golden Nugget Online Gaming Inc.	34,476	440
	Global Industrial Co.	11,984	440
*	Beazer Homes USA Inc.	22,577	436
*	Entercom Communications Corp. Class A	100,400	433
	Big 5 Sporting Goods Corp.	16,718	429
*	Universal Electronics Inc.	8,830	428
*	Turtle Beach Corp.	13,183	421
	Movado Group Inc.	13,282	418
	Ethan Allen Interiors Inc.	15,022	415
*	Lumber Liquidators Holdings Inc.	19,622	414
	Kimball International Inc. Class B	31,256	411
*	Funko Inc. Class A	19,100	406
*	American Public Education Inc.	14,286	405
	Clarus Corp.	15,537	399
*	Boston Omaha Corp. Class A	12,493	396
*	Dream Finders Homes Inc. Class A	16,072	393
*	American Outdoor Brands Inc.	11,061	389
*,1	Eastman Kodak Co.	46,489	387
*	Arlo Technologies Inc.	55,119	373
*	Hovnanian Enterprises Inc. Class A	3,500	372
	Winmark Corp.	1,926	370
*	CarLotz Inc.	67,729	370
*	MSG Networks Inc. Class A	25,247	368
	Hooker Furniture Corp.	10,600	367
*	Century Casinos Inc.	27,263	366
	A-Mark Precious Metals Inc.	7,816	363
*	Express Inc.	55,300	359
*,1	Arcimoto Inc.	20,700	356
*	Nautilus Inc.	20,996	354
*	Shift Technologies Inc.	40,200	345
*	ACV Auctions Inc. Class A	13,408	344
*	HyreCar Inc.	16,243	340
*	Noodles & Co. Class A	27,098	338
*	Cumulus Media Inc. Class A	22,600	331
*	Liberty Media Corp.-Liberty Braves Class A	11,719	331
*	Vera Bradley Inc.	26,700	331
*	MDC Partners Inc. Class A	55,987	328
*	TravelCenters of America Inc.	11,200	327
	National CineMedia Inc.	63,500	322
	Cato Corp. Class A	18,491	312
	Rocky Brands Inc.	5,601	311
*	MasterCraft Boat Holdings Inc.	11,800	310
	Del Taco Restaurants Inc.	30,200	302
*	Motorcar Parts of America Inc.	13,428	301
*	El Pollo Loco Holdings Inc.	16,271	298
*	Container Store Group Inc.	22,761	297
*	Alta Equipment Group Inc.	22,200	295
*	Full House Resorts Inc.	29,586	294
*	Lindblad Expeditions Holdings Inc.	17,847	286

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	ThredUp Inc. Class A	9,743	283
*,1	CuriosityStream Inc.	20,600	281
	OneWater Marine Inc. Class A	6,600	277
*	Mesa Air Group Inc.	29,600	276
	Bassett Furniture Industries Inc.	11,200	273
*	Kirkland's Inc.	11,800	270
	Entravision Communications Corp. Class A	38,303	256
*	Liberty TripAdvisor Holdings Inc. Class A	62,500	254
*	Daily Journal Corp.	718	243
*	Chicken Soup For The Soul Entertainment Inc. Class A	5,596	232
*	Bluegreen Vacations Holding Corp. Class A	12,615	227
*	LiveXLive Media Inc.	47,948	226
*	Carrols Restaurant Group Inc.	37,000	222
*	Emerald Holding Inc.	41,000	221
*	Drive Shack Inc.	64,811	215
*	Build-A-Bear Workshop Inc.	12,127	210
*	Lee Enterprises Inc.	7,325	207
*,1	Aterian Inc.	14,181	207
*	Conn's Inc.	7,900	201
	Nathan's Famous Inc.	2,809	200
*	Barnes & Noble Education Inc.	27,441	198
	Superior Group of Cos. Inc.	8,001	191
*	Regis Corp.	20,143	189
	Tilly's Inc. Class A	11,657	186
*	BurgerFi International Inc.	18,200	182
*	Lazydays Holdings Inc.	8,200	180
*	Fiesta Restaurant Group Inc.	13,364	179
*	VOXX International Corp. Class A	12,800	179
*,1	AYRO Inc.	36,700	179
	Flexsteel Industries Inc.	4,330	175
*	Tuesday Morning Corp.	38,425	173
*	Universal Technical Institute Inc.	24,531	159
*	Delta Apparel Inc.	5,328	157
*	Ondas Holdings Inc.	18,500	147
*	PlayAGS Inc.	14,501	144
*	Strattec Security Corp.	3,216	143
*	J Alexander's Holdings Inc. Class A	12,226	142
*	Duluth Holdings Inc. Class B	6,600	136
	Acme United Corp.	2,909	130
*	ONE Group Hospitality Inc.	11,681	129
*	Townsquare Media Inc. Class A	9,269	118
*	iMedia Brands Inc.	14,424	116
	Weyco Group Inc.	4,901	110
	Hall of Fame Resort & Entertainment Co.	28,074	110
*	Lakeland Industries Inc.	4,633	103
	Marine Products Corp.	6,508	100
	Escalade Inc.	4,321	99
*	Biglari Holdings Inc. Class B	610	97
	Saga Communications Inc. Class A	4,438	96
*	RumbleON Inc. Class B	2,307	93
*	Casper Sleep Inc.	10,978	90
*	Aspen Group Inc.	12,570	82
*,1	Urban One Inc. Class A	9,500	82
*	Superior Industries International Inc.	9,407	81
	Lifetime Brands Inc.	4,913	74
	JOANN Inc.	4,418	70
*	Revlon Inc. Class A	5,042	65
	NL Industries Inc.	9,161	60
*	Travelzoo	3,978	59
*	Potbelly Corp.	6,980	55
*	New Home Co. Inc.	8,756	51

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Lincoln Educational Services Corp.	6,500	51
*	Fluent Inc.	16,860	49
*	FlexShopper Inc.	16,024	48
*	Marchex Inc. Class B	15,105	46
	Educational Development Corp.	3,375	42
*	Mister Car Wash Inc.	1,942	42
	Hamilton Beach Brands Holding Co. Class A	1,820	41
*	SRAX Inc. Class A	7,476	41
*	Luby's Inc.	10,198	39
*	Gaia Inc. Class A	3,502	38
*	Kura Sushi USA Inc. Class A	946	36
*	Zovio Inc. Class A	11,435	30
*	Monaker Group Inc.	13,200	30
	DallasNews Corp.	4,092	30
*	BBQ Holdings Inc.	1,407	27
*	Endeavor Group Holdings Inc. Class A	992	27
	Wayside Technology Group Inc.	1,052	26
*	Kewaunee Scientific Corp.	1,646	24
*	Live Ventures Inc.	372	23
	FAT Brands Inc.	1,492	22
*	Integral Ad Science Holding Corp.	975	20
*	Beasley Broadcast Group Inc. Class A	5,320	15
*	J. Jill Inc.	654	13
*	Motorsport Games Inc. Class A	696	10
*	JAKKS Pacific Inc.	779	9
*	Sequential Brands Group Inc.	966	8
*	Good Times Restaurants Inc.	1,675	7
*	Unique Fabricating Inc.	1,793	7
*	Salem Media Group Inc. Class A	1,621	4
*	Reading International Inc. Class A	444	3
*	Charles & Colvard Ltd.	295	1
*,1,2	SRAX Inc. Rights	7,581	1
			5,617,883
Consumer Staples (2.88%)
	Procter & Gamble Co.	1,940,125	261,781
	Coca-Cola Co.	3,076,655	166,478
	PepsiCo Inc.	1,094,781	162,214
	Philip Morris International Inc.	1,235,948	122,495
	CVS Health Corp.	1,043,782	87,093
	Altria Group Inc.	1,467,484	69,970
	Mondelez International Inc. Class A	1,110,381	69,332
	Colgate-Palmolive Co.	668,062	54,347
	Kimberly-Clark Corp.	267,375	35,769
	Walgreens Boots Alliance Inc.	583,771	30,712
	Sysco Corp.	386,535	30,053
	Constellation Brands Inc. Class A	128,133	29,969
	General Mills Inc.	484,637	29,529
*	Monster Beverage Corp.	294,668	26,918
	Archer-Daniels-Midland Co.	442,942	26,842
	Corteva Inc.	584,797	25,936
	McKesson Corp.	125,458	23,993
	Kraft Heinz Co.	528,462	21,551
	Kroger Co.	543,272	20,813
	Hershey Co.	115,172	20,061
	Keurig Dr Pepper Inc.	563,671	19,864
	Brown-Forman Corp. Class B	246,399	18,465
	Clorox Co.	99,710	17,939
	McCormick & Co. Inc. (Non-Voting)	198,438	17,526
	Tyson Foods Inc. Class A	234,493	17,296
	Church & Dwight Co. Inc.	194,753	16,597
	Conagra Brands Inc.	369,245	13,433

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Kellogg Co.	204,399	13,149
	AmerisourceBergen Corp.	113,682	13,015
	J M Smucker Co.	82,454	10,684
	Hormel Foods Corp.	214,358	10,236
	Lamb Weston Holdings Inc.	116,896	9,429
*	Darling Ingredients Inc.	128,431	8,669
	Bunge Ltd.	107,407	8,394
*	Molson Coors Beverage Co. Class B	143,808	7,721
*	Boston Beer Co. Inc. Class A	7,272	7,423
	Campbell Soup Co.	158,758	7,238
*,1	Beyond Meat Inc.	42,544	6,700
*	US Foods Holding Corp.	159,395	6,114
	Casey's General Stores Inc.	28,991	5,643
*	Freshpet Inc.	33,109	5,395
*	Performance Food Group Co.	106,228	5,151
*	Post Holdings Inc.	45,380	4,922
	Ingredion Inc.	51,125	4,627
*	Herbalife Nutrition Ltd.	83,110	4,382
	Flowers Foods Inc.	158,076	3,825
	Sanderson Farms Inc.	15,903	2,989
	Lancaster Colony Corp.	15,051	2,913
	WD-40 Co.	11,317	2,900
	Spectrum Brands Holdings Inc.	32,435	2,758
*	Hain Celestial Group Inc.	67,791	2,720
*	Simply Good Foods Co.	71,389	2,606
	Medifast Inc.	8,884	2,514
	Energizer Holdings Inc.	55,625	2,391
*	Grocery Outlet Holding Corp.	68,960	2,390
	Brown-Forman Corp. Class A	33,647	2,372
*	Sprouts Farmers Market Inc.	94,034	2,337
	Nu Skin Enterprises Inc. Class A	40,298	2,283
	Primo Water Corp.	125,912	2,106
*	TreeHouse Foods Inc.	45,230	2,014
	J & J Snack Foods Corp.	11,113	1,938
*	GrowGeneration Corp.	40,300	1,938
	Edgewell Personal Care Co.	42,228	1,854
[1]	B&G Foods Inc.	54,082	1,774
*	Celsius Holdings Inc.	23,219	1,767
	Core-Mark Holding Co. Inc.	37,520	1,689
*	United Natural Foods Inc.	45,240	1,673
*	Hostess Brands Inc. Class A	94,285	1,526
	Coca-Cola Consolidated Inc.	3,775	1,518
	Vector Group Ltd.	101,595	1,437
	Reynolds Consumer Products Inc.	43,004	1,305
	Cal-Maine Foods Inc.	33,710	1,221
	Utz Brands Inc.	52,861	1,152
*	Hydrofarm Holdings Group Inc.	19,181	1,134
*	Beauty Health Co.	65,559	1,101
*	USANA Health Sciences Inc.	10,661	1,092
*	BellRing Brands Inc. Class A	34,059	1,067
	Universal Corp.	18,258	1,040
	National Beverage Corp.	20,304	959
*	Chefs' Warehouse Inc.	27,717	882
	Calavo Growers Inc.	13,870	880
	Fresh Del Monte Produce Inc.	26,417	869
*,1	AppHarvest Inc.	50,700	811
	MGP Ingredients Inc.	11,836	801
	Weis Markets Inc.	15,389	795
*	Pilgrim's Pride Corp.	35,629	790
*	Tattooed Chef Inc.	33,900	727
	Seaboard Corp.	187	723

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	John B Sanfilippo & Son Inc.	8,117	719
	Andersons Inc.	22,077	674
	ACCO Brands Corp.	77,991	673
*	Rite Aid Corp.	39,298	641
	SpartanNash Co.	31,740	613
	Ingles Markets Inc. Class A	10,412	607
*	PLBY Group Inc.	15,400	599
	PetMed Express Inc.	17,072	544
*	Whole Earth Brands Inc.	37,141	539
	Turning Point Brands Inc.	11,701	536
*	Mission Produce Inc.	25,628	531
*	22nd Century Group Inc.	102,339	474
	Tootsie Roll Industries Inc.	12,501	424
*	Veru Inc.	51,077	412
*	Honest Co. Inc.	21,709	351
*	Seneca Foods Corp. Class A	6,515	333
*	Duckhorn Portfolio Inc.	14,009	309
*	MedAvail Holdings Inc.	23,032	282
	Limoneira Co.	15,369	270
*	NewAge Inc.	113,554	253
*	Landec Corp.	22,177	249
*	AquaBounty Technologies Inc.	42,084	226
*	Vital Farms Inc.	9,799	196
*	Farmer Bros Co.	15,114	192
*	LifeMD Inc.	14,800	174
	Village Super Market Inc. Class A	7,208	169
*	Laird Superfood Inc.	4,987	149
*	HF Foods Group Inc.	25,551	135
	Oil-Dri Corp. of America	3,586	123
	Nature's Sunshine Products Inc.	6,506	113
	Natural Grocers by Vitamin Cottage Inc.	9,195	99
	Alico Inc.	2,443	87
*	Greenlane Holdings Inc. Class A	15,421	69
*	Lifevantage Corp.	7,767	57
*	Blue Apron Holdings Inc. Class A	11,305	48
*	Natural Alternatives International Inc.	2,268	38
*	Lifeway Foods Inc.	6,292	33
*,1	Alkaline Water Co. Inc.	17,626	27
*	Coffee Holding Co. Inc.	3,987	21
*	Reed's Inc.	17,454	18
*	Nuzee Inc.	5,459	17
*	Willamette Valley Vineyards Inc.	1,146	16
*	RiceBran Technologies	3,756	4
	Mannatech Inc.	34	1
	AMCON Distributing Co.	3	—
*	ESC Co.	25,125	—
			1,661,494
Energy (1.80%)
	Exxon Mobil Corp.	3,356,486	211,727
	Chevron Corp.	1,528,680	160,114
	ConocoPhillips	1,069,281	65,119
	EOG Resources Inc.	462,683	38,606
	Schlumberger NV	1,106,408	35,416
	Marathon Petroleum Corp.	519,294	31,376
	Phillips 66	347,110	29,789
	Pioneer Natural Resources Co.	173,634	28,219
	Kinder Morgan Inc.	1,528,365	27,862
	Williams Cos. Inc.	967,705	25,693
	Valero Energy Corp.	323,758	25,279
	Occidental Petroleum Corp.	706,156	22,081
	ONEOK Inc.	352,661	19,622

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Hess Corp.	220,548	19,258
*	Enphase Energy Inc.	96,735	17,763
*	Cheniere Energy Inc.	180,360	15,644
	Devon Energy Corp.	535,733	15,638
	Halliburton Co.	669,245	15,473
*	Plug Power Inc.	450,524	15,403
	Diamondback Energy Inc.	144,624	13,579
	Baker Hughes Co.	577,224	13,201
	Marathon Oil Corp.	617,111	8,405
	Targa Resources Corp.	181,208	8,055
	Texas Pacific Land Corp.	4,859	7,773
*	First Solar Inc.	77,311	6,997
	APA Corp.	304,619	6,589
	Ovintiv Inc.	206,400	6,495
	Cimarex Energy Co.	80,537	5,835
	Cabot Oil & Gas Corp.	319,651	5,581
*	EQT Corp.	220,374	4,906
*	NOV Inc.	317,600	4,866
*	ChampionX Corp.	163,617	4,197
	Chesapeake Energy Corp.	75,290	3,909
	HollyFrontier Corp.	116,957	3,848
	PDC Energy Inc.	77,171	3,534
*,1	ChargePoint Holdings Inc.	99,400	3,453
*,1	Stem Inc.	90,400	3,255
*	Range Resources Corp.	190,000	3,184
*	Antero Resources Corp.	211,200	3,174
	Matador Resources Co.	84,066	3,027
*	Southwestern Energy Co.	529,754	3,004
*	Denbury Inc.	37,800	2,902
	Equitrans Midstream Corp.	328,817	2,798
	Murphy Oil Corp.	116,283	2,707
	Antero Midstream Corp.	252,647	2,625
*	Shoals Technologies Group Inc. Class A	72,035	2,557
	Helmerich & Payne Inc.	76,958	2,511
[1]	New Fortress Energy Inc. Class A	65,532	2,482
	SM Energy Co.	95,000	2,340
	Arcosa Inc.	37,754	2,218
*	FuelCell Energy Inc.	247,802	2,205
*	Transocean Ltd.	484,840	2,191
	Continental Resources Inc.	56,947	2,166
*	Renewable Energy Group Inc.	34,314	2,139
*	CNX Resources Corp.	149,642	2,044
*	SunPower Corp.	69,836	2,041
*	Callon Petroleum Co.	31,960	1,844
*	California Resources Corp.	58,463	1,762
*	Magnolia Oil & Gas Corp. Class A	107,710	1,684
*	Array Technologies Inc.	105,268	1,642
	Cactus Inc. Class A	43,533	1,599
	World Fuel Services Corp.	48,882	1,551
	Patterson-UTI Energy Inc.	155,700	1,548
	Core Laboratories NV	37,600	1,465
*	Ameresco Inc. Class A	22,694	1,423
*	TPI Composites Inc.	27,321	1,323
*	PBF Energy Inc. Class A	80,760	1,236
*	Oceaneering International Inc.	77,592	1,208
*	Liberty Oilfield Services Inc. Class A	81,500	1,154
	Delek US Holdings Inc.	53,179	1,150
*	Tellurian Inc.	244,900	1,139
*,1	Gevo Inc.	156,500	1,138
	Bonanza Creek Energy Inc.	24,076	1,133
*	Green Plains Inc.	33,500	1,126

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Archrock Inc.	121,402	1,082
*	Dril-Quip Inc.	30,657	1,037
*	Centennial Resource Development Inc. Class A	150,400	1,020
*	Weatherford International plc	52,700	959
*	Laredo Petroleum Inc.	10,300	956
*	DMC Global Inc.	14,657	824
*	NOW Inc.	84,388	801
	Northern Oil & Gas Inc.	38,174	793
	Warrior Met Coal Inc.	45,715	786
*	Arch Resources Inc.	12,992	740
*	NexTier Oilfield Solutions Inc.	153,400	730
*	ProPetro Holding Corp.	76,300	699
*	MRC Global Inc.	69,500	653
	Brigham Minerals Inc. Class A	30,671	653
*	Par Pacific Holdings Inc.	36,939	621
*	Extraction Oil & Gas Inc.	11,065	608
*	Helix Energy Solutions Group Inc.	105,500	602
*	Nabors Industries Ltd.	5,100	583
	SunCoke Energy Inc.	75,864	542
*	Talos Energy Inc.	32,400	507
	CVR Energy Inc.	27,000	485
*	Peabody Energy Corp.	58,700	465
*	Bristow Group Inc. Class A	18,117	464
	Berry Corp.	68,200	458
*	REX American Resources Corp.	5,013	452
*	Comstock Resources Inc.	59,000	394
*	Alpha Metallurgical Resources Inc.	15,300	392
*	RPC Inc.	75,816	375
*	Select Energy Services Inc. Class A	61,205	370
*	W&T Offshore Inc.	74,445	361
*	TETRA Technologies Inc.	81,500	354
*	FTS International Inc. Class A	12,017	340
*	Contango Oil & Gas Co.	76,990	333
*	CONSOL Energy Inc.	18,000	332
*	Alto Ingredients Inc.	54,156	331
*	Aemetis Inc.	28,369	317
*	Vine Energy Inc. Class A	19,865	310
*	American Superconductor Corp.	17,108	298
*	Tidewater Inc.	24,300	293
*	Oil States International Inc.	36,200	284
	Solaris Oilfield Infrastructure Inc. Class A	28,947	282
*	Penn Virginia Corp.	11,500	272
*	Matrix Service Co.	24,881	261
*	SandRidge Energy Inc.	37,316	234
*	Sunworks Inc.	21,900	230
*,1	Beam Global	5,900	226
*	Ring Energy Inc.	74,543	222
*	Earthstone Energy Inc. Class A	18,800	208
*	Centrus Energy Corp. Class A	8,083	205
*,1	Advent Technologies Holdings Inc.	20,900	201
*	NextDecade Corp.	48,400	200
*,1	Orbital Energy Group Inc.	44,153	193
*	Newpark Resources Inc.	55,400	192
*	Flotek Industries Inc.	89,600	155
*	Trecora Resources	18,356	153
*	SilverBow Resources Inc.	6,268	146
*	VAALCO Energy Inc.	44,869	146
*	Goodrich Petroleum Corp.	9,501	142
	Altus Midstream Co.	1,925	130
*	Amplify Energy Corp.	31,443	127
	Falcon Minerals Corp.	20,945	106

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Evolution Petroleum Corp.	20,558	102
*	Forum Energy Technologies Inc.	3,762	88
*	FTC Solar Inc.	6,004	80
	NACCO Industries Inc. Class A	2,823	74
*	Capstone Green Energy Corp.	11,235	63
*	Mammoth Energy Services Inc.	13,670	63
*	Natural Gas Services Group Inc.	5,139	53
	PHX Minerals Inc.	13,999	52
*	Nine Energy Service Inc.	16,307	48
*	Ranger Energy Services Inc. Class A	5,868	47
*	KLX Energy Services Holdings Inc.	4,751	45
*	Geospace Technologies Corp.	5,246	42
	Adams Resources & Energy Inc.	1,461	40
*	ION Geophysical Corp.	18,921	40
*	US Well Services Inc. Class A	33,133	33
*	MIND Technology Inc.	16,294	32
*	Nabors Industries Ltd. Warrants Exp. 06/11/2026	2,040	20
*	Ramaco Resources Inc.	2,725	15
*	Abraxas Petroleum Corp.	4,571	15
*	Hallador Energy Co.	4,036	11
*	Profire Energy Inc.	1,221	1
*	Tidewater Inc. Class A Warrants Exp. 07/31/2023	535	1
*	Tidewater Inc. Class B Warrants Exp. 07/31/2023	579	1
*,2	Seventy Seven Energy Inc.	42,434	—
*,2	Harvest Natural Resources Inc.	20,906	—
*,1	FTS International Inc. Warrants Exp. 11/19/2023	2,146	—
			1,035,601
Financials (6.83%)
	JPMorgan Chase & Co.	2,398,970	373,136
*	Berkshire Hathaway Inc. Class B	1,297,367	360,564
	Bank of America Corp.	6,110,875	251,951
	Wells Fargo & Co.	3,277,724	148,448
	Citigroup Inc.	1,638,773	115,943
	Morgan Stanley	1,179,688	108,166
	Goldman Sachs Group Inc.	269,251	102,189
	BlackRock Inc.	108,797	95,194
	Charles Schwab Corp.	1,218,374	88,710
	S&P Global Inc.	190,852	78,335
	PNC Financial Services Group Inc.	336,590	64,208
	CME Group Inc.	285,129	60,641
	US Bancorp	1,062,193	60,513
	Truist Financial Corp.	1,065,516	59,136
	Marsh & McLennan Cos. Inc.	403,559	56,773
	Intercontinental Exchange Inc.	446,331	52,979
	Blackstone Group Inc.	542,285	52,678
	Chubb Ltd.	303,141	48,181
	Moody's Corp.	126,008	45,662
	Progressive Corp.	464,158	45,585
	Aon plc Class A	170,000	40,589
	T. Rowe Price Group Inc.	179,754	35,586
	MSCI Inc.	62,195	33,155
*	Berkshire Hathaway Inc. Class A	79	33,069
	American International Group Inc.	682,670	32,495
	Bank of New York Mellon Corp.	625,717	32,055
	Prudential Financial Inc.	311,654	31,935
	MetLife Inc.	520,254	31,137
	Allstate Corp.	234,738	30,619
	Travelers Cos. Inc.	199,548	29,874
	Discover Financial Services	241,908	28,615
	First Republic Bank	140,180	26,237
	KKR & Co. Inc.	438,506	25,977

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Aflac Inc.	483,321	25,935
*	Coinbase Global Inc. Class A	95,466	24,182
*	SVB Financial Group	42,780	23,804
	Willis Towers Watson plc	102,382	23,550
	Ameriprise Financial Inc.	91,981	22,892
	Arthur J Gallagher & Co.	160,936	22,544
	State Street Corp.	262,247	21,578
	Fifth Third Bancorp	557,635	21,318
	Northern Trust Corp.	157,005	18,153
	Hartford Financial Services Group Inc.	284,327	17,620
	Huntington Bancshares Inc.	1,177,006	16,796
	Nasdaq Inc.	91,240	16,040
	KeyCorp	767,920	15,858
	Citizens Financial Group Inc.	336,599	15,440
	Regions Financial Corp.	764,048	15,418
	Broadridge Financial Solutions Inc.	93,058	15,032
	M&T Bank Corp.	101,945	14,814
	Ally Financial Inc.	292,658	14,586
	Cincinnati Financial Corp.	121,255	14,141
	Principal Financial Group Inc.	215,672	13,628
	MarketAxess Holdings Inc.	28,760	13,333
*	Markel Corp.	10,904	12,940
	Raymond James Financial Inc.	98,841	12,839
*	Arch Capital Group Ltd.	305,394	11,892
	Signature Bank	45,339	11,138
	Equitable Holdings Inc.	347,890	10,593
	Apollo Global Management Inc.	167,371	10,410
	Brown & Brown Inc.	192,120	10,209
	FactSet Research Systems Inc.	30,344	10,184
	Cboe Global Markets Inc.	84,923	10,110
	Annaly Capital Management Inc.	1,089,913	9,678
	Fidelity National Financial Inc.	217,560	9,455
	Loews Corp.	169,643	9,271
	Lincoln National Corp.	145,768	9,160
	Invesco Ltd.	332,500	8,888
	East West Bancorp Inc.	114,293	8,194
	LPL Financial Holdings Inc.	60,085	8,110
	Everest Re Group Ltd.	32,004	8,065
	W R Berkley Corp.	105,612	7,861
	Comerica Inc.	110,089	7,854
	Ares Management Corp. Class A	122,063	7,762
	Franklin Resources Inc.	242,098	7,745
	First Horizon Corp.	439,156	7,589
	Assurant Inc.	46,628	7,282
	Carlyle Group Inc.	156,096	7,255
	American Financial Group Inc.	57,602	7,184
	Globe Life Inc.	74,231	7,071
*	Alleghany Corp.	10,544	7,034
	AGNC Investment Corp.	413,773	6,989
	Tradeweb Markets Inc. Class A	81,760	6,914
	Zions Bancorp NA	129,944	6,869
	Western Alliance Bancorp	72,854	6,764
*	Athene Holding Ltd. Class A	98,255	6,632
	SEI Investments Co.	100,098	6,203
	Commerce Bancshares Inc.	83,020	6,190
	Reinsurance Group of America Inc.	54,275	6,187
*	Opendoor Technologies Inc.	344,700	6,112
	RenaissanceRe Holdings Ltd.	40,496	6,027
	Voya Financial Inc.	96,358	5,926
	People's United Financial Inc.	339,037	5,811
	Starwood Property Trust Inc.	219,943	5,756

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Old Republic International Corp.	229,320	5,712
	First Financial Bankshares Inc.	108,748	5,343
	SLM Corp.	254,931	5,338
	Janus Henderson Group plc	136,710	5,306
	Stifel Financial Corp.	79,617	5,164
	Pinnacle Financial Partners Inc.	57,819	5,105
	First American Financial Corp.	81,276	5,068
	Jefferies Financial Group Inc.	147,021	5,028
	Cullen/Frost Bankers Inc.	44,492	4,983
	Synovus Financial Corp.	112,223	4,924
	Prosperity Bancshares Inc.	68,362	4,908
	Morningstar Inc.	18,842	4,844
	Popular Inc.	64,298	4,826
	Primerica Inc.	31,342	4,800
	Affiliated Managers Group Inc.	31,012	4,782
	South State Corp.	55,913	4,571
	Glacier Bancorp Inc.	77,473	4,267
	Valley National Bancorp	316,107	4,245
	CIT Group Inc.	80,087	4,132
	Unum Group	143,845	4,085
	OneMain Holdings Inc.	67,880	4,067
	Erie Indemnity Co. Class A	20,924	4,046
	Interactive Brokers Group Inc. Class A	61,481	4,041
	Bank OZK	92,693	3,908
	New York Community Bancorp Inc.	354,132	3,903
	Webster Financial Corp.	72,907	3,889
	Evercore Inc. Class A	27,559	3,879
	Sterling Bancorp	155,708	3,860
	Selective Insurance Group Inc.	47,379	3,845
	PacWest Bancorp	93,289	3,840
	United Bankshares Inc.	105,043	3,834
	Essent Group Ltd.	84,486	3,798
*	Open Lending Corp. Class A	86,137	3,712
	First Citizens BancShares Inc. Class A	4,432	3,691
	MGIC Investment Corp.	269,188	3,661
	Kemper Corp.	48,794	3,606
	Lazard Ltd. Class A	79,007	3,575
	Blackstone Mortgage Trust Inc. Class A	111,933	3,570
	RLI Corp.	34,012	3,557
	Wintrust Financial Corp.	46,937	3,550
	New Residential Investment Corp.	332,439	3,521
	Radian Group Inc.	152,889	3,402
	Houlihan Lokey Inc. Class A	41,095	3,361
	UMB Financial Corp.	35,976	3,348
*	Credit Acceptance Corp.	7,302	3,316
*	Trupanion Inc.	28,674	3,300
	Hanover Insurance Group Inc.	24,200	3,282
	BankUnited Inc.	75,989	3,244
	Umpqua Holdings Corp.	174,642	3,222
	Community Bank System Inc.	42,578	3,221
	FNB Corp.	260,858	3,216
*	Brighthouse Financial Inc.	68,213	3,106
	Hancock Whitney Corp.	69,229	3,077
	Axis Capital Holdings Ltd.	61,543	3,016
	Pacific Premier Bancorp Inc.	70,426	2,978
	First Hawaiian Inc.	104,038	2,948
*,1	Lemonade Inc.	26,901	2,943
	Home BancShares Inc.	118,828	2,933
	Kinsale Capital Group Inc.	17,448	2,875
	Bank of Hawaii Corp.	33,438	2,816
	Chimera Investment Corp.	186,331	2,806

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Eastern Bankshares Inc.	134,797	2,773
	Assured Guaranty Ltd.	57,363	2,724
	White Mountains Insurance Group Ltd.	2,367	2,717
	Ameris Bancorp	52,432	2,655
	Moelis & Co. Class A	46,576	2,650
	CNO Financial Group Inc.	111,511	2,634
	ServisFirst Bancshares Inc.	38,177	2,595
	Navient Corp.	133,948	2,589
	Investors Bancorp Inc.	179,888	2,565
*	Texas Capital Bancshares Inc.	40,374	2,563
	Cathay General Bancorp	64,473	2,538
	Federated Hermes Inc. Class B	74,613	2,530
	Simmons First National Corp. Class A	83,566	2,452
*	Enstar Group Ltd.	10,241	2,447
	Associated Banc-Corp	117,960	2,416
	FirstCash Inc.	31,396	2,400
*	Cannae Holdings Inc.	69,696	2,363
	Artisan Partners Asset Management Inc. Class A	46,193	2,348
	Old National Bancorp	133,102	2,344
	Walker & Dunlop Inc.	22,270	2,325
	BancorpSouth Bank	81,037	2,296
	Atlantic Union Bankshares Corp.	63,312	2,293
	Hamilton Lane Inc. Class A	25,113	2,288
	CVB Financial Corp.	108,866	2,242
	Columbia Banking System Inc.	58,142	2,242
	Independent Bank Group Inc.	30,229	2,236
*,1	Riot Blockchain Inc.	58,516	2,204
	American Equity Investment Life Holding Co.	67,739	2,189
	United Community Banks Inc.	68,252	2,185
	Fulton Financial Corp.	133,136	2,101
[1]	Rocket Cos. Inc. Class A	108,000	2,090
	Virtu Financial Inc. Class A	75,081	2,074
	Cadence Bancorp Class A	99,300	2,073
*	Silvergate Capital Corp. Class A	18,100	2,051
	First Bancorp (XNYS)	171,477	2,044
	Independent Bank Corp. (Massachusetts)	26,351	1,990
	International Bancshares Corp.	45,546	1,956
*	LendingTree Inc.	9,205	1,950
	Piper Sandler Cos.	14,800	1,917
	Apollo Commercial Real Estate Finance Inc.	120,100	1,916
*	Axos Financial Inc.	41,263	1,914
	Washington Federal Inc.	59,887	1,903
	BOK Financial Corp.	21,714	1,880
	First Merchants Corp.	44,957	1,873
	First Financial Bancorp	78,497	1,855
	Renasant Corp.	46,285	1,851
	Flagstar Bancorp Inc.	43,708	1,848
*	Focus Financial Partners Inc. Class A	37,970	1,842
	First Midwest Bancorp Inc.	91,703	1,818
	Hilltop Holdings Inc.	49,862	1,815
	Arbor Realty Trust Inc.	100,763	1,796
	WesBanco Inc.	49,756	1,773
	Goosehead Insurance Inc. Class A	13,782	1,754
	PennyMac Financial Services Inc.	28,087	1,734
	WSFS Financial Corp.	36,839	1,716
	Santander Consumer USA Holdings Inc.	46,622	1,693
	Two Harbors Investment Corp.	223,759	1,692
*	Mr Cooper Group Inc.	50,845	1,681
	Towne Bank	55,144	1,677
	MFA Financial Inc.	360,856	1,656
	PennyMac Mortgage Investment Trust	77,816	1,639

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	NMI Holdings Inc. Class A	71,996	1,618
	Sandy Spring Bancorp Inc.	36,663	1,618
	Live Oak Bancshares Inc.	27,351	1,614
	Cohen & Steers Inc.	19,235	1,579
*	Genworth Financial Inc. Class A	401,904	1,567
	Virtus Investment Partners Inc.	5,611	1,559
	Mercury General Corp.	23,981	1,558
*	Upstart Holdings Inc.	12,146	1,517
	Eagle Bancorp Inc.	26,956	1,512
	BGC Partners Inc. Class A	266,472	1,511
	Argo Group International Holdings Ltd.	29,000	1,503
*	LendingClub Corp.	81,242	1,473
	Great Western Bancorp Inc.	44,841	1,470
*	PRA Group Inc.	37,948	1,460
	First Interstate BancSystem Inc. Class A	33,906	1,418
	Seacoast Banking Corp. of Florida	41,404	1,414
	Banner Corp.	25,603	1,388
	Heartland Financial USA Inc.	29,504	1,386
*	Palomar Holdings Inc.	18,357	1,385
	Provident Financial Services Inc.	59,830	1,370
	Park National Corp.	11,601	1,362
	BancFirst Corp.	21,784	1,360
	Hope Bancorp Inc.	95,305	1,351
	Trustmark Corp.	43,844	1,350
	New York Mortgage Trust Inc.	299,871	1,340
	Lakeland Financial Corp.	21,465	1,323
	Capitol Federal Financial Inc.	111,812	1,317
*	Triumph Bancorp Inc.	17,721	1,316
	Stewart Information Services Corp.	23,120	1,311
	Northwest Bancshares Inc.	95,807	1,307
	Veritex Holdings Inc.	36,677	1,299
	Meta Financial Group Inc.	24,753	1,253
*	eHealth Inc.	21,415	1,251
	NBT Bancorp Inc.	34,151	1,228
	Westamerica Bancorp	20,952	1,216
	Horace Mann Educators Corp.	32,016	1,198
	PJT Partners Inc. Class A	16,627	1,187
*	Encore Capital Group Inc.	24,784	1,175
	FB Financial Corp.	30,533	1,139
	First Commonwealth Financial Corp.	79,953	1,125
	Redwood Trust Inc.	93,146	1,124
	Ladder Capital Corp.	95,925	1,107
	iStar Inc.	53,353	1,106
	First Busey Corp.	44,167	1,089
	Enterprise Financial Services Corp.	23,255	1,079
	Southside Bancshares Inc.	27,595	1,055
	OFG Bancorp	47,383	1,048
	Berkshire Hills Bancorp Inc.	38,101	1,044
	StepStone Group Inc. Class A	30,284	1,042
	James River Group Holdings Ltd.	27,686	1,039
	Employers Holdings Inc.	23,775	1,018
	Broadmark Realty Capital Inc.	95,813	1,015
	Brightsphere Investment Group Inc.	43,132	1,011
	Safety Insurance Group Inc.	12,882	1,008
	AMERISAFE Inc.	16,825	1,004
*	SiriusPoint Ltd.	98,192	989
	OceanFirst Financial Corp.	47,292	986
*	Enova International Inc.	28,241	966
	Boston Private Financial Holdings Inc.	64,836	956
*	BRP Group Inc. Class A	35,263	940
	American National Group Inc.	6,321	939

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	S&T Bancorp Inc.	29,832	934
	ProAssurance Corp.	40,958	932
	Tompkins Financial Corp.	11,876	921
	Nelnet Inc. Class A	12,171	916
	First Bancorp (XNGS)	21,975	899
	Brookline Bancorp Inc.	60,096	898
	TriCo Bancshares	20,965	893
*	Customers Bancorp Inc.	22,811	889
	Invesco Mortgage Capital Inc.	227,108	886
	Dime Community Bancshares Inc.	26,247	882
	TFS Financial Corp.	43,322	879
	City Holding Co.	11,542	868
	ConnectOne Bancorp Inc.	32,319	846
*	Bancorp Inc.	36,263	834
	Kearny Financial Corp.	69,617	832
	Origin Bancorp Inc.	19,150	813
	National Bank Holdings Corp. Class A	21,371	807
	Lakeland Bancorp Inc.	46,124	806
	Heritage Financial Corp.	31,999	801
	Premier Financial Corp.	27,886	792
	Meridian Bancorp Inc.	38,156	781
	First Foundation Inc.	34,444	775
*	Blucora Inc.	43,886	760
*	StoneX Group Inc.	12,274	745
	Ready Capital Corp.	46,360	736
	WisdomTree Investments Inc.	118,321	734
	B. Riley Financial Inc.	9,694	732
*,1	MetroMile Inc.	78,141	715
*	Oscar Health Inc. Class A	33,032	710
	TPG RE Finance Trust Inc.	51,600	694
	HomeStreet Inc.	16,988	692
*	Columbia Financial Inc.	40,013	689
	Univest Financial Corp.	25,927	684
	Cowen Inc. Class A	16,460	676
	KKR Real Estate Finance Trust Inc.	31,141	674
	Federal Agricultural Mortgage Corp. Class C	6,747	667
	First Mid Bancshares Inc.	16,367	663
	Ellington Financial Inc.	34,300	657
	ARMOUR Residential REIT Inc.	57,425	656
*	Ambac Financial Group Inc.	41,421	649
	Preferred Bank	10,231	647
*	World Acceptance Corp.	4,032	646
	HCI Group Inc.	6,410	637
	Washington Trust Bancorp Inc.	12,408	637
	First Bancshares Inc.	16,891	632
	Horizon Bancorp Inc.	36,147	630
*	GoHealth Inc. Class A	55,954	627
	Flushing Financial Corp.	29,220	626
*,1	Root Inc. Class A	57,625	624
	Camden National Corp.	12,984	620
	Banc of California Inc.	34,820	611
	HarborOne Bancorp Inc.	42,084	603
	Bryn Mawr Bank Corp.	14,271	602
	BrightSpire Capital Inc.	63,970	601
	Northfield Bancorp Inc.	36,333	596
	Granite Point Mortgage Trust Inc.	40,300	594
	United Fire Group Inc.	21,234	589
	Stock Yards Bancorp Inc.	11,392	580
	QCR Holdings Inc.	11,992	577
	Hanmi Financial Corp.	29,756	567
	German American Bancorp Inc.	15,163	564

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	MoneyGram International Inc.	55,874	563
	UWM Holdings Corp.	66,500	562
	Byline Bancorp Inc.	24,690	559
	Midland States Bancorp Inc.	21,164	556
	Republic Bancorp Inc. Class A	11,932	550
*,1	Romeo Power Inc.	66,600	542
	Merchants Bancorp	13,172	517
*	CrossFirst Bankshares Inc.	37,503	516
	Allegiance Bancshares Inc.	13,313	512
	Independent Bank Corp. (Michigan)	23,360	507
*	Nicolet Bankshares Inc.	7,201	507
	Central Pacific Financial Corp.	18,857	491
	First of Long Island Corp.	22,884	486
	National Western Life Group Inc. Class A	2,144	481
	Great Southern Bancorp Inc.	8,882	479
	TrustCo Bank Corp.	13,865	477
	Diamond Hill Investment Group Inc.	2,833	474
*	Watford Holdings Ltd.	13,517	473
*	AMMO Inc.	48,239	472
	Community Trust Bancorp Inc.	11,278	455
*	TriState Capital Holdings Inc.	22,326	455
	First Financial Corp.	11,121	454
	First Community Bankshares Inc.	15,146	452
	Victory Capital Holdings Inc. Class A	13,660	441
	Bank First Corp.	6,300	440
*	Atlantic Capital Bancshares Inc.	17,184	438
	RBB Bancorp	18,000	436
	Heritage Commerce Corp.	39,071	435
	Capstead Mortgage Corp.	70,016	430
	Dynex Capital Inc.	22,923	428
	Peapack-Gladstone Financial Corp.	13,498	419
	Cambridge Bancorp	4,871	404
	Altabancorp	9,189	398
*	AssetMark Financial Holdings Inc.	15,755	395
*	Bridgewater Bancshares Inc.	24,367	394
	Orchid Island Capital Inc.	75,915	394
	GCM Grosvenor Inc. Class A	37,046	386
	Sculptor Capital Management Inc. Class A	15,482	381
	Bank of Marin Bancorp	11,775	376
	Oppenheimer Holdings Inc. Class A	7,396	376
	Universal Insurance Holdings Inc.	27,082	376
*	Metropolitan Bank Holding Corp.	6,188	373
	Bar Harbor Bankshares	13,006	372
*	MBIA Inc.	33,738	371
	HomeTrust Bancshares Inc.	13,088	365
*	Oportun Financial Corp.	18,084	362
	Arrow Financial Corp.	10,001	360
	Peoples Bancorp Inc.	12,161	360
	Mercantile Bank Corp.	11,852	358
	First Choice Bancorp	11,186	341
	1st Source Corp.	7,223	336
*	Amerant Bancorp Inc. Class A	15,321	328
	Waterstone Financial Inc.	16,159	318
*	Equity Bancshares Inc. Class A	10,342	315
	Capstar Financial Holdings Inc.	15,265	313
	State Auto Financial Corp.	18,211	312
	MidWestOne Financial Group Inc.	10,700	308
	CBTX Inc.	11,252	307
	Regional Management Corp.	6,593	307
	Financial Institutions Inc.	10,038	301
	Business First Bancshares Inc.	12,976	298

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Curo Group Holdings Corp.	17,313	294
	Reliant Bancorp Inc.	10,499	291
*	Carter Bankshares Inc.	23,054	288
	Spirit of Texas Bancshares Inc.	12,308	281
	Hingham Institution For Savings	962	279
	AG Mortgage Investment Trust Inc.	63,500	271
	West Bancorp Inc.	9,617	267
	Ames National Corp.	10,700	262
	MVB Financial Corp.	6,021	257
*	BayCom Corp.	14,250	256
*	Professional Holding Corp. Class A	14,100	254
*	EZCORP Inc. Class A	41,670	251
	Old Second Bancorp Inc.	20,067	249
	Blue Ridge Bankshares Inc.	14,200	249
	Capital City Bank Group Inc.	9,619	248
*	Greenlight Capital Re Ltd. Class A	27,050	247
	Alerus Financial Corp.	8,341	242
	Macatawa Bank Corp.	27,543	241
	PCSB Financial Corp.	13,132	239
	Mid Penn Bancorp Inc.	8,647	237
	CNB Financial Corp.	10,149	232
	Eagle Bancorp Montana Inc.	10,100	232
*	Southern First Bancshares Inc.	4,512	231
	Westwood Holdings Group Inc.	10,426	227
	Southern Missouri Bancorp Inc.	5,023	226
	Guaranty Bancshares Inc.	6,616	225
	Civista Bancshares Inc.	10,116	224
	Farmers National Banc Corp.	14,443	224
	Home Bancorp Inc.	5,803	221
*	California Bancorp	11,800	221
	FS Bancorp Inc.	3,069	219
	Amalgamated Financial Corp.	13,999	219
	Richmond Mutual Bancorp Inc.	14,600	218
	Century Bancorp Inc. Class A	1,900	217
	Citizens & Northern Corp.	8,811	216
	First Bancorp Inc.	7,333	216
	Sierra Bancorp	8,494	216
*	Trean Insurance Group Inc.	14,300	216
*	Republic First Bancorp Inc.	54,003	215
	Greenhill & Co. Inc.	13,600	212
	Metrocity Bankshares Inc.	12,006	210
*	Howard Bancorp Inc.	12,984	209
*,1	Finance of America Cos. Inc. Class A	27,400	209
	SmartFinancial Inc.	8,647	208
	Virginia National Bankshares Corp.	5,321	207
	Great Ajax Corp.	15,903	206
	Community Financial Corp.	5,956	205
	ChoiceOne Financial Services Inc.	8,370	203
	Primis Financial Corp.	13,308	203
*	MainStreet Bancshares Inc.	8,911	201
	Marlin Business Services Corp.	8,800	200
	Investors Title Co.	1,135	198
	Enterprise Bancorp Inc.	6,024	197
	American National Bankshares Inc.	6,302	196
	Heritage Insurance Holdings Inc.	22,366	192
*	Five Star Bancorp	7,900	191
	Hawthorn Bancshares Inc.	8,220	188
	Central Valley Community Bancorp	9,286	187
*	Select Bancorp Inc.	11,590	187
*	FVCBankcorp Inc.	10,750	186
	Northrim Bancorp Inc.	4,327	185

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Pioneer Bancorp Inc.	15,418	185
	Peoples Financial Services Corp.	4,308	184
	Western Asset Mortgage Capital Corp.	56,301	183
	Luther Burbank Corp.	15,347	182
	Red River Bancshares Inc.	3,606	182
	Level One Bancorp Inc.	6,551	179
*	Medallion Financial Corp.	19,864	176
*	Safeguard Scientifics Inc.	22,542	175
	PCB Bancorp	10,610	171
	AFC Gamma Inc.	8,300	171
	Evans Bancorp Inc.	4,577	170
	LCNB Corp.	10,252	168
*	Citizens Inc. Class A	31,480	167
	Franklin Financial Services Corp.	5,214	167
*	MMA Capital Holdings Inc.	6,100	166
	FNCB Bancorp Inc.	22,643	165
	First Internet Bancorp	5,320	165
	Northeast Bank	5,474	164
*	Manning & Napier Inc. Class A	20,773	163
	Pzena Investment Management Inc. Class A	14,523	160
	First Bank	11,738	159
	Summit Financial Group Inc.	7,124	157
	United Security Bancshares	18,866	154
	Fidelity D&D Bancorp Inc.	2,713	147
	Crawford & Co. Class A	16,065	146
	National Bankshares Inc.	4,164	146
	Tiptree Inc. Class A	15,559	145
	South Plains Financial Inc.	6,236	144
	Codorus Valley Bancorp Inc.	7,091	142
	Investar Holding Corp.	6,106	140
	Farmers & Merchants Bancorp Inc.	6,384	139
	Mackinac Financial Corp.	6,869	136
	Bank of Commerce Holdings	8,874	133
	Premier Financial Bancorp Inc.	7,891	133
	First Northwest Bancorp	7,546	132
	Independence Holding Co.	2,858	132
	ACNB Corp.	4,637	129
	Lument Finance Trust Inc.	30,449	128
	BankFinancial Corp.	10,939	125
*	Ocwen Financial Corp.	4,011	124
	Community Bankers Trust Corp.	10,847	123
	Orrstown Financial Services Inc.	5,232	121
	Western New England Bancorp Inc.	14,848	121
	Middlefield Banc Corp.	5,094	120
*	Maiden Holdings Ltd.	35,700	120
	Territorial Bancorp Inc.	4,529	118
	BCB Bancorp Inc.	8,673	117
	First Business Financial Services Inc.	4,314	117
	First Financial Northwest Inc.	7,628	116
	Ellington Residential Mortgage REIT	9,773	115
	Shore Bancshares Inc.	6,832	114
	Chemung Financial Corp.	2,549	113
	Riverview Bancorp Inc.	14,806	105
	Penns Woods Bancorp Inc.	4,312	103
	Bank of Princeton	3,544	102
	Parke Bancorp Inc.	5,084	99
*	NI Holdings Inc.	5,165	98
	First Community Corp.	4,821	97
	Norwood Financial Corp.	3,727	97
	Timberland Bancorp Inc.	3,406	96
	ESSA Bancorp Inc.	5,800	95

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Sachem Capital Corp.	17,836	95
*	Sterling Bancorp Inc.	20,200	92
*	Coastal Financial Corp.	3,189	91
*	ACRES Commercial Realty Corp.	5,440	87
*	Esquire Financial Holdings Inc.	3,649	86
	C&F Financial Corp.	1,671	85
	Donegal Group Inc. Class A	5,852	85
	First Guaranty Bancshares Inc.	4,349	85
	OP Bancorp	8,347	84
	Associated Capital Group Inc. Class A	2,140	83
*	Malvern Bancorp Inc.	4,442	82
	SB Financial Group Inc.	4,383	81
	United Insurance Holdings Corp.	14,207	81
	Bankwell Financial Group Inc.	2,772	77
	Prudential Bancorp Inc.	5,160	71
	Greene County Bancorp Inc.	2,506	70
	Unity Bancorp Inc.	3,156	70
	Cherry Hill Mortgage Investment Corp.	6,865	68
	1st Constitution Bancorp	3,259	67
	Provident Bancorp Inc.	4,080	67
*	Security National Financial Corp. Class A	7,076	62
	US Global Investors Inc. Class A	9,831	61
	Union Bankshares Inc.	1,684	61
*	Angel Oak Mortgage Inc.	3,309	59
	HBT Financial Inc.	3,343	58
	Provident Financial Holdings Inc.	3,235	56
[1]	First Capital Inc.	1,200	52
	First Savings Financial Group Inc.	703	51
	Peoples Bancorp of North Carolina Inc.	1,927	50
	First United Corp.	2,828	49
*	ProSight Global Inc.	3,869	49
*,3	BM Technologies Inc. (Acquired 12/17/20, Cost $53)	4,264	48
*	Great Elm Group Inc.	19,881	45
	CB Financial Services Inc.	2,000	44
	Federal Agricultural Mortgage Corp. Class A	484	44
	FedNat Holding Co.	10,699	44
*	BM Technologies Inc. (XASE)	3,514	44
	Silvercrest Asset Management Group Inc. Class A	2,679	40
	Plumas Bancorp	1,230	39
	AmeriServ Financial Inc.	8,751	34
	Severn Bancorp Inc.	2,872	34
	Old Point Financial Corp.	1,344	33
	Bank7 Corp.	1,874	32
	Ohio Valley Banc Corp.	1,244	30
*	Consumer Portfolio Services Inc.	5,489	25
*	Impac Mortgage Holdings Inc.	10,822	23
	County Bancorp Inc.	680	23
	Hennessy Advisors Inc.	2,219	21
*	Elevate Credit Inc.	5,276	19
	Meridian Corp.	591	16
*	HV Bancorp Inc.	630	14
*	FG Financial Group Inc.	1,509	14
*	Capital Bancorp Inc.	594	12
*	Altisource Asset Management Corp.	592	11
*	Nicholas Financial Inc.	983	11
*	First Western Financial Inc.	400	10
	Sound Financial Bancorp Inc.	195	8
*	Medley Management Inc. Class A	849	5
*	Affinity Bancshares Inc.	367	5
*	Broadway Financial Corp.	546	1

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Conifer Holdings Inc.	99	—
*,2	Ditech Holding Corp. Warrants Exp. 02/09/2028	2,008	—
			3,936,714
Health Care (7.98%)
	Johnson & Johnson	2,088,884	344,123
	UnitedHealth Group Inc.	748,090	299,565
	Pfizer Inc.	4,441,447	173,927
	Abbott Laboratories	1,409,380	163,389
	AbbVie Inc.	1,402,445	157,971
	Thermo Fisher Scientific Inc.	311,672	157,229
	Eli Lilly & Co.	684,808	157,177
	Merck & Co. Inc.	2,010,145	156,329
	Danaher Corp.	509,301	136,676
	Medtronic plc	1,068,619	132,648
	Bristol-Myers Squibb Co.	1,772,658	118,449
	Amgen Inc.	456,448	111,259
*	Intuitive Surgical Inc.	93,999	86,445
	Anthem Inc.	194,051	74,089
	Zoetis Inc. Class A	377,154	70,286
	Gilead Sciences Inc.	999,242	68,808
	Stryker Corp.	253,809	65,922
	Cigna Corp.	272,015	64,487
*	Moderna Inc.	270,797	63,632
	Becton Dickinson & Co.	230,910	56,155
*	Illumina Inc.	115,892	54,841
*	Edwards Lifesciences Corp.	493,081	51,068
*	Boston Scientific Corp.	1,126,381	48,164
	Humana Inc.	102,324	45,301
*	Regeneron Pharmaceuticals Inc.	79,316	44,301
	HCA Healthcare Inc.	213,479	44,135
*	IDEXX Laboratories Inc.	67,618	42,704
*	Vertex Pharmaceuticals Inc.	206,117	41,559
*	Biogen Inc.	119,690	41,445
*	IQVIA Holdings Inc.	151,671	36,753
*	Align Technology Inc.	59,569	36,397
	Agilent Technologies Inc.	242,308	35,816
*	Veeva Systems Inc. Class A	109,228	33,964
*	Centene Corp.	463,750	33,821
*	Dexcom Inc.	76,828	32,806
*	Alexion Pharmaceuticals Inc.	175,195	32,185
	Baxter International Inc.	399,746	32,180
	ResMed Inc.	115,507	28,475
	Zimmer Biomet Holdings Inc.	165,207	26,569
*	Laboratory Corp. of America Holdings	77,581	21,401
	West Pharmaceutical Services Inc.	58,652	21,062
	Cerner Corp.	239,443	18,715
*	Teladoc Health Inc.	110,442	18,365
*	Seagen Inc.	107,661	16,998
*	Exact Sciences Corp.	135,848	16,887
*	Horizon Therapeutics plc	178,963	16,758
*	Alnylam Pharmaceuticals Inc.	93,164	15,793
	STERIS plc	75,342	15,543
	Cooper Cos. Inc.	39,163	15,519
*	Novocure Ltd.	69,676	15,456
	Teleflex Inc.	36,863	14,811
*	Charles River Laboratories International Inc.	39,938	14,774
*	Catalent Inc.	134,637	14,557
*	Insulet Corp.	52,459	14,401
*	Avantor Inc.	394,500	14,009
	Bio-Techne Corp.	30,977	13,948
	PerkinElmer Inc.	88,812	13,713

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Quest Diagnostics Inc.	103,837	13,703
	Viatris Inc.	957,555	13,683
*	Hologic Inc.	203,613	13,585
	Cardinal Health Inc.	229,207	13,085
*	Elanco Animal Health Inc.	377,205	13,085
*	Novavax Inc.	58,817	12,487
*	Incyte Corp.	147,635	12,421
*	10X Genomics Inc. Class A	62,405	12,220
*	BioMarin Pharmaceutical Inc.	145,622	12,151
*	Molina Healthcare Inc.	46,204	11,692
*	ABIOMED Inc.	36,077	11,260
	DENTSPLY SIRONA Inc.	173,726	10,990
*	Bio-Rad Laboratories Inc. Class A	16,501	10,631
	Royalty Pharma plc Class A	249,147	10,213
*	Masimo Corp.	39,119	9,484
*	Guardant Health Inc.	76,179	9,461
	Universal Health Services Inc. Class B	58,753	8,603
*	Intellia Therapeutics Inc.	51,638	8,361
*	Repligen Corp.	41,880	8,360
*	Henry Schein Inc.	111,144	8,246
*	Jazz Pharmaceuticals plc	45,496	8,082
*	Penumbra Inc.	27,389	7,506
*	Syneos Health Inc.	83,008	7,428
*	Neurocrine Biosciences Inc.	75,562	7,354
*	Natera Inc.	63,382	7,196
*	DaVita Inc.	54,793	6,599
*	Bridgebio Pharma Inc.	108,122	6,591
*	Arrowhead Pharmaceuticals Inc.	79,044	6,546
*	United Therapeutics Corp.	35,790	6,421
*	Amedisys Inc.	25,876	6,338
	Encompass Health Corp.	80,091	6,250
*	Organon & Co.	202,384	6,124
	Chemed Corp.	12,805	6,076
*	Mirati Therapeutics Inc.	37,368	6,036
	Bruker Corp.	78,306	5,950
	Hill-Rom Holdings Inc.	52,312	5,942
*	Tenet Healthcare Corp.	85,187	5,707
*	STAAR Surgical Co.	37,070	5,653
*	Oak Street Health Inc.	96,303	5,640
*	Fate Therapeutics Inc.	63,965	5,552
*	Envista Holdings Corp.	127,962	5,529
*	Acceleron Pharma Inc.	43,372	5,443
*	HealthEquity Inc.	66,826	5,378
*	Pacific Biosciences of California Inc.	149,275	5,220
*	Halozyme Therapeutics Inc.	113,564	5,157
*	Omnicell Inc.	33,920	5,137
*	Invitae Corp.	151,868	5,123
	Perrigo Co. plc	108,709	4,984
*	Denali Therapeutics Inc.	63,172	4,955
*	Globus Medical Inc. Class A	61,883	4,798
*	LHC Group Inc.	23,642	4,735
*	Shockwave Medical Inc.	24,735	4,693
*	Ultragenyx Pharmaceutical Inc.	49,084	4,680
*	Sarepta Therapeutics Inc.	59,539	4,629
*	Exelixis Inc.	249,428	4,545
*	Twist Bioscience Corp.	34,055	4,538
*	Tandem Diabetes Care Inc.	46,474	4,527
*	PPD Inc.	97,395	4,489
*	Acadia Healthcare Co. Inc.	71,294	4,474
*	Nevro Corp.	26,322	4,364
*	Ionis Pharmaceuticals Inc.	108,227	4,317

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Inspire Medical Systems Inc.	21,063	4,071
*	Medpace Holdings Inc.	22,875	4,040
*	Blueprint Medicines Corp.	45,871	4,035
*	Integra LifeSciences Holdings Corp.	57,964	3,955
*	NeoGenomics Inc.	87,102	3,934
*	Adaptive Biotechnologies Corp.	95,724	3,911
*	Neogen Corp.	83,534	3,846
*	TG Therapeutics Inc.	98,767	3,831
*	CareDx Inc.	41,759	3,822
*	Beam Therapeutics Inc.	29,611	3,811
*	Quidel Corp.	29,519	3,782
	Ensign Group Inc.	41,909	3,632
	Select Medical Holdings Corp.	83,545	3,531
	Premier Inc. Class A	94,291	3,280
*	ICU Medical Inc.	15,603	3,211
*	Alkermes plc	130,658	3,204
*	Apellis Pharmaceuticals Inc.	50,591	3,197
*	Arena Pharmaceuticals Inc.	46,793	3,191
*	Privia Health Group Inc.	69,961	3,104
	CONMED Corp.	22,493	3,091
*	Maravai LifeSciences Holdings Inc. Class A	73,835	3,081
*	Editas Medicine Inc. Class A	54,137	3,066
*	Reata Pharmaceuticals Inc. Class A	21,633	3,062
*	Glaukos Corp.	34,543	2,930
*	Haemonetics Corp.	41,619	2,773
*	NuVasive Inc.	40,501	2,745
*	Agios Pharmaceuticals Inc.	49,588	2,733
*	Merit Medical Systems Inc.	41,563	2,687
*	Progyny Inc.	45,412	2,679
*	AtriCure Inc.	32,970	2,616
*	Allakos Inc.	30,574	2,610
*	Iovance Biotherapeutics Inc.	99,947	2,601
*	Nektar Therapeutics	151,005	2,591
*	Insmed Inc.	90,806	2,584
*	Integer Holdings Corp.	27,169	2,559
*	1Life Healthcare Inc.	76,408	2,526
*	Emergent BioSolutions Inc.	39,912	2,514
*	Vir Biotechnology Inc.	52,315	2,473
*	Cassava Sciences Inc.	28,700	2,452
*	Multiplan Corp.	257,400	2,450
*	Intra-Cellular Therapies Inc.	59,584	2,432
	Owens & Minor Inc.	57,373	2,429
*	Arvinas Inc.	31,494	2,425
*	PTC Therapeutics Inc.	56,936	2,407
*	ACADIA Pharmaceuticals Inc.	96,465	2,353
*	Sage Therapeutics Inc.	41,348	2,349
*	NanoString Technologies Inc.	35,956	2,330
*	R1 RCM Inc.	104,602	2,326
*	Kodiak Sciences Inc.	24,897	2,315
*	Turning Point Therapeutics Inc.	29,516	2,303
*	BioCryst Pharmaceuticals Inc.	140,809	2,226
*	Inari Medical Inc.	23,634	2,205
*	Veracyte Inc.	53,419	2,136
*,1	Sorrento Therapeutics Inc.	219,776	2,130
*	Amicus Therapeutics Inc.	215,043	2,073
*	Prestige Consumer Healthcare Inc.	39,699	2,068
*	Inovalon Holdings Inc. Class A	60,514	2,062
*	Accolade Inc.	37,810	2,053
	Patterson Cos. Inc.	67,060	2,038
*	Pacira BioSciences Inc.	33,454	2,030
*	Karuna Therapeutics Inc.	17,747	2,023

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Dicerna Pharmaceuticals Inc.	54,083	2,018
*	MEDNAX Inc.	65,446	1,973
*	Phreesia Inc.	31,922	1,957
*	SpringWorks Therapeutics Inc.	23,306	1,921
*	Vericel Corp.	36,244	1,903
*	Sotera Health Co.	78,231	1,896
*	Option Care Health Inc.	86,267	1,887
*	Corcept Therapeutics Inc.	85,469	1,880
*	agilon health Inc.	46,350	1,880
*	Heska Corp.	8,036	1,846
	Healthcare Services Group Inc.	58,412	1,844
*	Apollo Medical Holdings Inc.	28,897	1,815
*	Global Blood Therapeutics Inc.	51,225	1,794
*	Surgery Partners Inc.	26,873	1,790
*	Magellan Health Inc.	18,863	1,777
*	Myriad Genetics Inc.	57,956	1,772
*	Bluebird Bio Inc.	54,732	1,750
*	FibroGen Inc.	65,127	1,734
*	Axonics Inc.	27,239	1,727
*	Outset Medical Inc.	34,549	1,727
*	Ligand Pharmaceuticals Inc.	13,152	1,725
*,1	GoodRx Holdings Inc. Class A	47,602	1,714
*	Health Catalyst Inc.	30,773	1,708
*	American Well Corp. Class A	134,427	1,691
*	Xencor Inc.	48,973	1,689
*	Berkeley Lights Inc.	37,687	1,689
*	ModivCare Inc.	9,812	1,669
*,1	Butterfly Network Inc.	114,143	1,653
*	Revance Therapeutics Inc.	55,192	1,636
*	Rocket Pharmaceuticals Inc.	36,880	1,633
*,1	Inovio Pharmaceuticals Inc.	175,516	1,627
*,1	Bionano Genomics Inc.	222,000	1,627
*	Community Health Systems Inc.	104,756	1,617
*	AdaptHealth Corp. Class A	57,535	1,577
*	Axsome Therapeutics Inc.	22,706	1,532
*	Protagonist Therapeutics Inc.	33,765	1,515
*	Translate Bio Inc.	54,293	1,495
*	Relay Therapeutics Inc.	40,345	1,476
*	Avanos Medical Inc.	40,014	1,455
*	Quanterix Corp.	24,560	1,441
	Luminex Corp.	38,672	1,423
*	Allogene Therapeutics Inc.	54,133	1,412
*	REVOLUTION Medicines Inc.	44,341	1,407
*	Zentalis Pharmaceuticals Inc.	26,401	1,405
*	Lantheus Holdings Inc.	50,813	1,404
*	Cardiovascular Systems Inc.	32,605	1,391
*,1	Fulgent Genetics Inc.	15,018	1,385
*	Ironwood Pharmaceuticals Inc. Class A	107,020	1,377
*	Ortho Clinical Diagnostics Holdings plc	63,739	1,365
*	iRhythm Technologies Inc.	20,527	1,362
*	BioLife Solutions Inc.	29,559	1,316
*	Castle Biosciences Inc.	17,567	1,288
*	Silk Road Medical Inc.	26,751	1,280
*	Anavex Life Sciences Corp.	55,577	1,270
*	Supernus Pharmaceuticals Inc.	40,997	1,262
*	MacroGenics Inc.	46,700	1,254
*	Deciphera Pharmaceuticals Inc.	33,810	1,238
*	RadNet Inc.	36,356	1,225
*	Evolent Health Inc. Class A	57,899	1,223
*	Heron Therapeutics Inc.	78,614	1,220
*	Codexis Inc.	53,417	1,210

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	Clover Health Investments Corp.	90,600	1,207
*,1	Ocugen Inc.	150,100	1,205
*	Inogen Inc.	17,882	1,165
*	Seres Therapeutics Inc.	48,475	1,156
*	Brookdale Senior Living Inc.	146,031	1,154
	US Physical Therapy Inc.	9,960	1,154
*	OPKO Health Inc.	283,861	1,150
*	Celldex Therapeutics Inc.	34,400	1,150
*	Cytokinetics Inc.	57,553	1,139
*	REGENXBIO Inc.	28,991	1,126
*	Avid Bioservices Inc.	43,517	1,116
*	MannKind Corp.	202,620	1,104
*	Addus HomeCare Corp.	12,566	1,096
*	Nuvation Bio Inc.	116,653	1,086
*	Doximity Inc. Class A	18,459	1,074
*	Kura Oncology Inc.	50,715	1,057
*	Arcus Biosciences Inc.	37,550	1,031
*	Sangamo Therapeutics Inc.	86,053	1,030
*,1	Hims & Hers Health Inc.	94,600	1,030
*	C4 Therapeutics Inc.	26,822	1,015
*	Atara Biotherapeutics Inc.	64,886	1,009
*	Kymera Therapeutics Inc.	20,679	1,003
*	Atea Pharmaceuticals Inc.	46,519	999
*	Tabula Rasa HealthCare Inc.	19,595	980
*	ImmunoGen Inc.	144,561	953
*	Recursion Pharmaceuticals Inc. Class A	26,032	950
*,1	Senseonics Holdings Inc.	243,900	937
*	Morphic Holding Inc.	16,100	924
*	CryoLife Inc.	32,432	921
*	Vanda Pharmaceuticals Inc.	41,986	903
*	Agenus Inc.	161,917	889
*	CorVel Corp.	6,585	884
*	Tivity Health Inc.	33,514	882
*	Dynavax Technologies Corp.	89,261	879
*	Certara Inc.	31,024	879
*	Y-mAbs Therapeutics Inc.	25,975	878
*	Endo International plc	187,335	877
*	Rubius Therapeutics Inc.	35,800	874
*	Pennant Group Inc.	21,097	863
*	Cerevel Therapeutics Holdings Inc.	33,700	863
*	Replimune Group Inc.	22,443	862
*	Cerus Corp.	145,208	858
*	AngioDynamics Inc.	31,392	852
*	Hanger Inc.	33,589	849
*	PetIQ Inc. Class A	21,893	845
*	Krystal Biotech Inc.	12,347	840
*	Tactile Systems Technology Inc.	16,140	839
*	Coherus Biosciences Inc.	60,235	833
*	Ocular Therapeutix Inc.	58,771	833
*	LifeStance Health Group Inc.	29,673	827
*	Natus Medical Inc.	31,072	807
*	Joint Corp.	9,539	801
*	Pliant Therapeutics Inc.	27,456	800
*	Alector Inc.	38,347	799
*	Varex Imaging Corp.	29,662	796
*	Nurix Therapeutics Inc.	29,820	791
*	Aclaris Therapeutics Inc.	44,964	790
*	DermTech Inc.	19,000	790
*	SmileDirectClub Inc. Class A	90,900	789
*	Pulmonx Corp.	17,858	788
*	Radius Health Inc.	43,070	786

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Madrigal Pharmaceuticals Inc.	8,030	782
*	PMV Pharmaceuticals Inc.	22,524	769
*	Applied Molecular Transport Inc.	16,784	768
*	Collegium Pharmaceutical Inc.	32,398	766
*	Meridian Bioscience Inc.	34,159	758
*	Constellation Pharmaceuticals Inc.	22,265	753
*	Rhythm Pharmaceuticals Inc.	38,261	749
*	Olema Pharmaceuticals Inc.	26,604	744
	Atrion Corp.	1,196	743
*	OrthoPediatrics Corp.	11,689	739
*	Kronos Bio Inc.	30,839	739
*	Omeros Corp.	49,283	731
	National HealthCare Corp.	10,338	723
*	Generation Bio Co.	26,818	721
*	Cortexyme Inc.	13,563	719
*	Mersana Therapeutics Inc.	52,904	718
*	Shattuck Labs Inc.	24,751	718
*	Zogenix Inc.	41,447	716
*	ALX Oncology Holdings Inc.	13,029	712
*	OptimizeRx Corp.	11,439	708
	National Research Corp.	15,398	707
*	NextGen Healthcare Inc.	42,598	707
	LeMaitre Vascular Inc.	11,495	701
*	MiMedx Group Inc.	55,000	688
*	HealthStream Inc.	24,591	687
*	Orthofix Medical Inc.	17,120	687
*	Travere Therapeutics Inc.	46,950	685
*	ViewRay Inc.	102,716	678
*	ImmunityBio Inc.	47,335	676
*	Theravance Biopharma Inc.	46,501	675
*	Aerie Pharmaceuticals Inc.	42,008	673
*	Surmodics Inc.	12,342	670
*	SI-BONE Inc.	21,195	667
*	Vaxart Inc.	88,300	661
*	Amphastar Pharmaceuticals Inc.	32,577	657
*	Arcturus Therapeutics Holdings Inc.	19,143	648
*	Enanta Pharmaceuticals Inc.	14,469	637
*	Eargo Inc.	15,918	635
*	Antares Pharma Inc.	145,010	632
*	Axogen Inc.	29,257	632
*	Agiliti Inc.	28,916	632
*	Alphatec Holdings Inc.	41,167	631
*	Avidity Biosciences Inc.	25,275	625
*,1	Zomedica Corp.	749,600	624
*	OraSure Technologies Inc.	61,474	623
*	TransMedics Group Inc.	18,731	622
*,1	Atossa Therapeutics Inc.	98,096	620
*	Signify Health Inc. Class A	20,148	613
*	Vaxcyte Inc.	27,032	608
*	Cutera Inc.	12,390	607
*	Arcutis Biotherapeutics Inc.	22,106	603
*	Forma Therapeutics Holdings Inc.	24,215	603
*	Asensus Surgical Inc.	186,988	593
*	Sesen Bio Inc.	128,046	592
*	Karyopharm Therapeutics Inc.	56,638	585
*	ChemoCentryx Inc.	43,416	581
*	Personalis Inc.	22,769	576
*	Anika Therapeutics Inc.	13,242	573
*	Sutro Biopharma Inc.	30,272	563
*	Albireo Pharma Inc.	15,900	559
*	Syndax Pharmaceuticals Inc.	32,487	558

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Innoviva Inc.	41,215	553
*	Epizyme Inc.	66,376	552
*	Scholar Rock Holding Corp.	19,094	552
*	Kadmon Holdings Inc.	139,705	541
*	Curis Inc.	66,098	533
*	Avita Medical Inc.	25,856	531
*	Alignment Healthcare Inc.	22,647	529
*	Organogenesis Holdings Inc. Class A	31,218	519
*	Rigel Pharmaceuticals Inc.	119,340	518
*	Dyne Therapeutics Inc.	24,345	512
*	RAPT Therapeutics Inc.	16,085	511
*,1	Esperion Therapeutics Inc.	23,775	503
*	Passage Bio Inc.	38,001	503
*	Verastem Inc.	123,360	502
*	Stoke Therapeutics Inc.	14,884	501
*	Marinus Pharmaceuticals Inc.	27,908	501
*	IVERIC bio Inc.	78,914	498
*	Intercept Pharmaceuticals Inc.	24,790	495
*	Aldeyra Therapeutics Inc.	43,700	495
*	G1 Therapeutics Inc.	22,493	494
*,1	Humanigen Inc.	28,100	488
*	BioAtla Inc.	11,466	486
*	Phathom Pharmaceuticals Inc.	14,260	483
*	Keros Therapeutics Inc.	11,369	483
*	SeaSpine Holdings Corp.	23,457	481
*	Precigen Inc.	73,808	481
*	Cara Therapeutics Inc.	33,414	477
*	ChromaDex Corp.	47,403	467
*	ZIOPHARM Oncology Inc.	176,915	467
*	IGM Biosciences Inc.	5,561	463
*	Chimerix Inc.	57,135	457
*	Allovir Inc.	22,947	453
*	Akebia Therapeutics Inc.	119,228	452
*	Praxis Precision Medicines Inc.	24,467	447
*	Intersect ENT Inc.	26,064	445
*	Spectrum Pharmaceuticals Inc.	118,300	444
*	AnaptysBio Inc.	17,100	443
	Phibro Animal Health Corp. Class A	15,356	443
*	Sana Biotechnology Inc.	22,407	441
*	Ardelyx Inc.	57,223	434
*	ORIC Pharmaceuticals Inc.	24,507	434
*,1	Clovis Oncology Inc.	74,300	431
	Computer Programs & Systems Inc.	12,734	423
*	Amneal Pharmaceuticals Inc.	81,700	418
*	Bioxcel Therapeutics Inc.	13,911	404
*	Eagle Pharmaceuticals Inc.	9,445	404
*	Precision BioSciences Inc.	31,777	398
*	Sientra Inc.	50,000	398
*	Aligos Therapeutics Inc.	19,469	397
*	Geron Corp.	272,053	384
*	Gossamer Bio Inc.	47,085	382
*	Relmada Therapeutics Inc.	11,889	381
*	Crinetics Pharmaceuticals Inc.	20,149	380
*	Selecta Biosciences Inc.	90,109	377
*	Harpoon Therapeutics Inc.	27,100	376
*	Viking Therapeutics Inc.	61,875	371
*,1	Citius Pharmaceuticals Inc.	106,287	370
*	Lineage Cell Therapeutics Inc.	128,266	366
*	InfuSystem Holdings Inc.	17,567	365
*	Oncocyte Corp.	63,657	365
*	Akero Therapeutics Inc.	14,617	363

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	PAVmed Inc.	56,600	362
*	TCR2 Therapeutics Inc.	21,740	357
*	Aveanna Healthcare Holdings Inc.	28,788	356
*	Catalyst Pharmaceuticals Inc.	61,500	354
*	Immunovant Inc.	33,274	352
*	Annovis Bio Inc.	4,100	351
*	Vapotherm Inc.	14,711	348
*	UFP Technologies Inc.	6,036	347
*	Innovage Holding Corp.	16,277	347
*	Provention Bio Inc.	41,033	346
*	Harmony Biosciences Holdings Inc.	12,270	346
*	Kindred Biosciences Inc.	37,214	341
*	Viracta Therapeutics Inc.	29,734	337
*	Fluidigm Corp.	54,000	333
*	Stereotaxis Inc.	34,516	333
*	Poseida Therapeutics Inc.	32,859	329
*	BioDelivery Sciences International Inc.	91,333	327
*	Clearside Biomedical Inc.	66,200	322
*	Cullinan Oncology Inc.	12,492	322
*	Evolus Inc.	25,400	321
*	Annexon Inc.	14,204	320
*	Zynex Inc.	20,458	318
*	iCAD Inc.	18,133	314
*	Triple-S Management Corp. Class B	14,094	314
*	Flexion Therapeutics Inc.	38,089	313
*	TherapeuticsMD Inc.	263,400	313
*	Lyell Immunopharma Inc.	19,260	313
*	Neuronetics Inc.	19,481	312
*	908 Devices Inc.	8,058	312
*	SQZ Biotechnologies Co.	21,128	305
*	Evelo Biosciences Inc.	22,014	302
*	Altimmune Inc.	30,171	297
*	KalVista Pharmaceuticals Inc.	12,351	296
*	Kiniksa Pharmaceuticals Ltd. Class A	21,265	296
*	Cue Biopharma Inc.	25,288	295
*	Durect Corp.	180,792	295
*	Instil Bio Inc.	15,266	295
*	ANI Pharmaceuticals Inc.	8,394	294
*	CytomX Therapeutics Inc.	46,219	293
*	Athenex Inc.	61,527	284
*	Misonix Inc.	12,680	281
*	Aspira Women's Health Inc.	49,767	280
*	Accuray Inc.	61,258	277
*	Cymabay Therapeutics Inc.	63,502	277
*	Apria Inc.	9,901	277
*,1	CEL-SCI Corp.	31,842	276
*	Athira Pharma Inc.	26,677	273
*	Tonix Pharmaceuticals Holding Corp.	244,100	271
*	Ideaya Biosciences Inc.	12,867	270
*	Treace Medical Concepts Inc.	8,640	270
*	CytoSorbents Corp.	35,641	269
*	Spero Therapeutics Inc.	19,238	269
*	Chinook Therapeutics Inc.	19,044	269
*	Clene Inc.	23,900	269
*	MEI Pharma Inc.	93,726	267
*	Seer Inc. Class A	8,128	266
*	iBio Inc.	174,700	264
	Utah Medical Products Inc.	3,090	263
*,1	Prometheus Biosciences Inc.	10,615	261
*	Applied Therapeutics Inc.	12,523	260
*	GT Biopharma Inc.	16,775	260

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Puma Biotechnology Inc.	28,100	258
*	Adverum Biotechnologies Inc.	72,735	255
*,1	Ampio Pharmaceuticals Inc.	152,721	255
*	MyMD Pharmaceuticals Inc.	40,400	255
*	Castlight Health Inc. Class B	96,580	254
*	CTI BioPharma Corp.	101,176	253
*	Paratek Pharmaceuticals Inc.	36,785	251
*	Frequency Therapeutics Inc.	25,101	250
*	Molecular Templates Inc.	31,960	250
*	KemPharm Inc.	19,400	249
*	Avrobio Inc.	27,486	244
*	PDS Biotechnology Corp.	19,304	242
*	Infinity Pharmaceuticals Inc.	80,200	240
*	Invacare Corp.	29,423	237
*	Lexicon Pharmaceuticals Inc.	51,632	237
*	Magenta Therapeutics Inc.	24,259	237
*	Kinnate Biopharma Inc.	10,167	237
*	ClearPoint Neuro Inc.	12,373	236
*	Aeglea BioTherapeutics Inc.	33,281	232
*	Edgewise Therapeutics Inc.	10,891	232
*	Taysha Gene Therapies Inc.	10,918	231
*	Singular Genomics Systems Inc.	8,384	230
*	Bolt Biotherapeutics Inc.	14,614	226
*	SOC Telemed Inc. Class A	39,400	224
*	Mirum Pharmaceuticals Inc.	12,837	222
*	PLx Pharma Inc.	16,010	221
*	Apyx Medical Corp.	21,359	220
*	Syros Pharmaceuticals Inc.	40,282	220
*	Athersys Inc.	152,037	219
*	Nkarta Inc.	6,914	219
*	Accelerate Diagnostics Inc.	27,042	218
*,1	Kala Pharmaceuticals Inc.	41,100	218
*	Black Diamond Therapeutics Inc.	17,912	218
*	Outlook Therapeutics Inc.	86,664	216
*	Prelude Therapeutics Inc.	7,538	216
*	Silverback Therapeutics Inc.	6,997	216
*	Homology Medicines Inc.	29,525	215
*	Harvard Bioscience Inc.	25,649	214
*	NGM Biopharmaceuticals Inc.	10,858	214
*	Bioventus Inc. Class A	12,005	211
*	NRX Pharmaceuticals Inc.	18,200	211
*	Summit Therapeutics Inc.	28,141	210
*	Trevena Inc.	123,816	209
	Forian Inc.	16,600	209
*	Chiasma Inc.	44,047	208
*	Forte Biosciences Inc.	6,200	208
*	Inotiv Inc.	7,794	208
*	Atreca Inc. Class A	23,904	204
*	PhaseBio Pharmaceuticals Inc.	54,300	202
*	Inhibrx Inc.	7,265	200
*	Zynerba Pharmaceuticals Inc.	37,481	198
*	Immunome Inc.	11,471	198
*	Seelos Therapeutics Inc.	73,332	194
*,2	PDL BioPharma Inc.	78,003	193
*	XBiotech Inc.	11,679	193
*	Heat Biologics Inc.	28,727	193
*,1	Verrica Pharmaceuticals Inc.	16,816	190
*	Arbutus Biopharma Corp.	62,345	189
*	Co-Diagnostics Inc.	22,573	186
*	9 Meters Biopharma Inc.	169,534	186
*	Celcuity Inc.	7,727	185

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Surface Oncology Inc.	24,474	183
*,1	Genprex Inc.	54,200	182
*,1	Retractable Technologies Inc.	15,700	182
*,1	Xeris Pharmaceuticals Inc.	44,300	180
*	Jaguar Health Inc.	111,700	176
*	Celsion Corp.	137,871	175
*	Oyster Point Pharma Inc.	10,086	173
*	SIGA Technologies Inc.	27,490	173
*	Design Therapeutics Inc.	8,679	173
*	Eiger BioPharmaceuticals Inc.	19,995	170
*	Enzo Biochem Inc.	53,422	169
*	Jounce Therapeutics Inc.	24,864	169
*	Terns Pharmaceuticals Inc.	13,813	169
*	Ovid therapeutics Inc.	43,087	168
*	Immunic Inc.	13,600	167
*	Gritstone bio Inc.	18,037	165
*	Harrow Health Inc.	17,757	165
*	Hookipa Pharma Inc.	18,030	165
*	SELLAS Life Sciences Group Inc.	14,905	165
*	Cardiff Oncology Inc.	24,797	165
*	Orgenesis Inc.	32,261	164
*	Gemini Therapeutics Inc. Class A	25,400	164
*	Cabaletta Bio Inc.	18,792	162
*	T2 Biosystems Inc.	134,241	160
*	Cogent Biosciences Inc.	19,553	159
*	Ontrak Inc.	4,876	158
*	Adamas Pharmaceuticals Inc.	29,800	157
*	Solid Biosciences Inc.	42,980	157
*	Akouos Inc.	12,445	156
*	XOMA Corp.	4,561	155
*	Oncternal Therapeutics Inc.	32,400	154
*	Adicet Bio Inc.	14,967	154
*	Marker Therapeutics Inc.	54,947	153
*	Actinium Pharmaceuticals Inc.	19,281	153
*	Tarsus Pharmaceuticals Inc.	5,270	153
*	Day One Biopharmaceuticals Inc.	6,727	153
*,1	Vor BioPharma Inc.	8,142	152
*	Soliton Inc.	6,713	151
*	Novan Inc.	14,992	151
*	Kezar Life Sciences Inc.	27,667	150
*	Conformis Inc.	129,153	149
*	Fulcrum Therapeutics Inc.	14,212	149
*	Viemed Healthcare Inc.	20,899	149
*,1	Second Sight Medical Products Inc.	29,923	148
*	Acutus Medical Inc.	8,649	147
*	Palatin Technologies Inc.	238,694	146
*	TFF Pharmaceuticals Inc.	15,224	146
*	Neoleukin Therapeutics Inc.	15,800	146
*	Lannett Co. Inc.	30,199	141
*	iTeos Therapeutics Inc.	5,482	141
*	AVEO Pharmaceuticals Inc.	21,170	140
*	Evofem Biosciences Inc.	122,283	138
*	CorMedix Inc.	19,865	136
*	Strongbridge Biopharma plc	45,300	135
*	Cyclerion Therapeutics Inc.	34,200	133
*	Exagen Inc.	8,667	130
*	AcelRx Pharmaceuticals Inc.	92,758	128
*	Matinas BioPharma Holdings Inc.	164,758	128
*	Otonomy Inc.	57,340	128
*	GlycoMimetics Inc.	54,900	127
*	Calithera Biosciences Inc.	60,268	126

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Savara Inc.	73,243	125
*	Applied Genetic Technologies Corp.	31,353	123
*	Pulse Biosciences Inc.	7,474	123
*	Fortress Biotech Inc.	34,017	121
*	NeuBase Therapeutics Inc.	25,226	121
*	Adamis Pharmaceuticals Corp.	109,800	121
*	EyePoint Pharmaceuticals Inc.	13,312	120
*	VYNE Therapeutics Inc.	33,759	119
*	ContraFect Corp.	26,913	118
*	Hepion Pharmaceuticals Inc.	59,700	118
*	Voyager Therapeutics Inc.	27,907	115
*	Surgalign Holdings Inc.	82,707	115
*	Mustang Bio Inc.	34,227	114
*	Kaleido Biosciences Inc.	15,140	113
*	Repro-Med Systems Inc.	24,374	113
*	Codiak Biosciences Inc.	6,119	113
*	SCYNEXIS Inc.	15,090	111
*	MediciNova Inc.	25,702	109
*	Cerecor Inc.	33,242	109
*	DiaMedica Therapeutics Inc.	24,554	109
*	Foghorn Therapeutics Inc.	10,206	109
*	CASI Pharmaceuticals Inc.	69,210	107
*	Cidara Therapeutics Inc.	52,829	107
*	Catalyst Biosciences Inc.	23,975	104
*	Oncorus Inc.	7,562	104
*	FONAR Corp.	5,825	103
*	Tricida Inc.	23,823	103
*	UNITY Biotechnology Inc.	22,000	102
*,1	Beyond Air Inc.	15,642	101
*	Corbus Pharmaceuticals Holdings Inc.	55,216	101
*	Aptinyx Inc. Class A	35,501	100
*	Bright Health Group Inc.	5,823	100
*	Assembly Biosciences Inc.	25,568	99
*	Eloxx Pharmaceuticals Inc.	48,700	97
*	4D Molecular Therapeutics Inc.	4,026	97
*	ADMA Biologics Inc.	59,671	95
*	IntriCon Corp.	4,234	95
*	Concert Pharmaceuticals Inc.	21,796	92
*	Five Star Senior Living Inc.	15,685	90
*	Agile Therapeutics Inc.	66,272	88
*	Venus Concept Inc.	28,327	88
*	Inmune Bio Inc.	5,000	88
*	Exicure Inc.	57,794	87
*	F-star Therapeutics Inc.	10,079	87
*	Onconova Therapeutics Inc.	12,580	87
*	Aprea Therapeutics Inc.	17,546	86
*	Galectin Therapeutics Inc.	26,902	86
*	La Jolla Pharmaceutical Co.	20,200	86
*	X4 Pharmaceuticals Inc.	13,208	86
*	Eton Pharmaceuticals Inc.	13,900	86
*	BrainStorm Cell Therapeutics Inc.	22,317	85
*	Aytu BioPharma Inc.	16,990	85
*	Abeona Therapeutics Inc.	53,886	84
*	Electromed Inc.	7,476	84
*	NextCure Inc.	10,414	84
*	Optinose Inc.	26,480	82
*	IsoRay Inc.	100,840	80
*	iRadimed Corp.	2,691	79
*	scPharmaceuticals Inc.	13,000	79
*	89bio Inc.	4,164	78
*	Tela Bio Inc.	4,801	77

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Recro Pharma Inc.	31,949	74
*	Axcella Health Inc.	18,254	73
*	Synlogic Inc.	18,708	73
*	Verve Therapeutics Inc.	1,113	67
*	Dyadic International Inc.	17,910	64
*	Minerva Neurosciences Inc.	27,569	64
*	IRIDEX Corp.	8,974	63
*	LENSAR Inc.	7,146	62
*	Apollo Endosurgery Inc.	7,315	59
*	Leap Therapeutics Inc.	36,243	59
*	Merrimack Pharmaceuticals Inc.	9,104	58
*	ElectroCore Inc.	47,524	57
*	Zosano Pharma Corp.	60,367	57
*	BioSig Technologies Inc.	14,502	56
*	Corvus Pharmaceuticals Inc.	20,935	56
*	Liquidia Corp.	19,729	56
*	Lantern Pharma Inc.	3,734	55
*	Aravive Inc.	8,819	53
*	Larimar Therapeutics Inc.	5,300	52
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	57,977	51
*	LogicBio Therapeutics Inc.	11,514	51
*	Odonate Therapeutics Inc.	14,260	50
*	Anixa Biosciences Inc.	12,599	49
*	Rockwell Medical Inc.	54,034	49
*	Delcath Systems Inc.	3,900	49
*	Lipocine Inc.	34,514	48
*	Equillium Inc.	7,975	47
*	NantHealth Inc.	20,200	47
*	Alpine Immune Sciences Inc.	5,130	46
*	Checkpoint Therapeutics Inc.	15,425	46
*	Eyenovia Inc.	8,993	45
*	OncoSec Medical Inc.	16,021	45
*	Aptevo Therapeutics Inc.	1,975	44
*	Viridian Therapeutics Inc.	2,405	44
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/2028	9,469	43
*	Vincerx Pharma Inc.	3,312	43
*	Cellectar Biosciences Inc.	35,100	42
*,1	Organovo Holdings Inc.	4,246	40
*	Champions Oncology Inc.	3,815	39
*	Convey Holding Parent Inc.	3,410	39
*	Monte Rosa Therapeutics Inc.	1,728	39
*	Aquestive Therapeutics Inc.	9,542	38
*	Cyclacel Pharmaceuticals Inc.	6,337	38
*	Talis Biomedical Corp.	3,442	38
*	Genocea Biosciences Inc.	14,841	35
*	Windtree Therapeutics Inc.	14,800	34
*	Yumanity Therapeutics Inc.	2,922	34
*	NexImmune Inc.	2,104	34
*	Chembio Diagnostics Inc.	11,141	33
*	Tyme Technologies Inc.	26,570	33
*	Salarius Pharmaceuticals Inc.	31,300	33
*	Inhibikase Therapeutics Inc.	11,895	33
*	Sensus Healthcare Inc.	8,033	31
*	Reviva Pharmaceuticals Holdings Inc.	6,340	31
*	Satsuma Pharmaceuticals Inc.	4,155	29
*	Inozyme Pharma Inc.	1,634	28
*	Cumberland Pharmaceuticals Inc.	9,187	26
*	Bellerophon Therapeutics Inc.	5,364	26
*	Cyteir Therapeutics Inc.	1,198	26
*	Catabasis Pharmaceuticals Inc.	11,749	25
*	Vivos Therapeutics Inc.	5,061	25

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Alpha Teknova Inc.	1,036	25
*	Angion Biomedica Corp.	1,835	24
*	NeuroPace Inc.	1,026	24
*	CVRx Inc.	860	24
*	Akoya Biosciences Inc.	1,202	23
*	Cocrystal Pharma Inc.	17,553	22
*	cbdMD Inc.	7,102	21
*	PolarityTE Inc.	20,900	21
*	Sigilon Therapeutics Inc.	1,915	21
*	Nuwellis Inc.	4,900	21
*	Alimera Sciences Inc.	2,158	20
*	Rain Therapeutics Inc.	1,285	20
*	Psychemedics Corp.	2,717	19
*	Codex DNA Inc.	859	19
*	Soleno Therapeutics Inc.	16,045	18
*	Avenue Therapeutics Inc.	6,688	17
*	Talaris Therapeutics Inc.	1,189	17
*	Spruce Biosciences Inc.	1,424	16
*	Graphite Bio Inc.	515	16
*	Nephros Inc.	1,398	15
*	Ikena Oncology Inc.	1,053	15
*	Impel Neuropharma Inc.	1,694	15
*	Century Therapeutics Inc.	513	15
*	Galera Therapeutics Inc.	1,409	14
*	Panbela Therapeutics Inc.	5,105	14
*	Elevation Oncology Inc.	1,041	14
*	Strata Skin Sciences Inc.	8,329	13
*	Biodesix Inc.	957	13
*	Landos Biopharma Inc.	1,108	13
*	Lumos Pharma Inc.	1,193	12
*,1	Progenity Inc.	3,399	12
*	Helius Medical Technologies Inc.	724	12
*	Janux Therapeutics Inc.	497	12
*	Vera Therapeutics Inc. Class A	852	11
*	Biomea Fusion Inc.	692	11
*	Soligenix Inc.	8,654	10
*	Graybug Vision Inc.	1,888	10
*	Reneo Pharmaceuticals Inc.	1,021	10
*	Decibel Therapeutics Inc.	1,002	9
*	Finch Therapeutics Group Inc.	620	9
*	Longboard Pharmaceuticals Inc.	962	9
*	Tempest Therapeutics Inc.	814	9
*	Biolase Inc.	11,167	8
*	Brickell Biotech Inc.	8,068	8
*	AgeX Therapeutics Inc.	4,590	7
*	Aziyo Biologics Inc. Class A	769	7
*	ImmuCell Corp.	596	6
*,2	OncoMed Pharmaceuticals Inc. CVR	46,468	6
*	IMARA Inc.	725	6
*	Checkmate Pharmaceuticals Inc.	931	6
*	Metacrine Inc.	1,478	6
*	Werewolf Therapeutics Inc.	345	6
*	Baudax Bio Inc.	6,059	5
*	Caladrius Biosciences Inc.	3,127	5
*	Lucira Health Inc.	708	5
*	Allena Pharmaceuticals Inc.	2,783	4
*	Cohbar Inc.	2,678	4
*,2	Aduro Biotech Inc. CVR	6,844	4
*,1,2	Oncternal Therapeutics Inc. CVR	2,749	3
*	Opiant Pharmaceuticals Inc.	206	3
*	Lyra Therapeutics Inc.	360	3

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Aerovate Therapeutics Inc.	131	3
*	Geron Corp. Warrants Exp. 12/31/2025	39,917	2
*	CareCloud Inc.	237	2
*	AzurRx BioPharma Inc.	680	1
*,2	Elanco Animal Health Inc. CVR	37,378	1
*	Evoke Pharma Inc.	920	1
*,2	Ocera Therapeutics Inc. CVR	3,700	1
*	Miragen Therapeutics Inc. CVR	36,076	1
*	Sensei Biotherapeutics Inc.	90	1
*	Aileron Therapeutics Inc.	250	—
*,2	Ambit Biosciences Corp. CVR	1,900	—
*,2	Biosante Pharmaceutical Inc. CVR	14,250	—
*	Ekso Bionics Holdings Inc.	67	—
*,2	Lantheus Holdings Inc. CVR	82,198	—
*	RA Medical Systems Inc.	7	—
*,2	F-star Therapeutics Inc. CVR	2,729	—
			4,595,350
Industrials (8.47%)
	Visa Inc. Class A	1,341,360	313,637
*	PayPal Holdings Inc.	931,697	271,571
	Mastercard Inc. Class A	701,319	256,045
	Accenture plc Class A	503,773	148,507
	Honeywell International Inc.	550,477	120,747
	United Parcel Service Inc. Class B	573,362	119,242
	Union Pacific Corp.	526,632	115,822
*	Boeing Co.	464,011	111,158
	Raytheon Technologies Corp.	1,200,939	102,452
	Caterpillar Inc.	434,210	94,497
	General Electric Co.	6,966,934	93,775
	3M Co.	460,075	91,385
	American Express Co.	477,421	78,884
	Deere & Co.	223,469	78,820
*	Square Inc. Class A	311,015	75,825
	Lockheed Martin Corp.	187,100	70,789
	Fidelity National Information Services Inc.	491,417	69,619
	Automatic Data Processing Inc.	336,767	66,889
	CSX Corp.	1,801,056	57,778
	FedEx Corp.	189,390	56,501
	Capital One Financial Corp.	357,400	55,286
	Norfolk Southern Corp.	198,425	52,664
	Sherwin-Williams Co.	189,626	51,664
*	Fiserv Inc.	473,846	50,649
	Illinois Tool Works Inc.	224,147	50,110
	Eaton Corp. plc	315,587	46,764
	Emerson Electric Co.	474,674	45,683
	Global Payments Inc.	234,113	43,906
	Northrop Grumman Corp.	115,000	41,794
	Johnson Controls International plc	567,159	38,924
	General Dynamics Corp.	190,430	35,850
	L3Harris Technologies Inc.	162,953	35,222
	Trane Technologies plc	189,214	34,842
	Carrier Global Corp.	687,877	33,431
	DuPont de Nemours Inc.	422,720	32,723
	IHS Markit Ltd.	284,643	32,068
	PPG Industries Inc.	187,952	31,909
	Parker-Hannifin Corp.	101,910	31,298
	Cummins Inc.	116,071	28,299
	Otis Worldwide Corp.	340,459	27,839
	Paychex Inc.	257,060	27,583
	Cintas Corp.	70,953	27,104
*	TransDigm Group Inc.	41,545	26,892

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Rockwell Automation Inc.	92,081	26,337
	Stanley Black & Decker Inc.	128,475	26,336
*	Mettler-Toledo International Inc.	18,388	25,474
	AMETEK Inc.	183,748	24,530
	PACCAR Inc.	274,576	24,506
	Equifax Inc.	96,688	23,158
*	Keysight Technologies Inc.	146,640	22,643
	Verisk Analytics Inc.	128,747	22,495
*	Zebra Technologies Corp. Class A	42,439	22,471
	Synchrony Financial	455,876	22,119
	Ball Corp.	260,193	21,081
	Old Dominion Freight Line Inc.	82,797	21,014
*	Generac Holdings Inc.	49,969	20,745
	Kansas City Southern	72,232	20,468
	Vulcan Materials Co.	106,010	18,453
*	United Rentals Inc.	57,800	18,439
	Fortive Corp.	256,482	17,887
	Martin Marietta Materials Inc.	49,745	17,501
	Dover Corp.	113,925	17,157
	Xylem Inc.	142,788	17,129
	Expeditors International of Washington Inc.	134,743	17,058
*	FleetCor Technologies Inc.	65,941	16,885
*	Waters Corp.	48,778	16,858
	TransUnion	151,711	16,659
*	Trimble Inc.	199,615	16,334
*	Teledyne Technologies Inc.	36,982	15,489
	WW Grainger Inc.	34,730	15,212
*	Ingersoll Rand Inc.	299,614	14,624
	Jacobs Engineering Group Inc.	103,752	13,843
	IDEX Corp.	60,390	13,289
	Textron Inc.	178,282	12,260
	Masco Corp.	202,600	11,935
	Westinghouse Air Brake Technologies Corp.	141,782	11,669
*	Bill.com Holdings Inc.	62,755	11,495
	Cognex Corp.	133,720	11,239
	Westrock Co.	210,290	11,192
	JB Hunt Transport Services Inc.	67,690	11,030
	Fortune Brands Home & Security Inc.	110,427	11,000
	Crown Holdings Inc.	107,459	10,983
*	Fair Isaac Corp.	21,730	10,923
*	XPO Logistics Inc.	76,971	10,767
*	Howmet Aerospace Inc.	310,060	10,688
	Packaging Corp. of America	74,916	10,145
	Graco Inc.	132,529	10,032
	Allegion plc	71,677	9,985
	Quanta Services Inc.	109,967	9,960
	CH Robinson Worldwide Inc.	106,083	9,937
	Jack Henry & Associates Inc.	59,310	9,698
	Snap-on Inc.	42,765	9,555
	Lennox International Inc.	27,137	9,520
	Toro Co.	84,900	9,329
*	Trex Co. Inc.	90,584	9,259
	Nordson Corp.	41,712	9,156
	Booz Allen Hamilton Holding Corp. Class A	107,305	9,140
	RPM International Inc.	101,954	9,041
*	Axon Enterprise Inc.	50,656	8,956
	HEICO Corp. Class A	71,273	8,851
	Pentair plc	130,929	8,836
*	Mohawk Industries Inc.	44,340	8,522
	Hubbell Inc. Class B	43,012	8,036
	Carlisle Cos. Inc.	41,358	7,915

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Owens Corning	80,206	7,852
	MKS Instruments Inc.	43,738	7,783
	A O Smith Corp.	106,581	7,680
*	Middleby Corp.	44,175	7,654
	Robert Half International Inc.	85,693	7,624
	Western Union Co.	329,045	7,558
	Watsco Inc.	26,211	7,513
*	AECOM	116,510	7,377
*	Sensata Technologies Holding plc	125,473	7,274
	AptarGroup Inc.	51,461	7,248
	Sealed Air Corp.	120,328	7,129
*	Builders FirstSource Inc.	164,999	7,039
	Oshkosh Corp.	55,189	6,879
*	Berry Global Group Inc.	105,381	6,873
*	WEX Inc.	35,437	6,871
	Genpact Ltd.	148,680	6,755
	Huntington Ingalls Industries Inc.	30,281	6,382
	ITT Inc.	69,584	6,373
	AGCO Corp.	48,340	6,303
	Donaldson Co. Inc.	98,316	6,246
	Brunswick Corp.	62,445	6,221
	Lincoln Electric Holdings Inc.	46,873	6,174
	Woodward Inc.	47,454	5,831
*	Paylocity Holding Corp.	30,518	5,823
*,1	Virgin Galactic Holdings Inc.	124,622	5,733
*	Euronet Worldwide Inc.	40,581	5,493
	Knight-Swift Transportation Holdings Inc. Class A	119,152	5,417
	EMCOR Group Inc.	43,593	5,370
	Tetra Tech Inc.	43,525	5,312
	Sonoco Products Co.	78,493	5,251
*	Coherent Inc.	19,813	5,237
	Acuity Brands Inc.	27,909	5,220
*	TopBuild Corp.	26,265	5,195
*	Axalta Coating Systems Ltd.	166,750	5,084
	MDU Resources Group Inc.	159,676	5,004
	ManpowerGroup Inc.	41,715	4,960
	Littelfuse Inc.	19,448	4,955
	Advanced Drainage Systems Inc.	42,485	4,952
*	WillScot Mobile Mini Holdings Corp.	177,524	4,948
	Landstar System Inc.	30,914	4,885
	Louisiana-Pacific Corp.	79,675	4,804
*	MasTec Inc.	44,542	4,726
	MSA Safety Inc.	28,275	4,682
	Eagle Materials Inc.	32,221	4,579
	Rexnord Corp.	91,183	4,563
	BWX Technologies Inc.	76,886	4,469
	Maximus Inc.	49,778	4,379
	Regal Beloit Corp.	32,490	4,338
	KBR Inc.	112,946	4,309
	Vontier Corp.	131,924	4,298
*	Chart Industries Inc.	29,337	4,293
*	Saia Inc.	20,467	4,288
*	Colfax Corp.	91,651	4,199
	nVent Electric plc	133,260	4,163
	Armstrong World Industries Inc.	38,750	4,156
	Valmont Industries Inc.	17,069	4,029
*	WESCO International Inc.	39,133	4,024
	Spirit AeroSystems Holdings Inc. Class A	85,093	4,016
	Alliance Data Systems Corp.	38,085	3,968
	Flowserve Corp.	97,252	3,921
	Graphic Packaging Holding Co.	216,174	3,921

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Curtiss-Wright Corp.	32,607	3,872
*	ASGN Inc.	39,781	3,856
	Simpson Manufacturing Co. Inc.	34,791	3,842
	Exponent Inc.	41,973	3,744
*	AZEK Co. Inc. Class A	86,671	3,680
*	FTI Consulting Inc.	26,791	3,660
	Crane Co.	39,614	3,659
*	Itron Inc.	36,164	3,616
	John Bean Technologies Corp.	25,319	3,611
*	AMN Healthcare Services Inc.	37,118	3,600
	Air Lease Corp. Class A	86,032	3,591
*	Resideo Technologies Inc.	116,412	3,492
	Allison Transmission Holdings Inc.	84,526	3,359
	EnerSys	34,008	3,324
	Altra Industrial Motion Corp.	50,393	3,277
	HEICO Corp.	23,459	3,271
*	ACI Worldwide Inc.	87,710	3,258
*	Summit Materials Inc. Class A	92,508	3,224
	Watts Water Technologies Inc. Class A	21,803	3,181
	MSC Industrial Direct Co. Inc. Class A	34,707	3,114
	Ryder System Inc.	41,279	3,068
*	Mercury Systems Inc.	45,971	3,047
	Korn Ferry	41,988	3,046
*	Shift4 Payments Inc. Class A	32,480	3,044
	Brink's Co.	39,245	3,016
*	Kirby Corp.	47,914	2,905
	Applied Industrial Technologies Inc.	31,488	2,867
	UniFirst Corp.	12,218	2,867
*	ExlService Holdings Inc.	26,724	2,840
	Triton International Ltd.	53,756	2,814
	Aerojet Rocketdyne Holdings Inc.	57,927	2,797
*	Affirm Holdings Inc. Class A	41,210	2,775
*	Bloom Energy Corp. Class A	102,629	2,758
*	Kratos Defense & Security Solutions Inc.	96,224	2,741
*	Atkore Inc.	38,492	2,733
	Silgan Holdings Inc.	64,739	2,687
	Insperity Inc.	29,132	2,633
	HB Fuller Co.	40,865	2,599
	Franklin Electric Co. Inc.	32,145	2,592
	EVERTEC Inc.	59,287	2,588
	GATX Corp.	29,145	2,578
*,1	Nikola Corp.	142,300	2,570
	Hillenbrand Inc.	56,149	2,475
	Terex Corp.	51,642	2,459
	Kennametal Inc.	67,081	2,410
*	Welbilt Inc.	103,584	2,398
	ABM Industries Inc.	53,734	2,383
	SPX FLOW Inc.	36,118	2,356
*	Herc Holdings Inc.	21,004	2,354
*	TriNet Group Inc.	32,003	2,320
*	Beacon Roofing Supply Inc.	43,447	2,314
	Badger Meter Inc.	23,530	2,309
*,4	API Group Corp.	109,824	2,294
*	Marathon Digital Holdings Inc.	73,100	2,293
	Macquarie Infrastructure Corp.	59,310	2,270
	Installed Building Products Inc.	18,205	2,228
	Maxar Technologies Inc.	55,378	2,211
	AAON Inc.	35,020	2,192
	Comfort Systems USA Inc.	27,730	2,185
*	Masonite International Corp.	19,508	2,181
	Albany International Corp. Class A	24,397	2,178

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	SPX Corp.	35,607	2,175
	Matson Inc.	33,659	2,154
*	CryoPort Inc.	33,788	2,132
	Werner Enterprises Inc.	47,783	2,127
*	Allegheny Technologies Inc.	101,487	2,116
*	O-I Glass Inc.	127,502	2,082
*	Fluor Corp.	115,942	2,052
	Brady Corp. Class A	36,359	2,038
*	Proto Labs Inc.	21,863	2,007
	Barnes Group Inc.	38,984	1,998
	Moog Inc. Class A	23,750	1,996
*	Green Dot Corp. Class A	42,199	1,977
	Trinity Industries Inc.	73,508	1,977
	Forward Air Corp.	21,914	1,967
	Mueller Water Products Inc. Class A	136,309	1,966
*	Gibraltar Industries Inc.	25,334	1,933
	Helios Technologies Inc.	24,221	1,890
	Federal Signal Corp.	46,796	1,883
	Belden Inc.	36,682	1,855
*	AeroVironment Inc.	18,273	1,830
	ManTech International Corp. Class A	21,151	1,830
*	Hub Group Inc. Class A	27,417	1,809
*	Vicor Corp.	16,932	1,790
	ESCO Technologies Inc.	19,033	1,785
*	Dycom Industries Inc.	23,804	1,774
*	JELD-WEN Holding Inc.	67,379	1,769
	Otter Tail Corp.	35,769	1,746
*	Navistar International Corp.	38,424	1,710
*	Sykes Enterprises Inc.	31,212	1,676
	EnPro Industries Inc.	17,205	1,671
*	GMS Inc.	34,624	1,667
	Kadant Inc.	9,398	1,655
	McGrath RentCorp	19,879	1,622
*	Verra Mobility Corp. Class A	104,577	1,607
	TTEC Holdings Inc.	15,547	1,603
*	TuSimple Holdings Inc. Class A	22,186	1,581
	Granite Construction Inc.	37,297	1,549
	Raven Industries Inc.	26,694	1,544
*	Atlas Air Worldwide Holdings Inc.	22,608	1,540
	Greif Inc. Class A	25,426	1,540
	Deluxe Corp.	32,129	1,535
*,1	PureCycle Technologies Inc.	63,928	1,512
*,1	Workhorse Group Inc.	89,333	1,482
*	Ferro Corp.	68,206	1,471
	Alamo Group Inc.	9,579	1,462
	Lindsay Corp.	8,794	1,453
	CSW Industrials Inc.	12,202	1,445
*	OSI Systems Inc.	14,171	1,440
*	CBIZ Inc.	43,020	1,410
*	Meritor Inc.	60,024	1,406
*	Repay Holdings Corp. Class A	57,838	1,390
	ADT Inc.	127,467	1,375
	Enerpac Tool Group Corp. Class A	50,940	1,356
	ICF International Inc.	15,290	1,343
*	Cimpress plc	12,144	1,317
	Patrick Industries Inc.	17,336	1,266
*	BTRS Holdings Inc.	98,010	1,237
*,1	Desktop Metal Inc. Class A	106,300	1,222
	Tennant Co.	15,277	1,220
*	MYR Group Inc.	13,343	1,213
	Primoris Services Corp.	41,117	1,210

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Danimer Scientific Inc.	47,400	1,187
	Kaman Corp.	23,276	1,173
*	PGT Innovations Inc.	49,708	1,155
*	American Woodmark Corp.	14,041	1,147
	Encore Wire Corp.	15,065	1,142
	Mesa Laboratories Inc.	4,118	1,117
*	TriMas Corp.	36,833	1,117
*	FARO Technologies Inc.	14,129	1,099
*	Air Transport Services Group Inc.	46,816	1,088
	Griffon Corp.	42,387	1,086
	Shyft Group Inc.	28,838	1,079
*	Marqeta Inc. Class A	38,293	1,075
	ArcBest Corp.	18,411	1,071
	Astec Industries Inc.	16,978	1,069
*	Evo Payments Inc. Class A	38,485	1,068
*	Conduent Inc.	140,416	1,053
*	Triumph Group Inc.	49,800	1,033
*	ZipRecruiter Inc. Class A	41,322	1,032
*	US Concrete Inc.	13,840	1,021
	Columbus McKinnon Corp.	21,022	1,014
	Greenbrier Cos. Inc.	23,192	1,011
	AZZ Inc.	19,359	1,002
*	AAR Corp.	25,566	991
*	NV5 Global Inc.	10,289	972
*	Hayward Holdings Inc.	37,293	970
*	Energy Recovery Inc.	41,500	945
*	Montrose Environmental Group Inc.	16,820	903
*,1	Hyliion Holdings Corp.	76,566	892
	Kforce Inc.	14,009	882
*,1	Velodyne Lidar Inc.	82,923	882
*	Huron Consulting Group Inc.	17,876	879
	Standex International Corp.	9,089	863
	Schneider National Inc. Class B	39,552	861
*	Ranpak Holdings Corp. Class A	34,100	854
*	Construction Partners Inc. Class A	27,142	852
	H&E Equipment Services Inc.	25,264	841
*	Cornerstone Building Brands Inc.	45,453	826
*	Donnelley Financial Solutions Inc.	23,600	779
	Quanex Building Products Corp.	31,234	776
*	Veritiv Corp.	12,500	768
*	Manitowoc Co. Inc.	31,178	764
	Apogee Enterprises Inc.	18,339	747
*	Advantage Solutions Inc.	68,200	736
	Heartland Express Inc.	41,821	716
*	TrueBlue Inc.	25,332	712
	CAI International Inc.	12,639	708
	Marten Transport Ltd.	42,381	699
*	Lydall Inc.	11,506	696
	Heidrick & Struggles International Inc.	15,472	689
*,1	View Inc.	81,047	687
*	Modine Manufacturing Co.	39,900	662
*	Aspen Aerogels Inc.	22,066	660
	Gorman-Rupp Co.	18,581	640
*	Great Lakes Dredge & Dock Corp.	43,592	637
*	Paya Holdings Inc. Class A	56,700	625
	Myers Industries Inc.	29,048	610
	Chase Corp.	5,851	600
*	Kelly Services Inc. Class A	24,290	582
*	Forterra Inc.	24,652	580
*	Cantaloupe Inc.	47,000	557
*	Gates Industrial Corp. plc	30,655	554

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Echo Global Logistics Inc.	17,977	553
	CRA International Inc.	6,430	550
*	CIRCOR International Inc.	16,867	550
*	Sterling Construction Co. Inc.	22,643	546
	Wabash National Corp.	33,665	539
*	Titan Machinery Inc.	17,060	528
*	DXP Enterprises Inc.	15,764	525
	Insteel Industries Inc.	16,294	524
	Hyster-Yale Materials Handling Inc.	7,125	520
	National Presto Industries Inc.	5,050	513
*	Cross Country Healthcare Inc.	30,721	507
*,1	Eos Energy Enterprises Inc.	28,200	506
*	Blade Air Mobility Inc.	48,000	504
*	BrightView Holdings Inc.	30,953	499
	Ennis Inc.	22,944	494
*	SP Plus Corp.	15,915	487
*	Ducommun Inc.	8,885	485
	International Seaways Inc.	24,695	474
*	Vectrus Inc.	9,894	471
	Argan Inc.	9,742	466
	Douglas Dynamics Inc.	11,440	465
*	Vivint Smart Home Inc.	33,997	449
	Miller Industries Inc.	11,281	445
*	Willdan Group Inc.	11,769	443
	Barrett Business Services Inc.	6,077	441
*	Forrester Research Inc.	9,338	428
*	Tutor Perini Corp.	30,540	423
*	PAE Inc.	46,600	415
*	Babcock & Wilcox Enterprises Inc.	52,446	413
	Allied Motion Technologies Inc.	11,944	412
	REV Group Inc.	25,884	406
*	Napco Security Technologies Inc.	11,097	404
*	Titan International Inc.	47,500	403
	Resources Connection Inc.	27,891	400
	Pactiv Evergreen Inc.	25,797	389
*	Thermon Group Holdings Inc.	22,609	385
	Cass Information Systems Inc.	9,079	370
*	Eagle Bulk Shipping Inc.	7,784	368
	Kronos Worldwide Inc.	25,377	363
*	First Advantage Corp.	18,053	359
*	International Money Express Inc.	23,900	355
	VSE Corp.	7,076	350
*	RR Donnelley & Sons Co.	55,500	349
*	Astronics Corp.	19,792	347
*	GreenSky Inc. Class A	61,300	340
*	Vishay Precision Group Inc.	9,889	337
*	TaskUS Inc. Class A	9,831	337
*	Latch Inc.	26,466	325
*	IES Holdings Inc.	5,998	308
*	ShotSpotter Inc.	6,113	298
*	Custom Truck One Source Inc.	30,875	294
*,1	Lightning eMotors Inc.	35,019	291
*	BlueLinx Holdings Inc.	5,692	286
*	Commercial Vehicle Group Inc.	26,700	284
	Park Aerospace Corp.	19,093	284
*	Paymentus Holdings Inc. Class A	7,993	284
*	Flywire Corp.	7,641	281
*	ExOne Co.	12,787	277
*	Blue Bird Corp.	11,011	274
*	Transcat Inc.	4,840	273
*	Franklin Covey Co.	8,348	270

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Acacia Research Corp.	38,613	261
	LSI Industries Inc.	32,279	259
*	Yellow Corp.	39,500	257
*,1	Byrna Technologies Inc.	10,800	245
*	Luna Innovations Inc.	22,193	240
*	Rekor Systems Inc.	23,522	239
*	Radiant Logistics Inc.	33,408	231
*	Atlas Technical Consultants Inc. Class A	23,600	228
	Park-Ohio Holdings Corp.	7,030	226
*	Diamond S Shipping Inc.	22,700	226
*	Agrify Corp.	19,005	226
	Powell Industries Inc.	7,254	224
*	Orion Group Holdings Inc.	38,600	222
*	Overseas Shipholding Group Inc. Class A	103,800	217
*	Performant Financial Corp.	54,600	205
*	DHI Group Inc.	60,119	203
*	Iteris Inc.	30,071	200
*	Energous Corp.	69,135	198
*	US Xpress Enterprises Inc. Class A	22,566	194
*	CECO Environmental Corp.	26,869	192
*,1	AgEagle Aerial Systems Inc.	36,500	192
*	GP Strategies Corp.	11,933	188
*	Horizon Global Corp.	22,200	188
*,1	MICT Inc.	80,454	188
*	Ault Global Holdings Inc.	66,700	188
*	Mistras Group Inc.	18,400	181
*	Infrastructure & Energy Alternatives Inc.	14,000	180
*	I3 Verticals Inc. Class A	5,954	180
*	Atlanticus Holdings Corp.	4,500	179
	United States Lime & Minerals Inc.	1,281	178
*	IZEA Worldwide Inc.	69,691	178
	Hurco Cos. Inc.	5,051	177
	Information Services Group Inc.	29,685	174
*,1	Wrap Technologies Inc.	21,600	170
*	Concrete Pumping Holdings Inc.	19,696	167
*	Daseke Inc.	25,698	167
*	Team Inc.	24,450	164
*	HC2 Holdings Inc.	41,047	163
*	GreenBox POS	13,200	157
*	Lawson Products Inc.	2,806	150
*	Hudson Technologies Inc.	38,729	132
	Universal Logistics Holdings Inc.	5,573	130
*	Select Interior Concepts Inc. Class A	13,592	128
*	L B Foster Co. Class A	6,452	120
*	Armstrong Flooring Inc.	18,628	115
*	Core Molding Technologies Inc.	7,270	112
*	EVI Industries Inc.	3,846	109
*	Manitex International Inc.	14,516	106
*	USA Truck Inc.	6,111	98
*	PAM Transportation Services Inc.	1,626	86
	Graham Corp.	6,141	84
*	Paysign Inc.	25,347	81
*	Orion Energy Systems Inc.	13,570	78
*	LightPath Technologies Inc. Class A	30,132	77
*	Document Security Systems Inc.	38,500	69
*,1	Alpha Pro Tech Ltd.	7,935	68
*	Twin Disc Inc.	4,630	66
*	Gencor Industries Inc.	5,230	64
	Preformed Line Products Co.	865	64
*	Covenant Logistics Group Inc. Class A	3,030	63
*	Limbach Holdings Inc.	6,506	60

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Broadwind Inc.	12,171	55
*	Ultralife Corp.	6,533	55
*	Willis Lease Finance Corp.	1,168	50
*	Polar Power Inc.	5,100	48
*	Mayville Engineering Co. Inc.	1,894	38
*	Legalzoom.com Inc.	970	37
*	Usio Inc.	5,651	36
*	RF Industries Ltd.	3,910	29
*	ALJ Regional Holdings Inc.	15,022	27
*	ClearSign Technologies Corp.	5,732	27
*	ENGlobal Corp.	8,787	27
*	PFSweb Inc.	3,353	25
*	Frequency Electronics Inc.	2,246	22
*	Odyssey Marine Exploration Inc.	3,525	22
*,1	Air Industries Group	16,125	21
*	Applied DNA Sciences Inc.	2,700	18
*	Coda Octopus Group Inc.	2,088	18
*	Huttig Building Products Inc.	3,194	18
*	Karat Packaging Inc.	844	17
*	Lightbridge Corp.	2,095	15
*	Volt Information Sciences Inc.	3,158	14
*	Air T Inc.	532	13
*	ServiceSource International Inc.	9,500	13
*	Ballantyne Strong Inc.	2,465	12
*	StarTek Inc.	1,506	11
*	Wireless Telecom Group Inc.	2,760	11
	Innovative Solutions & Support Inc.	784	5
*	Air T Funding Warrants Exp. 08/30/2021	1,476	—
*	CPI Aerostructures Inc.	114	—
*	Digital Ally Inc.	144	—
*	Sypris Solutions Inc.	92	—
*,2	Patriot National Inc.	7,513	—
			4,880,190
Other (0.06%)[5]
[6]	Vanguard Total Bond Market ETF	375,384	32,241
*,2	Proteostasis Therapeutics Inc. CVR	58,455	6
*,2	Contra A/S CVR	26,018	3
*,2	First Eagle Private Credit LLC CVR	22,870	2
*,2	Contra Costa County Board of Education CVR	30	—
			32,252
Real Estate (2.12%)
	American Tower Corp.	359,098	97,007
	Prologis Inc.	587,123	70,179
	Crown Castle International Corp.	343,323	66,982
	Equinix Inc.	71,170	57,121
	Public Storage	118,418	35,607
	Simon Property Group Inc.	261,012	34,057
	Digital Realty Trust Inc.	224,391	33,762
	SBA Communications Corp.	86,875	27,687
	Welltower Inc.	332,591	27,638
*	CoStar Group Inc.	313,820	25,991
	AvalonBay Communities Inc.	111,273	23,222
*	CBRE Group Inc. Class A	254,522	21,820
	Equity Residential	282,632	21,763
	Alexandria Real Estate Equities Inc.	115,562	21,025
	Weyerhaeuser Co.	597,564	20,568
	Realty Income Corp.	298,612	19,929
	Extra Space Storage Inc.	105,123	17,221
	Ventas Inc.	299,370	17,094
	Invitation Homes Inc.	447,566	16,690

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Essex Property Trust Inc.	51,856	15,557
	Mid-America Apartment Communities Inc.	91,059	15,336
	Sun Communities Inc.	88,649	15,194
	Healthpeak Properties Inc.	427,075	14,217
	Duke Realty Corp.	295,069	13,972
	VICI Properties Inc.	430,042	13,340
	Boston Properties Inc.	112,196	12,857
*	Zillow Group Inc. Class C	101,517	12,407
	UDR Inc.	236,103	11,564
	Camden Property Trust	78,343	10,394
	WP Carey Inc.	138,300	10,320
	Iron Mountain Inc.	232,036	9,820
	Equity LifeStyle Properties Inc.	130,337	9,685
*	Host Hotels & Resorts Inc.	561,710	9,600
	Medical Properties Trust Inc.	456,471	9,175
	Regency Centers Corp.	135,464	8,679
	VEREIT Inc.	180,014	8,268
	American Homes 4 Rent Class A	210,582	8,181
	Gaming & Leisure Properties Inc.	174,687	8,093
*	Jones Lang LaSalle Inc.	41,089	8,031
	Americold Realty Trust	201,623	7,631
*	Zillow Group Inc. Class A	60,785	7,448
	CubeSmart	159,397	7,383
	Federal Realty Investment Trust	62,546	7,329
	Lamar Advertising Co. Class A	69,297	7,236
	CyrusOne Inc.	95,434	6,825
	Vornado Realty Trust	145,898	6,809
	Kimco Realty Corp.	324,979	6,776
	Omega Healthcare Investors Inc.	185,513	6,732
	National Retail Properties Inc.	140,798	6,601
	STORE Capital Corp.	188,500	6,505
	Kilroy Realty Corp.	93,133	6,486
	Rexford Industrial Realty Inc.	110,799	6,310
	Life Storage Inc.	58,722	6,304
	Apartment Income REIT Corp.	118,943	5,641
	Brixmor Property Group Inc.	240,800	5,512
	First Industrial Realty Trust Inc.	100,106	5,229
	EastGroup Properties Inc.	31,467	5,175
	American Campus Communities Inc.	110,678	5,171
*	Redfin Corp.	79,998	5,073
	STAG Industrial Inc.	125,562	4,700
	CoreSite Realty Corp.	34,140	4,595
	Healthcare Trust of America Inc. Class A	171,788	4,587
	Douglas Emmett Inc.	133,507	4,489
	SL Green Realty Corp.	54,743	4,379
	Cousins Properties Inc.	117,472	4,321
	Spirit Realty Capital Inc.	89,721	4,292
	QTS Realty Trust Inc. Class A	51,538	3,984
	Rayonier Inc.	109,101	3,920
	Agree Realty Corp.	54,510	3,842
	Highwoods Properties Inc.	83,910	3,790
*	Park Hotels & Resorts Inc.	181,185	3,734
	Terreno Realty Corp.	56,577	3,650
	Innovative Industrial Properties Inc.	18,745	3,581
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	62,447	3,506
	Hudson Pacific Properties Inc.	123,118	3,425
	Healthcare Realty Trust Inc.	110,361	3,333
*	Ryman Hospitality Properties Inc.	41,025	3,239
*	EPR Properties	61,133	3,221
*	Howard Hughes Corp.	32,476	3,165
*	DigitalBridge Group Inc.	400,630	3,165

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	JBG SMITH Properties	100,265	3,159
	Weingarten Realty Investors	98,434	3,157
	Physicians Realty Trust	166,300	3,072
	Sabra Health Care REIT Inc.	166,337	3,027
	Broadstone Net Lease Inc. Class A	123,557	2,892
	Macerich Co.	157,127	2,868
	PotlatchDeltic Corp.	51,682	2,747
	Lexington Realty Trust	228,752	2,734
*	Outfront Media Inc.	113,461	2,726
	Corporate Office Properties Trust	92,448	2,588
	Apple Hospitality REIT Inc.	168,683	2,574
	Essential Properties Realty Trust Inc.	93,280	2,522
	Equity Commonwealth	93,391	2,447
	PS Business Parks Inc.	16,320	2,417
	Pebblebrook Hotel Trust	102,600	2,416
	National Storage Affiliates Trust	47,403	2,397
	National Health Investors Inc.	33,528	2,248
*	Sunstone Hotel Investors Inc.	177,804	2,208
	SITE Centers Corp.	135,915	2,047
	Uniti Group Inc.	192,835	2,042
*	eXp World Holdings Inc.	52,290	2,027
	Retail Properties of America Inc. Class A	176,531	2,021
	RLJ Lodging Trust	131,556	2,004
	Kennedy-Wilson Holdings Inc.	100,111	1,989
	Piedmont Office Realty Trust Inc. Class A	100,960	1,865
	CareTrust REIT Inc.	79,600	1,849
	Brandywine Realty Trust	133,714	1,833
*	Xenia Hotels & Resorts Inc.	96,530	1,808
	Four Corners Property Trust Inc.	63,265	1,747
*	Cushman & Wakefield plc	98,099	1,714
	Urban Edge Properties	87,419	1,670
	Empire State Realty Trust Inc. Class A	138,200	1,658
	Service Properties Trust	126,331	1,592
*	Realogy Holdings Corp.	87,100	1,587
	Retail Opportunity Investments Corp.	85,930	1,518
*	DiamondRock Hospitality Co.	156,295	1,516
	Columbia Property Trust Inc.	86,686	1,507
	Industrial Logistics Properties Trust	57,267	1,497
	Washington REIT	63,767	1,467
	Acadia Realty Trust	66,507	1,461
	Paramount Group Inc.	143,145	1,442
	Monmouth Real Estate Investment Corp.	75,726	1,418
	Kite Realty Group Trust	64,345	1,416
	Independence Realty Trust Inc.	77,465	1,412
	Newmark Group Inc. Class A	117,490	1,411
	Tanger Factory Outlet Centers Inc.	72,392	1,365
	Easterly Government Properties Inc.	63,662	1,342
	Global Net Lease Inc.	70,884	1,311
	American Assets Trust Inc.	34,997	1,305
	LTC Properties Inc.	31,068	1,193
	Office Properties Income Trust	40,326	1,182
	St. Joe Co.	25,476	1,137
	Safehold Inc.	13,795	1,083
*	CoreCivic Inc.	97,038	1,016
	Getty Realty Corp.	32,126	1,001
	Mack-Cali Realty Corp.	57,742	990
	Alexander & Baldwin Inc.	53,230	975
	RPT Realty	70,559	916
	American Finance Trust Inc. Class A	99,800	846
	NexPoint Residential Trust Inc.	15,303	841
	Centerspace	10,641	840

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Apartment Investment & Management Co. Class A	122,354	821
	Community Healthcare Trust Inc.	16,547	785
	Diversified Healthcare Trust	181,625	759
*	Marcus & Millichap Inc.	18,757	729
*	Summit Hotel Properties Inc.	77,848	726
	GEO Group Inc.	99,055	705
	Armada Hoffler Properties Inc.	52,430	697
	Global Medical REIT Inc.	46,224	682
*	Rafael Holdings Inc. Class B	12,968	662
	UMH Properties Inc.	30,027	655
	Gladstone Commercial Corp.	28,553	644
	NETSTREIT Corp.	27,548	635
	Saul Centers Inc.	13,262	603
	Universal Health Realty Income Trust	9,107	561
	Ares Commercial Real Estate Corp.	35,500	522
	RE/MAX Holdings Inc. Class A	15,637	521
	Franklin Street Properties Corp.	98,415	518
*,1	Ashford Hospitality Trust Inc.	111,563	509
*	Chatham Lodging Trust	38,700	498
*	CorePoint Lodging Inc.	46,100	493
	CatchMark Timber Trust Inc. Class A	41,677	488
	Brookfield Property REIT Inc. Class A	25,187	476
*	Seritage Growth Properties Class A	25,654	472
	Urstadt Biddle Properties Inc. Class A	23,329	452
*	Hersha Hospitality Trust Class A	40,700	438
	New Senior Investment Group Inc.	48,301	424
	Alexander's Inc.	1,565	419
	RMR Group Inc. Class A	10,425	403
	Gladstone Land Corp.	15,740	379
	Preferred Apartment Communities Inc. Class A	38,542	376
	One Liberty Properties Inc.	13,037	370
	Plymouth Industrial REIT Inc.	18,051	361
	Retail Value Inc.	16,100	350
*	Tejon Ranch Co.	22,743	346
*	Forestar Group Inc.	14,329	300
*	Vidler Water Resouces Inc.	22,524	300
	City Office REIT Inc.	23,669	294
	Whitestone REIT	35,347	292
*	FRP Holdings Inc.	5,128	286
	CTO Realty Growth Inc.	5,259	281
	Farmland Partners Inc.	21,975	265
*	Braemar Hotels & Resorts Inc.	41,700	259
	Cedar Realty Trust Inc.	13,200	222
	Bluerock Residential Growth REIT Inc. Class A	20,718	211
	New York City REIT Inc. Class A	14,800	194
*	Fathom Holdings Inc.	5,900	193
*	Pennsylvania REIT	71,400	178
	Postal Realty Trust Inc. Class A	9,203	168
	Indus Realty Trust Inc.	2,416	159
	Alpine Income Property Trust Inc.	7,700	146
	Clipper Realty Inc.	14,042	103
*	Stratus Properties Inc.	3,856	95
	CorEnergy Infrastructure Trust Inc.	11,831	78
	BRT Apartments Corp.	4,134	72
	Global Self Storage Inc.	10,820	56
	Urstadt Biddle Properties Inc.	2,208	35
*	Sotherly Hotels Inc.	10,121	30
*	Altisource Portfolio Solutions SA	2,562	23
*	Harbor Custom Development Inc.	6,890	22
*	Maui Land & Pineapple Co. Inc.	1,478	16
*	Compass Inc. Class A	1,003	13

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,2	Spirit MTA REIT	44,200	12
*	Condor Hospitality Trust Inc.	51	—
*	CIM Commercial Trust Corp. Rights	16,234	—
			1,222,989
Technology (16.54%)
	Apple Inc.	12,573,240	1,722,031
	Microsoft Corp.	5,973,183	1,618,136
*	Facebook Inc. Class A	1,900,328	660,763
*	Alphabet Inc. Class A	239,154	583,964
*	Alphabet Inc. Class C	217,504	545,135
	NVIDIA Corp.	469,373	375,545
*	Adobe Inc.	378,881	221,888
	Intel Corp.	3,202,706	179,800
*	salesforce.com Inc.	694,829	169,726
	Broadcom Inc.	307,570	146,662
	Texas Instruments Inc.	731,515	140,670
	QUALCOMM Inc.	894,186	127,806
	Oracle Corp.	1,372,016	106,798
	International Business Machines Corp.	708,811	103,905
	Applied Materials Inc.	727,644	103,617
	Intuit Inc.	205,859	100,906
*	Advanced Micro Devices Inc.	963,248	90,478
*	ServiceNow Inc.	156,686	86,107
*	Micron Technology Inc.	889,671	75,604
	Lam Research Corp.	113,147	73,625
*	Snap Inc. Class A	905,977	61,733
*	Zoom Video Communications Inc. Class A	159,227	61,626
*	Autodesk Inc.	174,523	50,943
*	Twilio Inc. Class A	128,790	50,764
	Analog Devices Inc.	292,818	50,412
*	Snowflake Inc. Class A	199,679	48,282
*	Twitter Inc.	602,079	41,429
*	DocuSign Inc.	146,447	40,942
*	Crowdstrike Holdings Inc. Class A	157,953	39,695
	KLA Corp.	121,617	39,429
	Roper Technologies Inc.	83,448	39,237
	Marvell Technology Inc.	635,721	37,082
*	Workday Inc. Class A	149,645	35,726
	TE Connectivity Ltd.	261,707	35,385
*	Pinterest Inc. Class A	433,764	34,246
*	Palantir Technologies Inc. Class A	1,288,914	33,976
*	Synopsys Inc.	121,497	33,508
*	Match Group Inc.	203,545	32,822
	Amphenol Corp. Class A	473,786	32,412
	Microchip Technology Inc.	214,699	32,149
*	Cadence Design Systems Inc.	221,110	30,252
	HP Inc.	989,581	29,875
	Cognizant Technology Solutions Corp. Class A	418,465	28,983
	Xilinx Inc.	195,840	28,326
*	Okta Inc. Class A	113,743	27,831
*	Palo Alto Networks Inc.	73,432	27,247
*	Fortinet Inc.	109,926	26,183
	Skyworks Solutions Inc.	130,547	25,032
	Corning Inc.	608,089	24,871
*	ANSYS Inc.	69,075	23,973
	Maxim Integrated Products Inc.	213,082	22,450
*	EPAM Systems Inc.	42,410	21,670
*	Dell Technologies Inc. Class C	207,747	20,706
*	HubSpot Inc.	35,078	20,441
	CDW Corp.	111,063	19,397
*	Cloudflare Inc. Class A	182,855	19,353

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Splunk Inc.	129,471	18,719
*	RingCentral Inc. Class A	64,284	18,680
*	Datadog Inc. Class A	176,436	18,363
	Teradyne Inc.	132,082	17,694
*	Qorvo Inc.	89,191	17,450
*	VeriSign Inc.	76,023	17,310
*	MongoDB Inc. Class A	46,849	16,937
*	Slack Technologies Inc. Class A	377,400	16,719
*	Western Digital Corp.	231,089	16,447
*	Gartner Inc.	64,756	15,684
	Hewlett Packard Enterprise Co.	1,039,130	15,151
*	Akamai Technologies Inc.	129,877	15,144
*	Coupa Software Inc.	57,727	15,131
*	Paycom Software Inc.	40,765	14,817
*	Tyler Technologies Inc.	32,555	14,727
*	DoorDash Inc. Class A	81,889	14,603
	NetApp Inc.	176,664	14,455
	Seagate Technology Holdings plc	164,245	14,442
*	Zendesk Inc.	94,387	13,624
	Entegris Inc.	108,632	13,359
*	Zscaler Inc.	59,736	12,907
	Monolithic Power Systems Inc.	34,369	12,835
*	ON Semiconductor Corp.	334,859	12,818
*	Nuance Communications Inc.	229,006	12,467
	SS&C Technologies Holdings Inc.	172,450	12,427
*	Unity Software Inc.	110,612	12,149
	NortonLifeLock Inc.	437,410	11,906
*	PTC Inc.	83,578	11,806
*	GoDaddy Inc. Class A	133,555	11,614
	Citrix Systems Inc.	98,300	11,528
	Leidos Holdings Inc.	111,468	11,269
*	Avalara Inc.	65,451	10,590
*	Ceridian HCM Holding Inc.	106,722	10,237
*,1	VMware Inc. Class A	62,064	9,928
*	Five9 Inc.	53,673	9,843
*	IAC/InterActiveCorp	63,336	9,765
*	Black Knight Inc.	119,688	9,333
*	Dynatrace Inc.	158,632	9,267
*	Cree Inc.	92,324	9,041
*	F5 Networks Inc.	47,481	8,863
	Bentley Systems Inc. Class B	126,054	8,166
*	Proofpoint Inc.	46,134	8,016
*	DXC Technology Co.	203,274	7,916
	Universal Display Corp.	33,767	7,507
*	Guidewire Software Inc.	66,451	7,490
*	Aspen Technology Inc.	53,608	7,373
*	Dropbox Inc. Class A	241,239	7,312
*	Elastic NV	50,022	7,291
*	Manhattan Associates Inc.	50,106	7,257
*	Smartsheet Inc. Class A	93,716	6,778
*	Arrow Electronics Inc.	58,379	6,645
	Jabil Inc.	106,921	6,214
*	Lattice Semiconductor Corp.	110,348	6,199
*	II-VI Inc.	83,603	6,069
	Vertiv Holdings Co. Class A	221,400	6,044
*	Nutanix Inc. Class A	154,749	5,915
*	IPG Photonics Corp.	27,841	5,868
	Brooks Automation Inc.	59,486	5,668
*	Anaplan Inc.	102,211	5,448
*	Silicon Laboratories Inc.	35,387	5,423
*	Concentrix Corp.	33,142	5,329

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Upwork Inc.	89,743	5,231
*	Vimeo Inc.	104,126	5,102
	Dolby Laboratories Inc. Class A	51,446	5,057
*	Digital Turbine Inc.	64,713	4,920
*	J2 Global Inc.	34,909	4,802
*	CACI International Inc. Class A	18,726	4,777
	CDK Global Inc.	95,861	4,763
*	NCR Corp.	104,273	4,756
*	Varonis Systems Inc. Class B	79,140	4,560
*	Blackline Inc.	40,808	4,541
*,1	Fastly Inc. Class A	75,956	4,527
	Pegasystems Inc.	32,505	4,524
*	Q2 Holdings Inc.	42,552	4,365
*	Change Healthcare Inc.	189,343	4,362
*	Synaptics Inc.	27,837	4,331
*	Appian Corp.	31,088	4,282
*	Teradata Corp.	83,716	4,183
*	Pure Storage Inc. Class A	211,078	4,122
	Science Applications International Corp.	46,984	4,122
*	Alteryx Inc. Class A	47,494	4,085
	National Instruments Corp.	96,305	4,072
*	ZoomInfo Technologies Inc. Class A	77,965	4,067
	SYNNEX Corp.	32,463	3,953
*	Cirrus Logic Inc.	46,060	3,921
*	Everbridge Inc.	28,790	3,918
*	Rapid7 Inc.	41,301	3,908
	Power Integrations Inc.	45,156	3,706
*	3D Systems Corp.	91,666	3,664
*	Vroom Inc.	86,495	3,621
*	Sailpoint Technologies Holdings Inc.	70,681	3,610
*	Semtech Corp.	52,192	3,591
*	Novanta Inc.	26,630	3,589
*	FireEye Inc.	176,573	3,570
	CMC Materials Inc.	23,137	3,488
	Advanced Energy Industries Inc.	30,831	3,475
*	Asana Inc. Class A	53,169	3,298
*	Magnite Inc.	96,985	3,282
*	Workiva Inc. Class A	29,035	3,232
*	Cerence Inc.	29,489	3,147
*	LivePerson Inc.	49,636	3,139
*	Schrodinger Inc.	41,432	3,133
*	Envestnet Inc.	41,283	3,132
	Avnet Inc.	78,105	3,130
*	Alarm.com Holdings Inc.	36,158	3,063
*	MicroStrategy Inc. Class A	4,591	3,051
*	New Relic Inc.	44,666	2,991
*	Ambarella Inc.	27,883	2,973
*	Box Inc. Class A	115,713	2,956
*	Dun & Bradstreet Holdings Inc.	137,332	2,935
*	Rogers Corp.	14,596	2,931
	Xerox Holdings Corp.	124,712	2,930
*	SPS Commerce Inc.	29,067	2,902
*	Blackbaud Inc.	37,739	2,890
*	Insight Enterprises Inc.	28,351	2,835
*	Fabrinet	29,174	2,797
*	Qualys Inc.	27,638	2,783
*	Diodes Inc.	34,039	2,715
*	CommVault Systems Inc.	34,685	2,711
*	nCino Inc.	45,140	2,705
*	Onto Innovation Inc.	36,971	2,700
*	Cornerstone OnDemand Inc.	52,062	2,685

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Duck Creek Technologies Inc.	60,801	2,645
*	Cloudera Inc.	159,480	2,529
*	Bumble Inc. Class A	42,983	2,476
*	LiveRamp Holdings Inc.	52,341	2,452
*	Sprout Social Inc. Class A	27,314	2,442
*	MACOM Technology Solutions Holdings Inc.	37,577	2,408
	Vishay Intertechnology Inc.	106,745	2,407
*	MaxLinear Inc. Class A	56,398	2,396
*	Altair Engineering Inc. Class A	34,353	2,369
*	Bandwidth Inc. Class A	16,936	2,336
*	Tenable Holdings Inc.	56,267	2,327
*	Yelp Inc. Class A	57,290	2,289
*	FormFactor Inc.	62,092	2,264
*	Rambus Inc.	94,189	2,233
*	Covetrus Inc.	81,869	2,210
*	Medallia Inc.	65,235	2,202
*	Plexus Corp.	23,897	2,184
*	PagerDuty Inc.	50,717	2,160
*	Verint Systems Inc.	47,440	2,138
*	Calix Inc.	44,325	2,105
*,1	MicroVision Inc.	125,498	2,102
*	Perficient Inc.	25,596	2,058
*	Momentive Global Inc.	96,774	2,039
*	Allscripts Healthcare Solutions Inc.	108,364	2,006
*	Sanmina Corp.	50,034	1,949
*	AppLovin Corp. Class A	25,557	1,921
	Xperi Holding Corp.	83,942	1,867
*	BigCommerce Holdings Inc.	28,720	1,865
	Shutterstock Inc.	18,476	1,814
*	Ultra Clean Holdings Inc.	33,444	1,797
*	Cargurus Inc. Class A	67,976	1,783
*	Appfolio Inc. Class A	12,485	1,763
*	Domo Inc. Class B	21,491	1,737
*,1	JFrog Ltd.	37,700	1,716
*,1	Skillz Inc. Class A	78,805	1,712
	Switch Inc. Class A	80,373	1,697
*	NetScout Systems Inc.	57,830	1,650
	Progress Software Corp.	35,509	1,642
*	Avaya Holdings Corp.	60,729	1,634
*	Zuora Inc. Class A	86,545	1,493
	Methode Electronics Inc.	30,210	1,487
*	PROS Holdings Inc.	32,175	1,466
*	TechTarget Inc.	18,851	1,461
*	C3.ai Inc. Class A	23,256	1,454
*	Sumo Logic Inc.	68,945	1,424
*	Jamf Holding Corp.	42,355	1,422
*	PAR Technology Corp.	20,186	1,412
*	Cohu Inc.	36,517	1,343
	McAfee Corp. Class A	46,822	1,312
*	Super Micro Computer Inc.	36,500	1,284
*	Allegro MicroSystems Inc.	45,972	1,273
*	Ichor Holdings Ltd.	23,453	1,262
*	Bottomline Technologies DE Inc.	33,297	1,235
*	Unisys Corp.	48,242	1,221
*	Porch Group Inc.	60,900	1,178
	CSG Systems International Inc.	24,796	1,170
*	E2open Parent Holdings Inc.	102,389	1,169
*	nLight Inc.	32,121	1,165
*	Eventbrite Inc. Class A	60,790	1,155
	Amkor Technology Inc.	48,768	1,154
*	SiTime Corp.	9,100	1,152

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Pitney Bowes Inc.	128,500	1,127
*	Yext Inc.	77,669	1,110
*	SolarWinds Corp.	64,362	1,087
*	Axcelis Technologies Inc.	26,006	1,051
*,1	Squarespace Inc. Class A	17,500	1,040
	CTS Corp.	27,307	1,015
*	Avid Technology Inc.	25,562	1,001
*,1	Ouster Inc.	79,770	996
*	Aeva Technologies Inc.	90,600	958
*	TTM Technologies Inc.	66,115	945
*	ACM Research Inc. Class A	9,080	928
*	CEVA Inc.	19,501	922
*	Model N Inc.	26,774	918
*	Telos Corp.	26,879	914
*	Ping Identity Holding Corp.	39,342	901
*	Agilysys Inc.	15,831	900
*	Veeco Instruments Inc.	37,309	897
*	Upland Software Inc.	21,208	873
*	ePlus Inc.	10,000	867
*	Qualtrics International Inc. Class A	22,661	867
*	Parsons Corp.	21,903	862
*	Groupon Inc. Class A	19,200	829
*	Olo Inc. Class A	22,010	823
*	Confluent Inc. Class A	16,881	802
*	MediaAlpha Inc. Class A	18,440	776
	QAD Inc. Class A	8,879	773
*	Diebold Nixdorf Inc.	59,335	762
*	OneSpan Inc.	29,119	744
	Ebix Inc.	21,336	723
	Benchmark Electronics Inc.	25,359	722
*	DigitalOcean Holdings Inc.	12,822	713
*	Impinj Inc.	13,362	689
	Simulations Plus Inc.	12,535	688
*	Rackspace Technology Inc.	34,998	686
*	A10 Networks Inc.	55,454	624
*	Tucows Inc. Class A	7,729	621
*	Mitek Systems Inc.	31,555	608
	American Software Inc. Class A	26,372	579
*	Photronics Inc.	43,753	578
*	SMART Global Holdings Inc.	12,100	577
*	Datto Holding Corp.	19,651	547
*	ScanSource Inc.	18,847	530
*,1	Kopin Corp.	64,543	528
*	TrueCar Inc.	89,707	507
*	Brightcove Inc.	33,486	481
*	PDF Solutions Inc.	25,459	463
*	ChannelAdvisor Corp.	18,866	462
*	ON24 Inc.	12,711	451
*	Kimball Electronics Inc.	20,481	445
*	Cleanspark Inc.	26,200	436
*	Alpha & Omega Semiconductor Ltd.	13,758	418
*	EverQuote Inc. Class A	12,652	413
	PC Connection Inc.	8,866	410
*	Veritone Inc.	20,477	404
*	Digimarc Corp.	11,500	385
*	Identiv Inc.	21,679	369
*	NeoPhotonics Corp.	35,595	363
*	AXT Inc.	32,600	358
*	Zix Corp.	50,588	357
*	Atomera Inc.	16,254	349
*	Sciplay Corp. Class A	18,478	313

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Limelight Networks Inc.	96,551	304
*	comScore Inc.	58,400	292
*	GTY Technology Holdings Inc.	41,016	292
*	DSP Group Inc.	19,510	289
	Hackett Group Inc.	15,802	285
	NVE Corp.	3,806	282
*	SEMrush Holdings Inc. Class A	12,197	281
*	CyberOptics Corp.	6,679	274
*	Sprinklr Inc. Class A	13,221	272
*	Benefitfocus Inc.	18,600	262
*	EMCORE Corp.	28,435	262
*	Grid Dynamics Holdings Inc.	16,878	254
*	eMagin Corp.	70,432	245
*	KnowBe4 Inc. Class A	7,826	245
*	Viant Technology Inc. Class A	8,169	243
*	Zedge Inc. Class B	12,613	232
*	Quantum Corp.	33,700	232
*	VirnetX Holding Corp.	52,143	223
*	SkyWater Technology Inc.	7,497	215
*	Smith Micro Software Inc.	40,208	210
*,1	Nuvve Holding Corp.	15,200	210
*	Innodata Inc.	28,773	201
*	Synchronoss Technologies Inc.	55,665	200
*	XpresSpa Group Inc.	124,200	191
*	eGain Corp.	16,436	189
*	Inpixon	161,300	189
*	Super League Gaming Inc.	34,300	185
*	Vertex Inc. Class A	8,297	182
*	Daktronics Inc.	27,019	178
*,1	Intrusion Inc.	11,509	177
*	inTEST Corp.	10,157	170
*	Rimini Street Inc.	27,624	170
*	Cinedigm Corp. Class A	124,200	160
*	SecureWorks Corp. Class A	8,244	153
*	Zeta Global Holdings Corp. Class A	17,732	149
*	Intelligent Systems Corp.	4,500	142
*	Asure Software Inc.	13,700	122
*	Amtech Systems Inc.	11,877	115
*	Pixelworks Inc.	32,934	112
*	Immersion Corp.	12,233	107
*	Waitr Holdings Inc.	58,338	104
*	Intevac Inc.	15,339	103
*,1	PubMatic Inc. Class A	2,374	93
*	Remark Holdings Inc.	48,342	90
*	SharpSpring Inc.	5,104	86
*	UiPath Inc. Class A	1,212	82
*	Red Violet Inc.	3,326	78
*	Computer Task Group Inc.	7,990	77
*	TransAct Technologies Inc.	5,458	75
	ARC Document Solutions Inc.	34,251	74
*	Boxlight Corp. Class A	28,067	68
*	Inuvo Inc.	65,578	63
*	GSI Technology Inc.	9,342	53
*	Park City Group Inc.	9,689	53
*	SentinelOne Inc. Class A	971	41
*	QuickLogic Corp.	5,364	39
*	Kubient Inc.	6,900	39
*	Clear Secure Inc. Class A	969	39
*	AstroNova Inc.	2,465	34
*	CSP Inc.	3,181	34
*	Intellicheck Inc.	4,082	34

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	RCM Technologies Inc.	8,104	33
*	RealNetworks Inc.	13,821	32
*	IEC Electronics Corp.	2,860	30
*	Everspin Technologies Inc.	4,413	28
*,1	Support.com Inc.	7,058	27
*	Qumu Corp.	8,832	25
*	Aehr Test Systems	8,824	24
*	1stdibs.com Inc.	694	24
*	Intapp Inc.	857	24
*	Data I/O Corp.	3,396	23
*	Issuer Direct Corp.	848	23
*	BSQUARE Corp.	4,685	22
*	Evolving Systems Inc.	8,822	22
	Richardson Electronics Ltd.	2,700	22
*	SeaChange International Inc.	16,682	22
*	Streamline Health Solutions Inc.	11,428	20
*	DoubleVerify Holdings Inc.	386	16
*	Key Tronic Corp.	2,174	14
*	CVD Equipment Corp.	2,737	12
*	WidePoint Corp.	1,600	12
*	AutoWeb Inc.	3,439	11
*	GSE Systems Inc.	5,300	10
*	Xometry Inc. Class A	97	8
*	CynergisTek Inc.	2,223	5
*	Mastech Digital Inc.	260	4
*	Procore Technologies Inc.	39	4
*	Alkami Technology Inc.	98	4
*,2	Media General Inc. CVR	82,296	3
*	Exela Technologies Inc.	1,393	3
*	Verb Technology Co. Inc.	400	1
*	Just Eat Takeaway.com NV ADR	1	—
			9,529,006
Telecommunications (1.84%)
	Comcast Corp. Class A	3,634,501	207,239
	Verizon Communications Inc.	3,118,010	174,702
	AT&T Inc.	5,662,937	162,979
	Cisco Systems Inc.	3,006,538	159,347
*	Charter Communications Inc. Class A	97,188	70,116
*	T-Mobile US Inc.	445,513	64,524
*	Roku Inc. Class A	91,253	41,908
	Motorola Solutions Inc.	134,375	29,139
*	Liberty Broadband Corp. Class C	113,178	19,655
*	Arista Networks Inc.	45,647	16,538
	Lumen Technologies Inc.	869,989	11,823
	Cable One Inc.	4,294	8,214
*	DISH Network Corp. Class A	193,925	8,106
	Juniper Networks Inc.	259,016	7,084
*	Ciena Corp.	123,787	7,042
*	Altice USA Inc. Class A	172,745	5,898
*	Lumentum Holdings Inc.	60,395	4,954
*	Liberty Broadband Corp. Class A	26,922	4,528
*	Iridium Communications Inc.	95,751	3,829
*	CommScope Holding Co. Inc.	158,046	3,368
*	Viavi Solutions Inc.	186,473	3,293
*,1	fuboTV Inc.	95,600	3,070
*	Viasat Inc.	54,846	2,734
*	Vonage Holdings Corp.	184,834	2,664
	Cogent Communications Holdings Inc.	33,438	2,571
*	8x8 Inc.	81,172	2,253
	InterDigital Inc.	24,570	1,794
	Telephone & Data Systems Inc.	78,859	1,787

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Shenandoah Telecommunications Co.	36,710	1,781
	Ubiquiti Inc.	5,131	1,602
*	Infinera Corp.	145,087	1,480
*	Plantronics Inc.	30,788	1,285
*	Extreme Networks Inc.	100,915	1,126
*	Vocera Communications Inc.	27,022	1,077
*	Globalstar Inc.	603,607	1,074
*	NETGEAR Inc.	24,562	941
	ADTRAN Inc.	43,334	895
*	EchoStar Corp. Class A	36,270	881
*	Harmonic Inc.	90,373	770
*	ORBCOMM Inc.	68,300	768
*	WideOpenWest Inc.	36,037	746
*	Inseego Corp.	68,330	689
*	Anterix Inc.	11,305	678
*	IDT Corp. Class B	18,097	669
*	Cincinnati Bell Inc.	37,988	586
	Comtech Telecommunications Corp.	22,650	547
*	Consolidated Communications Holdings Inc.	61,662	542
*	Digi International Inc.	25,720	517
*	Radius Global Infrastructure Inc.	35,500	515
*	AST SpaceMobile Inc.	36,000	466
	ATN International Inc.	9,908	451
	Loral Space & Communications Inc.	10,908	424
*	Cambium Networks Corp.	8,400	406
*	CalAmp Corp.	29,591	376
*	United States Cellular Corp.	10,230	372
*	Ooma Inc.	19,530	368
*	Ribbon Communications Inc.	46,727	356
*	Akoustis Technologies Inc.	32,901	352
*	Casa Systems Inc.	34,412	305
*	Gogo Inc.	25,920	295
*	Clearfield Inc.	7,179	269
*	Powerfleet Inc.	36,995	266
*	Hemisphere Media Group Inc. Class A	22,025	260
*	Aviat Networks Inc.	7,768	255
	Bel Fuse Inc. Class B	14,300	206
*	DZS Inc.	9,587	199
*	Alaska Communications Systems Group Inc.	57,396	191
*	Applied Optoelectronics Inc.	22,599	191
	Spok Holdings Inc.	19,815	191
*	Airgain Inc.	8,585	177
*	KVH Industries Inc.	9,132	112
*	Resonant Inc.	25,351	81
*	Genasys Inc.	13,190	72
*,1	GTT Communications Inc.	24,690	60
*	Crexendo Inc.	5,700	35
*	Communications Systems Inc.	1,854	13
*	ClearOne Inc.	4,114	11
	Network-1 Technologies Inc.	2,710	9
*	Sonim Technologies Inc.	12,400	7
	Bel Fuse Inc. Class A	197	3
*	Optical Cable Corp.	889	3
*	Lantronix Inc.	111	1
			1,057,111
Utilities (1.62%)
	NextEra Energy Inc.	1,554,527	113,916
	Duke Energy Corp.	609,050	60,125
	Southern Co.	841,966	50,947
	Dominion Energy Inc.	642,621	47,278
	Waste Management Inc.	333,991	46,795

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Exelon Corp.	771,554	34,188
	American Electric Power Co. Inc.	397,658	33,638
	Sempra Energy	236,033	31,270
	Xcel Energy Inc.	426,983	28,130
	Waste Connections Inc.	207,480	24,779
	Public Service Enterprise Group Inc.	403,902	24,129
	WEC Energy Group Inc.	251,871	22,404
	American Water Works Co. Inc.	143,554	22,126
	Eversource Energy	274,733	22,045
	DTE Energy Co.	152,580	19,774
	Consolidated Edison Inc.	273,644	19,626
	Republic Services Inc.	164,512	18,098
	Edison International	301,357	17,424
	PPL Corp.	580,675	16,241
	FirstEnergy Corp.	429,845	15,995
	Ameren Corp.	198,898	15,920
	Entergy Corp.	159,596	15,912
	AES Corp.	531,671	13,861
	CMS Energy Corp.	228,593	13,505
*	PG&E Corp.	1,179,826	11,999
	Alliant Energy Corp.	198,721	11,081
	Evergy Inc.	182,216	11,011
	CenterPoint Energy Inc.	446,303	10,943
	Atmos Energy Corp.	102,879	9,888
	Essential Utilities Inc.	192,529	8,799
*	Sunrun Inc.	151,467	8,449
	NRG Energy Inc.	193,468	7,797
	NiSource Inc.	314,817	7,713
	UGI Corp.	163,736	7,583
	Pinnacle West Capital Corp.	89,894	7,369
	Vistra Corp.	378,203	7,016
	OGE Energy Corp.	161,124	5,422
*	Stericycle Inc.	73,158	5,234
	IDACORP Inc.	40,156	3,915
	National Fuel Gas Co.	73,362	3,833
	Hawaiian Electric Industries Inc.	85,697	3,623
*	Clean Harbors Inc.	38,583	3,594
	Black Hills Corp.	52,832	3,467
*	Evoqua Water Technologies Corp.	97,898	3,307
	ONE Gas Inc.	44,464	3,296
	Portland General Electric Co.	71,201	3,281
	New Jersey Resources Corp.	80,359	3,180
	PNM Resources Inc.	62,164	3,032
	ALLETE Inc.	42,496	2,974
	Spire Inc.	40,955	2,960
	Avangrid Inc.	57,037	2,933
	Southwest Gas Holdings Inc.	42,821	2,834
*	Casella Waste Systems Inc. Class A	42,363	2,687
	NorthWestern Corp.	42,935	2,586
	Ormat Technologies Inc.	36,620	2,546
	American States Water Co.	31,594	2,514
*	Sunnova Energy International Inc.	66,464	2,503
	Avista Corp.	57,440	2,451
	California Water Service Group	42,758	2,375
	South Jersey Industries Inc.	85,876	2,227
	MGE Energy Inc.	28,969	2,156
	Chesapeake Utilities Corp.	14,578	1,754
	Covanta Holding Corp.	98,034	1,726
	Clearway Energy Inc. Class C	60,582	1,604
	SJW Group	24,606	1,558
*	Harsco Corp.	61,710	1,260

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
				Shares	Market Value ($000)
	Northwest Natural Holding Co.			23,918	1,256
	Middlesex Water Co.			14,057	1,149
	Clearway Energy Inc. Class A			35,643	899
*	US Ecology Inc.			23,407	878
	Unitil Corp.			11,203	593
*	Heritage-Crystal Clean Inc.			14,261	423
	York Water Co.			9,268	420
*	Vertex Energy Inc.			31,499	417
	Artesian Resources Corp. Class A			6,216	229
*	Pure Cycle Corp.			12,111	167
*	Cadiz Inc.			10,758	146
	RGC Resources Inc.			5,719	144
*	Aqua Metals Inc.			46,946	141
	Spark Energy Inc. Class A			9,045	102
	Genie Energy Ltd. Class B			13,020	82
*	Charah Solutions Inc.			10,207	52
	Global Water Resources Inc.			2,764	47
*	Fuel Tech Inc.			14,473	34
*	Sharps Compliance Corp.			2,867	29
*	Advanced Emissions Solutions Inc.			2,073	15
*	Perma-Fix Environmental Services Inc.			605	4
*	BioHiTech Global Inc.			490	1
					931,834
Total Common Stocks (Cost $10,142,567)					35,211,636
Preferred Stocks (0.00%)
	FAT Brands Inc. Pfd., 8.250%, 8/6/21			346	7
	Air T Funding Pfd., 8.000%, 6/7/24			28	1
Total Preferred Stocks (Cost $5)					8
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (23.57%)
U.S. Government Securities (15.44%)
	United States Treasury Note/Bond	8.000%	11/15/21	1,500	1,543
	United States Treasury Note/Bond	1.875%	5/31/22	35,210	35,782
	United States Treasury Note/Bond	1.750%	5/31/22	32,877	33,375
	United States Treasury Note/Bond	0.125%	5/31/22	23,330	23,337
	United States Treasury Note/Bond	1.750%	6/15/22	66,155	67,199
	United States Treasury Note/Bond	2.125%	6/30/22	19,560	19,954
	United States Treasury Note/Bond	1.750%	6/30/22	25,000	25,410
	United States Treasury Note/Bond	0.125%	6/30/22	2,526	2,527
	United States Treasury Note/Bond	1.750%	7/15/22	17,955	18,263
	United States Treasury Note/Bond	1.875%	7/31/22	30,465	31,046
	United States Treasury Note/Bond	2.000%	7/31/22	7,795	7,955
	United States Treasury Note/Bond	0.125%	7/31/22	34,375	34,380
	United States Treasury Note/Bond	1.500%	8/15/22	38,776	39,376
	United States Treasury Note/Bond	1.625%	8/15/22	4,708	4,788
	United States Treasury Note/Bond	1.625%	8/31/22	17,050	17,348
	United States Treasury Note/Bond	1.875%	8/31/22	39,638	40,449
	United States Treasury Note/Bond	0.125%	8/31/22	50,090	50,090
	United States Treasury Note/Bond	1.500%	9/15/22	58,092	59,054
	United States Treasury Note/Bond	1.875%	9/30/22	27,450	28,046
	United States Treasury Note/Bond	1.750%	9/30/22	1,250	1,275
	United States Treasury Note/Bond	0.125%	9/30/22	6,814	6,813
	United States Treasury Note/Bond	1.375%	10/15/22	51,319	52,129
	United States Treasury Note/Bond	1.875%	10/31/22	14,555	14,889
	United States Treasury Note/Bond	2.000%	10/31/22	61,378	62,893
	United States Treasury Note/Bond	1.625%	11/15/22	20,965	21,388

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.000%	11/30/22	45,188	46,360
	United States Treasury Note/Bond	0.125%	11/30/22	51,333	51,309
	United States Treasury Note/Bond	1.625%	12/15/22	14,210	14,512
	United States Treasury Note/Bond	2.125%	12/31/22	90,180	92,815
	United States Treasury Note/Bond	0.125%	12/31/22	4,726	4,722
	United States Treasury Note/Bond	1.750%	1/31/23	25,218	25,840
	United States Treasury Note/Bond	0.125%	1/31/23	5,333	5,328
	United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,222
	United States Treasury Note/Bond	2.000%	2/15/23	11,203	11,530
	United States Treasury Note/Bond	1.500%	2/28/23	3,327	3,399
	United States Treasury Note/Bond	0.125%	2/28/23	1,273	1,272
[7]	United States Treasury Note/Bond	0.500%	3/15/23	245,065	246,290
	United States Treasury Note/Bond	2.500%	3/31/23	10,271	10,680
	United States Treasury Note/Bond	1.500%	3/31/23	28,975	29,627
	United States Treasury Note/Bond	0.125%	3/31/23	48,261	48,193
	United States Treasury Note/Bond	0.250%	4/15/23	48,650	48,680
	United States Treasury Note/Bond	1.625%	4/30/23	22,585	23,160
	United States Treasury Note/Bond	0.125%	4/30/23	12,635	12,613
	United States Treasury Note/Bond	1.750%	5/15/23	36,518	37,551
	United States Treasury Note/Bond	0.125%	5/15/23	29,606	29,546
	United States Treasury Note/Bond	2.750%	5/31/23	5,895	6,178
	United States Treasury Note/Bond	1.625%	5/31/23	13,985	14,354
	United States Treasury Note/Bond	0.125%	5/31/23	25,775	25,723
	United States Treasury Note/Bond	0.250%	6/15/23	75,090	75,102
	United States Treasury Note/Bond	2.625%	6/30/23	14,541	15,229
	United States Treasury Note/Bond	1.375%	6/30/23	30,610	31,299
	United States Treasury Note/Bond	0.125%	6/30/23	16,620	16,578
	United States Treasury Note/Bond	0.125%	7/15/23	27,487	27,414
	United States Treasury Note/Bond	2.750%	7/31/23	40,739	42,846
	United States Treasury Note/Bond	1.250%	7/31/23	51,209	52,257
	United States Treasury Note/Bond	6.250%	8/15/23	32,780	36,893
	United States Treasury Note/Bond	2.500%	8/15/23	26,338	27,581
	United States Treasury Note/Bond	0.125%	8/15/23	72,385	72,159
	United States Treasury Note/Bond	2.750%	8/31/23	2,380	2,507
	United States Treasury Note/Bond	1.375%	8/31/23	12,820	13,122
	United States Treasury Note/Bond	0.125%	9/15/23	64,998	64,764
	United States Treasury Note/Bond	2.875%	9/30/23	3,149	3,331
	United States Treasury Note/Bond	1.375%	9/30/23	20,585	21,080
	United States Treasury Note/Bond	0.125%	10/15/23	72,900	72,592
	United States Treasury Note/Bond	2.875%	10/31/23	3	3
	United States Treasury Note/Bond	1.625%	10/31/23	21,251	21,895
	United States Treasury Note/Bond	2.750%	11/15/23	281	297
	United States Treasury Note/Bond	0.250%	11/15/23	11,380	11,362
	United States Treasury Note/Bond	2.875%	11/30/23	7	8
	United States Treasury Note/Bond	2.125%	11/30/23	10,555	11,010
	United States Treasury Note/Bond	0.125%	12/15/23	158,420	157,578
	United States Treasury Note/Bond	2.625%	12/31/23	7,276	7,688
	United States Treasury Note/Bond	2.250%	12/31/23	16	17
	United States Treasury Note/Bond	0.125%	1/15/24	90,690	90,152
	United States Treasury Note/Bond	2.250%	1/31/24	37,380	39,191
	United States Treasury Note/Bond	2.500%	1/31/24	37,219	39,266
	United States Treasury Note/Bond	2.750%	2/15/24	29,974	31,833
	United States Treasury Note/Bond	0.125%	2/15/24	12,230	12,152
	United States Treasury Note/Bond	2.375%	2/29/24	35,519	37,389
	United States Treasury Note/Bond	2.125%	2/29/24	10,040	10,504
	United States Treasury Note/Bond	0.250%	3/15/24	132,795	132,276
	United States Treasury Note/Bond	2.125%	3/31/24	46,008	48,172
	United States Treasury Note/Bond	0.375%	4/15/24	59,975	59,900
	United States Treasury Note/Bond	2.000%	4/30/24	20,345	21,248
	United States Treasury Note/Bond	2.250%	4/30/24	21,021	22,102
	United States Treasury Note/Bond	2.500%	5/15/24	12,662	13,412

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	0.250%	5/15/24	69,650	69,280
	United States Treasury Note/Bond	2.000%	5/31/24	46,835	48,943
	United States Treasury Note/Bond	0.250%	6/15/24	37,660	37,431
	United States Treasury Note/Bond	1.750%	6/30/24	23,576	24,486
	United States Treasury Note/Bond	2.000%	6/30/24	30,635	32,038
	United States Treasury Note/Bond	2.125%	7/31/24	14,710	15,452
	United States Treasury Note/Bond	1.750%	7/31/24	13,537	14,067
	United States Treasury Note/Bond	2.375%	8/15/24	49,886	52,817
	United States Treasury Note/Bond	1.875%	8/31/24	10,623	11,081
	United States Treasury Note/Bond	1.250%	8/31/24	18,258	18,689
	United States Treasury Note/Bond	2.125%	9/30/24	40,408	42,504
	United States Treasury Note/Bond	1.500%	9/30/24	22,661	23,383
	United States Treasury Note/Bond	2.250%	10/31/24	35,320	37,318
	United States Treasury Note/Bond	2.250%	11/15/24	46,200	48,835
	United States Treasury Note/Bond	7.500%	11/15/24	675	832
	United States Treasury Note/Bond	2.125%	11/30/24	22,305	23,493
	United States Treasury Note/Bond	1.500%	11/30/24	33,166	34,223
	United States Treasury Note/Bond	2.250%	12/31/24	19,217	20,334
	United States Treasury Note/Bond	1.750%	12/31/24	9,385	9,766
	United States Treasury Note/Bond	2.500%	1/31/25	20,340	21,719
	United States Treasury Note/Bond	2.000%	2/15/25	36,848	38,679
	United States Treasury Note/Bond	2.750%	2/28/25	19,890	21,431
	United States Treasury Note/Bond	1.125%	2/28/25	32,270	32,855
[7]	United States Treasury Note/Bond	0.500%	3/31/25	245,241	244,015
	United States Treasury Note/Bond	2.875%	4/30/25	53,483	57,996
	United States Treasury Note/Bond	0.375%	4/30/25	65,185	64,482
	United States Treasury Note/Bond	2.125%	5/15/25	40,319	42,562
	United States Treasury Note/Bond	2.875%	5/31/25	25,340	27,510
	United States Treasury Note/Bond	0.250%	5/31/25	68,490	67,334
	United States Treasury Note/Bond	2.750%	6/30/25	24,044	26,005
	United States Treasury Note/Bond	0.250%	6/30/25	16,050	15,764
	United States Treasury Note/Bond	2.875%	7/31/25	34,960	38,003
	United States Treasury Note/Bond	0.250%	7/31/25	67,172	65,892
	United States Treasury Note/Bond	2.000%	8/15/25	52,746	55,499
	United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,427
	United States Treasury Note/Bond	0.250%	8/31/25	33,812	33,130
	United States Treasury Note/Bond	0.250%	9/30/25	39,495	38,662
	United States Treasury Note/Bond	0.250%	10/31/25	25,440	24,872
	United States Treasury Note/Bond	2.250%	11/15/25	6,372	6,778
	United States Treasury Note/Bond	0.375%	11/30/25	88,850	87,240
	United States Treasury Note/Bond	0.375%	12/31/25	26,597	26,090
	United States Treasury Note/Bond	0.375%	1/31/26	78,780	77,204
	United States Treasury Note/Bond	1.625%	2/15/26	59,937	62,128
	United States Treasury Note/Bond	0.500%	2/28/26	54,345	53,513
	United States Treasury Note/Bond	2.250%	3/31/26	25,535	27,211
	United States Treasury Note/Bond	0.750%	3/31/26	69,340	69,026
	United States Treasury Note/Bond	2.375%	4/30/26	44,065	47,246
	United States Treasury Note/Bond	0.750%	4/30/26	7,546	7,507
	United States Treasury Note/Bond	2.125%	5/31/26	17,795	18,874
	United States Treasury Note/Bond	0.750%	5/31/26	36,415	36,204
	United States Treasury Note/Bond	1.875%	6/30/26	16,182	16,968
	United States Treasury Note/Bond	1.875%	7/31/26	15,760	16,531
	United States Treasury Note/Bond	1.500%	8/15/26	54,544	56,164
	United States Treasury Note/Bond	6.750%	8/15/26	3,095	3,999
	United States Treasury Note/Bond	1.625%	10/31/26	24,345	25,212
	United States Treasury Note/Bond	2.000%	11/15/26	50,899	53,714
	United States Treasury Note/Bond	6.500%	11/15/26	910	1,174
	United States Treasury Note/Bond	1.625%	11/30/26	25,526	26,427
	United States Treasury Note/Bond	1.750%	12/31/26	29,266	30,496
	United States Treasury Note/Bond	2.250%	2/15/27	26,207	28,009
	United States Treasury Note/Bond	1.125%	2/28/27	124,502	125,377

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	0.625%	3/31/27	108,045	105,698
United States Treasury Note/Bond	0.500%	4/30/27	73,800	71,563
United States Treasury Note/Bond	2.375%	5/15/27	39,787	42,833
United States Treasury Note/Bond	0.500%	5/31/27	67,015	64,879
United States Treasury Note/Bond	0.500%	6/30/27	19,470	18,831
United States Treasury Note/Bond	0.375%	7/31/27	75,475	72,350
United States Treasury Note/Bond	2.250%	8/15/27	44,310	47,384
United States Treasury Note/Bond	0.500%	8/31/27	49,244	47,482
United States Treasury Note/Bond	0.375%	9/30/27	45,460	43,443
United States Treasury Note/Bond	0.500%	10/31/27	56,885	54,699
United States Treasury Note/Bond	2.250%	11/15/27	49,833	53,306
United States Treasury Note/Bond	6.125%	11/15/27	775	1,014
United States Treasury Note/Bond	0.625%	11/30/27	81,305	78,701
United States Treasury Note/Bond	0.625%	12/31/27	74,020	71,557
United States Treasury Note/Bond	0.750%	1/31/28	61,625	59,998
United States Treasury Note/Bond	2.750%	2/15/28	20,868	22,994
United States Treasury Note/Bond	1.125%	2/29/28	84,425	84,174
United States Treasury Note/Bond	1.250%	3/31/28	83,086	83,424
United States Treasury Note/Bond	1.250%	4/30/28	24,511	24,588
United States Treasury Note/Bond	2.875%	5/15/28	3,665	4,072
United States Treasury Note/Bond	1.250%	5/31/28	48,185	48,305
United States Treasury Note/Bond	1.250%	6/30/28	111,240	111,414
United States Treasury Note/Bond	2.875%	8/15/28	53,510	59,496
United States Treasury Note/Bond	5.500%	8/15/28	895	1,157
United States Treasury Note/Bond	3.125%	11/15/28	27,149	30,712
United States Treasury Note/Bond	5.250%	11/15/28	14,810	18,989
United States Treasury Note/Bond	1.625%	8/15/29	19,267	19,707
United States Treasury Note/Bond	1.750%	11/15/29	36,000	37,159
United States Treasury Note/Bond	1.500%	2/15/30	66,128	66,779
United States Treasury Note/Bond	6.250%	5/15/30	5,570	7,852
United States Treasury Note/Bond	0.625%	5/15/30	81,827	76,483
United States Treasury Note/Bond	0.625%	8/15/30	88,711	82,668
United States Treasury Note/Bond	0.875%	11/15/30	94,936	90,293
United States Treasury Note/Bond	5.375%	2/15/31	8,005	10,874
United States Treasury Note/Bond	1.125%	2/15/31	107,602	104,475
United States Treasury Note/Bond	1.625%	5/15/31	67,895	68,945
United States Treasury Note/Bond	4.500%	2/15/36	6,234	8,551
United States Treasury Note/Bond	4.750%	2/15/37	7,067	10,024
United States Treasury Note/Bond	5.000%	5/15/37	17,831	25,971
United States Treasury Note/Bond	4.375%	2/15/38	18,517	25,461
United States Treasury Note/Bond	4.500%	5/15/38	6,044	8,431
United States Treasury Note/Bond	3.500%	2/15/39	7,403	9,248
United States Treasury Note/Bond	4.250%	5/15/39	7,883	10,774
United States Treasury Note/Bond	4.500%	8/15/39	9,884	13,918
United States Treasury Note/Bond	4.375%	11/15/39	11,686	16,234
United States Treasury Note/Bond	4.625%	2/15/40	10,000	14,338
United States Treasury Note/Bond	4.375%	5/15/40	5,139	7,174
United States Treasury Note/Bond	1.125%	5/15/40	52,285	45,137
United States Treasury Note/Bond	3.875%	8/15/40	8,449	11,097
United States Treasury Note/Bond	1.125%	8/15/40	37,305	32,094
United States Treasury Note/Bond	4.250%	11/15/40	4,317	5,949
United States Treasury Note/Bond	1.375%	11/15/40	68,080	61,155
United States Treasury Note/Bond	4.750%	2/15/41	5,967	8,743
United States Treasury Note/Bond	1.875%	2/15/41	48,471	47,456
United States Treasury Note/Bond	4.375%	5/15/41	11,000	15,440
United States Treasury Note/Bond	2.250%	5/15/41	32,550	33,872
United States Treasury Note/Bond	3.750%	8/15/41	12,000	15,576
United States Treasury Note/Bond	3.125%	11/15/41	13,128	15,635
United States Treasury Note/Bond	3.125%	2/15/42	12,579	14,997
United States Treasury Note/Bond	3.000%	5/15/42	11,950	13,978
United States Treasury Note/Bond	2.750%	8/15/42	21,706	24,443

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.750%	11/15/42	22,620	25,455
	United States Treasury Note/Bond	3.125%	2/15/43	23,361	27,891
	United States Treasury Note/Bond	2.875%	5/15/43	32,064	36,844
	United States Treasury Note/Bond	3.625%	8/15/43	27,265	35,082
	United States Treasury Note/Bond	3.750%	11/15/43	19,000	24,926
	United States Treasury Note/Bond	3.625%	2/15/44	28,823	37,227
	United States Treasury Note/Bond	3.375%	5/15/44	34,600	43,115
	United States Treasury Note/Bond	3.125%	8/15/44	30,000	35,981
	United States Treasury Note/Bond	3.000%	11/15/44	29,816	35,080
	United States Treasury Note/Bond	2.500%	2/15/45	31,348	33,895
	United States Treasury Note/Bond	3.000%	5/15/45	24,914	29,367
	United States Treasury Note/Bond	2.875%	8/15/45	34,616	40,004
	United States Treasury Note/Bond	3.000%	11/15/45	6,493	7,672
	United States Treasury Note/Bond	2.500%	2/15/46	34,749	37,627
	United States Treasury Note/Bond	2.500%	5/15/46	25,775	27,910
	United States Treasury Note/Bond	2.250%	8/15/46	34,462	35,620
	United States Treasury Note/Bond	2.875%	11/15/46	15,000	17,395
	United States Treasury Note/Bond	3.000%	2/15/47	36,200	42,982
	United States Treasury Note/Bond	3.000%	5/15/47	30,222	35,912
	United States Treasury Note/Bond	2.750%	8/15/47	32,138	36,537
	United States Treasury Note/Bond	2.750%	11/15/47	32,850	37,372
	United States Treasury Note/Bond	3.000%	2/15/48	32,745	39,008
	United States Treasury Note/Bond	3.125%	5/15/48	37,817	46,107
	United States Treasury Note/Bond	3.000%	8/15/48	41,008	48,928
	United States Treasury Note/Bond	3.375%	11/15/48	26,886	34,313
	United States Treasury Note/Bond	3.000%	2/15/49	5,000	5,984
	United States Treasury Note/Bond	2.875%	5/15/49	9,938	11,632
	United States Treasury Note/Bond	2.250%	8/15/49	22,650	23,457
	United States Treasury Note/Bond	2.375%	11/15/49	34,864	37,108
	United States Treasury Note/Bond	2.000%	2/15/50	41,881	41,135
	United States Treasury Note/Bond	1.250%	5/15/50	77,501	63,272
	United States Treasury Note/Bond	1.375%	8/15/50	76,670	64,618
	United States Treasury Note/Bond	1.625%	11/15/50	58,713	52,722
	United States Treasury Note/Bond	1.875%	2/15/51	82,610	78,802
	United States Treasury Note/Bond	2.375%	5/15/51	53,120	56,714
					8,891,011
Agency Bonds and Notes (0.46%)
[8]	AID-Israel	5.500%	12/4/23	375	420
[8]	AID-Israel	5.500%	4/26/24	1,400	1,595
[8]	AID-Israel	5.500%	9/18/33	400	564
[8]	AID-Jordan	3.000%	6/30/25	400	432
	Federal Farm Credit Banks	0.125%	11/23/22	2,500	2,498
	Federal Farm Credit Banks	0.125%	2/3/23	2,000	1,998
	Federal Farm Credit Banks	0.125%	4/13/23	3,000	2,995
	Federal Farm Credit Banks	0.125%	5/10/23	2,225	2,221
	Federal Farm Credit Banks	1.770%	6/26/23	575	592
	Federal Farm Credit Banks	3.500%	12/20/23	500	539
	Federal Farm Credit Banks	0.250%	2/26/24	2,500	2,492
	Federal Home Loan Banks	0.125%	8/12/22	2,500	2,500
[9]	Federal Home Loan Banks	2.000%	9/9/22	1,000	1,022
	Federal Home Loan Banks	0.125%	10/21/22	1,000	1,000
	Federal Home Loan Banks	1.375%	2/17/23	4,000	4,076
	Federal Home Loan Banks	2.125%	3/10/23	3,155	3,257
	Federal Home Loan Banks	0.125%	3/17/23	3,000	2,996
	Federal Home Loan Banks	0.125%	6/2/23	8,500	8,481
	Federal Home Loan Banks	2.500%	2/13/24	3,515	3,710
	Federal Home Loan Banks	2.875%	6/14/24	2,039	2,185
	Federal Home Loan Banks	5.375%	8/15/24	815	938
	Federal Home Loan Banks	1.500%	8/15/24	1,990	2,052
	Federal Home Loan Banks	0.500%	4/14/25	3,500	3,479
	Federal Home Loan Banks	0.375%	9/4/25	800	787

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Home Loan Banks	3.250%	6/9/28	2,700	3,060
	Federal Home Loan Banks	3.250%	11/16/28	1,965	2,236
	Federal Home Loan Banks	5.500%	7/15/36	2,775	4,090
[9,10]	Federal Home Loan Mortgage Corp.	0.125%	7/25/22	2,200	2,200
[10]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	4,800	4,813
[10]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	3,000	3,008
[9,10]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	4,000	4,197
[10]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	6,000	6,001
[10]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	4,975	4,973
[10]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	4,800	4,797
[10]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	3,500	3,487
[10]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	7,000	6,991
[10]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	6,000	5,989
[10]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	5,000	5,159
[9,10]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	4,500	4,441
[10]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	10,500	10,347
[9,10]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,270	3,272
[10]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,141	9,023
[10]	Federal National Mortgage Assn.	1.375%	9/6/22	1,425	1,446
[10]	Federal National Mortgage Assn.	2.000%	10/5/22	4,200	4,298
[10]	Federal National Mortgage Assn.	2.375%	1/19/23	8,174	8,450
[10]	Federal National Mortgage Assn.	0.250%	5/22/23	2,500	2,501
[10]	Federal National Mortgage Assn.	0.250%	7/10/23	3,000	3,000
[10]	Federal National Mortgage Assn.	2.875%	9/12/23	2,000	2,114
[10]	Federal National Mortgage Assn.	0.250%	11/27/23	4,000	3,994
[10]	Federal National Mortgage Assn.	2.500%	2/5/24	3,881	4,094
[10]	Federal National Mortgage Assn.	1.750%	7/2/24	2,055	2,133
[10]	Federal National Mortgage Assn.	2.625%	9/6/24	660	705
[10]	Federal National Mortgage Assn.	1.625%	10/15/24	3,890	4,032
[10]	Federal National Mortgage Assn.	1.625%	1/7/25	3,460	3,583
[10]	Federal National Mortgage Assn.	0.500%	6/17/25	3,000	2,977
[10]	Federal National Mortgage Assn.	0.375%	8/25/25	6,000	5,917
[10]	Federal National Mortgage Assn.	0.500%	11/7/25	8,500	8,408
[10]	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,696
[10]	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	3,043
[10]	Federal National Mortgage Assn.	0.750%	10/8/27	8,500	8,307
[10]	Federal National Mortgage Assn.	6.250%	5/15/29	2,000	2,725
[10]	Federal National Mortgage Assn.	7.125%	1/15/30	2,405	3,503
[10]	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	3,005
[10]	Federal National Mortgage Assn.	0.875%	8/5/30	7,000	6,637
[10]	Federal National Mortgage Assn.	6.625%	11/15/30	9,320	13,485
[10]	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,915
[9]	Private Export Funding Corp.	2.050%	11/15/22	4,175	4,262
[9]	Private Export Funding Corp.	3.550%	1/15/24	725	778
[9]	Private Export Funding Corp.	2.450%	7/15/24	525	552
	Private Export Funding Corp.	1.750%	11/15/24	280	288
[9]	Private Export Funding Corp.	3.250%	6/15/25	175	190
	Private Export Funding Corp.	1.400%	7/15/28	800	799
	Tennessee Valley Authority	1.875%	8/15/22	425	433
	Tennessee Valley Authority	2.875%	9/15/24	954	1,024
	Tennessee Valley Authority	0.750%	5/15/25	500	500
[9]	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,657
[9]	Tennessee Valley Authority	2.875%	2/1/27	1,000	1,094
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,914
[9]	Tennessee Valley Authority	4.700%	7/15/33	575	748
	Tennessee Valley Authority	4.650%	6/15/35	500	656
	Tennessee Valley Authority	5.880%	4/1/36	785	1,166
	Tennessee Valley Authority	5.500%	6/15/38	225	326
	Tennessee Valley Authority	5.250%	9/15/39	1,912	2,725
	Tennessee Valley Authority	5.375%	4/1/56	580	928
	Tennessee Valley Authority	4.625%	9/15/60	519	764

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Valley Authority	4.250%	9/15/65	700	979
					267,664
Conventional Mortgage-Backed Securities (7.66%)
[9,10]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	1,940	2,002
[9,10]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	34,721	36,278
[9,10]	Freddie Mac Gold Pool	3.000%	10/1/24–4/1/47	109,401	115,299
[9,10]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	125,558	134,234
[9,10]	Freddie Mac Gold Pool	4.000%	3/1/24–11/1/48	72,937	78,970
[9,10]	Freddie Mac Gold Pool	4.500%	3/1/23–1/1/49	31,924	35,122
[9,10]	Freddie Mac Gold Pool	5.000%	12/1/21–1/1/49	10,091	11,320
[9,10]	Freddie Mac Gold Pool	5.500%	1/1/22–6/1/41	8,105	9,316
[9,10]	Freddie Mac Gold Pool	6.000%	9/1/21–5/1/40	4,585	5,349
[9,10]	Freddie Mac Gold Pool	6.500%	3/1/24–3/1/39	1,134	1,300
[9,10]	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	350	399
[9,10]	Freddie Mac Gold Pool	7.500%	2/1/24–6/1/31	42	47
[9,10]	Freddie Mac Gold Pool	8.000%	11/1/25–1/1/31	37	44
[9,10]	Freddie Mac Gold Pool	8.500%	10/1/26–5/1/27	3	4
[9,10]	Freddie Mac Gold Pool	9.000%	7/1/24	3	4
[9,11]	Ginnie Mae I Pool	3.000%	1/15/26–7/15/51	216,869	228,075
[9]	Ginnie Mae I Pool	3.500%	9/20/25–12/20/50	198,059	210,599
[9]	Ginnie Mae I Pool	4.000%	10/15/24–5/20/50	106,287	114,515
[9]	Ginnie Mae I Pool	4.500%	10/15/24–1/20/50	55,091	60,310
[9]	Ginnie Mae I Pool	5.000%	3/15/33–12/20/49	21,575	24,014
[9]	Ginnie Mae I Pool	5.500%	1/15/32–9/20/41	6,809	7,852
[9]	Ginnie Mae I Pool	6.000%	5/15/28–12/15/40	3,268	3,748
[9]	Ginnie Mae I Pool	6.500%	12/15/23–11/20/39	1,114	1,253
[9]	Ginnie Mae I Pool	7.000%	8/15/23–8/20/38	318	365
[9]	Ginnie Mae I Pool	7.500%	7/15/24–3/15/32	80	90
[9]	Ginnie Mae I Pool	8.000%	8/15/24–3/15/32	56	63
[9]	Ginnie Mae I Pool	8.500%	1/15/27–6/15/30	6	7
[9]	Ginnie Mae I Pool	9.000%	7/15/25–9/15/25	4	4
[9]	Ginnie Mae II Pool	1.500%	3/20/51–4/20/51	3,661	3,615
[9,11]	Ginnie Mae II Pool	2.000%	8/20/50–7/15/51	163,143	166,210
[9,11]	Ginnie Mae II Pool	2.500%	6/20/27–7/15/51	153,917	159,414
[9,10,11]	UMBS Pool	1.500%	7/1/35–7/25/51	232,929	231,005
[9,10,11]	UMBS Pool	2.000%	11/1/23–7/25/51	892,372	905,745
[9,10,11]	UMBS Pool	2.500%	8/1/22–7/25/51	602,577	625,272
[9,10,11]	UMBS Pool	3.000%	1/1/26–7/25/51	458,654	481,879
[9,10,11]	UMBS Pool	3.500%	9/1/25–7/25/51	302,726	322,691
[9,10,11]	UMBS Pool	4.000%	2/1/24–7/25/51	225,539	243,662
[9,10]	UMBS Pool	4.500%	4/1/23–7/1/50	108,199	118,577
[9,10]	UMBS Pool	5.000%	2/1/22–3/1/50	38,231	42,698
[9,10]	UMBS Pool	5.500%	2/1/23–6/1/49	12,767	14,759
[9,10]	UMBS Pool	6.000%	10/1/21–5/1/41	10,075	11,811
[9,10]	UMBS Pool	6.500%	1/1/24–10/1/39	3,017	3,486
[9,10]	UMBS Pool	7.000%	12/1/22–11/1/37	1,014	1,187
[9,10]	UMBS Pool	7.500%	11/1/22–12/1/32	91	106
[9,10]	UMBS Pool	8.000%	1/1/26–10/1/30	19	23
[9,10]	UMBS Pool	8.500%	10/1/24–7/1/30	12	13
[9,10]	UMBS Pool	9.000%	1/1/25–6/1/26	4	4
					4,412,740
Nonconventional Mortgage-Backed Securities (0.01%)
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.668%	12/1/41	37	39
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.887%	9/1/37	81	83
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.431%	1.958%	7/1/36	9	9
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.472%	1.847%	3/1/43	126	132
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	1.934%	12/1/43	90	97
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.553%	2.199%	9/1/43	15	15
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.310%	7/1/43	252	259
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.594%	2.005%	6/1/43	57	57

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.618%	2.326%	8/1/35	49	52
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	1.998%	2/1/36	18	18
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.624%	1.974%	10/1/37	21	22
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.002%	3/1/38	6	6
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	2.135%	11/1/36	14	15
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.655%	2.187%	10/1/42	62	65
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	2.033%	1/1/37	16	17
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	2.207%	9/1/40	5	5
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	1.915%	6/1/36	3	3
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.675%	2.172%	11/1/39	20	21
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	2.154%	8/1/39	49	51
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	2.156%	1/1/42	65	67
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	1.940%	6/1/42	139	145
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	2.105%	12/1/33	12	13
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.962%	5/1/40	12	13
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.213%	10/1/39	22	23
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.329%	9/1/42	69	73
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	2.445%	7/1/39	6	7
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	2.242%	8/1/40	12	13
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	12/1/40	33	35
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.163%	7/1/37	16	17
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	2.234%	10/1/42	36	38
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	2.110%	11/1/39	9	10
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.716%	2.042%	5/1/42	72	76
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.721%	2.249%	9/1/43	99	104
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.728%	2.228%	9/1/34	14	14
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.737%	1.988%	6/1/41	9	10
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	2.192%	7/1/41	60	64
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.451%	10/1/40	9	10
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.768%	2.121%	5/1/42	22	23
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.155%	2/1/41	25	27
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.783%	2.276%	7/1/42	50	55
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.170%	3/1/42	55	58
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	3.354%	8/1/42	96	96
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.796%	2.384%	9/1/40	34	36
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	2.203%	2/1/42	175	187
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	2.371%	3/1/42	52	57
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.274%	11/1/41	49	53
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.185%	11/1/39–12/1/40	16	17
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.310%	11/1/33–10/1/40	43	47
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.204%	1/1/42	22	23
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.218%	11/1/41	24	25
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.071%	5/1/41	29	31
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.190%	2/1/41	18	19
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.224%	12/1/41	30	33
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.289%	12/1/40	14	14
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.315%	11/1/40	13	14
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.195%	12/1/40	4	4
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.821%	2.196%	3/1/41	36	38
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.823%	2.293%	12/1/39	19	20
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.200%	3/1/41	24	26
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.827%	2.201%	2/1/41	17	17
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.828%	2.152%	2/1/42	36	39
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.080%	6/1/41	42	45
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.205%	4/1/41	30	31
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.210%	1/1/40	29	30
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.566%	8/1/39	17	18
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.865%	2.115%	5/1/40	6	6
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.315%	11/1/34	24	26
[9,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	2.164%	4/1/37	25	27
[9,10,12]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	38	40

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10,12]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	22	23
[9,10,12]	Fannie Mae Pool, 6M USD LIBOR + 1.146%	1.396%	4/1/37	20	21
[9,10,12]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.090%	8/1/37	25	26
[9,10]	Fannie Mae REMICS	2.488%	3/25/23	574	593
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.516%	2.016%	9/1/37	15	15
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.545%	1.919%	3/1/37	2	2
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	2.000%	1/1/38	4	4
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	5/1/42	11	11
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.015%	12/1/36	22	24
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.155%	11/1/43	55	58
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	2.160%	10/1/37	12	12
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	2.040%	12/1/34	6	6
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.070%	2/1/37	16	17
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	2.102%	1/1/35	3	3
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	2.118%	12/1/36	13	14
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	2.120%	12/1/40	44	46
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.000%	5/1/38	2	2
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.125%	12/1/41	36	38
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.819%	2.369%	3/1/42	46	49
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.830%	2.247%	12/1/35	23	25
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.853%	2.242%	2/1/42	12	13
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	5/1/40	10	10
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.132%	6/1/40	6	7
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.255%	12/1/40–3/1/41	40	43
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.500%	6/1/41	11	12
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.880%	6/1/40	17	17
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.888%	2.287%	2/1/42	25	25
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.895%	2.501%	9/1/40	51	54
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.287%	6/1/40	10	10
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.353%	11/1/40	16	17
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.285%	1/1/41–2/1/41	36	37
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.980%	2.247%	5/1/37	59	60
[9,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.460%	3/1/38	5	5
[9,10,12]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	2/1/36–5/1/36	24	26
[9,10,12]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.378%	11/1/34	23	24
[9,10,12]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	2.537%	10/1/36	21	23
[9,10,12]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	1.915%	1/1/37	44	46
[9,12]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38–12/20/40	49	52
[9,12]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.000%	1/20/41–3/20/43	422	440
[9,12]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.125%	10/20/38–12/20/43	478	493
[9,12]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.250%	7/20/41–8/20/41	193	200
[9,12]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	4/20/41–6/20/43	302	316
[9,12]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.125%	11/20/40	5	5
[9,12]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	9	10
[9,12]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	6	6
					5,820
Total U.S. Government and Agency Obligations (Cost $13,371,752)					13,577,235
Asset-Backed/Commercial Mortgage-Backed Securities (0.94%)
[9]	Ally Auto Receivables Trust Series 2018-1	2.530%	2/15/23	82	82
[9]	Ally Auto Receivables Trust Series 2018-3	3.000%	1/17/23	18	18
[9]	Ally Auto Receivables Trust Series 2018-3	3.120%	7/17/23	150	152
[9]	Ally Auto Receivables Trust Series 2019-2	2.230%	1/16/24	771	778
[9]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	125	128
[9]	Ally Auto Receivables Trust Series 2019-4	1.840%	6/17/24	848	856
[9]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	125	128
[9]	American Express Credit Account Master Trust Series 2017-7	2.350%	5/15/25	975	1,001
[9]	American Express Credit Account Master Trust Series 2018-2	3.010%	10/15/25	1,075	1,124

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	American Express Credit Account Master Trust Series 2018-8	3.180%	4/15/24	500	503
[9]	American Express Credit Account Master Trust Series 2019-3	2.000%	4/15/25	500	511
[9]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.260%	1/18/24	154	155
[9]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.500%	1/18/24	150	153
[9]	AmeriCredit Automobile Receivables Trust Series 2019-1	2.970%	11/20/23	157	158
[9]	AmeriCredit Automobile Receivables Trust Series 2020-1	1.110%	8/19/24	1,000	1,005
[9]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	25	25
[9]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.530%	6/18/25	1,025	1,028
[9]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	100	100
[9]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	250	250
[9]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	150	150
[9]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	100	100
[9]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	75	75
[9]	BA Credit Card Trust Series 2019-A1	1.740%	1/15/25	750	763
[9]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	150	150
[9]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	153	161
[9]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	300	327
[9]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	1,080	1,196
[9]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	420	461
[9]	BANK Series 2017-BNK4	3.625%	5/15/50	800	889
[9]	BANK Series 2017-BNK5	3.390%	6/15/60	700	770
[9]	BANK Series 2017-BNK5	3.624%	6/15/60	350	382
[9]	BANK Series 2017-BNK6	3.254%	7/15/60	175	189
[9]	BANK Series 2017-BNK6	3.518%	7/15/60	980	1,086
[9]	BANK Series 2017-BNK6	3.741%	7/15/60	780	857
[9]	BANK Series 2017-BNK7	3.175%	9/15/60	480	521
[9]	BANK Series 2017-BNK7	3.435%	9/15/60	275	304
[9]	BANK Series 2017-BNK7	3.748%	9/15/60	300	330
[9]	BANK Series 2017-BNK8	3.488%	11/15/50	600	665
[9]	BANK Series 2017-BNK8	3.731%	11/15/50	100	110
[9]	BANK Series 2017-BNK8	4.206%	11/15/50	250	268
[9]	BANK Series 2017-BNK9	3.279%	11/15/54	600	650
[9]	BANK Series 2017-BNK9	3.538%	11/15/54	600	667
[9]	BANK Series 2018-BN10	3.641%	2/15/61	125	137
[9]	BANK Series 2018-BN10	3.688%	2/15/61	400	448
[9]	BANK Series 2018-BN10	3.898%	2/15/61	150	167
[9]	BANK Series 2018-BN11	4.046%	3/15/61	400	457
[9]	BANK Series 2018-BN12	4.255%	5/15/61	500	578
[9]	BANK Series 2018-BN12	4.488%	5/15/61	150	173
[9]	BANK Series 2018-BN13	3.953%	8/15/61	165	185
[9]	BANK Series 2018-BN13	4.217%	8/15/61	225	260
[9]	BANK Series 2018-BN14	3.966%	9/15/60	100	113
[9]	BANK Series 2018-BN14	4.128%	9/15/60	350	371
[9]	BANK Series 2018-BN14	4.231%	9/15/60	250	290
[9]	BANK Series 2018-BN14	4.481%	9/15/60	175	203
[9]	BANK Series 2018-BN15	4.407%	11/15/61	470	550
[9]	BANK Series 2019-BN16	4.005%	2/15/52	275	316
[9]	BANK Series 2019-BN17	3.714%	4/15/52	360	406
[9]	BANK Series 2019-BN17	3.976%	4/15/52	75	85
[9]	BANK Series 2019-BN18	3.584%	5/15/62	640	717
[9]	BANK Series 2019-BN18	3.826%	5/15/62	200	224
[9]	BANK Series 2019-BN19	3.183%	8/15/61	350	383
[9]	BANK Series 2019-BN19	4.167%	8/15/61	140	150
[9]	BANK Series 2019-BN20	3.011%	9/15/62	725	784
[9]	BANK Series 2019-BN21	2.851%	10/17/52	595	636
[9]	BANK Series 2019-BN21	3.093%	10/17/52	300	321

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	BANK Series 2019-BN22	2.978%	11/15/62	315	340
[9]	BANK Series 2019-BN23	2.920%	12/15/52	735	789
[9]	BANK Series 2019-BN23	3.203%	12/15/52	275	297
[9]	BANK Series 2019-BN24	2.960%	11/15/62	575	620
[9]	BANK Series 2019-BN24	3.283%	11/15/62	275	298
[9]	BANK Series 2020-BN25	2.649%	1/15/63	375	395
[9]	BANK Series 2020-BN25	2.841%	1/15/63	265	278
[9]	BANK Series 2020-BN26	2.403%	3/15/63	675	698
[9]	BANK Series 2020-BN26	2.687%	3/15/63	215	223
[9]	BANK Series 2020-BN27	2.144%	4/15/63	600	609
[9]	BANK Series 2020-BN27	2.551%	4/15/63	175	180
[9]	BANK Series 2020-BN28	1.844%	3/15/63	180	178
[9]	BANK Series 2020-BN29	1.997%	11/15/53	250	250
[9]	BANK Series 2020-BN30	1.925%	12/15/53	300	298
[9]	BANK Series 2020-BN30	2.111%	12/15/53	35	35
[9]	BANK Series 2021-BN31	2.036%	2/15/54	225	226
[9]	BANK Series 2021-BN31	2.211%	2/15/54	125	124
[9]	BANK Series 2021-BN32	2.643%	4/15/54	350	369
[9]	BANK Series 2021-BN33	2.556%	5/15/64	175	183
[9]	BANK Series 2021-BN34	2.438%	6/15/63	675	700
[9]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	225	252
[9]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	1,150	1,235
[9]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	100	108
[9]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	625	679
[9]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	375	408
[9]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	1,175	1,306
[9]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	325	359
[9]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	500	582
[9]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	450	474
[9]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	143	151
[9]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	150	151
[9]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	525	527
[9]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	110	111
[9]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	650	666
[9,11]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	650	675
[9]	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26	5.513%	1/12/45	47	47
[9]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	450	502
[9]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	200	221
[9]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	450	468
[9]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	2,280	2,575
[9]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	625	701
[9]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	400	418
[9]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	1,000	1,140
[9]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	250	287
[9]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	500	572
[9]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	1,175	1,362
[9]	Benchmark Mortgage Trust Series 2018-B6	4.203%	10/10/51	375	398
[9]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	450	522
[9]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	125	145
[9]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	25	29
[9]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	435	505
[9]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	200	232
[9]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	300	339
[9]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	125	141
[9]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	1,175	1,311
[9]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	310	347
[9]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	300	322
[9]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	225	244
[9]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	265	285
[9]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	261	300

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	375	397
[9]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	100	106
[9]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	175	181
[9]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	850	872
[9]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	105	108
[9]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	212	210
[9]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	75	75
[9]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	425	426
[9]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	35	36
[9]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	525	523
[9]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	50	50
[9]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	400	398
[9]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	575	605
[9]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	175	182
[9]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	875	878
[9]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	275	277
[9]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	500	524
[9]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	100	105
[9]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	550	577
[9]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	250	264
[9]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	375	394
[9]	BMW Vehicle Lease Trust Series 2021-1	0.290%	1/25/24	250	250
[9]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	75	75
[9]	BMW Vehicle Owner Trust Series 2018-A	2.510%	6/25/24	82	83
[9]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	100	100
[9]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	25	25
[9]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	65	73
[9]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	550	586
[9]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	560	599
[9]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	240	260
[9]	Capital One Multi-Asset Execution Trust Series 2017-A3	2.430%	1/15/25	700	711
[9]	Capital One Multi-Asset Execution Trust Series 2017-A6	2.290%	7/15/25	1,475	1,512
[9]	Capital One Multi-Asset Execution Trust Series 2019-A1	2.840%	12/15/24	325	330
[9]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	305	309
[9]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	150	155
[9]	Capital One Prime Auto Receivables Trust Series 2020-1	1.600%	11/15/24	225	228
[9]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	50	51
[9]	CarMax Auto Owner Trust Series 2017-4	2.330%	5/15/23	199	200
[9]	CarMax Auto Owner Trust Series 2018-1	2.480%	11/15/22	29	29
[9]	CarMax Auto Owner Trust Series 2018-1	2.640%	6/15/23	100	101
[9]	CarMax Auto Owner Trust Series 2018-2	2.980%	1/17/23	56	56
[9]	CarMax Auto Owner Trust Series 2018-2	3.160%	7/17/23	200	204
[9]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	245	248
[9]	CarMax Auto Owner Trust Series 2019-4	2.020%	11/15/24	750	762
[9]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	100	104
[9]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	375	382
[9]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	55	57
[9]	CarMax Auto Owner Trust Series 2020-2	1.700%	11/15/24	75	76
[9]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	100	100
[9]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	25	25
[9]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	1,825	1,825
[9]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	75	75
[9]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	25	25
[9]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	250	250
[9]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	50	50
[9]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	475	476
[9]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	100	100

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	100	100
[9]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	625	664
[9]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	600	660
[9]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	66	71
[9]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	503	557
[9]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	131	142
[9]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	500	551
[9]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	300	330
[9]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	250	270
[9]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	475	522
[9]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	275	300
[9]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	30	34
[9]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	575	665
[9]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	200	208
[9]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	775	828
[9]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	636	665
[9]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	425	469
[9]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	550	593
[9]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	400	431
[9]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	950	1,024
[9]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	300	330
[9]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	800	881
[9]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	200	220
[9]	Chase Issuance Trust Series 2012-A7	2.160%	9/15/24	1,314	1,345
[9]	Chase Issuance Trust Series 2020-A1	1.530%	1/15/25	1,900	1,937
[9]	Citibank Credit Card Issuance Trust Series 2016-A2	2.190%	11/20/23	775	781
[9]	Citibank Credit Card Issuance Trust Series 2018-A3	3.290%	5/23/25	2,000	2,112
[9]	Citibank Credit Card Issuance Trust Series 2018-A6	3.210%	12/7/24	400	417
[9]	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	553	563
[9]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	100	104
[9]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.422%	4/10/46	100	103
[9]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	250	268
[9]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	350	375
[9]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	38	39
[9]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	275	292
[9]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	100	107
[9]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	100	106
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/10/47	42	44
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	125	134
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/10/47	125	134
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	200	215
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	150	160
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	300	323
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	650	702
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	800	853
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	325	344
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	650	697
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	318	337
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	350	383
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	425	467
[9]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	218	228
[9]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	425	460
[9]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	175	188
[9]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	2,100	2,303
[9]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	250	264
[9]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	250	267
[9]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	1,100	1,211
[9]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	150	164
[9]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	175	194
[9]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	150	156

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	1,200	1,363
[9]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	186	202
[9]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	975	1,044
[9]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	1,125	1,218
[9]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	450	476
[9]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	190	200
[9]	COMM Mortgage Trust Series 2012-CR2	3.147%	8/15/45	144	147
[9]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	189	193
[9]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	348	356
[9]	COMM Mortgage Trust Series 2013-CR10	4.210%	8/10/46	160	171
[9]	COMM Mortgage Trust Series 2013-CR11	3.660%	8/10/50	98	101
[9]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	259	275
[9]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	330	354
[9]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	200	215
[9]	COMM Mortgage Trust Series 2013-CR12	3.623%	10/10/46	63	65
[9]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	167	175
[9]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	125	133
[9]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	75	79
[9]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	50	53
[9]	COMM Mortgage Trust Series 2013-CR13	3.706%	11/10/46	26	27
[9]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	450	484
[9]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	150	161
[9]	COMM Mortgage Trust Series 2013-CR6	3.101%	3/10/46	1,858	1,897
[9]	COMM Mortgage Trust Series 2013-CR7	3.213%	3/10/46	92	95
[9]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	273	287
[9]	COMM Mortgage Trust Series 2013-CR9	4.389%	7/10/45	365	387
[9]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	224	238
[9]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	222	228
[9]	COMM Mortgage Trust Series 2013-LC6	3.282%	1/10/46	154	159
[9]	COMM Mortgage Trust Series 2013-LC6	4.242%	1/10/46	60	61
[9]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	103	103
[9]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	275	297
[9]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	325	351
[9]	COMM Mortgage Trust Series 2014-CR14	4.762%	2/10/47	175	188
[9]	COMM Mortgage Trust Series 2014-CR15	2.928%	2/10/47	8	8
[9]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	61	64
[9]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	209	225
[9]	COMM Mortgage Trust Series 2014-CR15	4.815%	2/10/47	105	113
[9]	COMM Mortgage Trust Series 2014-CR15	4.865%	2/10/47	175	188
[9]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	57	59
[9]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	275	298
[9]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	100	106
[9]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	88	91
[9]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	125	135
[9]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	150	162
[9]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	650	704
[9]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	150	162
[9]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	275	294
[9]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	3,815	4,062
[9]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	325	348
[9]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	240	262
[9]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	42	44
[9]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	202	217
[9]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	57	61
[9]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	36	39
[9]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	350	378
[9]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	225	241
[9]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	167	179
[9]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	500	542
[9]	COMM Mortgage Trust Series 2014-UBS6	2.935%	12/10/47	41	42
[9]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	296	310

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	800	864
[9]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	225	244
[9]	COMM Mortgage Trust Series 2015-CR22	2.856%	3/10/48	47	47
[9]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	575	619
[9]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	500	538
[9]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	192	201
[9]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	475	516
[9]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	175	190
[9]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	474	503
[9]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	425	467
[9]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	850	930
[9]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	351	371
[9]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	400	437
[9]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	325	349
[9]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	55	58
[9]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	425	455
[9]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	200	214
[9]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	200	220
[9]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	450	494
[9]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	1,200	1,323
[9]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	462	490
[9]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	125	138
[9]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	500	575
[9]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	450	484
[9]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	150	163
[9]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	400	431
[9]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	200	214
[9]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	175	183
[9]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	550	594
[9]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	225	237
[9]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	264	276
[9]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	925	1,010
[9]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.266%	8/15/48	200	211
[9]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	172	182
[9]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	500	550
[9]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	800	873
[9]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	800	871
[9]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	575	630
[9]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	250	273
[9]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	1,200	1,356
[9]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	250	287
[9]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	975	1,113
[9]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	1,125	1,231
[9]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	1,075	1,139
[9]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	175	187
[9]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	400	467
[9]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	300	324
[9]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	325	346
[9]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	600	657
[9]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	150	163
[9]	DBJPM Mortgage Trust Series 2020-C9	1.926%	9/15/53	200	199
[9]	Discover Card Execution Note Trust Series 2017-A2	2.390%	7/15/24	800	810
[9]	Discover Card Execution Note Trust Series 2018-A1	3.030%	8/15/25	1,000	1,045
[9]	Discover Card Execution Note Trust Series 2019-A3	1.890%	10/15/24	1,100	1,123
[9]	Drive Auto Receivables Trust Series 2018-5	4.300%	4/15/26	150	156
[9]	Drive Auto Receivables Trust Series 2019-1	4.090%	6/15/26	460	479
[9]	Drive Auto Receivables Trust Series 2020-1	2.080%	7/15/24	300	302
[9]	Drive Auto Receivables Trust Series 2020-1	2.360%	3/16/26	190	190
[9]	Drive Auto Receivables Trust Series 2020-2	1.420%	3/17/25	50	50
[9]	Drive Auto Receivables Trust Series 2021-1	0.650%	7/15/25	125	125
[9]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	100	100

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	310	313
[9]	Exeter Automobile Receivables Trust Series 2021-1A	0.500%	2/18/25	150	150
[9]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	350	350
[9,10]	Fannie Mae-Aces Series 2013-M7	2.280%	12/27/22	208	213
[9,10]	Fannie Mae-Aces Series 2014-M1	3.185%	7/25/23	884	925
[9,10]	Fannie Mae-Aces Series 2014-M12	2.614%	10/25/21	129	130
[9,10]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	419	446
[9,10]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	341	362
[9,10]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	496	528
[9,10]	Fannie Mae-Aces Series 2014-M7	3.338%	6/25/24	849	906
[9,10]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	525	556
[9,10]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	688	732
[9,10]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	974	1,026
[9,10]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	347	380
[9,10]	Fannie Mae-Aces Series 2015-M12	2.884%	5/25/25	758	810
[9,10]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	1,025	1,103
[9,10]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	560	592
[9,10]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	364	385
[9,10]	Fannie Mae-Aces Series 2015-M4	2.509%	7/25/22	259	261
[9,10]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	618	652
[9,10]	Fannie Mae-Aces Series 2015-M8	2.344%	1/25/25	93	95
[9,10]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	825	881
[9,10]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	900	955
[9,10]	Fannie Mae-Aces Series 2016-M12	2.533%	9/25/26	950	1,008
[9,10]	Fannie Mae-Aces Series 2016-M13	2.566%	9/25/26	249	265
[9,10]	Fannie Mae-Aces Series 2016-M2	2.152%	1/25/23	373	379
[9,10]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	391	419
[9,10]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	400	427
[9,10]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	800	851
[9,10]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	600	639
[9,10]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	149	153
[9,10]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	261	273
[9,10]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	1,300	1,370
[9,10]	Fannie Mae-Aces Series 2017-M1	2.496%	10/25/26	1,075	1,142
[9,10]	Fannie Mae-Aces Series 2017-M10	2.639%	7/25/24	435	455
[9,10]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	500	554
[9,10]	Fannie Mae-Aces Series 2017-M12	3.181%	6/25/27	1,206	1,330
[9,10]	Fannie Mae-Aces Series 2017-M14	2.964%	11/25/27	350	382
[9,10]	Fannie Mae-Aces Series 2017-M15	3.196%	11/25/27	1,150	1,244
[9,10]	Fannie Mae-Aces Series 2017-M2	2.890%	2/25/27	1,182	1,281
[9,10]	Fannie Mae-Aces Series 2017-M3	2.559%	12/25/26	1,500	1,606
[9,10]	Fannie Mae-Aces Series 2017-M4	2.665%	12/25/26	1,116	1,196
[9,10]	Fannie Mae-Aces Series 2017-M5	3.276%	4/25/29	300	337
[9,10]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	675	734
[9,10]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	1,563	1,722
[9,10]	Fannie Mae-Aces Series 2018-M1	3.084%	12/25/27	575	632
[9,10]	Fannie Mae-Aces Series 2018-M12	3.775%	8/25/30	850	994
[9,10]	Fannie Mae-Aces Series 2018-M13	3.820%	9/25/30	825	972
[9,10]	Fannie Mae-Aces Series 2018-M14	3.700%	8/25/28	700	804
[9,10]	Fannie Mae-Aces Series 2018-M2	2.999%	1/25/28	1,425	1,568
[9,10]	Fannie Mae-Aces Series 2018-M3	3.191%	2/25/30	325	366
[9,10]	Fannie Mae-Aces Series 2018-M4	3.147%	3/25/28	720	798
[9,10]	Fannie Mae-Aces Series 2018-M7	3.150%	3/25/28	400	443
[9,10]	Fannie Mae-Aces Series 2019-M1	3.673%	9/25/28	750	857
[9,10]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	2,725	2,986
[9,10]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	1,000	1,070
[9,10]	Fannie Mae-Aces Series 2019-M2	3.749%	11/25/28	875	988
[9,10]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	125	134
[9,10]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	1,475	1,581
[9,10]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	900	1,053
[9,10]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	775	872

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	975	1,092
[9,10]	Fannie Mae-Aces Series 2019-M9	2.937%	4/25/29	1,225	1,353
[9,10]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	815	880
[9,10]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	350	350
[9,10]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	1,150	1,128
[9,10]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	900	890
[9,10]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	525	554
[9,10]	Fannie Mae-Aces Series 2020-M52	1.363%	10/25/30	675	661
[9,10]	Fannie Mae-Aces Series 2021-M1	1.436%	11/25/30	725	717
[9,10]	Fannie Mae-Aces Series 2021-M11	1.507%	3/25/31	1,900	1,897
[9,10]	Fannie Mae-Aces Series 2021-M13	1.659%	4/25/31	215	216
[9,10]	Fannie Mae-Aces Series 2021-M4	1.515%	2/25/31	4,275	4,255
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K017	2.873%	12/25/21	1,259	1,267
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K019	2.272%	3/25/22	1,047	1,058
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K020	2.373%	5/25/22	100	101
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K021	2.396%	6/25/22	904	917
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K026	2.510%	11/25/22	1,275	1,308
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K027	2.637%	1/25/23	1,275	1,314
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K029	3.320%	2/25/23	1,250	1,303
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K030	2.779%	9/25/22	93	94
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K031	3.300%	4/25/23	1,260	1,321
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K032	3.016%	2/25/23	296	302
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K033	2.871%	2/25/23	415	426
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K034	3.531%	7/25/23	1,208	1,273
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	1,375	1,462
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	50	53
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	2.604%	10/25/23	89	90
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	1,275	1,364
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	92	95
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	850	913
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	212	220
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	1,025	1,103
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	1,000	1,076
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	96	99
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	2,375	2,521
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	91	93
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	600	645
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	2.493%	4/25/48	238	245

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	4/25/48	675	725
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	650	704
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	126	131
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	525	572
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	1,025	1,115
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	450	486
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	750	819
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	450	490
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	275	298
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	700	752
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	1,000	1,072
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	575	613
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	1,025	1,096
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	500	537
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	800	878
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	1,000	1,108
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	2,000	2,222
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	2,400	2,678
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	1,775	1,981
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	1,300	1,439
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	915	1,015
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	600	662
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	875	971
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	500	557
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	875	973
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	275	308
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	960	1,074
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	450	508
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	500	562
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	1,000	1,141
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	675	773
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	2,575	2,991

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	500	580
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	1,000	1,166
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	279	310
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	800	934
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	1,200	1,401
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	550	643
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	3,425	4,032
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	11/25/51	2,400	2,771
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	1,025	1,203
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	92	102
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	800	929
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	1,175	1,359
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	475	545
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	900	1,025
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	300	344
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	975	1,103
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	1,650	1,830
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	1,150	1,270
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	1,150	1,260
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	1,000	1,077
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	1,850	1,980
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	850	921
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	1,500	1,617
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	1,400	1,511
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	1,100	1,197
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	2/25/52	1,835	1,944
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	3/25/53	365	376
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	600	602
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	1,000	1,007
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	225	225
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	550	544
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	700	693

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	1,250	1,238
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	1,200	1,190
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	1,600	1,599
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	1,100	1,099
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	11/25/53	124	123
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	11/25/53	700	702
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	11/25/30	50	49
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	700	700
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	2/25/54	2,150	2,170
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	1,225	1,240
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	875	900
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	1,075	1,126
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	600	630
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	1,115	1,163
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	250	249
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	1,800	1,855
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	300	352
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	2,135	2,580
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	375	434
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	950	1,124
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	2,295	2,532
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	950	1,056
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	625	631
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	875	859
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	1,250	1,228
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	375	374
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	1,065	1,081
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	400	452
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	250	258
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	875	928
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	1,600	1,801
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	900	1,016

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	150	172
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	200	234
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	400	470
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	850	1,018
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	275	330
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	375	460
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K717	2.991%	9/25/21	980	982
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K718	2.791%	1/25/22	745	752
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K720	2.716%	6/25/22	525	533
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K722	2.183%	5/25/22	161	163
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	500	517
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	1,000	1,050
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	1,200	1,266
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	719	756
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	1,500	1,586
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	1,175	1,251
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	2,000	2,140
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.452%	9/25/24	20	20
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	1,200	1,303
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	1,000	1,082
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	1,000	1,095
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	1,565	1,707
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	2,000	2,158
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	1,700	1,817
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	1,850	1,864
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	1,725	1,763
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	850	876
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	550	566
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	800	850
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	800	863
[9]	Fifth Third Auto Trust Series 2019-1	2.640%	12/15/23	334	338
[9]	Fifth Third Auto Trust Series 2019-1	2.690%	11/16/26	175	181
[9]	Ford Credit Auto Lease Trust Series 2019-A	2.980%	6/15/22	20	20
[9]	Ford Credit Auto Lease Trust Series 2020-B	0.620%	8/15/23	630	632

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Ford Credit Auto Lease Trust Series 2021-A	0.260%	2/15/24	450	450
[9]	Ford Credit Auto Lease Trust Series 2021-A	0.300%	4/15/24	100	100
[9]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	409	414
[9]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	275	285
[9]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	50	50
[9]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	600	602
[9]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	125	126
[9]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	275	275
[9]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	125	124
[9]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	650	649
[9]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	235	234
[9]	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	820	842
[9]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	900	943
[9]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	765	805
[9]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	1,065	1,070
[9]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	175	175
[9]	GM Financial Automobile Leasing Trust Series 2019-2	2.720%	3/20/23	94	95
[9]	GM Financial Automobile Leasing Trust Series 2020-1	1.670%	12/20/22	105	106
[9]	GM Financial Automobile Leasing Trust Series 2020-1	1.700%	12/20/23	40	41
[9]	GM Financial Automobile Leasing Trust Series 2020-2	0.800%	7/20/23	75	75
[9]	GM Financial Automobile Leasing Trust Series 2020-3	0.450%	8/21/23	1,960	1,964
[9]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	75	75
[9]	GM Financial Automobile Leasing Trust Series 2020-3	0.760%	10/21/24	25	25
[9]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	400	399
[9]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	75	75
[9]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	2.810%	12/16/22	87	87
[9]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	3.020%	12/18/23	400	406
[9]	GM Financial Consumer Automobile Receivables Trust Series 2018-4	3.320%	6/17/24	100	103
[9]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.840%	9/16/24	375	379
[9]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	115	118
[9]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	125	125
[9]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	450	450
[9]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	65	65
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	350	349
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	1,390	1,378
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	235	235
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	75	75
[9]	GM Financial Leasing Trust Series 2021-1	0.260%	2/20/24	300	300
[9]	GM Financial Leasing Trust Series 2021-1	0.330%	2/20/25	75	75
[9]	GM Financial Leasing Trust Series 2021-1	0.540%	2/20/25	50	50
[9]	GS Mortgage Securities Corp. II Series 2013-GC10	2.943%	2/10/46	246	254
[9]	GS Mortgage Securities Corp. II Series 2013-GC10	3.279%	2/10/46	92	95
[9]	GS Mortgage Securities Trust Series 2012-GC6	3.482%	1/10/45	416	418
[9]	GS Mortgage Securities Trust Series 2012-GCJ7	3.377%	5/10/45	93	94
[9]	GS Mortgage Securities Trust Series 2012-GCJ9	2.773%	11/10/45	316	322
[9]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	275	286

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	GS Mortgage Securities Trust Series 2013-GC12	3.375%	6/10/46	118	123
[9]	GS Mortgage Securities Trust Series 2013-GC14	3.817%	8/10/46	55	57
[9]	GS Mortgage Securities Trust Series 2013-GC14	4.243%	8/10/46	1,075	1,146
[9]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	54	56
[9]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	625	671
[9]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	1,025	1,098
[9]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	275	288
[9]	GS Mortgage Securities Trust Series 2014-GC22	3.467%	6/10/47	93	96
[9]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	150	162
[9]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	475	516
[9]	GS Mortgage Securities Trust Series 2014-GC24	4.648%	9/10/47	125	130
[9]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	172	179
[9]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	800	865
[9]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	125	135
[9]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	125	130
[9]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	500	538
[9]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	450	486
[9]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	351	369
[9]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	175	192
[9]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	348	368
[9]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	400	435
[9]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	300	322
[9]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	775	827
[9]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	275	302
[9]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	200	218
[9]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	625	695
[9]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	250	275
[9]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	700	770
[9]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	30	33
[9]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	983	1,083
[9]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	262	285
[9]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	400	448
[9]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	250	267
[9]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	550	600
[9]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	1,125	1,216
[9]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/1/52	275	296
[9]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	500	541
[9]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	525	564
[9]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	150	161
[9]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	250	258
[9]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	475	474
[9]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	75	75
[9]	Honda Auto Receivables Owner Trust Series 2018-1	2.830%	5/15/24	234	234
[9]	Honda Auto Receivables Owner Trust Series 2018-2	3.010%	5/18/22	16	16
[9]	Honda Auto Receivables Owner Trust Series 2018-2	3.160%	8/19/24	200	202
[9]	Honda Auto Receivables Owner Trust Series 2019-2	2.520%	6/21/23	462	468
[9]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	125	129
[9]	Honda Auto Receivables Owner Trust Series 2020-1	1.610%	4/22/24	450	456
[9]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	70	72
[9]	Honda Auto Receivables Owner Trust Series 2020-2	0.820%	7/15/24	255	257
[9]	Honda Auto Receivables Owner Trust Series 2020-3	0.370%	10/18/24	1,465	1,467
[9]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	75	75
[9]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	425	425
[9]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	185	184
[9]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	550	548
[9]	Hyundai Auto Receivables Trust Series 2018-A	2.790%	7/15/22	1	1
[9]	Hyundai Auto Receivables Trust Series 2018-A	2.940%	6/17/24	325	328
[9]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	75	77
[9]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	50	51
[9]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	175	175
[9]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	75	75

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	200	200
[9]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	50	50
[9]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	150	150
[9]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	75	75
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6	3.507%	5/15/45	363	370
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8	2.829%	10/15/45	1,260	1,286
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX	3.483%	6/15/45	228	230
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.143%	12/15/47	143	148
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.372%	12/15/47	109	113
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	68	71
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	199	209
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	300	322
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	150	161
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	5.124%	12/15/46	150	160
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	673	698
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	175	179
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	250	268
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	325	360
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	975	1,039
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	400	442
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	325	358
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	122	128
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.175%	7/15/45	81	85
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	102	106
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	611	640
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	220	234
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	29	30
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	435	466
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	275	294
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	94	98
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	625	673
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	125	134
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	5.048%	1/15/47	188	200
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	774	833

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	93	100
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.960%	2/15/47	113	119
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	75	76
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	225	242
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	175	189
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	63	66
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	100	108
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	75	80
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	650	703
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	175	187
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	319	347
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	188	203
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	39	40
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	150	162
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	300	317
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	750	810
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	200	216
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	360	389
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	200	215
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	200	211
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	301	315
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	218	232
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.227%	10/15/48	500	534
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	100	107
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	165	173
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	350	379
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	325	339
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	425	467
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	200	220
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	166	175
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	443	484
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	332	350

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	425	460
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	300	331
[9]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/15/49	284	300
[9]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	1,250	1,389
[9]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.050%	7/15/50	115	116
[9]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	250	276
[9]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	400	439
[9]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	1,400	1,603
[9]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	850	938
[9]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	75	83
[9]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	300	322
[9]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	150	158
[9]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	2,000	2,213
[9]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	425	467
[9]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	275	304
[9]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	175	192
[9]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	1,000	1,150
[9]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	125	143
[9]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	1,250	1,352
[9]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	250	254
[9]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.840%	12/15/22	275	277
[9]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.880%	9/15/25	125	127
[9]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	50	50
[9]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.250%	1/16/24	300	300
[9]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	125	125
[9]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	225	225
[9]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	100	100
[9]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.550%	2/18/25	175	176
[9]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	30	30
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5	3.176%	8/15/45	175	178
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.217%	7/15/46	1,600	1,688
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.296%	8/15/46	240	252
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.496%	8/15/46	120	119
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	445	476
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	300	321
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.909%	11/15/46	150	158

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	2.918%	2/15/46	179	184
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	3.214%	2/15/46	36	37
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.134%	12/15/48	225	232
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.376%	12/15/48	100	103
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.102%	5/15/46	150	156
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.456%	5/15/46	125	130
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	375	403
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	5.028%	2/15/47	150	162
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	43	45
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	325	349
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.493%	6/15/47	125	128
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	100	108
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.633%	10/15/47	125	134
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	156	163
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	275	296
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	137	142
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	725	775
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	334	349
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	325	347
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	200	210
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	119	124
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	450	493
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	275	301
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	415	436
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	350	384
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	237	250
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	300	326
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	176	186
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	250	274
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	281	293
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	800	871
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	800	852

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	950	1,025
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	800	891
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	325	359
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	1,000	1,107
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	400	443
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	400	432
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	575	638
[9]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	225	250
[9,11]	Morgan Stanley Capital I Inc. Series 2021-L6	2.444%	6/15/54	375	386
[9,11]	Morgan Stanley Capital I Inc. Series 2021-L6	2.749%	6/15/54	50	52
[9,11]	Morgan Stanley Capital I Inc. Series 2021-L6	2.951%	6/15/54	25	26
[9]	Morgan Stanley Capital I Trust Series 2012-C4	3.244%	3/15/45	451	454
[9]	Morgan Stanley Capital I Trust Series 2012-C4	3.773%	3/15/45	225	227
[9]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	300	330
[9]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	400	432
[9]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	317	339
[9]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	800	852
[9]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	825	906
[9]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	125	135
[9]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	550	608
[9]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	1,050	1,160
[9]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	125	138
[9]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	200	218
[9]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	250	279
[9]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	625	719
[9]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	775	842
[9]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	300	301
[9]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	750	793
[9]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	115	121
[9]	Nissan Auto Lease Trust Series 2020-A	1.840%	1/17/23	175	176
[9]	Nissan Auto Lease Trust Series 2020-A	1.880%	4/15/25	75	76
[9]	Nissan Auto Receivables Owner Trust Series 2017-B	1.950%	10/16/23	78	78
[9]	Nissan Auto Receivables Owner Trust Series 2018-A	2.890%	6/17/24	338	341
[9]	Nissan Auto Receivables Owner Trust Series 2019-B	2.500%	11/15/23	398	404
[9]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	150	155
[9]	Nissan Auto Receivables Owner Trust Series 2019-C	1.930%	7/15/24	650	658
[9]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	150	155
[9]	Nissan Auto Receivables Owner Trust Series 2020-A	1.380%	12/16/24	150	152
[9]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	200	201
[9]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	50	50
[9]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	475	473
[9]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	225	224
[9]	PSNH Funding LLC 3 Series 2018-1	3.094%	2/1/26	101	104
[9]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	100	109
[9]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	225	261
[9]	Santander Drive Auto Receivables Trust Series 2018-2	3.350%	7/17/23	18	18
[9]	Santander Drive Auto Receivables Trust Series 2018-3	3.510%	8/15/23	18	18
[9]	Santander Drive Auto Receivables Trust Series 2020-1	4.110%	12/15/25	195	205
[9]	Santander Drive Auto Receivables Trust Series 2020-2	0.960%	11/15/24	100	100
[9]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	150	152
[9]	Santander Drive Auto Receivables Trust Series 2020-3	0.690%	3/17/25	150	150
[9]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	100	101
[9]	Santander Drive Auto Receivables Trust Series 2020-4	0.730%	3/17/25	100	100
[9]	Santander Drive Auto Receivables Trust Series 2020-4	1.010%	1/15/26	150	151
[9]	Santander Drive Auto Receivables Trust Series 2021-1	0.500%	4/15/25	375	375

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	200	200
[9]	Santander Drive Auto Receivables Trust Series 2021-2	0.590%	9/15/25	135	135
[9]	Santander Drive Auto Receivables Trust Series 2021-2	0.900%	6/15/26	320	320
[9]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	275	275
[9]	Synchrony Card Funding LLC Series 2019-A2	2.340%	6/15/25	260	265
[9]	Synchrony Card Issuance Trust Series 2018-A1	3.380%	9/15/24	1,200	1,208
[9]	Synchrony Credit Card Master Note Trust Series 2017-2	2.620%	10/15/25	675	696
[9]	Synchrony Credit Card Master Note Trust Series 2018-2	3.470%	5/15/26	1,175	1,244
[9]	Toyota Auto Receivables Owner Trust Series 2018-A	2.520%	5/15/23	168	169
[9]	Toyota Auto Receivables Owner Trust Series 2018-B	2.960%	9/15/22	74	75
[9]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	100	102
[9]	Toyota Auto Receivables Owner Trust Series 2020-A	1.660%	5/15/24	565	573
[9]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	195	200
[9]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	50	51
[9]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	165	165
[9]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	300	300
[9]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	50	50
[9]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	250	249
[9]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	100	99
[9]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	1,450	1,444
[9]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	175	174
[9]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	800	878
[9]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	350	380
[9]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	600	660
[9]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	150	164
[9]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	725	794
[9]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	300	329
[9]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	475	509
[9]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	600	658
[9]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	262	290
[9]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	400	437
[9]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	600	663
[9]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	325	361
[9]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	800	919
[9]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	150	171
[9]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	475	549
[9]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	117	124
[9]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	600	694
[9]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	100	116
[9]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	975	1,136
[9]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	575	667
[9]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	600	668
[9]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	200	227
[9]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	325	368
[9]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	1,200	1,364
[9]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	400	445
[9]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	125	139
[9]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	450	479
[9]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	275	295
[9]	UBS-Barclays Commercial Mortgage Trust Series 2012-C4	2.850%	12/10/45	1,000	1,026
[9]	UBS-Barclays Commercial Mortgage Trust Series 2013-C5	3.185%	3/10/46	290	299
[9]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	175	181
[9]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	75	78
[9]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	1,925	1,921
[9]	Verizon Owner Trust Series 2020-A	1.850%	7/22/24	730	743
[9]	Verizon Owner Trust Series 2020-B	0.470%	2/20/25	1,969	1,974
[9]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	130	130

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.020%	11/21/22	46	47
[9]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.150%	7/22/24	100	101
[9]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	100	101
[9]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	2.918%	10/15/45	199	203
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	60	62
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	900	969
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	50	52
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.271%	12/15/47	90	91
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	400	431
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	200	215
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	295	307
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	200	214
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	175	185
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	872	915
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	625	680
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	117	127
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	200	209
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	625	682
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	225	246
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	84	88
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	853	916
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	200	211
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	147	155
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	275	303
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	225	248
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	24	24
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	87	89
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	175	187
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	294	312
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	200	221
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	767	830
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	525	556
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	200	211
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	475	521

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	315	344
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	325	347
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	175	183
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	325	363
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	350	366
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	614	660
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	210	233
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	854	942
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	242	264
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	725	798
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	400	439
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	400	437
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	600	664
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	150	165
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,000	1,102
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	1,200	1,333
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	1,200	1,329
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	1,200	1,365
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	200	225
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	775	892
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	1,000	1,151
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	475	546
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	1,075	1,260
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	582
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	975	1,117
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	575	648
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	780	858
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	200	215
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	350	373
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	750	813
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	450	491
[9]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	675	715

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	135	140
[9]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	175	176
[9]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	400	421
[9]	WFRBS Commercial Mortgage Trust Series 2012-C10	2.875%	12/15/45	600	615
[9]	WFRBS Commercial Mortgage Trust Series 2012-C6	3.440%	4/15/45	194	195
[9]	WFRBS Commercial Mortgage Trust Series 2012-C7	3.431%	6/15/45	300	305
[9]	WFRBS Commercial Mortgage Trust Series 2012-C7	4.090%	6/15/45	250	251
[9]	WFRBS Commercial Mortgage Trust Series 2012-C8	3.001%	8/15/45	175	178
[9]	WFRBS Commercial Mortgage Trust Series 2012-C9	2.870%	11/15/45	319	326
[9]	WFRBS Commercial Mortgage Trust Series 2013-C11	3.071%	3/15/45	248	256
[9]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.198%	3/15/48	106	110
[9]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.560%	3/15/48	52	54
[9]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	222	230
[9]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	44	46
[9]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.337%	6/15/46	400	418
[9]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	200	208
[9]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	61	63
[9]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	650	687
[9]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	160	168
[9]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	85	89
[9]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	180	193
[9]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	290	312
[9]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	49	51
[9]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	100	107
[9]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	100	106
[9]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	100	107
[9]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,436	1,548
[9]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	50	54
[9]	WFRBS Commercial Mortgage Trust Series 2013-C18	5.024%	12/15/46	75	79
[9]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	174	186
[9]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.208%	3/15/46	50	53
[9]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	27	28
[9]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.660%	3/15/47	53	55
[9]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	175	189
[9]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	50	53
[9]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	57	60
[9]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	125	135
[9]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	125	134
[9]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	281	298
[9]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	425	458
[9]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	650	703
[9]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	100	108
[9]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	165	173
[9]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	125	136
[9]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	75	81
[9]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	200	217
[9]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	156	162
[9]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	725	778
[9]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	300	322
[9]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	475	481
[9]	World Omni Auto Receivables Trust Series 2020-A	1.700%	1/17/23	200	203
[9]	World Omni Auto Receivables Trust Series 2020-A	1.100%	4/15/25	350	353
[9]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	115	117
[9]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	175	176
[9]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	50	50
[9]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	200	200
[9]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	75	75
[9]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	215	215

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	50	50
[9]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	350	349
[9]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.450%	2/15/24	350	351
[9]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	75	75
[9]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	50	50
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $519,954)					544,457
Corporate Bonds (10.73%)
Communications (0.99%)
	Activision Blizzard Inc.	3.400%	9/15/26	1,047	1,153
	Activision Blizzard Inc.	1.350%	9/15/30	1,000	937
	Activision Blizzard Inc.	4.500%	6/15/47	325	405
	Activision Blizzard Inc.	2.500%	9/15/50	1,200	1,079
	Alphabet Inc.	3.375%	2/25/24	100	108
	Alphabet Inc.	0.450%	8/15/25	800	791
	Alphabet Inc.	1.998%	8/15/26	1,600	1,674
	Alphabet Inc.	0.800%	8/15/27	900	874
	Alphabet Inc.	1.100%	8/15/30	1,800	1,710
	Alphabet Inc.	1.900%	8/15/40	1,000	910
	Alphabet Inc.	2.050%	8/15/50	2,000	1,770
	Alphabet Inc.	2.250%	8/15/60	1,600	1,417
	America Movil SAB de CV	3.125%	7/16/22	1,060	1,089
	America Movil SAB de CV	3.625%	4/22/29	700	773
	America Movil SAB de CV	2.875%	5/7/30	700	738
	America Movil SAB de CV	6.375%	3/1/35	800	1,146
	America Movil SAB de CV	6.125%	11/15/37	300	416
	America Movil SAB de CV	6.125%	3/30/40	1,500	2,126
	America Movil SAB de CV	4.375%	7/16/42	950	1,144
	America Movil SAB de CV	4.375%	4/22/49	2,000	2,471
	AT&T Inc.	4.050%	12/15/23	375	407
	AT&T Inc.	0.900%	3/25/24	1,500	1,503
	AT&T Inc.	4.450%	4/1/24	825	901
	AT&T Inc.	3.950%	1/15/25	804	888
	AT&T Inc.	3.400%	5/15/25	3,632	3,958
	AT&T Inc.	3.600%	7/15/25	825	905
	AT&T Inc.	4.125%	2/17/26	2,514	2,825
	AT&T Inc.	1.700%	3/25/26	3,000	3,032
	AT&T Inc.	3.800%	2/15/27	2,570	2,867
	AT&T Inc.	2.300%	6/1/27	2,650	2,742
	AT&T Inc.	1.650%	2/1/28	2,750	2,730
[9]	AT&T Inc.	4.100%	2/15/28	952	1,086
	AT&T Inc.	4.350%	3/1/29	2,700	3,125
[9]	AT&T Inc.	4.300%	2/15/30	2,249	2,600
	AT&T Inc.	2.750%	6/1/31	2,600	2,703
	AT&T Inc.	2.250%	2/1/32	3,000	2,949
[4,9]	AT&T Inc.	2.550%	12/1/33	3,118	3,090
	AT&T Inc.	4.500%	5/15/35	2,330	2,734
	AT&T Inc.	5.250%	3/1/37	2,325	2,933
	AT&T Inc.	4.900%	8/15/37	1,405	1,729
	AT&T Inc.	4.850%	3/1/39	1,000	1,216
	AT&T Inc.	5.350%	9/1/40	1,205	1,552
	AT&T Inc.	3.500%	6/1/41	2,650	2,759
	AT&T Inc.	5.550%	8/15/41	410	541
	AT&T Inc.	5.150%	3/15/42	1,000	1,254
	AT&T Inc.	4.900%	6/15/42	900	1,096
	AT&T Inc.	4.300%	12/15/42	1,523	1,735
	AT&T Inc.	3.100%	2/1/43	3,600	3,529
	AT&T Inc.	4.350%	6/15/45	1,137	1,299
	AT&T Inc.	4.750%	5/15/46	1,825	2,217

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	AT&T Inc.	5.150%	11/15/46	742	950
	AT&T Inc.	4.500%	3/9/48	1,900	2,238
	AT&T Inc.	4.550%	3/9/49	5,062	5,941
	AT&T Inc.	5.150%	2/15/50	750	970
	AT&T Inc.	3.650%	6/1/51	3,135	3,276
	AT&T Inc.	3.300%	2/1/52	1,800	1,753
[4,9]	AT&T Inc.	3.500%	9/15/53	6,206	6,224
[4,9]	AT&T Inc.	3.550%	9/15/55	7,751	7,767
[4,9]	AT&T Inc.	3.800%	12/1/57	5,253	5,489
[4,9]	AT&T Inc.	3.650%	9/15/59	4,249	4,305
	AT&T Inc.	3.850%	6/1/60	1,155	1,218
	AT&T Inc.	3.500%	2/1/61	1,400	1,372
	Baidu Inc.	2.875%	7/6/22	1,050	1,072
	Baidu Inc.	3.500%	11/28/22	500	519
	Baidu Inc.	3.875%	9/29/23	800	850
	Baidu Inc.	4.375%	5/14/24	400	437
	Baidu Inc.	3.075%	4/7/25	200	212
	Baidu Inc.	1.720%	4/9/26	500	506
	Baidu Inc.	3.625%	7/6/27	325	359
	Baidu Inc.	4.375%	3/29/28	400	455
	Baidu Inc.	4.875%	11/14/28	300	355
	Baidu Inc.	3.425%	4/7/30	700	759
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	400	485
	Booking Holdings Inc.	2.750%	3/15/23	2,400	2,492
	Booking Holdings Inc.	3.650%	3/15/25	400	438
	Booking Holdings Inc.	3.600%	6/1/26	755	837
	Booking Holdings Inc.	3.550%	3/15/28	650	725
	British Telecommunications plc	4.500%	12/4/23	500	544
	British Telecommunications plc	5.125%	12/4/28	450	537
	British Telecommunications plc	9.625%	12/15/30	2,300	3,567
	Charter Communications Operating LLC	4.464%	7/23/22	2,415	2,500
[9]	Charter Communications Operating LLC	4.500%	2/1/24	1,330	1,449
	Charter Communications Operating LLC	4.908%	7/23/25	3,500	3,969
	Charter Communications Operating LLC	3.750%	2/15/28	880	971
	Charter Communications Operating LLC	5.050%	3/30/29	1,300	1,537
	Charter Communications Operating LLC	2.800%	4/1/31	1,815	1,857
	Charter Communications Operating LLC	2.300%	2/1/32	800	771
	Charter Communications Operating LLC	6.384%	10/23/35	1,964	2,632
	Charter Communications Operating LLC	3.500%	6/1/41	1,000	1,007
	Charter Communications Operating LLC	6.484%	10/23/45	3,310	4,568
	Charter Communications Operating LLC	5.375%	5/1/47	1,650	2,023
	Charter Communications Operating LLC	5.750%	4/1/48	2,550	3,254
	Charter Communications Operating LLC	5.125%	7/1/49	750	896
	Charter Communications Operating LLC	4.800%	3/1/50	2,450	2,823
	Charter Communications Operating LLC	3.700%	4/1/51	1,745	1,737
	Charter Communications Operating LLC	3.900%	6/1/52	2,500	2,544
	Charter Communications Operating LLC	6.834%	10/23/55	1,325	1,954
	Charter Communications Operating LLC	3.850%	4/1/61	2,800	2,752
	Charter Communications Operating LLC	4.400%	12/1/61	1,000	1,076
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,247
	Comcast Corp.	3.600%	3/1/24	350	378
	Comcast Corp.	3.375%	2/15/25	999	1,084
	Comcast Corp.	3.375%	8/15/25	2,955	3,225
	Comcast Corp.	3.950%	10/15/25	3,089	3,457
	Comcast Corp.	3.150%	3/1/26	2,000	2,176
	Comcast Corp.	2.350%	1/15/27	1,930	2,025
	Comcast Corp.	3.300%	2/1/27	1,075	1,180
	Comcast Corp.	3.300%	4/1/27	1,250	1,378
	Comcast Corp.	3.150%	2/15/28	1,381	1,514
	Comcast Corp.	4.150%	10/15/28	4,000	4,632
	Comcast Corp.	2.650%	2/1/30	1,050	1,105

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Comcast Corp.	3.400%	4/1/30	1,375	1,519
Comcast Corp.	4.250%	10/15/30	1,200	1,411
Comcast Corp.	1.950%	1/15/31	1,300	1,281
Comcast Corp.	1.500%	2/15/31	3,400	3,222
Comcast Corp.	4.250%	1/15/33	1,275	1,518
Comcast Corp.	7.050%	3/15/33	1,025	1,489
Comcast Corp.	5.650%	6/15/35	1,080	1,461
Comcast Corp.	4.400%	8/15/35	1,000	1,204
Comcast Corp.	6.500%	11/15/35	350	509
Comcast Corp.	3.200%	7/15/36	700	749
Comcast Corp.	6.450%	3/15/37	1,350	1,962
Comcast Corp.	6.950%	8/15/37	20	30
Comcast Corp.	3.900%	3/1/38	1,225	1,405
Comcast Corp.	6.400%	5/15/38	868	1,278
Comcast Corp.	4.600%	10/15/38	2,300	2,851
Comcast Corp.	6.550%	7/1/39	350	523
Comcast Corp.	3.250%	11/1/39	575	612
Comcast Corp.	6.400%	3/1/40	450	668
Comcast Corp.	3.750%	4/1/40	2,650	2,996
Comcast Corp.	4.650%	7/15/42	1,065	1,346
Comcast Corp.	4.500%	1/15/43	250	310
Comcast Corp.	4.750%	3/1/44	400	512
Comcast Corp.	4.600%	8/15/45	1,525	1,916
Comcast Corp.	3.400%	7/15/46	1,200	1,282
Comcast Corp.	4.000%	8/15/47	1,700	1,976
Comcast Corp.	3.969%	11/1/47	1,371	1,599
Comcast Corp.	4.000%	3/1/48	322	377
Comcast Corp.	4.700%	10/15/48	3,300	4,278
Comcast Corp.	3.999%	11/1/49	1,803	2,123
Comcast Corp.	3.450%	2/1/50	1,400	1,517
Comcast Corp.	2.800%	1/15/51	1,275	1,227
Comcast Corp.	2.450%	8/15/52	1,500	1,354
Comcast Corp.	4.049%	11/1/52	1,317	1,567
Comcast Corp.	4.950%	10/15/58	2,300	3,182
Comcast Corp.	2.650%	8/15/62	1,000	913
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	5,167
Discovery Communications LLC	2.950%	3/20/23	600	624
Discovery Communications LLC	3.800%	3/13/24	210	225
Discovery Communications LLC	3.900%	11/15/24	534	579
Discovery Communications LLC	3.450%	3/15/25	1,350	1,449
Discovery Communications LLC	3.950%	6/15/25	576	632
Discovery Communications LLC	4.900%	3/11/26	550	628
Discovery Communications LLC	3.950%	3/20/28	1,584	1,764
Discovery Communications LLC	3.625%	5/15/30	1,930	2,107
Discovery Communications LLC	5.000%	9/20/37	530	642
Discovery Communications LLC	6.350%	6/1/40	555	768
Discovery Communications LLC	4.875%	4/1/43	700	839
Discovery Communications LLC	5.200%	9/20/47	1,130	1,408
Discovery Communications LLC	5.300%	5/15/49	589	743
Discovery Communications LLC	4.650%	5/15/50	1,300	1,522
Discovery Communications LLC	4.000%	9/15/55	1,245	1,317
Electronic Arts Inc.	4.800%	3/1/26	275	317
Electronic Arts Inc.	1.850%	2/15/31	500	484
Electronic Arts Inc.	2.950%	2/15/51	800	783
Expedia Group Inc.	3.600%	12/15/23	200	212
Expedia Group Inc.	4.500%	8/15/24	500	548
Expedia Group Inc.	5.000%	2/15/26	1,600	1,826
Expedia Group Inc.	4.625%	8/1/27	900	1,017
Expedia Group Inc.	3.800%	2/15/28	800	872
Expedia Group Inc.	3.250%	2/15/30	1,025	1,071
Expedia Group Inc.	2.950%	3/15/31	1,000	1,017

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fox Corp.	4.030%	1/25/24	1,575	1,706
Fox Corp.	3.050%	4/7/25	240	257
Fox Corp.	4.709%	1/25/29	1,000	1,175
Fox Corp.	3.500%	4/8/30	560	617
Fox Corp.	5.476%	1/25/39	950	1,228
Fox Corp.	5.576%	1/25/49	2,100	2,836
Grupo Televisa SAB	6.625%	3/18/25	450	534
Grupo Televisa SAB	4.625%	1/30/26	550	611
Grupo Televisa SAB	8.500%	3/11/32	50	74
Grupo Televisa SAB	6.625%	1/15/40	500	690
Grupo Televisa SAB	5.000%	5/13/45	1,640	1,955
Grupo Televisa SAB	6.125%	1/31/46	350	480
Grupo Televisa SAB	5.250%	5/24/49	800	1,005
Interpublic Group of Cos. Inc.	4.200%	4/15/24	176	192
Interpublic Group of Cos. Inc.	4.650%	10/1/28	325	382
Interpublic Group of Cos. Inc.	4.750%	3/30/30	400	474
Interpublic Group of Cos. Inc.	2.400%	3/1/31	500	501
Interpublic Group of Cos. Inc.	3.375%	3/1/41	500	517
Interpublic Group of Cos. Inc.	5.400%	10/1/48	850	1,138
Koninklijke KPN NV	8.375%	10/1/30	500	708
NBCUniversal Media LLC	6.400%	4/30/40	480	716
NBCUniversal Media LLC	5.950%	4/1/41	925	1,335
NBCUniversal Media LLC	4.450%	1/15/43	1,450	1,780
Omnicom Group Inc.	3.650%	11/1/24	650	706
Omnicom Group Inc.	3.600%	4/15/26	1,150	1,269
Omnicom Group Inc.	2.450%	4/30/30	620	630
Omnicom Group Inc.	4.200%	6/1/30	400	462
Omnicom Group Inc.	2.600%	8/1/31	750	763
Orange SA	9.000%	3/1/31	2,260	3,560
Orange SA	5.375%	1/13/42	700	945
Orange SA	5.500%	2/6/44	600	835
Rogers Communications Inc.	3.000%	3/15/23	230	238
Rogers Communications Inc.	4.100%	10/1/23	300	321
Rogers Communications Inc.	3.625%	12/15/25	475	525
Rogers Communications Inc.	4.500%	3/15/43	540	629
Rogers Communications Inc.	5.000%	3/15/44	500	625
Rogers Communications Inc.	4.350%	5/1/49	2,000	2,354
Telefonica Emisiones SA	4.570%	4/27/23	675	723
Telefonica Emisiones SA	4.103%	3/8/27	2,175	2,448
Telefonica Emisiones SA	7.045%	6/20/36	1,835	2,641
Telefonica Emisiones SA	4.665%	3/6/38	1,600	1,882
Telefonica Emisiones SA	5.213%	3/8/47	2,500	3,130
Telefonica Emisiones SA	4.895%	3/6/48	1,200	1,435
Telefonica Emisiones SA	5.520%	3/1/49	900	1,170
Telefonica Europe BV	8.250%	9/15/30	1,580	2,313
TELUS Corp.	2.800%	2/16/27	500	534
TELUS Corp.	4.300%	6/15/49	1,000	1,207
Tencent Music Entertainment Group	2.000%	9/3/30	400	386
Thomson Reuters Corp.	4.300%	11/23/23	560	604
Thomson Reuters Corp.	3.350%	5/15/26	400	435
Thomson Reuters Corp.	5.500%	8/15/35	350	462
Thomson Reuters Corp.	5.850%	4/15/40	400	553
Time Warner Cable LLC	6.550%	5/1/37	1,300	1,768
Time Warner Cable LLC	7.300%	7/1/38	785	1,142
Time Warner Cable LLC	6.750%	6/15/39	1,850	2,590
Time Warner Cable LLC	5.875%	11/15/40	750	968
Time Warner Cable LLC	5.500%	9/1/41	925	1,150
Time Warner Cable LLC	4.500%	9/15/42	730	814
Time Warner Entertainment Co. LP	8.375%	3/15/23	825	932
Time Warner Entertainment Co. LP	8.375%	7/15/33	650	986
T-Mobile USA Inc.	3.500%	4/15/25	2,150	2,332

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	1.500%	2/15/26	1,300	1,309
	T-Mobile USA Inc.	3.750%	4/15/27	6,500	7,183
	T-Mobile USA Inc.	2.050%	2/15/28	4,000	4,053
	T-Mobile USA Inc.	3.875%	4/15/30	6,675	7,451
	T-Mobile USA Inc.	2.550%	2/15/31	1,900	1,922
	T-Mobile USA Inc.	2.250%	11/15/31	900	886
	T-Mobile USA Inc.	4.375%	4/15/40	3,250	3,809
	T-Mobile USA Inc.	3.000%	2/15/41	2,500	2,472
	T-Mobile USA Inc.	4.500%	4/15/50	2,690	3,200
	T-Mobile USA Inc.	3.300%	2/15/51	3,100	3,089
	T-Mobile USA Inc.	3.600%	11/15/60	1,200	1,225
[9]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	600	653
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	1,000	1,086
[9]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,415	1,457
[9]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	50	72
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	325	401
[9]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	485	580
[9]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	400	454
[9]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	400	411
	VeriSign Inc.	2.700%	6/15/31	700	710
	Verizon Communications Inc.	0.750%	3/22/24	1,500	1,507
	Verizon Communications Inc.	3.500%	11/1/24	1,475	1,596
	Verizon Communications Inc.	3.376%	2/15/25	2,426	2,636
	Verizon Communications Inc.	0.850%	11/20/25	1,525	1,506
	Verizon Communications Inc.	1.450%	3/20/26	2,500	2,523
	Verizon Communications Inc.	2.625%	8/15/26	2,437	2,589
	Verizon Communications Inc.	4.125%	3/16/27	2,750	3,130
	Verizon Communications Inc.	3.000%	3/22/27	1,100	1,183
	Verizon Communications Inc.	2.100%	3/22/28	2,700	2,757
	Verizon Communications Inc.	4.329%	9/21/28	3,207	3,727
	Verizon Communications Inc.	4.016%	12/3/29	3,124	3,584
	Verizon Communications Inc.	3.150%	3/22/30	3,990	4,303
	Verizon Communications Inc.	1.500%	9/18/30	500	477
	Verizon Communications Inc.	1.680%	10/30/30	1,476	1,410
	Verizon Communications Inc.	1.750%	1/20/31	2,000	1,917
	Verizon Communications Inc.	2.550%	3/21/31	3,600	3,683
	Verizon Communications Inc.	4.500%	8/10/33	3,075	3,680
	Verizon Communications Inc.	4.400%	11/1/34	2,200	2,623
	Verizon Communications Inc.	4.272%	1/15/36	3,509	4,185
	Verizon Communications Inc.	5.250%	3/16/37	1,200	1,583
	Verizon Communications Inc.	4.812%	3/15/39	1,675	2,124
	Verizon Communications Inc.	2.650%	11/20/40	2,775	2,677
	Verizon Communications Inc.	3.400%	3/22/41	4,000	4,237
	Verizon Communications Inc.	4.125%	8/15/46	2,480	2,913
	Verizon Communications Inc.	4.862%	8/21/46	3,661	4,729
	Verizon Communications Inc.	4.522%	9/15/48	3,100	3,827
	Verizon Communications Inc.	5.012%	4/15/49	973	1,287
	Verizon Communications Inc.	4.000%	3/22/50	1,200	1,381
	Verizon Communications Inc.	2.875%	11/20/50	2,600	2,483
	Verizon Communications Inc.	3.550%	3/22/51	5,000	5,343
	Verizon Communications Inc.	4.672%	3/15/55	2,000	2,584
	Verizon Communications Inc.	2.987%	10/30/56	3,939	3,704
	Verizon Communications Inc.	3.000%	11/20/60	1,500	1,408
	Verizon Communications Inc.	3.700%	3/22/61	3,840	4,119
	ViacomCBS Inc.	3.875%	4/1/24	388	417
	ViacomCBS Inc.	3.700%	8/15/24	575	621
	ViacomCBS Inc.	3.500%	1/15/25	500	538
	ViacomCBS Inc.	4.750%	5/15/25	1,000	1,131
	ViacomCBS Inc.	4.000%	1/15/26	500	556
	ViacomCBS Inc.	2.900%	1/15/27	3,133	3,331
	ViacomCBS Inc.	3.375%	2/15/28	1,425	1,560

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ViacomCBS Inc.	3.700%	6/1/28	400	445
ViacomCBS Inc.	4.950%	1/15/31	1,200	1,449
ViacomCBS Inc.	4.200%	5/19/32	2,000	2,307
ViacomCBS Inc.	4.850%	7/1/42	675	828
ViacomCBS Inc.	4.375%	3/15/43	887	1,024
ViacomCBS Inc.	5.850%	9/1/43	1,975	2,705
ViacomCBS Inc.	5.250%	4/1/44	500	639
ViacomCBS Inc.	4.900%	8/15/44	700	851
ViacomCBS Inc.	4.950%	5/19/50	1,750	2,211
Vodafone Group plc	3.750%	1/16/24	1,200	1,299
Vodafone Group plc	4.125%	5/30/25	2,619	2,924
Vodafone Group plc	4.375%	5/30/28	1,610	1,873
Vodafone Group plc	7.875%	2/15/30	625	894
Vodafone Group plc	6.250%	11/30/32	425	574
Vodafone Group plc	6.150%	2/27/37	200	277
Vodafone Group plc	5.000%	5/30/38	1,630	2,053
Vodafone Group plc	4.375%	2/19/43	1,125	1,313
Vodafone Group plc	5.250%	5/30/48	2,645	3,467
Vodafone Group plc	4.875%	6/19/49	1,250	1,576
Vodafone Group plc	4.250%	9/17/50	2,000	2,328
Vodafone Group plc	5.125%	6/19/59	600	783
Walt Disney Co.	1.650%	9/1/22	400	406
Walt Disney Co.	3.000%	9/15/22	825	851
Walt Disney Co.	1.750%	8/30/24	2,000	2,066
Walt Disney Co.	3.700%	9/15/24	1,000	1,088
Walt Disney Co.	3.350%	3/24/25	1,255	1,365
Walt Disney Co.	3.700%	10/15/25	500	552
Walt Disney Co.	1.750%	1/13/26	2,000	2,056
Walt Disney Co.	3.375%	11/15/26	281	310
Walt Disney Co.	3.700%	3/23/27	400	449
Walt Disney Co.	2.200%	1/13/28	800	829
Walt Disney Co.	2.000%	9/1/29	1,400	1,414
Walt Disney Co.	3.800%	3/22/30	1,085	1,240
Walt Disney Co.	2.650%	1/13/31	3,000	3,151
Walt Disney Co.	6.550%	3/15/33	392	556
Walt Disney Co.	6.200%	12/15/34	775	1,092
Walt Disney Co.	6.400%	12/15/35	2,800	4,101
Walt Disney Co.	6.150%	3/1/37	800	1,141
Walt Disney Co.	6.650%	11/15/37	1,600	2,418
Walt Disney Co.	4.625%	3/23/40	475	604
Walt Disney Co.	3.500%	5/13/40	1,500	1,671
Walt Disney Co.	5.400%	10/1/43	1,400	1,955
Walt Disney Co.	4.750%	9/15/44	690	899
Walt Disney Co.	4.950%	10/15/45	100	134
Walt Disney Co.	2.750%	9/1/49	2,000	1,970
Walt Disney Co.	4.700%	3/23/50	1,155	1,542
Walt Disney Co.	3.600%	1/13/51	2,000	2,267
Walt Disney Co.	3.800%	5/13/60	1,100	1,293
Weibo Corp.	3.500%	7/5/24	825	870
Weibo Corp.	3.375%	7/8/30	700	720
WPP Finance 2010	3.625%	9/7/22	400	414
WPP Finance 2010	3.750%	9/19/24	1,025	1,116
				570,467
Consumer Discretionary (0.67%)
Advance Auto Parts Inc.	3.900%	4/15/30	700	783
Alibaba Group Holding Ltd.	2.800%	6/6/23	200	208
Alibaba Group Holding Ltd.	3.600%	11/28/24	2,225	2,418
Alibaba Group Holding Ltd.	3.400%	12/6/27	1,835	2,005
Alibaba Group Holding Ltd.	2.125%	2/9/31	1,454	1,430
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	700
Alibaba Group Holding Ltd.	4.000%	12/6/37	535	600

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alibaba Group Holding Ltd.	2.700%	2/9/41	500	479
	Alibaba Group Holding Ltd.	4.200%	12/6/47	1,900	2,192
	Alibaba Group Holding Ltd.	3.150%	2/9/51	1,325	1,304
	Alibaba Group Holding Ltd.	4.400%	12/6/57	900	1,082
	Alibaba Group Holding Ltd.	3.250%	2/9/61	900	871
	Amazon.com Inc.	2.500%	11/29/22	475	488
	Amazon.com Inc.	2.400%	2/22/23	1,150	1,188
	Amazon.com Inc.	0.250%	5/12/23	1,000	1,000
	Amazon.com Inc.	0.400%	6/3/23	1,750	1,754
	Amazon.com Inc.	0.450%	5/12/24	2,000	1,996
	Amazon.com Inc.	0.800%	6/3/25	1,000	1,002
	Amazon.com Inc.	5.200%	12/3/25	875	1,027
	Amazon.com Inc.	1.000%	5/12/26	2,500	2,501
	Amazon.com Inc.	1.200%	6/3/27	2,200	2,189
	Amazon.com Inc.	3.150%	8/22/27	1,550	1,712
	Amazon.com Inc.	1.650%	5/12/28	2,000	2,016
	Amazon.com Inc.	1.500%	6/3/30	2,500	2,450
	Amazon.com Inc.	2.100%	5/12/31	3,000	3,051
	Amazon.com Inc.	4.800%	12/5/34	975	1,256
	Amazon.com Inc.	3.875%	8/22/37	3,590	4,274
	Amazon.com Inc.	2.875%	5/12/41	1,900	1,962
	Amazon.com Inc.	4.950%	12/5/44	1,275	1,731
	Amazon.com Inc.	4.050%	8/22/47	3,400	4,145
	Amazon.com Inc.	2.500%	6/3/50	2,273	2,147
	Amazon.com Inc.	3.100%	5/12/51	2,950	3,101
	Amazon.com Inc.	4.250%	8/22/57	1,785	2,284
	Amazon.com Inc.	2.700%	6/3/60	2,295	2,187
	Amazon.com Inc.	3.250%	5/12/61	1,500	1,588
[9]	American Honda Finance Corp.	0.400%	10/21/22	1,400	1,402
[9]	American Honda Finance Corp.	2.600%	11/16/22	500	516
[9]	American Honda Finance Corp.	1.950%	5/10/23	1,400	1,440
[9]	American Honda Finance Corp.	0.875%	7/7/23	500	504
[9]	American Honda Finance Corp.	3.450%	7/14/23	400	425
[9]	American Honda Finance Corp.	0.650%	9/8/23	1,175	1,180
[9]	American Honda Finance Corp.	3.625%	10/10/23	400	429
[9]	American Honda Finance Corp.	2.900%	2/16/24	1,725	1,827
[9]	American Honda Finance Corp.	2.400%	6/27/24	400	420
[9]	American Honda Finance Corp.	0.550%	7/12/24	500	498
[9]	American Honda Finance Corp.	2.150%	9/10/24	475	496
[9]	American Honda Finance Corp.	1.200%	7/8/25	500	504
[9]	American Honda Finance Corp.	1.000%	9/10/25	600	600
[9]	American Honda Finance Corp.	2.300%	9/9/26	250	263
[9]	American Honda Finance Corp.	2.350%	1/8/27	375	396
[9]	American Honda Finance Corp.	2.000%	3/24/28	900	923
[9]	American Honda Finance Corp.	1.800%	1/13/31	1,000	987
[9]	American University	3.672%	4/1/49	400	459
	Aptiv Corp.	4.150%	3/15/24	575	623
	Aptiv plc	4.250%	1/15/26	700	791
	Aptiv plc	4.350%	3/15/29	150	173
	Aptiv plc	4.400%	10/1/46	225	263
	Aptiv plc	5.400%	3/15/49	305	414
	AutoNation Inc.	3.500%	11/15/24	762	820
	AutoNation Inc.	4.500%	10/1/25	500	556
	AutoNation Inc.	3.800%	11/15/27	250	274
	AutoZone Inc.	2.875%	1/15/23	250	258
	AutoZone Inc.	3.125%	7/15/23	275	288
	AutoZone Inc.	3.125%	4/18/24	430	458
	AutoZone Inc.	3.250%	4/15/25	748	805
	AutoZone Inc.	3.625%	4/15/25	23	25
	AutoZone Inc.	3.125%	4/21/26	300	326
	AutoZone Inc.	3.750%	6/1/27	700	783

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AutoZone Inc.	3.750%	4/18/29	550	614
	AutoZone Inc.	4.000%	4/15/30	1,400	1,593
	AutoZone Inc.	1.650%	1/15/31	1,158	1,102
	Best Buy Co. Inc.	4.450%	10/1/28	850	985
	Block Financial LLC	5.500%	11/1/22	500	520
	Block Financial LLC	5.250%	10/1/25	350	398
	Block Financial LLC	2.500%	7/15/28	400	402
	Block Financial LLC	3.875%	8/15/30	600	649
	BorgWarner Inc.	3.375%	3/15/25	250	270
	BorgWarner Inc.	2.650%	7/1/27	900	954
	BorgWarner Inc.	4.375%	3/15/45	500	579
[9]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	500	537
[9]	California Endowment	2.498%	4/1/51	150	144
	California Institute of Technology	4.700%	11/1/11	700	992
	California Institute of Technology	3.650%	9/1/19	450	509
	Choice Hotels International Inc.	3.700%	12/1/29	500	542
	Cleveland Clinic Foundation	4.858%	1/1/14	325	458
[4,9]	Daimler Finance North America LLC	0.750%	3/1/24	500	500
[4,9]	Daimler Finance North America LLC	2.625%	3/10/30	1,000	1,039
	Daimler Finance North America LLC	8.500%	1/18/31	605	916
	Darden Restaurants Inc.	3.850%	5/1/27	750	833
	Darden Restaurants Inc.	4.550%	2/15/48	550	646
	DR Horton Inc.	4.375%	9/15/22	150	155
	DR Horton Inc.	4.750%	2/15/23	700	740
	DR Horton Inc.	5.750%	8/15/23	325	355
	DR Horton Inc.	2.500%	10/15/24	700	734
	DR Horton Inc.	2.600%	10/15/25	1,485	1,565
[9]	Duke University	2.682%	10/1/44	300	307
[9]	Duke University	2.757%	10/1/50	340	352
[9]	Duke University	2.832%	10/1/55	1,000	1,042
	eBay Inc.	2.750%	1/30/23	625	647
	eBay Inc.	1.900%	3/11/25	1,115	1,153
	eBay Inc.	1.400%	5/10/26	675	677
	eBay Inc.	3.600%	6/5/27	500	556
	eBay Inc.	2.700%	3/11/30	1,665	1,732
	eBay Inc.	2.600%	5/10/31	675	687
	eBay Inc.	4.000%	7/15/42	600	673
	eBay Inc.	3.650%	5/10/51	925	980
[9]	Emory University	2.143%	9/1/30	600	613
[9]	Emory University	2.969%	9/1/50	150	157
[9]	Ford Foundation	2.415%	6/1/50	250	240
[9]	Ford Foundation	2.815%	6/1/70	750	754
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	600	643
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	455	501
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	400	431
	General Motors Co.	4.875%	10/2/23	1,955	2,128
	General Motors Co.	5.400%	10/2/23	1,500	1,651
	General Motors Co.	4.000%	4/1/25	425	467
	General Motors Co.	6.125%	10/1/25	3,300	3,907
	General Motors Co.	4.200%	10/1/27	400	446
	General Motors Co.	6.800%	10/1/27	1,800	2,266
	General Motors Co.	5.000%	10/1/28	650	762
	General Motors Co.	5.000%	4/1/35	1,030	1,244
	General Motors Co.	6.600%	4/1/36	600	821
	General Motors Co.	5.150%	4/1/38	825	1,004
	General Motors Co.	6.250%	10/2/43	1,235	1,705
	General Motors Co.	5.200%	4/1/45	1,120	1,387
	General Motors Co.	6.750%	4/1/46	700	1,011
	General Motors Co.	5.400%	4/1/48	675	859
	General Motors Co.	5.950%	4/1/49	900	1,225

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	3.150%	6/30/22	300	307
	General Motors Financial Co. Inc.	3.550%	7/8/22	800	825
	General Motors Financial Co. Inc.	3.250%	1/5/23	750	778
	General Motors Financial Co. Inc.	5.200%	3/20/23	1,400	1,507
	General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	1,050
	General Motors Financial Co. Inc.	4.250%	5/15/23	1,295	1,376
	General Motors Financial Co. Inc.	4.150%	6/19/23	900	956
	General Motors Financial Co. Inc.	1.700%	8/18/23	550	561
	General Motors Financial Co. Inc.	5.100%	1/17/24	1,100	1,211
	General Motors Financial Co. Inc.	1.050%	3/8/24	750	755
	General Motors Financial Co. Inc.	3.950%	4/13/24	800	862
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,700	1,824
	General Motors Financial Co. Inc.	4.000%	1/15/25	650	708
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,014	1,073
	General Motors Financial Co. Inc.	4.350%	4/9/25	1,675	1,852
	General Motors Financial Co. Inc.	2.750%	6/20/25	500	527
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,175	1,357
	General Motors Financial Co. Inc.	1.500%	6/10/26	900	895
	General Motors Financial Co. Inc.	4.000%	10/6/26	525	580
	General Motors Financial Co. Inc.	4.350%	1/17/27	1,210	1,361
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,500	1,559
	General Motors Financial Co. Inc.	3.850%	1/5/28	500	551
	General Motors Financial Co. Inc.	2.400%	4/10/28	875	888
	General Motors Financial Co. Inc.	5.650%	1/17/29	775	945
	General Motors Financial Co. Inc.	3.600%	6/21/30	1,625	1,761
	General Motors Financial Co. Inc.	2.350%	1/8/31	500	493
	General Motors Financial Co. Inc.	2.700%	6/10/31	900	906
	Genuine Parts Co.	1.875%	11/1/30	600	579
[9]	George Washington University	4.300%	9/15/44	550	693
[9]	George Washington University	4.126%	9/15/48	800	993
[9]	Georgetown University	4.315%	4/1/49	378	474
[9]	Georgetown University	2.943%	4/1/50	405	411
[9]	Georgetown University	5.215%	10/1/18	243	365
	Global Payments Inc.	1.200%	3/1/26	1,000	992
	Harley-Davidson Inc.	4.625%	7/28/45	500	552
	Hasbro Inc.	3.550%	11/19/26	500	548
	Hasbro Inc.	3.900%	11/19/29	725	806
	Hasbro Inc.	6.350%	3/15/40	400	557
	Hasbro Inc.	5.100%	5/15/44	350	429
	Home Depot Inc.	2.700%	4/1/23	600	622
	Home Depot Inc.	3.000%	4/1/26	1,750	1,905
	Home Depot Inc.	2.500%	4/15/27	2,940	3,135
	Home Depot Inc.	0.900%	3/15/28	850	829
	Home Depot Inc.	3.900%	12/6/28	700	814
	Home Depot Inc.	2.700%	4/15/30	3,215	3,440
	Home Depot Inc.	1.375%	3/15/31	1,000	957
	Home Depot Inc.	5.875%	12/16/36	2,495	3,566
	Home Depot Inc.	3.300%	4/15/40	3,415	3,744
	Home Depot Inc.	5.950%	4/1/41	1,775	2,595
	Home Depot Inc.	4.200%	4/1/43	975	1,193
	Home Depot Inc.	4.400%	3/15/45	500	634
	Home Depot Inc.	4.250%	4/1/46	1,320	1,644
	Home Depot Inc.	3.900%	6/15/47	900	1,069
	Home Depot Inc.	4.500%	12/6/48	875	1,137
	Home Depot Inc.	3.125%	12/15/49	2,350	2,491
	Home Depot Inc.	3.350%	4/15/50	1,000	1,107
	Home Depot Inc.	2.375%	3/15/51	1,000	925
	Hyatt Hotels Corp.	3.375%	7/15/23	800	833
	Hyatt Hotels Corp.	5.375%	4/23/25	500	565
	Hyatt Hotels Corp.	4.850%	3/15/26	350	391
	Hyatt Hotels Corp.	4.375%	9/15/28	850	938

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hyatt Hotels Corp.	5.750%	4/23/30	400	486
	JD.com Inc.	3.875%	4/29/26	400	441
	JD.com Inc.	3.375%	1/14/30	300	320
	JD.com Inc.	4.125%	1/14/50	400	428
[9]	Johns Hopkins University	4.083%	7/1/53	490	633
	Kohl's Corp.	3.375%	5/1/31	500	518
	Kohl's Corp.	5.550%	7/17/45	750	899
	Las Vegas Sands Corp.	3.200%	8/8/24	2,450	2,571
	Las Vegas Sands Corp.	2.900%	6/25/25	425	443
	Las Vegas Sands Corp.	3.500%	8/18/26	900	957
	Las Vegas Sands Corp.	3.900%	8/8/29	290	309
	Lear Corp.	3.800%	9/15/27	500	551
	Lear Corp.	4.250%	5/15/29	400	452
	Lear Corp.	3.500%	5/30/30	350	376
	Lear Corp.	5.250%	5/15/49	500	630
	Leggett & Platt Inc.	3.800%	11/15/24	550	593
	Leggett & Platt Inc.	3.500%	11/15/27	700	762
	Leland Stanford Junior University	1.289%	6/1/27	100	100
	Leland Stanford Junior University	3.647%	5/1/48	1,075	1,300
	Leland Stanford Junior University	2.413%	6/1/50	355	346
	Lennar Corp.	4.750%	11/15/22	400	418
	Lennar Corp.	4.500%	4/30/24	1,000	1,094
	Lennar Corp.	4.750%	5/30/25	1,000	1,123
	Lennar Corp.	5.250%	6/1/26	1,500	1,731
	Lennar Corp.	4.750%	11/29/27	1,000	1,156
	Lowe's Cos. Inc.	3.875%	9/15/23	3,300	3,522
	Lowe's Cos. Inc.	3.125%	9/15/24	400	428
	Lowe's Cos. Inc.	4.000%	4/15/25	1,000	1,107
	Lowe's Cos. Inc.	3.375%	9/15/25	975	1,067
	Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,804
	Lowe's Cos. Inc.	3.100%	5/3/27	642	701
	Lowe's Cos. Inc.	1.300%	4/15/28	500	488
	Lowe's Cos. Inc.	3.650%	4/5/29	1,550	1,735
	Lowe's Cos. Inc.	4.500%	4/15/30	1,375	1,627
	Lowe's Cos. Inc.	1.700%	10/15/30	1,000	959
	Lowe's Cos. Inc.	2.625%	4/1/31	1,300	1,346
	Lowe's Cos. Inc.	5.000%	4/15/40	525	676
	Lowe's Cos. Inc.	4.250%	9/15/44	63	72
	Lowe's Cos. Inc.	3.700%	4/15/46	1,030	1,131
	Lowe's Cos. Inc.	4.050%	5/3/47	1,650	1,901
	Lowe's Cos. Inc.	4.550%	4/5/49	500	625
	Lowe's Cos. Inc.	5.125%	4/15/50	500	675
	Lowe's Cos. Inc.	3.000%	10/15/50	1,000	985
	Lowe's Cos. Inc.	3.500%	4/1/51	550	590
	Magna International Inc.	3.625%	6/15/24	825	890
	Magna International Inc.	4.150%	10/1/25	300	336
	Magna International Inc.	2.450%	6/15/30	500	512
[9]	Marriott International Inc.	3.125%	10/15/21	350	350
	Marriott International Inc.	3.750%	3/15/25	525	564
	Marriott International Inc.	3.750%	10/1/25	200	216
[9]	Marriott International Inc.	3.125%	6/15/26	3,002	3,195
[9]	Marriott International Inc.	4.625%	6/15/30	1,000	1,151
[9]	Marriott International Inc.	2.850%	4/15/31	2,200	2,236
[9]	Marriott International Inc.	3.500%	10/15/32	850	904
	Masco Corp.	3.500%	11/15/27	100	110
	Masco Corp.	1.500%	2/15/28	500	488
	Masco Corp.	7.750%	8/1/29	94	129
	Masco Corp.	2.000%	10/1/30	500	488
	Masco Corp.	2.000%	2/15/31	500	488
	Masco Corp.	4.500%	5/15/47	725	880
	Masco Corp.	3.125%	2/15/51	500	496

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Massachusetts Institute of Technology	2.989%	7/1/50	370	409
	Massachusetts Institute of Technology	5.600%	7/1/11	860	1,464
	Massachusetts Institute of Technology	4.678%	7/1/14	700	1,024
[9]	McDonald's Corp.	3.350%	4/1/23	170	178
[9]	McDonald's Corp.	3.375%	5/26/25	1,209	1,313
[9]	McDonald's Corp.	3.300%	7/1/25	818	888
[9]	McDonald's Corp.	3.700%	1/30/26	1,125	1,251
[9]	McDonald's Corp.	3.500%	3/1/27	200	221
[9]	McDonald's Corp.	3.500%	7/1/27	2,750	3,049
[9]	McDonald's Corp.	3.800%	4/1/28	500	566
[9]	McDonald's Corp.	2.625%	9/1/29	600	632
[9]	McDonald's Corp.	2.125%	3/1/30	600	607
[9]	McDonald's Corp.	3.600%	7/1/30	2,175	2,446
[9]	McDonald's Corp.	4.700%	12/9/35	675	837
[9]	McDonald's Corp.	6.300%	3/1/38	100	144
[9]	McDonald's Corp.	5.700%	2/1/39	375	513
[9]	McDonald's Corp.	3.700%	2/15/42	725	811
[9]	McDonald's Corp.	3.625%	5/1/43	400	444
[9]	McDonald's Corp.	4.600%	5/26/45	925	1,152
[9]	McDonald's Corp.	4.875%	12/9/45	1,225	1,577
[9]	McDonald's Corp.	4.450%	3/1/47	750	919
[9]	McDonald's Corp.	4.450%	9/1/48	900	1,121
[9]	McDonald's Corp.	3.625%	9/1/49	2,000	2,216
[9]	McDonald's Corp.	4.200%	4/1/50	1,000	1,207
	MDC Holdings Inc.	6.000%	1/15/43	500	645
	Mohawk Industries Inc.	3.850%	2/1/23	550	574
	Mohawk Industries Inc.	3.625%	5/15/30	375	412
	NIKE Inc.	2.250%	5/1/23	50	52
	NIKE Inc.	2.400%	3/27/25	650	687
	NIKE Inc.	2.375%	11/1/26	1,000	1,064
	NIKE Inc.	2.750%	3/27/27	650	701
	NIKE Inc.	2.850%	3/27/30	1,575	1,711
	NIKE Inc.	3.250%	3/27/40	700	768
	NIKE Inc.	3.625%	5/1/43	525	609
	NIKE Inc.	3.875%	11/1/45	1,000	1,198
	NIKE Inc.	3.375%	11/1/46	375	419
	NIKE Inc.	3.375%	3/27/50	1,500	1,693
[4,9]	Nordstrom Inc.	4.250%	8/1/31	1,100	1,149
	Nordstrom Inc.	5.000%	1/15/44	900	898
[9]	Northwestern University	4.643%	12/1/44	350	464
[9]	Northwestern University	2.640%	12/1/50	245	245
[9]	Northwestern University	3.662%	12/1/57	200	243
	NVR Inc.	3.950%	9/15/22	200	207
	NVR Inc.	3.000%	5/15/30	1,250	1,325
	O'Reilly Automotive Inc.	3.800%	9/1/22	255	263
	O'Reilly Automotive Inc.	3.850%	6/15/23	300	317
	O'Reilly Automotive Inc.	3.550%	3/15/26	500	553
	O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,457
	O'Reilly Automotive Inc.	4.200%	4/1/30	350	404
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	481
	Owens Corning	4.200%	12/1/24	250	274
	Owens Corning	3.400%	8/15/26	500	542
	Owens Corning	3.950%	8/15/29	375	424
	Owens Corning	3.875%	6/1/30	100	112
	Owens Corning	7.000%	12/1/36	18	26
	Owens Corning	4.300%	7/15/47	1,150	1,337
	Owens Corning	4.400%	1/30/48	525	620
	President & Fellows of Harvard College	4.875%	10/15/40	250	343
	President & Fellows of Harvard College	3.150%	7/15/46	400	447
	President & Fellows of Harvard College	2.517%	10/15/50	725	726
	PulteGroup Inc.	5.500%	3/1/26	700	820

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PulteGroup Inc.	6.375%	5/15/33	1,000	1,325
	PVH Corp.	4.625%	7/10/25	500	558
	Ralph Lauren Corp.	3.750%	9/15/25	100	110
	Ralph Lauren Corp.	2.950%	6/15/30	700	745
[9]	Rockefeller Foundation	2.492%	10/1/50	1,000	973
	Ross Stores Inc.	4.600%	4/15/25	575	649
	Ross Stores Inc.	1.875%	4/15/31	400	388
	Sands China Ltd.	4.600%	8/8/23	1,495	1,588
	Sands China Ltd.	5.125%	8/8/25	1,489	1,667
	Sands China Ltd.	3.800%	1/8/26	975	1,040
	Sands China Ltd.	5.400%	8/8/28	1,300	1,511
	Sands China Ltd.	4.375%	6/18/30	800	868
	Snap-on Inc.	3.250%	3/1/27	225	245
	Snap-on Inc.	4.100%	3/1/48	275	337
	Snap-on Inc.	3.100%	5/1/50	400	424
	Stanley Black & Decker Inc.	3.400%	3/1/26	375	412
	Stanley Black & Decker Inc.	4.250%	11/15/28	375	437
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,557
	Stanley Black & Decker Inc.	5.200%	9/1/40	300	395
	Stanley Black & Decker Inc.	4.850%	11/15/48	400	539
	Stanley Black & Decker Inc.	2.750%	11/15/50	625	610
[9]	Stanley Black & Decker Inc.	4.000%	3/15/60	200	213
	Starbucks Corp.	3.100%	3/1/23	1,350	1,409
	Starbucks Corp.	3.850%	10/1/23	585	624
	Starbucks Corp.	2.450%	6/15/26	665	702
	Starbucks Corp.	3.500%	3/1/28	500	559
	Starbucks Corp.	4.000%	11/15/28	250	288
	Starbucks Corp.	3.550%	8/15/29	700	783
	Starbucks Corp.	2.250%	3/12/30	600	609
	Starbucks Corp.	2.550%	11/15/30	2,000	2,072
	Starbucks Corp.	4.300%	6/15/45	200	238
	Starbucks Corp.	4.500%	11/15/48	1,685	2,100
	Starbucks Corp.	3.350%	3/12/50	700	731
	Starbucks Corp.	3.500%	11/15/50	1,000	1,075
	Steelcase Inc.	5.125%	1/18/29	335	389
	Stellantis NV	5.250%	4/15/23	1,300	1,402
	Tapestry Inc.	3.000%	7/15/22	450	459
	Tapestry Inc.	4.250%	4/1/25	450	489
	Tapestry Inc.	4.125%	7/15/27	475	519
	TJX Cos. Inc.	2.500%	5/15/23	800	828
	TJX Cos. Inc.	2.250%	9/15/26	750	789
	TJX Cos. Inc.	1.150%	5/15/28	500	483
	TJX Cos. Inc.	3.875%	4/15/30	1,000	1,145
	TJX Cos. Inc.	1.600%	5/15/31	500	482
	TJX Cos. Inc.	4.500%	4/15/50	500	662
	Toyota Motor Corp.	2.157%	7/2/22	400	408
	Toyota Motor Corp.	3.419%	7/20/23	895	950
	Toyota Motor Corp.	0.681%	3/25/24	3,000	3,004
	Toyota Motor Corp.	2.358%	7/2/24	300	316
	Toyota Motor Corp.	1.339%	3/25/26	1,000	1,012
	Toyota Motor Corp.	3.669%	7/20/28	500	567
	Toyota Motor Corp.	2.760%	7/2/29	400	431
[9]	Toyota Motor Credit Corp.	2.800%	7/13/22	700	718
[9]	Toyota Motor Credit Corp.	0.450%	7/22/22	500	501
[9]	Toyota Motor Credit Corp.	2.150%	9/8/22	650	664
[9]	Toyota Motor Credit Corp.	0.350%	10/14/22	1,000	1,001
[9]	Toyota Motor Credit Corp.	2.625%	1/10/23	550	569
[9]	Toyota Motor Credit Corp.	2.700%	1/11/23	750	777
[9]	Toyota Motor Credit Corp.	2.900%	3/30/23	1,000	1,044
[9]	Toyota Motor Credit Corp.	0.400%	4/6/23	800	801
[9]	Toyota Motor Credit Corp.	0.500%	8/14/23	1,000	1,002

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Toyota Motor Credit Corp.	1.350%	8/25/23	1,100	1,121
[9]	Toyota Motor Credit Corp.	0.450%	1/11/24	500	499
[9]	Toyota Motor Credit Corp.	2.900%	4/17/24	950	1,009
[9]	Toyota Motor Credit Corp.	0.500%	6/18/24	775	772
[9]	Toyota Motor Credit Corp.	1.800%	2/13/25	1,125	1,160
[9]	Toyota Motor Credit Corp.	3.400%	4/14/25	100	109
[9]	Toyota Motor Credit Corp.	0.800%	10/16/25	1,000	992
[9]	Toyota Motor Credit Corp.	1.125%	6/18/26	1,000	997
[9]	Toyota Motor Credit Corp.	3.200%	1/11/27	850	934
[9]	Toyota Motor Credit Corp.	1.150%	8/13/27	2,100	2,068
[9]	Toyota Motor Credit Corp.	3.050%	1/11/28	850	933
[9]	Toyota Motor Credit Corp.	1.900%	4/6/28	650	662
	Toyota Motor Credit Corp.	3.650%	1/8/29	450	513
[9]	Toyota Motor Credit Corp.	2.150%	2/13/30	625	641
[9]	Toyota Motor Credit Corp.	3.375%	4/1/30	1,400	1,570
	Tractor Supply Co.	1.750%	11/1/30	400	382
[9]	Trustees of Boston College	3.129%	7/1/52	300	317
[9]	Trustees of Boston University	4.061%	10/1/48	220	270
	Trustees of Princeton University	5.700%	3/1/39	620	902
[9]	Trustees of Princeton University	2.516%	7/1/50	565	558
[9]	Trustees of the University of Pennsylvania	2.396%	10/1/50	325	316
	Trustees of the University of Pennsylvania	4.674%	9/1/12	600	830
[9]	University of Chicago	2.547%	4/1/50	800	767
	University of Chicago	3.000%	10/1/52	175	184
[9]	University of Chicago	4.003%	10/1/53	390	478
[9]	University of Notre Dame du Lac	3.438%	2/15/45	890	1,047
[9]	University of Notre Dame du Lac	3.394%	2/15/48	325	380
[9]	University of Southern California	3.028%	10/1/39	525	563
[9]	University of Southern California	3.841%	10/1/47	500	608
[9]	University of Southern California	2.945%	10/1/51	1,125	1,177
	University of Southern California	5.250%	10/1/11	275	422
[9]	University of Southern California	3.226%	10/1/20	300	297
	VF Corp.	2.400%	4/23/25	600	629
	VF Corp.	2.800%	4/23/27	700	748
	VF Corp.	2.950%	4/23/30	500	529
	Whirlpool Corp.	4.700%	6/1/22	775	805
	Whirlpool Corp.	4.000%	3/1/24	275	299
	Whirlpool Corp.	4.750%	2/26/29	600	711
	Whirlpool Corp.	4.500%	6/1/46	887	1,066
	Whirlpool Corp.	4.600%	5/15/50	200	248
[9]	William Marsh Rice University	3.574%	5/15/45	715	828
[9]	Yale University	0.873%	4/15/25	325	327
[9]	Yale University	1.482%	4/15/30	325	321
[9]	Yale University	2.402%	4/15/50	500	485
					384,782
Consumer Staples (0.73%)
	Ahold Finance USA LLC	6.875%	5/1/29	425	572
	Altria Group Inc.	2.850%	8/9/22	2,300	2,362
	Altria Group Inc.	4.000%	1/31/24	1,092	1,183
	Altria Group Inc.	3.800%	2/14/24	550	591
	Altria Group Inc.	2.350%	5/6/25	1,275	1,334
	Altria Group Inc.	4.400%	2/14/26	1,200	1,357
	Altria Group Inc.	2.625%	9/16/26	350	368
	Altria Group Inc.	4.800%	2/14/29	1,525	1,768
	Altria Group Inc.	3.400%	5/6/30	775	821
	Altria Group Inc.	2.450%	2/4/32	2,000	1,933
	Altria Group Inc.	5.800%	2/14/39	1,175	1,449
	Altria Group Inc.	3.400%	2/4/41	1,000	952
	Altria Group Inc.	4.250%	8/9/42	710	742
	Altria Group Inc.	4.500%	5/2/43	675	729
	Altria Group Inc.	5.375%	1/31/44	2,075	2,466

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	3.875%	9/16/46	1,400	1,388
	Altria Group Inc.	5.950%	2/14/49	1,500	1,920
	Altria Group Inc.	4.450%	5/6/50	1,010	1,075
	Altria Group Inc.	3.700%	2/4/51	1,500	1,422
	Altria Group Inc.	6.200%	2/14/59	416	539
	Altria Group Inc.	4.000%	2/4/61	500	482
[9]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	4,177	4,618
[9]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	5,820	7,138
[9]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	9,542	12,070
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	850	1,041
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	1,121
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	820
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,275	2,841
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	3,929	4,473
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	4,580	5,455
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,700	1,889
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,460
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,220
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	500	660
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	1,190
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,660	2,094
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,275	1,389
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,575	3,148
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	1,787	2,137
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	2,600	3,575
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	2,450	2,988
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	2,200	2,756
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	2,025	2,492
	Archer-Daniels-Midland Co.	2.750%	3/27/25	375	400
	Archer-Daniels-Midland Co.	2.500%	8/11/26	825	877
	Archer-Daniels-Midland Co.	3.250%	3/27/30	675	747
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	381
	Archer-Daniels-Midland Co.	3.750%	9/15/47	300	355
	Archer-Daniels-Midland Co.	4.500%	3/15/49	525	700
	Avery Dennison Corp.	4.875%	12/6/28	300	358
	Avery Dennison Corp.	2.650%	4/30/30	750	772
	BAT Capital Corp.	2.764%	8/15/22	1,135	1,162
	BAT Capital Corp.	3.222%	8/15/24	3,350	3,559
	BAT Capital Corp.	3.215%	9/6/26	800	849
	BAT Capital Corp.	4.700%	4/2/27	3,750	4,237
	BAT Capital Corp.	3.557%	8/15/27	2,725	2,916
	BAT Capital Corp.	2.259%	3/25/28	1,425	1,417
	BAT Capital Corp.	3.462%	9/6/29	200	211
	BAT Capital Corp.	4.906%	4/2/30	500	575
	BAT Capital Corp.	2.726%	3/25/31	750	739
	BAT Capital Corp.	4.390%	8/15/37	725	782
	BAT Capital Corp.	3.734%	9/25/40	1,000	979
	BAT Capital Corp.	4.540%	8/15/47	2,025	2,135
	BAT Capital Corp.	5.282%	4/2/50	1,225	1,416
	BAT Capital Corp.	3.984%	9/25/50	1,425	1,392
	BAT International Finance plc	1.668%	3/25/26	750	751
	Beam Suntory Inc.	3.250%	6/15/23	50	52
	Brown-Forman Corp.	3.500%	4/15/25	350	382
	Brown-Forman Corp.	4.500%	7/15/45	395	510
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	475	488
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	625	680
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	650	700
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	551
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	500	506
	Campbell Soup Co.	3.650%	3/15/23	279	293
	Campbell Soup Co.	3.950%	3/15/25	300	331

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Campbell Soup Co.	3.300%	3/19/25	700	754
	Campbell Soup Co.	4.150%	3/15/28	625	712
	Campbell Soup Co.	2.375%	4/24/30	400	403
	Campbell Soup Co.	4.800%	3/15/48	550	678
	Campbell Soup Co.	3.125%	4/24/50	525	511
	Church & Dwight Co. Inc.	2.450%	8/1/22	100	102
	Church & Dwight Co. Inc.	3.150%	8/1/27	350	382
	Church & Dwight Co. Inc.	3.950%	8/1/47	325	381
	Clorox Co.	3.500%	12/15/24	600	652
	Clorox Co.	3.100%	10/1/27	650	708
	Clorox Co.	3.900%	5/15/28	400	456
	Clorox Co.	1.800%	5/15/30	1,100	1,082
	Coca-Cola Co.	1.750%	9/6/24	775	805
	Coca-Cola Co.	3.375%	3/25/27	1,250	1,391
	Coca-Cola Co.	1.450%	6/1/27	100	101
	Coca-Cola Co.	1.500%	3/5/28	500	501
	Coca-Cola Co.	1.000%	3/15/28	821	797
	Coca-Cola Co.	2.125%	9/6/29	500	515
	Coca-Cola Co.	3.450%	3/25/30	900	1,015
	Coca-Cola Co.	1.650%	6/1/30	2,125	2,089
	Coca-Cola Co.	1.375%	3/15/31	1,250	1,194
	Coca-Cola Co.	2.250%	1/5/32	1,000	1,024
	Coca-Cola Co.	4.125%	3/25/40	350	421
	Coca-Cola Co.	2.500%	6/1/40	1,300	1,290
	Coca-Cola Co.	2.875%	5/5/41	500	518
	Coca-Cola Co.	4.200%	3/25/50	525	660
	Coca-Cola Co.	2.600%	6/1/50	1,150	1,107
	Coca-Cola Co.	3.000%	3/5/51	1,000	1,038
	Coca-Cola Co.	2.500%	3/15/51	2,225	2,095
	Coca-Cola Co.	2.750%	6/1/60	600	588
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	388
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	600	627
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	500	482
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	873
[9]	Colgate-Palmolive Co.	1.950%	2/1/23	400	411
[9]	Colgate-Palmolive Co.	3.250%	3/15/24	825	886
[9]	Colgate-Palmolive Co.	4.000%	8/15/45	550	691
[9]	Colgate-Palmolive Co.	3.700%	8/1/47	450	543
	Conagra Brands Inc.	3.250%	9/15/22	750	774
	Conagra Brands Inc.	3.200%	1/25/23	355	367
	Conagra Brands Inc.	4.300%	5/1/24	625	686
	Conagra Brands Inc.	4.600%	11/1/25	1,038	1,180
	Conagra Brands Inc.	1.375%	11/1/27	1,325	1,293
	Conagra Brands Inc.	7.000%	10/1/28	100	133
	Conagra Brands Inc.	4.850%	11/1/28	1,025	1,221
	Conagra Brands Inc.	8.250%	9/15/30	250	371
	Conagra Brands Inc.	5.300%	11/1/38	750	954
	Conagra Brands Inc.	5.400%	11/1/48	775	1,036
	Constellation Brands Inc.	2.650%	11/7/22	1,150	1,181
	Constellation Brands Inc.	3.200%	2/15/23	750	781
	Constellation Brands Inc.	4.250%	5/1/23	900	960
	Constellation Brands Inc.	4.750%	11/15/24	375	421
	Constellation Brands Inc.	4.400%	11/15/25	400	452
	Constellation Brands Inc.	4.750%	12/1/25	500	575
	Constellation Brands Inc.	3.700%	12/6/26	550	612
	Constellation Brands Inc.	3.500%	5/9/27	450	496
	Constellation Brands Inc.	3.600%	2/15/28	1,700	1,885
	Constellation Brands Inc.	4.650%	11/15/28	250	294
	Constellation Brands Inc.	3.150%	8/1/29	625	672
	Constellation Brands Inc.	2.875%	5/1/30	1,275	1,339
	Constellation Brands Inc.	4.500%	5/9/47	875	1,058

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Brands Inc.	4.100%	2/15/48	275	316
	Constellation Brands Inc.	5.250%	11/15/48	1,075	1,435
	Constellation Brands Inc.	3.750%	5/1/50	575	634
	Costco Wholesale Corp.	2.750%	5/18/24	1,075	1,140
	Costco Wholesale Corp.	3.000%	5/18/27	800	878
	Costco Wholesale Corp.	1.375%	6/20/27	3,970	3,997
	Costco Wholesale Corp.	1.600%	4/20/30	1,000	985
	Costco Wholesale Corp.	1.750%	4/20/32	750	739
	Delhaize America LLC	9.000%	4/15/31	475	729
	Diageo Capital plc	2.625%	4/29/23	2,000	2,072
	Diageo Capital plc	2.125%	10/24/24	1,100	1,149
	Diageo Capital plc	1.375%	9/29/25	550	559
	Diageo Capital plc	2.375%	10/24/29	800	829
	Diageo Capital plc	2.000%	4/29/30	1,000	1,002
	Diageo Capital plc	2.125%	4/29/32	675	679
	Diageo Capital plc	5.875%	9/30/36	250	356
	Diageo Capital plc	3.875%	4/29/43	25	29
	Diageo Investment Corp.	7.450%	4/15/35	325	513
	Diageo Investment Corp.	4.250%	5/11/42	375	460
	Dollar General Corp.	3.250%	4/15/23	1,300	1,357
	Dollar General Corp.	4.150%	11/1/25	500	560
	Dollar General Corp.	3.875%	4/15/27	550	619
	Dollar General Corp.	4.125%	5/1/28	400	458
	Dollar General Corp.	3.500%	4/3/30	900	990
	Dollar General Corp.	4.125%	4/3/50	1,400	1,641
	Dollar Tree Inc.	3.700%	5/15/23	475	502
	Dollar Tree Inc.	4.000%	5/15/25	1,450	1,600
	Estee Lauder Cos. Inc.	3.150%	3/15/27	400	440
	Estee Lauder Cos. Inc.	2.375%	12/1/29	525	548
	Estee Lauder Cos. Inc.	2.600%	4/15/30	600	634
	Estee Lauder Cos. Inc.	1.950%	3/15/31	500	500
	Estee Lauder Cos. Inc.	6.000%	5/15/37	150	216
	Estee Lauder Cos. Inc.	4.375%	6/15/45	375	472
	Estee Lauder Cos. Inc.	3.125%	12/1/49	450	489
	Flowers Foods Inc.	3.500%	10/1/26	350	381
	Flowers Foods Inc.	2.400%	3/15/31	1,000	1,002
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	551	658
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	2,150	2,263
	General Mills Inc.	2.600%	10/12/22	450	462
	General Mills Inc.	3.700%	10/17/23	2,250	2,407
	General Mills Inc.	3.650%	2/15/24	325	348
	General Mills Inc.	4.200%	4/17/28	1,100	1,268
	General Mills Inc.	2.875%	4/15/30	550	583
[4,9]	General Mills Inc.	3.000%	2/1/51	1,398	1,409
	Hershey Co.	2.625%	5/1/23	250	259
	Hershey Co.	3.375%	5/15/23	825	868
	Hershey Co.	2.050%	11/15/24	246	257
	Hershey Co.	0.900%	6/1/25	175	176
	Hershey Co.	3.200%	8/21/25	455	494
	Hershey Co.	1.700%	6/1/30	395	393
	Hershey Co.	3.125%	11/15/49	275	293
	Hershey Co.	2.650%	6/1/50	700	688
	Hormel Foods Corp.	0.650%	6/3/24	750	751
	Hormel Foods Corp.	1.700%	6/3/28	500	503
	Hormel Foods Corp.	1.800%	6/11/30	775	769
	Hormel Foods Corp.	3.050%	6/3/51	500	520
	Ingredion Inc.	3.200%	10/1/26	400	435
	Ingredion Inc.	2.900%	6/1/30	600	629
	Ingredion Inc.	3.900%	6/1/50	300	337
	J M Smucker Co.	3.500%	3/15/25	700	763
	J M Smucker Co.	3.375%	12/15/27	300	329

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	J M Smucker Co.	2.375%	3/15/30	350	357
	J M Smucker Co.	4.250%	3/15/35	400	469
	J M Smucker Co.	4.375%	3/15/45	100	120
	J M Smucker Co.	3.550%	3/15/50	550	593
	Kellogg Co.	2.650%	12/1/23	209	219
	Kellogg Co.	3.250%	4/1/26	950	1,037
	Kellogg Co.	3.400%	11/15/27	950	1,046
	Kellogg Co.	4.300%	5/15/28	425	492
	Kellogg Co.	2.100%	6/1/30	500	503
[9]	Kellogg Co.	7.450%	4/1/31	500	725
	Keurig Dr Pepper Inc.	4.057%	5/25/23	804	857
	Keurig Dr Pepper Inc.	3.130%	12/15/23	1,350	1,432
	Keurig Dr Pepper Inc.	4.417%	5/25/25	875	982
	Keurig Dr Pepper Inc.	3.400%	11/15/25	250	273
	Keurig Dr Pepper Inc.	2.550%	9/15/26	325	345
	Keurig Dr Pepper Inc.	3.430%	6/15/27	375	413
	Keurig Dr Pepper Inc.	3.200%	5/1/30	2,575	2,790
	Keurig Dr Pepper Inc.	2.250%	3/15/31	500	504
	Keurig Dr Pepper Inc.	7.450%	5/1/38	41	64
	Keurig Dr Pepper Inc.	4.985%	5/25/38	425	541
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	1,220
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	393
	Keurig Dr Pepper Inc.	3.800%	5/1/50	575	648
	Keurig Dr Pepper Inc.	3.350%	3/15/51	500	526
	Kimberly-Clark Corp.	2.400%	6/1/23	150	156
	Kimberly-Clark Corp.	3.050%	8/15/25	100	108
	Kimberly-Clark Corp.	2.750%	2/15/26	350	380
	Kimberly-Clark Corp.	1.050%	9/15/27	600	587
	Kimberly-Clark Corp.	3.950%	11/1/28	100	116
	Kimberly-Clark Corp.	3.200%	4/25/29	575	637
	Kimberly-Clark Corp.	3.100%	3/26/30	560	618
	Kimberly-Clark Corp.	5.300%	3/1/41	700	958
	Kimberly-Clark Corp.	3.200%	7/30/46	325	354
	Kimberly-Clark Corp.	3.900%	5/4/47	550	665
	Kimberly-Clark Corp.	2.875%	2/7/50	415	428
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	210
	Kroger Co.	3.850%	8/1/23	325	345
	Kroger Co.	4.000%	2/1/24	400	431
	Kroger Co.	3.500%	2/1/26	500	549
	Kroger Co.	2.650%	10/15/26	500	531
	Kroger Co.	4.500%	1/15/29	500	591
[9]	Kroger Co.	7.700%	6/1/29	200	275
	Kroger Co.	8.000%	9/15/29	750	1,057
	Kroger Co.	2.200%	5/1/30	1,250	1,257
	Kroger Co.	1.700%	1/15/31	1,250	1,199
	Kroger Co.	6.900%	4/15/38	300	443
	Kroger Co.	5.400%	7/15/40	250	328
	Kroger Co.	5.000%	4/15/42	650	821
	Kroger Co.	5.150%	8/1/43	350	452
	Kroger Co.	3.875%	10/15/46	650	718
	Kroger Co.	4.450%	2/1/47	429	513
	Kroger Co.	4.650%	1/15/48	325	398
	Kroger Co.	5.400%	1/15/49	250	341
	Kroger Co.	3.950%	1/15/50	700	799
	McCormick & Co. Inc.	3.150%	8/15/24	600	640
	McCormick & Co. Inc.	3.400%	8/15/27	700	771
	McCormick & Co. Inc.	2.500%	4/15/30	2,300	2,363
	McCormick & Co. Inc.	1.850%	2/15/31	500	483
	McCormick & Co. Inc.	4.200%	8/15/47	75	90
	Mead Johnson Nutrition Co.	4.125%	11/15/25	1,235	1,389
	Mead Johnson Nutrition Co.	5.900%	11/1/39	640	917

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mead Johnson Nutrition Co.	4.600%	6/1/44	750	976
	Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,770
	Molson Coors Beverage Co.	5.000%	5/1/42	850	1,043
	Molson Coors Beverage Co.	4.200%	7/15/46	2,485	2,766
[4,9]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	350	357
	Mondelez International Inc.	0.625%	7/1/22	1,525	1,530
	Mondelez International Inc.	1.500%	5/4/25	400	407
	Mondelez International Inc.	2.750%	4/13/30	1,950	2,053
	Mondelez International Inc.	1.500%	2/4/31	1,250	1,184
	Mondelez International Inc.	1.875%	10/15/32	500	484
	Mondelez International Inc.	2.625%	9/4/50	1,000	931
	PepsiCo Inc.	2.750%	3/1/23	1,000	1,040
	PepsiCo Inc.	0.750%	5/1/23	450	454
	PepsiCo Inc.	0.400%	10/7/23	500	500
	PepsiCo Inc.	3.600%	3/1/24	1,675	1,800
	PepsiCo Inc.	2.250%	3/19/25	1,495	1,571
	PepsiCo Inc.	2.750%	4/30/25	1,725	1,845
	PepsiCo Inc.	3.500%	7/17/25	1,425	1,565
	PepsiCo Inc.	2.850%	2/24/26	575	621
	PepsiCo Inc.	2.625%	3/19/27	375	403
	PepsiCo Inc.	3.000%	10/15/27	1,225	1,346
	PepsiCo Inc.	2.750%	3/19/30	1,225	1,320
	PepsiCo Inc.	1.625%	5/1/30	1,725	1,702
	PepsiCo Inc.	1.400%	2/25/31	750	725
	PepsiCo Inc.	3.500%	3/19/40	1,325	1,512
	PepsiCo Inc.	4.000%	3/5/42	541	657
	PepsiCo Inc.	3.600%	8/13/42	725	840
	PepsiCo Inc.	4.250%	10/22/44	875	1,086
	PepsiCo Inc.	4.600%	7/17/45	435	568
	PepsiCo Inc.	4.450%	4/14/46	2,150	2,752
	PepsiCo Inc.	3.450%	10/6/46	1,675	1,880
	PepsiCo Inc.	3.375%	7/29/49	1,350	1,509
	PepsiCo Inc.	2.875%	10/15/49	875	899
	PepsiCo Inc.	3.625%	3/19/50	1,285	1,503
	PepsiCo Inc.	3.875%	3/19/60	560	691
	Philip Morris International Inc.	2.375%	8/17/22	550	562
	Philip Morris International Inc.	2.500%	11/2/22	1,600	1,643
	Philip Morris International Inc.	2.625%	3/6/23	550	571
	Philip Morris International Inc.	1.125%	5/1/23	450	456
	Philip Morris International Inc.	2.125%	5/10/23	450	464
	Philip Morris International Inc.	3.600%	11/15/23	940	1,012
	Philip Morris International Inc.	2.875%	5/1/24	1,000	1,063
	Philip Morris International Inc.	1.500%	5/1/25	950	969
	Philip Morris International Inc.	3.375%	8/11/25	675	736
	Philip Morris International Inc.	2.750%	2/25/26	1,255	1,339
	Philip Morris International Inc.	0.875%	5/1/26	500	494
	Philip Morris International Inc.	3.125%	8/17/27	425	464
	Philip Morris International Inc.	3.125%	3/2/28	400	436
	Philip Morris International Inc.	3.375%	8/15/29	600	663
	Philip Morris International Inc.	2.100%	5/1/30	1,550	1,546
	Philip Morris International Inc.	1.750%	11/1/30	500	485
	Philip Morris International Inc.	6.375%	5/16/38	575	822
	Philip Morris International Inc.	4.375%	11/15/41	1,175	1,387
	Philip Morris International Inc.	4.500%	3/20/42	550	652
	Philip Morris International Inc.	3.875%	8/21/42	75	83
	Philip Morris International Inc.	4.125%	3/4/43	850	971
	Philip Morris International Inc.	4.875%	11/15/43	775	970
	Philip Morris International Inc.	4.250%	11/10/44	960	1,121
	Procter & Gamble Co.	3.100%	8/15/23	1,025	1,087
	Procter & Gamble Co.	0.550%	10/29/25	800	790
	Procter & Gamble Co.	2.450%	11/3/26	800	856

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Procter & Gamble Co.	2.800%	3/25/27	4,000	4,331
	Procter & Gamble Co.	3.000%	3/25/30	2,055	2,266
	Procter & Gamble Co.	1.200%	10/29/30	625	596
	Procter & Gamble Co.	5.550%	3/5/37	625	900
	Procter & Gamble Co.	3.550%	3/25/40	1,294	1,516
	Procter & Gamble Co.	3.500%	10/25/47	413	492
	Procter & Gamble Co.	3.600%	3/25/50	806	980
	Reynolds American Inc.	4.850%	9/15/23	250	273
	Reynolds American Inc.	4.450%	6/12/25	2,231	2,473
	Reynolds American Inc.	5.700%	8/15/35	1,075	1,298
	Reynolds American Inc.	7.250%	6/15/37	325	438
[9]	Reynolds American Inc.	8.125%	5/1/40	400	583
[9]	Reynolds American Inc.	7.000%	8/4/41	150	200
	Reynolds American Inc.	6.150%	9/15/43	400	505
	Reynolds American Inc.	5.850%	8/15/45	1,985	2,434
	Sysco Corp.	3.750%	10/1/25	1,086	1,195
	Sysco Corp.	3.300%	7/15/26	975	1,060
	Sysco Corp.	3.250%	7/15/27	925	1,003
	Sysco Corp.	5.950%	4/1/30	564	725
	Sysco Corp.	6.600%	4/1/40	735	1,084
	Sysco Corp.	4.850%	10/1/45	125	156
	Sysco Corp.	4.500%	4/1/46	950	1,125
	Sysco Corp.	4.450%	3/15/48	700	836
	Sysco Corp.	3.300%	2/15/50	425	427
	Sysco Corp.	6.600%	4/1/50	950	1,476
	Target Corp.	3.500%	7/1/24	877	952
	Target Corp.	2.250%	4/15/25	500	525
	Target Corp.	2.500%	4/15/26	1,075	1,156
	Target Corp.	3.375%	4/15/29	850	955
	Target Corp.	2.350%	2/15/30	500	522
	Target Corp.	2.650%	9/15/30	1,750	1,873
	Target Corp.	6.500%	10/15/37	450	695
	Target Corp.	7.000%	1/15/38	300	486
	Target Corp.	4.000%	7/1/42	500	621
	Target Corp.	3.625%	4/15/46	500	594
	Tyson Foods Inc.	3.900%	9/28/23	475	509
	Tyson Foods Inc.	3.950%	8/15/24	4,525	4,923
	Tyson Foods Inc.	4.000%	3/1/26	580	647
	Tyson Foods Inc.	3.550%	6/2/27	1,125	1,245
	Tyson Foods Inc.	4.350%	3/1/29	1,145	1,334
	Tyson Foods Inc.	4.875%	8/15/34	425	528
	Tyson Foods Inc.	5.150%	8/15/44	550	712
	Tyson Foods Inc.	4.550%	6/2/47	450	550
	Tyson Foods Inc.	5.100%	9/28/48	1,700	2,243
	Unilever Capital Corp.	0.375%	9/14/23	500	501
	Unilever Capital Corp.	3.250%	3/7/24	2,600	2,779
	Unilever Capital Corp.	2.600%	5/5/24	1,150	1,213
	Unilever Capital Corp.	3.375%	3/22/25	250	272
	Unilever Capital Corp.	3.100%	7/30/25	550	598
	Unilever Capital Corp.	2.000%	7/28/26	550	573
	Unilever Capital Corp.	2.125%	9/6/29	1,575	1,621
	Unilever Capital Corp.	1.375%	9/14/30	500	483
	Unilever Capital Corp.	5.900%	11/15/32	800	1,103
	Walgreens Boots Alliance Inc.	3.300%	11/18/21	400	402
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,662
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,475	1,605
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	1,200	1,281
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,205	1,441
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	550	606
	Walmart Inc.	2.350%	12/15/22	975	1,003
	Walmart Inc.	2.550%	4/11/23	575	596

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	3.400%	6/26/23	1,650	1,747
	Walmart Inc.	3.300%	4/22/24	1,225	1,313
	Walmart Inc.	2.850%	7/8/24	1,150	1,226
	Walmart Inc.	2.650%	12/15/24	875	932
	Walmart Inc.	3.550%	6/26/25	1,275	1,406
	Walmart Inc.	3.050%	7/8/26	1,700	1,861
	Walmart Inc.	5.875%	4/5/27	335	420
	Walmart Inc.	3.250%	7/8/29	1,633	1,828
	Walmart Inc.	2.375%	9/24/29	175	185
	Walmart Inc.	7.550%	2/15/30	480	712
	Walmart Inc.	5.250%	9/1/35	1,640	2,234
	Walmart Inc.	6.200%	4/15/38	570	851
	Walmart Inc.	3.950%	6/28/38	2,175	2,613
	Walmart Inc.	5.625%	4/1/40	625	901
	Walmart Inc.	4.875%	7/8/40	940	1,244
	Walmart Inc.	5.000%	10/25/40	235	318
	Walmart Inc.	4.000%	4/11/43	1,920	2,344
	Walmart Inc.	4.300%	4/22/44	616	782
	Walmart Inc.	3.625%	12/15/47	1,300	1,525
	Walmart Inc.	4.050%	6/29/48	1,675	2,108
	Walmart Inc.	2.950%	9/24/49	1,720	1,826
					419,571
Energy (0.85%)
	Baker Hughes a GE Co. LLC	2.773%	12/15/22	1,540	1,591
	Baker Hughes a GE Co. LLC	3.337%	12/15/27	1,050	1,148
	Baker Hughes a GE Co. LLC	3.138%	11/7/29	650	700
	Baker Hughes a GE Co. LLC	4.486%	5/1/30	400	473
	Baker Hughes a GE Co. LLC	4.080%	12/15/47	1,269	1,454
	Baker Hughes Holdings LLC	5.125%	9/15/40	1,020	1,308
	Boardwalk Pipelines LP	3.375%	2/1/23	310	320
	Boardwalk Pipelines LP	4.950%	12/15/24	525	587
	Boardwalk Pipelines LP	5.950%	6/1/26	425	504
	Boardwalk Pipelines LP	4.800%	5/3/29	100	116
[9]	BP Capital Markets America Inc.	2.520%	9/19/22	450	461
	BP Capital Markets America Inc.	2.937%	4/6/23	200	209
[9]	BP Capital Markets America Inc.	3.216%	11/28/23	1,850	1,959
	BP Capital Markets America Inc.	3.790%	2/6/24	2,000	2,157
[9]	BP Capital Markets America Inc.	3.224%	4/14/24	500	533
	BP Capital Markets America Inc.	3.194%	4/6/25	1,080	1,163
	BP Capital Markets America Inc.	3.796%	9/21/25	1,614	1,788
	BP Capital Markets America Inc.	3.410%	2/11/26	800	875
[9]	BP Capital Markets America Inc.	3.119%	5/4/26	2,800	3,038
	BP Capital Markets America Inc.	3.937%	9/21/28	1,800	2,050
	BP Capital Markets America Inc.	3.633%	4/6/30	2,600	2,917
	BP Capital Markets America Inc.	1.749%	8/10/30	900	879
	BP Capital Markets America Inc.	3.060%	6/17/41	1,000	1,010
	BP Capital Markets America Inc.	3.000%	2/24/50	1,700	1,651
	BP Capital Markets America Inc.	2.772%	11/10/50	1,450	1,349
	BP Capital Markets America Inc.	2.939%	6/4/51	1,900	1,822
	BP Capital Markets America Inc.	3.379%	2/8/61	1,700	1,708
	BP Capital Markets plc	2.500%	11/6/22	889	915
	BP Capital Markets plc	3.994%	9/26/23	350	377
	BP Capital Markets plc	3.535%	11/4/24	1,335	1,454
	BP Capital Markets plc	3.506%	3/17/25	950	1,040
	BP Capital Markets plc	3.279%	9/19/27	1,835	2,009
	BP Capital Markets plc	3.723%	11/28/28	585	660
	Burlington Resources LLC	7.400%	12/1/31	600	885
	Burlington Resources LLC	5.950%	10/15/36	400	554
	Canadian Natural Resources Ltd.	2.950%	1/15/23	800	829
	Canadian Natural Resources Ltd.	3.800%	4/15/24	400	430
	Canadian Natural Resources Ltd.	3.900%	2/1/25	500	544

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Natural Resources Ltd.	2.050%	7/15/25	400	411
	Canadian Natural Resources Ltd.	3.850%	6/1/27	2,000	2,203
	Canadian Natural Resources Ltd.	2.950%	7/15/30	1,500	1,556
	Canadian Natural Resources Ltd.	7.200%	1/15/32	475	645
	Canadian Natural Resources Ltd.	6.450%	6/30/33	400	527
	Canadian Natural Resources Ltd.	5.850%	2/1/35	700	894
	Canadian Natural Resources Ltd.	6.500%	2/15/37	700	945
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,000	1,337
	Canadian Natural Resources Ltd.	6.750%	2/1/39	325	456
[9]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	112
	Cenovus Energy Inc.	3.950%	4/15/22	450	458
	Cenovus Energy Inc.	3.800%	9/15/23	400	422
	Cenovus Energy Inc.	4.000%	4/15/24	500	535
	Cenovus Energy Inc.	5.375%	7/15/25	2,000	2,288
	Cenovus Energy Inc.	4.250%	4/15/27	1,700	1,901
	Cenovus Energy Inc.	4.400%	4/15/29	575	651
	Cenovus Energy Inc.	5.250%	6/15/37	500	598
	Cenovus Energy Inc.	6.800%	9/15/37	300	394
	Cenovus Energy Inc.	6.750%	11/15/39	1,500	2,034
	Cenovus Energy Inc.	5.400%	6/15/47	800	993
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	1,200	1,374
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	750	860
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	2,250	2,619
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,150	1,256
	Chevron Corp.	2.355%	12/5/22	4,245	4,348
	Chevron Corp.	1.141%	5/11/23	900	913
	Chevron Corp.	3.191%	6/24/23	1,175	1,233
	Chevron Corp.	2.895%	3/3/24	200	212
	Chevron Corp.	1.554%	5/11/25	3,150	3,226
	Chevron Corp.	3.326%	11/17/25	200	219
	Chevron Corp.	1.995%	5/11/27	500	516
	Chevron Corp.	2.236%	5/11/30	2,200	2,269
	Chevron Corp.	2.978%	5/11/40	1,300	1,359
	Chevron Corp.	3.078%	5/11/50	900	932
	Chevron USA Inc.	0.333%	8/12/22	500	500
	Chevron USA Inc.	0.426%	8/11/23	500	501
	Chevron USA Inc.	0.687%	8/12/25	500	496
	Chevron USA Inc.	1.018%	8/12/27	500	487
	Chevron USA Inc.	3.850%	1/15/28	450	513
	Chevron USA Inc.	3.250%	10/15/29	1,000	1,109
	Chevron USA Inc.	6.000%	3/1/41	1,210	1,770
	Chevron USA Inc.	5.250%	11/15/43	450	612
	Chevron USA Inc.	5.050%	11/15/44	450	604
	Chevron USA Inc.	4.950%	8/15/47	550	737
	Chevron USA Inc.	4.200%	10/15/49	475	584
	Chevron USA Inc.	2.343%	8/12/50	500	453
	Cimarex Energy Co.	4.375%	6/1/24	700	762
	Cimarex Energy Co.	3.900%	5/15/27	700	772
	Cimarex Energy Co.	4.375%	3/15/29	600	682
	Columbia Pipeline Group Inc.	4.500%	6/1/25	1,045	1,175
	Columbia Pipeline Group Inc.	5.800%	6/1/45	350	477
[4,9]	ConocoPhillips	3.750%	10/1/27	1,250	1,404
[4,9]	ConocoPhillips	4.300%	8/15/28	1,000	1,160
[4,9]	ConocoPhillips	2.400%	2/15/31	500	512
	ConocoPhillips	5.900%	10/15/32	400	534
	ConocoPhillips	5.900%	5/15/38	1,255	1,755
	ConocoPhillips	6.500%	2/1/39	1,950	2,884
[4,9]	ConocoPhillips	4.875%	10/1/47	2,355	3,093
	ConocoPhillips Co.	3.350%	11/15/24	200	216
	ConocoPhillips Co.	4.950%	3/15/26	1,000	1,161
	ConocoPhillips Co.	6.950%	4/15/29	875	1,190

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ConocoPhillips Co.	4.300%	11/15/44	750	904
[4,9]	Devon Energy Corp.	5.250%	9/15/24	600	669
	Devon Energy Corp.	5.850%	12/15/25	300	352
[4,9]	Devon Energy Corp.	5.250%	10/15/27	260	279
[4,9]	Devon Energy Corp.	5.875%	6/15/28	260	289
[4,9]	Devon Energy Corp.	4.500%	1/15/30	518	570
	Devon Energy Corp.	7.875%	9/30/31	590	826
	Devon Energy Corp.	7.950%	4/15/32	245	349
	Devon Energy Corp.	5.600%	7/15/41	1,310	1,625
	Devon Energy Corp.	4.750%	5/15/42	600	682
	Devon Energy Corp.	5.000%	6/15/45	700	824
	Diamondback Energy Inc.	0.900%	3/24/23	500	500
	Diamondback Energy Inc.	2.875%	12/1/24	800	846
	Diamondback Energy Inc.	3.250%	12/1/26	700	750
	Diamondback Energy Inc.	3.500%	12/1/29	1,700	1,822
	Diamondback Energy Inc.	3.125%	3/24/31	875	910
	Diamondback Energy Inc.	4.400%	3/24/51	500	565
	Enable Midstream Partners LP	3.900%	5/15/24	625	666
	Enable Midstream Partners LP	4.400%	3/15/27	800	884
	Enable Midstream Partners LP	4.950%	5/15/28	800	916
	Enable Midstream Partners LP	4.150%	9/15/29	550	602
	Enable Midstream Partners LP	5.000%	5/15/44	450	490
	Enbridge Energy Partners LP	5.875%	10/15/25	1,439	1,700
[9]	Enbridge Energy Partners LP	7.500%	4/15/38	300	442
	Enbridge Energy Partners LP	5.500%	9/15/40	75	97
	Enbridge Energy Partners LP	7.375%	10/15/45	1,300	2,052
	Enbridge Inc.	2.900%	7/15/22	450	461
	Enbridge Inc.	3.500%	6/10/24	500	537
	Enbridge Inc.	2.500%	1/15/25	715	750
	Enbridge Inc.	3.700%	7/15/27	800	884
	Enbridge Inc.	3.125%	11/15/29	825	884
	Enbridge Inc.	2.500%	8/1/33	900	900
	Enbridge Inc.	4.500%	6/10/44	925	1,089
	Enbridge Inc.	5.500%	12/1/46	300	402
	Enbridge Inc.	4.000%	11/15/49	325	361
	Enbridge Inc.	3.400%	8/1/51	500	502
	Energy Transfer LP	5.000%	10/1/22	1,050	1,094
	Energy Transfer LP	3.600%	2/1/23	975	1,012
[9]	Energy Transfer LP	4.250%	3/15/23	1,600	1,679
[9]	Energy Transfer LP	4.200%	9/15/23	300	321
	Energy Transfer LP	4.500%	11/1/23	475	509
	Energy Transfer LP	4.250%	4/1/24	900	970
	Energy Transfer LP	4.050%	3/15/25	2,091	2,270
	Energy Transfer LP	2.900%	5/15/25	375	395
	Energy Transfer LP	5.950%	12/1/25	1,878	2,201
	Energy Transfer LP	4.750%	1/15/26	300	338
[9]	Energy Transfer LP	5.500%	6/1/27	1,000	1,175
	Energy Transfer LP	5.250%	4/15/29	1,300	1,536
	Energy Transfer LP	3.750%	5/15/30	2,775	3,017
	Energy Transfer LP	4.900%	3/15/35	250	289
	Energy Transfer LP	6.625%	10/15/36	350	463
[9]	Energy Transfer LP	5.800%	6/15/38	1,080	1,339
	Energy Transfer LP	7.500%	7/1/38	500	704
	Energy Transfer LP	6.050%	6/1/41	575	731
	Energy Transfer LP	6.500%	2/1/42	300	389
	Energy Transfer LP	5.150%	2/1/43	425	481
	Energy Transfer LP	5.300%	4/1/44	950	1,100
	Energy Transfer LP	5.150%	3/15/45	150	173
	Energy Transfer LP	5.350%	5/15/45	1,525	1,765
	Energy Transfer LP	6.125%	12/15/45	1,050	1,337
	Energy Transfer LP	5.300%	4/15/47	1,400	1,634

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	5.400%	10/1/47	700	829
	Energy Transfer LP	6.000%	6/15/48	850	1,075
	Energy Transfer LP	6.250%	4/15/49	1,200	1,578
	Energy Transfer LP	5.000%	5/15/50	2,600	3,004
	Enterprise Products Operating LLC	3.350%	3/15/23	1,250	1,302
	Enterprise Products Operating LLC	3.900%	2/15/24	750	807
	Enterprise Products Operating LLC	3.750%	2/15/25	825	899
	Enterprise Products Operating LLC	3.700%	2/15/26	400	443
	Enterprise Products Operating LLC	3.125%	7/31/29	2,300	2,482
	Enterprise Products Operating LLC	2.800%	1/31/30	2,426	2,563
[9]	Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,959
	Enterprise Products Operating LLC	7.550%	4/15/38	300	461
	Enterprise Products Operating LLC	5.950%	2/1/41	470	646
	Enterprise Products Operating LLC	4.850%	8/15/42	850	1,041
	Enterprise Products Operating LLC	4.450%	2/15/43	1,000	1,182
	Enterprise Products Operating LLC	4.850%	3/15/44	1,780	2,184
	Enterprise Products Operating LLC	5.100%	2/15/45	982	1,246
	Enterprise Products Operating LLC	4.900%	5/15/46	500	619
	Enterprise Products Operating LLC	4.250%	2/15/48	950	1,093
	Enterprise Products Operating LLC	4.800%	2/1/49	2,000	2,463
	Enterprise Products Operating LLC	4.200%	1/31/50	2,100	2,430
	Enterprise Products Operating LLC	3.200%	2/15/52	500	495
	Enterprise Products Operating LLC	4.950%	10/15/54	300	374
	Enterprise Products Operating LLC	3.950%	1/31/60	2,300	2,557
[9]	Enterprise Products Operating LLC	5.250%	8/16/77	400	419
[9]	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,262
	EOG Resources Inc.	2.625%	3/15/23	900	929
	EOG Resources Inc.	4.150%	1/15/26	600	676
	EOG Resources Inc.	4.375%	4/15/30	1,000	1,185
	EOG Resources Inc.	4.950%	4/15/50	700	935
	Exxon Mobil Corp.	1.902%	8/16/22	250	255
	Exxon Mobil Corp.	1.571%	4/15/23	3,730	3,811
	Exxon Mobil Corp.	3.176%	3/15/24	2,000	2,131
	Exxon Mobil Corp.	2.992%	3/19/25	5,775	6,196
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,465
	Exxon Mobil Corp.	2.275%	8/16/26	400	422
	Exxon Mobil Corp.	3.294%	3/19/27	1,100	1,217
	Exxon Mobil Corp.	2.440%	8/16/29	1,000	1,046
	Exxon Mobil Corp.	3.482%	3/19/30	1,425	1,600
	Exxon Mobil Corp.	2.610%	10/15/30	1,875	1,978
	Exxon Mobil Corp.	2.995%	8/16/39	1,000	1,028
	Exxon Mobil Corp.	4.227%	3/19/40	3,550	4,248
	Exxon Mobil Corp.	3.567%	3/6/45	750	822
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	1,182
	Exxon Mobil Corp.	3.095%	8/16/49	1,269	1,294
	Exxon Mobil Corp.	4.327%	3/19/50	2,800	3,476
	Exxon Mobil Corp.	3.452%	4/15/51	2,600	2,829
	Halliburton Co.	3.500%	8/1/23	50	53
	Halliburton Co.	3.800%	11/15/25	892	986
	Halliburton Co.	2.920%	3/1/30	900	935
	Halliburton Co.	4.850%	11/15/35	1,000	1,178
	Halliburton Co.	6.700%	9/15/38	1,070	1,465
	Halliburton Co.	4.500%	11/15/41	675	758
	Halliburton Co.	4.750%	8/1/43	725	842
	Halliburton Co.	5.000%	11/15/45	1,909	2,331
[9]	Helmerich & Payne Inc.	4.650%	3/15/25	300	334
	Hess Corp.	3.500%	7/15/24	245	260
	Hess Corp.	4.300%	4/1/27	500	557
	Hess Corp.	7.300%	8/15/31	485	657
	Hess Corp.	7.125%	3/15/33	415	562
	Hess Corp.	6.000%	1/15/40	722	927

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hess Corp.	5.600%	2/15/41	1,100	1,376
	Hess Corp.	5.800%	4/1/47	500	653
	HollyFrontier Corp.	2.625%	10/1/23	400	414
	HollyFrontier Corp.	5.875%	4/1/26	860	994
	HollyFrontier Corp.	4.500%	10/1/30	500	537
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	725	748
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	465	491
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	1,625	1,772
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	850	933
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	247
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	385
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	549
[9]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	478
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,625	2,263
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,290	1,805
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	443
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,322	1,538
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	601
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	629
	Kinder Morgan Inc.	3.150%	1/15/23	300	312
	Kinder Morgan Inc.	4.300%	6/1/25	817	910
	Kinder Morgan Inc.	4.300%	3/1/28	1,080	1,234
	Kinder Morgan Inc.	2.000%	2/15/31	500	481
[9]	Kinder Morgan Inc.	7.800%	8/1/31	330	472
[9]	Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,477
	Kinder Morgan Inc.	5.300%	12/1/34	1,325	1,639
	Kinder Morgan Inc.	5.550%	6/1/45	1,375	1,778
	Kinder Morgan Inc.	5.050%	2/15/46	200	243
	Kinder Morgan Inc.	3.250%	8/1/50	2,500	2,420
	Kinder Morgan Inc.	3.600%	2/15/51	1,000	1,022
	Magellan Midstream Partners LP	5.000%	3/1/26	450	518
	Magellan Midstream Partners LP	3.250%	6/1/30	1,000	1,076
	Magellan Midstream Partners LP	5.150%	10/15/43	350	434
	Magellan Midstream Partners LP	4.250%	9/15/46	300	340
	Magellan Midstream Partners LP	4.200%	10/3/47	725	810
	Magellan Midstream Partners LP	4.850%	2/1/49	200	242
	Magellan Midstream Partners LP	3.950%	3/1/50	625	678
	Marathon Oil Corp.	3.850%	6/1/25	600	654
	Marathon Oil Corp.	4.400%	7/15/27	1,350	1,529
	Marathon Oil Corp.	6.800%	3/15/32	930	1,221
	Marathon Oil Corp.	6.600%	10/1/37	650	866
	Marathon Oil Corp.	5.200%	6/1/45	200	240
	Marathon Petroleum Corp.	4.500%	5/1/23	1,000	1,067
	Marathon Petroleum Corp.	4.750%	12/15/23	1,000	1,091
	Marathon Petroleum Corp.	4.700%	5/1/25	3,000	3,383
	Marathon Petroleum Corp.	5.125%	12/15/26	1,035	1,218
	Marathon Petroleum Corp.	3.800%	4/1/28	1,150	1,281
	Marathon Petroleum Corp.	6.500%	3/1/41	1,075	1,494
	Marathon Petroleum Corp.	4.750%	9/15/44	200	237
	Marathon Petroleum Corp.	4.500%	4/1/48	900	1,029
	Marathon Petroleum Corp.	5.000%	9/15/54	325	389
	MPLX LP	3.500%	12/1/22	150	156
	MPLX LP	3.375%	3/15/23	400	418
	MPLX LP	4.500%	7/15/23	1,300	1,391
	MPLX LP	4.875%	12/1/24	838	939
	MPLX LP	4.875%	6/1/25	3,085	3,483
	MPLX LP	1.750%	3/1/26	600	607
	MPLX LP	4.250%	12/1/27	2,010	2,275
	MPLX LP	4.000%	3/15/28	950	1,062
	MPLX LP	4.800%	2/15/29	500	586
	MPLX LP	2.650%	8/15/30	3,000	3,032

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MPLX LP	4.500%	4/15/38	1,575	1,801
MPLX LP	5.200%	3/1/47	1,150	1,412
MPLX LP	4.700%	4/15/48	1,200	1,395
MPLX LP	5.500%	2/15/49	1,775	2,297
NOV Inc.	3.600%	12/1/29	500	523
NOV Inc.	3.950%	12/1/42	800	790
ONEOK Inc.	7.500%	9/1/23	1,425	1,605
ONEOK Inc.	2.750%	9/1/24	200	210
ONEOK Inc.	5.850%	1/15/26	1,000	1,184
ONEOK Inc.	4.000%	7/13/27	1,150	1,271
ONEOK Inc.	4.550%	7/15/28	1,000	1,140
ONEOK Inc.	3.400%	9/1/29	1,810	1,930
ONEOK Inc.	3.100%	3/15/30	1,000	1,046
ONEOK Inc.	6.350%	1/15/31	1,000	1,293
ONEOK Inc.	4.950%	7/13/47	750	879
ONEOK Inc.	5.200%	7/15/48	650	797
ONEOK Inc.	4.450%	9/1/49	800	888
ONEOK Inc.	4.500%	3/15/50	700	781
ONEOK Partners LP	3.375%	10/1/22	1,000	1,028
ONEOK Partners LP	4.900%	3/15/25	450	504
ONEOK Partners LP	6.650%	10/1/36	360	485
ONEOK Partners LP	6.125%	2/1/41	1,340	1,728
Phillips 66	3.700%	4/6/23	300	317
Phillips 66	0.900%	2/15/24	1,000	1,001
Phillips 66	3.850%	4/9/25	600	660
Phillips 66	1.300%	2/15/26	500	500
Phillips 66	3.900%	3/15/28	600	675
Phillips 66	2.150%	12/15/30	1,400	1,377
Phillips 66	4.650%	11/15/34	1,000	1,192
Phillips 66	4.875%	11/15/44	2,350	2,942
Phillips 66 Partners LP	2.450%	12/15/24	250	261
Phillips 66 Partners LP	3.605%	2/15/25	600	647
Phillips 66 Partners LP	3.550%	10/1/26	425	462
Phillips 66 Partners LP	3.750%	3/1/28	400	438
Phillips 66 Partners LP	3.150%	12/15/29	250	263
Phillips 66 Partners LP	4.680%	2/15/45	1,080	1,236
Pioneer Natural Resources Co.	0.550%	5/15/23	200	200
Pioneer Natural Resources Co.	0.750%	1/15/24	300	300
Pioneer Natural Resources Co.	1.125%	1/15/26	500	495
Pioneer Natural Resources Co.	4.450%	1/15/26	390	440
Pioneer Natural Resources Co.	1.900%	8/15/30	1,000	964
Pioneer Natural Resources Co.	2.150%	1/15/31	975	957
Plains All American Pipeline LP	2.850%	1/31/23	1,200	1,232
Plains All American Pipeline LP	3.600%	11/1/24	2,155	2,310
Plains All American Pipeline LP	4.650%	10/15/25	600	671
Plains All American Pipeline LP	4.500%	12/15/26	350	393
Plains All American Pipeline LP	3.550%	12/15/29	1,200	1,266
Plains All American Pipeline LP	3.800%	9/15/30	525	562
Plains All American Pipeline LP	6.650%	1/15/37	500	655
Plains All American Pipeline LP	4.300%	1/31/43	975	979
Plains All American Pipeline LP	4.700%	6/15/44	500	530
Plains All American Pipeline LP	4.900%	2/15/45	500	544
Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,200	1,290
Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,470	1,651
Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,325	1,515
Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,200	1,420
Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,600	1,848
Sabine Pass Liquefaction LLC	4.200%	3/15/28	1,200	1,355
Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,500	2,884
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	600	607
Schlumberger Investment SA	3.650%	12/1/23	1,190	1,270

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Schlumberger Investment SA	2.650%	6/26/30	1,300	1,367
Shell International Finance BV	2.375%	8/21/22	975	998
Shell International Finance BV	2.250%	1/6/23	800	823
Shell International Finance BV	3.400%	8/12/23	1,200	1,275
Shell International Finance BV	0.375%	9/15/23	500	500
Shell International Finance BV	2.000%	11/7/24	1,000	1,041
Shell International Finance BV	2.375%	4/6/25	1,315	1,384
Shell International Finance BV	3.250%	5/11/25	2,565	2,785
Shell International Finance BV	2.875%	5/10/26	1,300	1,405
Shell International Finance BV	2.500%	9/12/26	505	538
Shell International Finance BV	3.875%	11/13/28	1,300	1,492
Shell International Finance BV	2.375%	11/7/29	1,450	1,507
Shell International Finance BV	2.750%	4/6/30	2,405	2,564
Shell International Finance BV	4.125%	5/11/35	3,125	3,712
Shell International Finance BV	6.375%	12/15/38	1,320	1,958
Shell International Finance BV	5.500%	3/25/40	700	975
Shell International Finance BV	3.625%	8/21/42	525	590
Shell International Finance BV	4.550%	8/12/43	1,700	2,122
Shell International Finance BV	4.375%	5/11/45	2,900	3,556
Shell International Finance BV	4.000%	5/10/46	2,500	2,924
Shell International Finance BV	3.125%	11/7/49	1,400	1,449
Shell International Finance BV	3.250%	4/6/50	1,735	1,847
Spectra Energy Partners LP	4.750%	3/15/24	800	878
Spectra Energy Partners LP	3.500%	3/15/25	1,666	1,798
Spectra Energy Partners LP	3.375%	10/15/26	950	1,033
Spectra Energy Partners LP	4.500%	3/15/45	220	258
Suncor Energy Inc.	2.800%	5/15/23	600	624
Suncor Energy Inc.	3.100%	5/15/25	800	856
Suncor Energy Inc.	5.350%	7/15/33	450	555
Suncor Energy Inc.	5.950%	5/15/35	700	921
Suncor Energy Inc.	6.800%	5/15/38	700	1,006
Suncor Energy Inc.	6.500%	6/15/38	2,090	2,950
Suncor Energy Inc.	4.000%	11/15/47	700	774
Suncor Energy Inc.	3.750%	3/4/51	700	757
TC PipeLines LP	3.900%	5/25/27	200	221
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	329
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	500	649
Texas Eastern Transmission LP	7.000%	7/15/32	500	694
TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	1,025	1,074
TotalEnergies Capital International SA	2.700%	1/25/23	1,025	1,062
TotalEnergies Capital International SA	3.700%	1/15/24	975	1,051
TotalEnergies Capital International SA	2.434%	1/10/25	700	736
TotalEnergies Capital International SA	3.455%	2/19/29	925	1,031
TotalEnergies Capital International SA	2.829%	1/10/30	1,900	2,040
TotalEnergies Capital International SA	2.986%	6/29/41	625	636
TotalEnergies Capital International SA	3.461%	7/12/49	500	539
TotalEnergies Capital International SA	3.127%	5/29/50	2,300	2,334
TotalEnergies Capital International SA	3.386%	6/29/60	500	528
TotalEnergies Capital SA	3.883%	10/11/28	1,025	1,175
TransCanada PipeLines Ltd.	2.500%	8/1/22	920	941
TransCanada PipeLines Ltd.	3.750%	10/16/23	500	532
TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,955
TransCanada PipeLines Ltd.	4.100%	4/15/30	1,900	2,181
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,900	2,254
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	1,014
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	165
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,650	2,267
TransCanada PipeLines Ltd.	4.750%	5/15/38	500	601
TransCanada PipeLines Ltd.	7.250%	8/15/38	600	903
TransCanada PipeLines Ltd.	6.100%	6/1/40	830	1,141
TransCanada PipeLines Ltd.	5.000%	10/16/43	850	1,056

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransCanada PipeLines Ltd.	4.875%	5/15/48	1,800	2,276
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	340
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	1,000	1,078
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	487
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,500	1,685
	Valero Energy Corp.	2.700%	4/15/23	1,300	1,348
	Valero Energy Corp.	1.200%	3/15/24	500	504
	Valero Energy Corp.	3.650%	3/15/25	241	263
	Valero Energy Corp.	3.400%	9/15/26	1,500	1,625
	Valero Energy Corp.	2.150%	9/15/27	1,000	1,017
	Valero Energy Corp.	4.350%	6/1/28	460	524
	Valero Energy Corp.	4.000%	4/1/29	1,000	1,117
	Valero Energy Corp.	7.500%	4/15/32	1,425	2,005
	Valero Energy Corp.	6.625%	6/15/37	1,355	1,856
	Valero Energy Partners LP	4.375%	12/15/26	200	227
	Valero Energy Partners LP	4.500%	3/15/28	400	456
	Williams Cos. Inc.	4.000%	11/15/21	425	427
	Williams Cos. Inc.	3.600%	3/15/22	750	763
	Williams Cos. Inc.	3.350%	8/15/22	500	512
	Williams Cos. Inc.	3.700%	1/15/23	885	921
	Williams Cos. Inc.	4.500%	11/15/23	560	607
	Williams Cos. Inc.	4.550%	6/24/24	2,500	2,754
	Williams Cos. Inc.	3.900%	1/15/25	1,775	1,941
	Williams Cos. Inc.	4.000%	9/15/25	1,125	1,246
	Williams Cos. Inc.	3.750%	6/15/27	1,325	1,471
	Williams Cos. Inc.	3.500%	11/15/30	2,100	2,292
	Williams Cos. Inc.	6.300%	4/15/40	990	1,356
	Williams Cos. Inc.	5.800%	11/15/43	925	1,222
	Williams Cos. Inc.	5.400%	3/4/44	500	633
	Williams Cos. Inc.	4.900%	1/15/45	425	514
	Williams Cos. Inc.	5.100%	9/15/45	950	1,179
	Williams Cos. Inc.	4.850%	3/1/48	475	578
					490,033
Financials (2.93%)
	ACE Capital Trust II	9.700%	4/1/30	75	113
[9]	Aegon NV	5.500%	4/11/48	585	664
	AerCap Ireland Capital DAC	4.625%	7/1/22	475	494
	AerCap Ireland Capital DAC	3.300%	1/23/23	650	674
	AerCap Ireland Capital DAC	4.125%	7/3/23	250	265
	AerCap Ireland Capital DAC	3.150%	2/15/24	500	524
	AerCap Ireland Capital DAC	6.500%	7/15/25	3,763	4,412
	AerCap Ireland Capital DAC	4.450%	10/1/25	500	550
	AerCap Ireland Capital DAC	1.750%	1/30/26	500	494
	AerCap Ireland Capital DAC	4.450%	4/3/26	3,000	3,295
	AerCap Ireland Capital DAC	3.650%	7/21/27	875	935
	AerCap Ireland Capital DAC	4.625%	10/15/27	500	559
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,000	1,071
	Affiliated Managers Group Inc.	4.250%	2/15/24	350	381
	Affiliated Managers Group Inc.	3.500%	8/1/25	725	788
	Affiliated Managers Group Inc.	3.300%	6/15/30	500	539
	Aflac Inc.	3.625%	11/15/24	580	636
	Aflac Inc.	3.250%	3/17/25	325	352
	Aflac Inc.	2.875%	10/15/26	600	646
	Aflac Inc.	3.600%	4/1/30	1,000	1,127
	Aflac Inc.	4.000%	10/15/46	150	174
	Aflac Inc.	4.750%	1/15/49	1,080	1,422
	Air Lease Corp.	2.250%	1/15/23	750	770
	Air Lease Corp.	2.750%	1/15/23	400	413
	Air Lease Corp.	3.875%	7/3/23	425	451
[9]	Air Lease Corp.	4.250%	2/1/24	550	596
	Air Lease Corp.	4.250%	9/15/24	475	519

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Air Lease Corp.	2.300%	2/1/25	1,175	1,214
	Air Lease Corp.	3.250%	3/1/25	600	639
	Air Lease Corp.	3.375%	7/1/25	750	805
	Air Lease Corp.	1.875%	8/15/26	750	751
	Air Lease Corp.	3.625%	4/1/27	200	215
	Air Lease Corp.	3.625%	12/1/27	1,000	1,075
	Air Lease Corp.	4.625%	10/1/28	300	339
	Air Lease Corp.	3.250%	10/1/29	595	619
[9]	Air Lease Corp.	3.000%	2/1/30	625	633
	Air Lease Corp.	3.125%	12/1/30	1,250	1,271
	Aircastle Ltd.	4.400%	9/25/23	450	482
	Aircastle Ltd.	4.125%	5/1/24	1,625	1,735
	Aircastle Ltd.	4.250%	6/15/26	500	543
	Alleghany Corp.	4.900%	9/15/44	300	376
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	384
	Allstate Corp.	3.150%	6/15/23	2,350	2,473
	Allstate Corp.	3.280%	12/15/26	400	442
	Allstate Corp.	1.450%	12/15/30	500	478
	Allstate Corp.	5.550%	5/9/35	105	144
	Allstate Corp.	4.500%	6/15/43	725	913
	Allstate Corp.	4.200%	12/15/46	600	738
	Allstate Corp.	3.850%	8/10/49	400	475
[9]	Allstate Corp.	5.750%	8/15/53	90	98
[9]	Allstate Corp.	6.500%	5/15/57	650	858
	Ally Financial Inc.	3.050%	6/5/23	2,000	2,087
	Ally Financial Inc.	1.450%	10/2/23	4,000	4,063
	Ally Financial Inc.	3.875%	5/21/24	1,200	1,293
	Ally Financial Inc.	5.125%	9/30/24	550	620
	Ally Financial Inc.	5.800%	5/1/25	600	698
[9]	Ally Financial Inc.	8.000%	11/1/31	1,600	2,301
	American Equity Investment Life Holding Co.	5.000%	6/15/27	300	339
	American Express Co.	3.700%	11/5/21	1,000	1,009
	American Express Co.	2.500%	8/1/22	2,400	2,451
	American Express Co.	2.650%	12/2/22	1,500	1,549
	American Express Co.	3.400%	2/27/23	950	995
	American Express Co.	3.700%	8/3/23	1,500	1,597
	American Express Co.	3.400%	2/22/24	1,000	1,070
	American Express Co.	2.500%	7/30/24	1,065	1,122
	American Express Co.	3.000%	10/30/24	1,200	1,287
	American Express Co.	3.625%	12/5/24	1,404	1,537
	American Express Co.	4.200%	11/6/25	1,212	1,372
	American Express Co.	4.050%	12/3/42	621	743
[9]	American Express Credit Corp.	2.700%	3/3/22	1,350	1,369
[9]	American Express Credit Corp.	3.300%	5/3/27	1,960	2,169
	American Financial Group Inc.	3.500%	8/15/26	250	272
	American Financial Group Inc.	5.250%	4/2/30	356	437
	American Financial Group Inc.	4.500%	6/15/47	500	599
	American International Group Inc.	4.125%	2/15/24	650	708
	American International Group Inc.	2.500%	6/30/25	1,805	1,904
	American International Group Inc.	3.750%	7/10/25	950	1,046
	American International Group Inc.	3.900%	4/1/26	1,000	1,116
	American International Group Inc.	4.200%	4/1/28	750	862
	American International Group Inc.	4.250%	3/15/29	500	577
	American International Group Inc.	3.400%	6/30/30	2,230	2,446
	American International Group Inc.	3.875%	1/15/35	800	904
	American International Group Inc.	4.700%	7/10/35	325	394
	American International Group Inc.	6.250%	5/1/36	600	837
	American International Group Inc.	4.500%	7/16/44	2,725	3,308
	American International Group Inc.	4.800%	7/10/45	1,000	1,253
	American International Group Inc.	4.750%	4/1/48	545	692
[9]	American International Group Inc.	5.750%	4/1/48	525	598

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	4.375%	6/30/50	500	609
	American International Group Inc.	4.375%	1/15/55	950	1,154
[9]	American International Group Inc.	8.175%	5/15/58	400	577
	Ameriprise Financial Inc.	4.000%	10/15/23	1,575	1,702
	Ameriprise Financial Inc.	3.700%	10/15/24	350	383
	Ameriprise Financial Inc.	3.000%	4/2/25	3,459	3,705
[9]	Aon Corp.	8.205%	1/1/27	150	197
	Aon Corp.	4.500%	12/15/28	600	702
	Aon Corp.	3.750%	5/2/29	380	428
	Aon Corp.	2.800%	5/15/30	1,620	1,704
	Aon Corp.	6.250%	9/30/40	150	216
	Aon plc	4.000%	11/27/23	100	107
	Aon plc	3.500%	6/14/24	575	618
	Aon plc	3.875%	12/15/25	300	334
	Aon plc	4.600%	6/14/44	625	781
	Aon plc	4.750%	5/15/45	695	896
	Arch Capital Finance LLC	4.011%	12/15/26	350	396
	Arch Capital Finance LLC	5.031%	12/15/46	100	130
	Arch Capital Group Ltd.	7.350%	5/1/34	500	740
	Arch Capital Group Ltd.	3.635%	6/30/50	975	1,053
	Arch Capital Group US Inc.	5.144%	11/1/43	275	362
	Ares Capital Corp.	3.500%	2/10/23	600	623
	Ares Capital Corp.	4.200%	6/10/24	825	887
	Ares Capital Corp.	4.250%	3/1/25	480	519
	Ares Capital Corp.	3.250%	7/15/25	967	1,017
	Ares Capital Corp.	3.875%	1/15/26	1,000	1,072
	Ares Capital Corp.	2.150%	7/15/26	500	497
	Arthur J Gallagher & Co.	2.500%	5/20/31	750	758
	Arthur J Gallagher & Co.	3.500%	5/20/51	500	524
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,875	2,038
[9]	Associated Bank NA	3.500%	8/13/21	250	250
	Assurant Inc.	4.000%	3/15/23	225	238
	Assurant Inc.	4.200%	9/27/23	100	107
	Assurant Inc.	4.900%	3/27/28	400	466
	Assurant Inc.	6.750%	2/15/34	92	121
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	400	447
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	500	519
	Athene Holding Ltd.	4.125%	1/12/28	835	933
	Athene Holding Ltd.	6.150%	4/3/30	900	1,137
	Athene Holding Ltd.	3.500%	1/15/31	1,500	1,601
	Athene Holding Ltd.	3.950%	5/25/51	500	535
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	300	303
[9]	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	1,750	1,804
[9]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	279
	AXA SA	8.600%	12/15/30	1,080	1,640
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,840	2,028
[9]	AXIS Specialty Finance LLC	4.900%	1/15/40	250	264
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,662
	Banco Santander SA	3.848%	4/12/23	1,200	1,268
	Banco Santander SA	2.706%	6/27/24	400	421
	Banco Santander SA	5.179%	11/19/25	1,300	1,487
	Banco Santander SA	1.849%	3/25/26	1,000	1,011
	Banco Santander SA	4.250%	4/11/27	2,000	2,254
	Banco Santander SA	3.800%	2/23/28	200	221
	Banco Santander SA	4.379%	4/12/28	1,200	1,371
	Banco Santander SA	3.306%	6/27/29	500	543
	Banco Santander SA	3.490%	5/28/30	1,000	1,080
	Banco Santander SA	2.749%	12/3/30	600	595
	Banco Santander SA	2.958%	3/25/31	1,000	1,031
	Bancolombia SA	3.000%	1/29/25	400	410
[9]	Bank of America Corp.	2.503%	10/21/22	1,850	1,862

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Bank of America Corp.	3.300%	1/11/23	925	965
[9]	Bank of America Corp.	2.816%	7/21/23	3,575	3,664
	Bank of America Corp.	4.100%	7/24/23	1,425	1,531
[9]	Bank of America Corp.	3.004%	12/20/23	8,200	8,499
[9]	Bank of America Corp.	3.550%	3/5/24	3,535	3,714
[9]	Bank of America Corp.	0.523%	6/14/24	4,000	3,999
[9]	Bank of America Corp.	3.864%	7/23/24	625	666
[9]	Bank of America Corp.	4.200%	8/26/24	3,025	3,320
[9]	Bank of America Corp.	0.810%	10/24/24	2,500	2,508
[9]	Bank of America Corp.	4.000%	1/22/25	4,240	4,651
[9]	Bank of America Corp.	3.950%	4/21/25	3,036	3,334
	Bank of America Corp.	0.976%	4/22/25	2,000	2,006
[9]	Bank of America Corp.	0.981%	9/25/25	500	499
[9]	Bank of America Corp.	3.093%	10/1/25	2,500	2,663
[9]	Bank of America Corp.	2.456%	10/22/25	1,175	1,230
[9]	Bank of America Corp.	3.366%	1/23/26	1,300	1,401
[9]	Bank of America Corp.	4.450%	3/3/26	7,252	8,226
[9]	Bank of America Corp.	3.500%	4/19/26	830	914
[9]	Bank of America Corp.	1.319%	6/19/26	11,450	11,477
[9]	Bank of America Corp.	4.250%	10/22/26	1,500	1,693
[9]	Bank of America Corp.	1.197%	10/24/26	2,000	1,984
[9]	Bank of America Corp.	1.658%	3/11/27	3,500	3,530
[9]	Bank of America Corp.	3.559%	4/23/27	2,275	2,491
	Bank of America Corp.	1.734%	7/22/27	2,500	2,521
[9]	Bank of America Corp.	3.248%	10/21/27	2,225	2,414
[9]	Bank of America Corp.	3.824%	1/20/28	450	500
[9]	Bank of America Corp.	3.705%	4/24/28	1,400	1,548
[9]	Bank of America Corp.	3.593%	7/21/28	3,008	3,309
[9]	Bank of America Corp.	3.419%	12/20/28	6,357	6,931
[9]	Bank of America Corp.	3.970%	3/5/29	1,425	1,606
[9]	Bank of America Corp.	2.087%	6/14/29	6,000	6,049
[9]	Bank of America Corp.	4.271%	7/23/29	4,275	4,913
[9]	Bank of America Corp.	3.974%	2/7/30	500	567
[9]	Bank of America Corp.	3.194%	7/23/30	2,000	2,153
[9]	Bank of America Corp.	2.884%	10/22/30	4,175	4,395
[9]	Bank of America Corp.	2.496%	2/13/31	175	179
[9]	Bank of America Corp.	2.592%	4/29/31	6,000	6,176
[9]	Bank of America Corp.	1.922%	10/24/31	3,000	2,924
[9]	Bank of America Corp.	2.651%	3/11/32	1,500	1,540
	Bank of America Corp.	2.687%	4/22/32	4,575	4,713
	Bank of America Corp.	6.110%	1/29/37	2,010	2,758
[9]	Bank of America Corp.	4.244%	4/24/38	2,600	3,090
	Bank of America Corp.	7.750%	5/14/38	2,075	3,287
[9]	Bank of America Corp.	4.078%	4/23/40	1,425	1,666
[9]	Bank of America Corp.	2.676%	6/19/41	4,450	4,330
[9]	Bank of America Corp.	5.875%	2/7/42	1,350	1,941
	Bank of America Corp.	3.311%	4/22/42	3,500	3,702
[9]	Bank of America Corp.	5.000%	1/21/44	1,950	2,597
[9]	Bank of America Corp.	4.875%	4/1/44	550	717
[9]	Bank of America Corp.	4.750%	4/21/45	350	447
[9]	Bank of America Corp.	4.443%	1/20/48	2,075	2,572
[9]	Bank of America Corp.	3.946%	1/23/49	1,175	1,359
[9]	Bank of America Corp.	4.330%	3/15/50	700	863
[9]	Bank of America Corp.	4.083%	3/20/51	5,500	6,564
[9]	Bank of America Corp.	2.831%	10/24/51	2,000	1,955
[9]	Bank of America Corp.	3.483%	3/13/52	1,000	1,094
[9]	Bank of America NA	6.000%	10/15/36	600	840
[9]	Bank of Montreal	1.900%	8/27/21	1,500	1,504
[9]	Bank of Montreal	2.900%	3/26/22	2,350	2,397
[9]	Bank of Montreal	2.350%	9/11/22	137	140
[9]	Bank of Montreal	2.550%	11/6/22	13	13

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Montreal	0.450%	12/8/23	500	500
[9]	Bank of Montreal	3.300%	2/5/24	1,000	1,071
[9]	Bank of Montreal	2.500%	6/28/24	800	844
[9]	Bank of Montreal	1.850%	5/1/25	820	847
[9]	Bank of Montreal	0.949%	1/22/27	1,000	982
[9]	Bank of Montreal	4.338%	10/5/28	400	429
[9]	Bank of Montreal	3.803%	12/15/32	1,600	1,764
[9]	Bank of New York Mellon Corp.	1.850%	1/27/23	375	384
[9]	Bank of New York Mellon Corp.	2.950%	1/29/23	850	884
[9]	Bank of New York Mellon Corp.	3.500%	4/28/23	625	661
[9]	Bank of New York Mellon Corp.	3.450%	8/11/23	525	559
[9]	Bank of New York Mellon Corp.	2.200%	8/16/23	825	855
[9]	Bank of New York Mellon Corp.	3.650%	2/4/24	900	970
[9]	Bank of New York Mellon Corp.	3.250%	9/11/24	600	649
[9]	Bank of New York Mellon Corp.	3.950%	11/18/25	742	832
[9]	Bank of New York Mellon Corp.	2.800%	5/4/26	3,561	3,834
[9]	Bank of New York Mellon Corp.	2.450%	8/17/26	500	531
[9]	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,649
[9]	Bank of New York Mellon Corp.	3.400%	1/29/28	600	668
[9]	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,322
[9]	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	1,092
[9]	Bank of New York Mellon Corp.	3.300%	8/23/29	500	554
	Bank of Nova Scotia	2.375%	1/18/23	2,250	2,320
	Bank of Nova Scotia	1.950%	2/1/23	1,825	1,871
	Bank of Nova Scotia	1.625%	5/1/23	1,000	1,022
	Bank of Nova Scotia	3.400%	2/11/24	500	535
	Bank of Nova Scotia	2.200%	2/3/25	3,575	3,732
	Bank of Nova Scotia	1.300%	6/11/25	3,000	3,029
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,418
	Bank of Nova Scotia	2.700%	8/3/26	425	454
	BankUnited Inc.	4.875%	11/17/25	219	250
	Barclays plc	3.200%	8/10/21	850	853
	Barclays plc	3.684%	1/10/23	950	966
[9]	Barclays plc	4.338%	5/16/24	1,000	1,066
	Barclays plc	1.007%	12/10/24	1,300	1,305
	Barclays plc	3.650%	3/16/25	3,000	3,253
[9]	Barclays plc	3.932%	5/7/25	800	863
	Barclays plc	4.375%	1/12/26	1,200	1,345
[9]	Barclays plc	2.852%	5/7/26	2,025	2,139
	Barclays plc	5.200%	5/12/26	1,260	1,442
	Barclays plc	4.337%	1/10/28	1,000	1,118
	Barclays plc	4.836%	5/9/28	4,750	5,331
[9]	Barclays plc	4.972%	5/16/29	1,000	1,172
[9]	Barclays plc	5.088%	6/20/30	2,975	3,458
	Barclays plc	2.645%	6/24/31	1,000	1,012
	Barclays plc	2.667%	3/10/32	1,750	1,762
	Barclays plc	3.564%	9/23/35	700	729
	Barclays plc	5.250%	8/17/45	500	665
	Barclays plc	4.950%	1/10/47	1,300	1,678
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,500	1,515
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	189
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	754
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	684
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,000	2,469
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	1,810	2,248
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	2,185	2,178
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	500	468
	Berkshire Hathaway Inc.	3.000%	2/11/23	225	235
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,675	1,738
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,231	3,532
	Berkshire Hathaway Inc.	4.500%	2/11/43	825	1,056

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BGC Partners Inc.	3.750%	10/1/24	425	450
	BlackRock Inc.	3.500%	3/18/24	700	757
	BlackRock Inc.	3.200%	3/15/27	550	609
	BlackRock Inc.	3.250%	4/30/29	1,000	1,118
	BlackRock Inc.	2.400%	4/30/30	1,250	1,309
	BlackRock Inc.	1.900%	1/28/31	915	915
[4,9]	Blackstone Secured Lending Fund	3.650%	7/14/23	500	521
[4,9]	Blackstone Secured Lending Fund	3.625%	1/15/26	500	531
[4,9]	Blackstone Secured Lending Fund	2.750%	9/16/26	500	507
[9]	BNP Paribas SA	3.250%	3/3/23	375	393
[9]	BNP Paribas SA	4.250%	10/15/24	500	554
[4,9]	BNP Paribas SA	3.052%	1/13/31	1,175	1,238
[9]	BPCE SA	2.750%	12/2/21	500	505
[4,9]	BPCE SA	3.000%	5/22/22	1,000	1,024
	BPCE SA	4.000%	4/15/24	1,200	1,309
[9]	BPCE SA	3.375%	12/2/26	250	276
	Brighthouse Financial Inc.	3.700%	6/22/27	623	680
	Brighthouse Financial Inc.	5.625%	5/15/30	500	609
	Brighthouse Financial Inc.	4.700%	6/22/47	629	698
	Brookfield Asset Management Inc.	4.000%	1/15/25	658	721
	Brookfield Finance Inc.	4.000%	4/1/24	725	784
	Brookfield Finance Inc.	4.250%	6/2/26	150	169
	Brookfield Finance Inc.	3.900%	1/25/28	500	559
	Brookfield Finance Inc.	4.850%	3/29/29	600	707
	Brookfield Finance Inc.	4.350%	4/15/30	320	370
	Brookfield Finance Inc.	2.724%	4/15/31	1,200	1,238
	Brookfield Finance Inc.	4.700%	9/20/47	750	914
	Brookfield Finance LLC	3.450%	4/15/50	1,200	1,237
	Brown & Brown Inc.	4.200%	9/15/24	400	439
	Brown & Brown Inc.	4.500%	3/15/29	275	316
	Brown & Brown Inc.	2.375%	3/15/31	1,000	1,000
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	1,000	1,000
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	1,000	1,009
[9]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	1,000	1,068
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	1,100	1,097
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	800	850
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	190	199
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	500	498
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	1,050	1,045
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,193
[9]	Capital One Bank USA NA	2.280%	1/28/26	750	778
	Capital One Financial Corp.	3.050%	3/9/22	675	686
	Capital One Financial Corp.	3.200%	1/30/23	2,000	2,083
	Capital One Financial Corp.	3.500%	6/15/23	82	87
	Capital One Financial Corp.	3.900%	1/29/24	250	270
	Capital One Financial Corp.	3.750%	4/24/24	2,575	2,785
	Capital One Financial Corp.	3.300%	10/30/24	4,050	4,363
	Capital One Financial Corp.	4.250%	4/30/25	502	559
	Capital One Financial Corp.	4.200%	10/29/25	500	558
	Capital One Financial Corp.	3.750%	7/28/26	250	276
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,196
	Capital One Financial Corp.	3.650%	5/11/27	1,750	1,946
	Capital One Financial Corp.	3.800%	1/31/28	2,000	2,257
	Cboe Global Markets Inc.	3.650%	1/12/27	490	546
	Cboe Global Markets Inc.	1.625%	12/15/30	500	482
	Charles Schwab Corp.	3.225%	9/1/22	1,225	1,265
	Charles Schwab Corp.	2.650%	1/25/23	400	414
	Charles Schwab Corp.	3.550%	2/1/24	420	452
	Charles Schwab Corp.	4.200%	3/24/25	1,000	1,117
	Charles Schwab Corp.	3.850%	5/21/25	100	111
	Charles Schwab Corp.	0.900%	3/11/26	1,000	993

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	1.150%	5/13/26	3,000	2,997
	Charles Schwab Corp.	3.200%	3/2/27	1,100	1,204
	Charles Schwab Corp.	3.200%	1/25/28	400	441
	Charles Schwab Corp.	4.000%	2/1/29	440	507
	Charles Schwab Corp.	3.250%	5/22/29	475	524
	Charles Schwab Corp.	2.300%	5/13/31	1,000	1,022
	Chubb Corp.	6.000%	5/11/37	375	542
[9]	Chubb Corp.	6.500%	5/15/38	1,322	2,001
	Chubb INA Holdings Inc.	2.875%	11/3/22	1,085	1,117
	Chubb INA Holdings Inc.	2.700%	3/13/23	350	364
	Chubb INA Holdings Inc.	3.350%	5/15/24	275	297
	Chubb INA Holdings Inc.	3.150%	3/15/25	1,164	1,258
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,200	2,418
	Chubb INA Holdings Inc.	1.375%	9/15/30	2,500	2,378
	Chubb INA Holdings Inc.	6.700%	5/15/36	180	272
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	273
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	1,012
	CI Financial Corp.	3.200%	12/17/30	2,000	2,053
[9]	Cincinnati Financial Corp.	6.920%	5/15/28	300	393
	Cincinnati Financial Corp.	6.125%	11/1/34	275	376
	Citigroup Inc.	2.350%	8/2/21	600	601
	Citigroup Inc.	4.050%	7/30/22	2,225	2,312
	Citigroup Inc.	2.700%	10/27/22	1,550	1,594
[9]	Citigroup Inc.	2.312%	11/4/22	750	755
	Citigroup Inc.	3.500%	5/15/23	450	474
	Citigroup Inc.	3.875%	10/25/23	2,575	2,779
	Citigroup Inc.	3.750%	6/16/24	2,975	3,237
	Citigroup Inc.	4.000%	8/5/24	725	790
	Citigroup Inc.	0.776%	10/30/24	2,000	2,005
	Citigroup Inc.	3.875%	3/26/25	3,544	3,890
	Citigroup Inc.	3.300%	4/27/25	275	299
	Citigroup Inc.	0.981%	5/1/25	1,450	1,454
	Citigroup Inc.	4.400%	6/10/25	1,975	2,206
	Citigroup Inc.	5.500%	9/13/25	1,000	1,165
	Citigroup Inc.	3.700%	1/12/26	400	442
	Citigroup Inc.	4.600%	3/9/26	975	1,111
[9]	Citigroup Inc.	3.106%	4/8/26	5,750	6,152
	Citigroup Inc.	3.400%	5/1/26	750	820
	Citigroup Inc.	3.200%	10/21/26	3,000	3,250
	Citigroup Inc.	4.300%	11/20/26	775	876
	Citigroup Inc.	4.450%	9/29/27	3,450	3,940
[9]	Citigroup Inc.	3.887%	1/10/28	2,075	2,309
	Citigroup Inc.	6.625%	1/15/28	800	1,028
[9]	Citigroup Inc.	3.668%	7/24/28	2,675	2,954
	Citigroup Inc.	4.125%	7/25/28	425	479
[9]	Citigroup Inc.	3.520%	10/27/28	2,760	3,022
[9]	Citigroup Inc.	3.980%	3/20/30	2,000	2,270
[9]	Citigroup Inc.	2.976%	11/5/30	1,175	1,246
[9]	Citigroup Inc.	2.666%	1/29/31	175	181
[9]	Citigroup Inc.	4.412%	3/31/31	8,750	10,230
[9]	Citigroup Inc.	2.572%	6/3/31	2,500	2,569
	Citigroup Inc.	6.625%	6/15/32	750	1,021
	Citigroup Inc.	5.875%	2/22/33	200	262
	Citigroup Inc.	6.000%	10/31/33	525	697
	Citigroup Inc.	6.125%	8/25/36	1,699	2,348
[9]	Citigroup Inc.	3.878%	1/24/39	1,100	1,262
	Citigroup Inc.	8.125%	7/15/39	1,099	1,898
[9]	Citigroup Inc.	5.316%	3/26/41	4,950	6,639
	Citigroup Inc.	5.875%	1/30/42	800	1,152
	Citigroup Inc.	6.675%	9/13/43	500	769
	Citigroup Inc.	5.300%	5/6/44	750	1,006

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.650%	7/30/45	1,200	1,546
	Citigroup Inc.	4.750%	5/18/46	825	1,049
	Citigroup Inc.	4.650%	7/23/48	1,480	1,939
[9]	Citizens Bank NA	3.700%	3/29/23	250	263
[9]	Citizens Bank NA	3.750%	2/18/26	500	554
	Citizens Financial Group Inc.	2.850%	7/27/26	1,775	1,893
	Citizens Financial Group Inc.	2.500%	2/6/30	450	462
	Citizens Financial Group Inc.	4.300%	2/11/31	825	925
	Citizens Financial Group Inc.	2.638%	9/30/32	180	180
	CME Group Inc.	3.000%	9/15/22	850	877
	CME Group Inc.	3.000%	3/15/25	133	143
	CME Group Inc.	5.300%	9/15/43	720	1,034
	CME Group Inc.	4.150%	6/15/48	500	651
	CNA Financial Corp.	3.950%	5/15/24	895	970
	CNA Financial Corp.	3.450%	8/15/27	400	438
	CNA Financial Corp.	3.900%	5/1/29	800	900
	CNO Financial Group Inc.	5.250%	5/30/25	500	567
[9]	Comerica Bank	4.000%	7/27/25	578	639
	Comerica Inc.	3.700%	7/31/23	750	798
	Cooperatieve Rabobank UA	3.950%	11/9/22	975	1,021
	Cooperatieve Rabobank UA	4.625%	12/1/23	2,675	2,924
	Cooperatieve Rabobank UA	0.375%	1/12/24	1,000	996
[9]	Cooperatieve Rabobank UA	3.375%	5/21/25	1,815	1,983
	Cooperatieve Rabobank UA	4.375%	8/4/25	802	894
[9]	Cooperatieve Rabobank UA	3.750%	7/21/26	1,800	1,979
	Cooperatieve Rabobank UA	5.750%	12/1/43	750	1,060
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,250	4,357
	Credit Suisse AG	3.000%	10/29/21	800	807
	Credit Suisse AG	2.100%	11/12/21	400	403
	Credit Suisse AG	0.495%	2/2/24	500	498
[9]	Credit Suisse AG	3.625%	9/9/24	2,325	2,525
[4,9]	Credit Suisse Group AG	3.574%	1/9/23	1,175	1,193
	Credit Suisse Group AG	3.800%	6/9/23	2,335	2,473
	Credit Suisse Group AG	3.750%	3/26/25	1,500	1,627
	Credit Suisse Group AG	4.550%	4/17/26	3,390	3,836
[4,9]	Credit Suisse Group AG	4.194%	4/1/31	1,000	1,124
	Credit Suisse Group AG	4.875%	5/15/45	2,450	3,092
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,100	1,144
	Credit Suisse USA Inc.	7.125%	7/15/32	465	674
[9]	Deutsche Bank AG	4.250%	10/14/21	2,700	2,729
[9]	Deutsche Bank AG	3.300%	11/16/22	2,500	2,587
	Deutsche Bank AG	3.950%	2/27/23	1,300	1,365
[9]	Deutsche Bank AG	3.700%	5/30/24	775	831
[9]	Deutsche Bank AG	4.100%	1/13/26	400	439
	Deutsche Bank AG	1.686%	3/19/26	1,500	1,513
	Deutsche Bank AG	2.129%	11/24/26	1,600	1,625
[9]	Deutsche Bank AG	3.547%	9/18/31	500	532
[9]	Discover Bank	3.200%	8/9/21	350	350
[9]	Discover Bank	3.350%	2/6/23	600	626
[9]	Discover Bank	4.200%	8/8/23	500	538
	Discover Bank	2.450%	9/12/24	600	628
[9]	Discover Bank	4.250%	3/13/26	2,043	2,295
[9]	Discover Bank	3.450%	7/27/26	500	546
[9]	Discover Bank	4.682%	8/9/28	425	451
[9]	Discover Bank	4.650%	9/13/28	500	587
[9]	Discover Bank	2.700%	2/6/30	400	419
	Discover Financial Services	3.850%	11/21/22	225	236
	Discover Financial Services	3.950%	11/6/24	350	382
	Discover Financial Services	3.750%	3/4/25	953	1,040
	Discover Financial Services	4.500%	1/30/26	3,183	3,603
	Discover Financial Services	4.100%	2/9/27	1,175	1,317

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	E*TRADE Financial Corp.	3.800%	8/24/27	325	360
	E*TRADE Financial Corp.	4.500%	6/20/28	330	383
	Eaton Vance Corp.	3.625%	6/15/23	225	238
	Eaton Vance Corp.	3.500%	4/6/27	300	327
	Enstar Group Ltd.	4.950%	6/1/29	680	781
	Equitable Holdings Inc.	3.900%	4/20/23	258	273
	Equitable Holdings Inc.	7.000%	4/1/28	600	772
	Equitable Holdings Inc.	4.350%	4/20/28	4,460	5,113
	Equitable Holdings Inc.	5.000%	4/20/48	1,200	1,531
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	378
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	500	534
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	460
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	600	686
[4,9]	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	1,000	1,044
	Fidelity National Financial Inc.	3.400%	6/15/30	500	539
	Fidelity National Financial Inc.	2.450%	3/15/31	750	748
	Fifth Third Bancorp	3.500%	3/15/22	950	969
	Fifth Third Bancorp	4.300%	1/16/24	475	515
	Fifth Third Bancorp	3.650%	1/25/24	500	536
	Fifth Third Bancorp	2.375%	1/28/25	1,823	1,910
	Fifth Third Bancorp	2.550%	5/5/27	1,500	1,586
	Fifth Third Bancorp	3.950%	3/14/28	300	346
	Fifth Third Bancorp	8.250%	3/1/38	710	1,184
[9]	Fifth Third Bank NA	2.875%	10/1/21	1,435	1,441
[9]	Fifth Third Bank NA	1.800%	1/30/23	315	322
[9]	Fifth Third Bank NA	3.950%	7/28/25	625	701
[9]	Fifth Third Bank NA	3.850%	3/15/26	1,500	1,665
[9]	Fifth Third Bank NA	2.250%	2/1/27	1,165	1,222
	First American Financial Corp.	4.600%	11/15/24	220	243
[9]	First Republic Bank	1.912%	2/12/24	500	510
[9]	First Republic Bank	4.375%	8/1/46	200	245
[9]	First Republic Bank	4.625%	2/13/47	375	479
[9]	FirstMerit Bank NA	4.270%	11/25/26	450	508
	Franklin Resources Inc.	2.800%	9/15/22	500	515
	Franklin Resources Inc.	2.850%	3/30/25	250	268
	Franklin Resources Inc.	1.600%	10/30/30	500	480
	FS KKR Capital Corp.	4.625%	7/15/24	100	108
	FS KKR Capital Corp.	4.125%	2/1/25	1,000	1,064
	FS KKR Capital Corp.	3.400%	1/15/26	1,580	1,634
	GATX Corp.	3.250%	3/30/25	375	401
	GATX Corp.	3.850%	3/30/27	250	276
	GATX Corp.	3.500%	3/15/28	200	220
	GATX Corp.	4.550%	11/7/28	600	701
	GATX Corp.	4.700%	4/1/29	275	322
	GATX Corp.	4.000%	6/30/30	460	519
	GATX Corp.	1.900%	6/1/31	500	476
	GATX Corp.	5.200%	3/15/44	150	193
	GATX Corp.	4.500%	3/30/45	150	175
	GE Capital Funding LLC	3.450%	5/15/25	2,320	2,522
	GE Capital Funding LLC	4.050%	5/15/27	1,300	1,471
	GE Capital Funding LLC	4.400%	5/15/30	2,680	3,124
[11]	GE Capital Funding LLC	4.550%	5/15/32	700	835
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	474	517
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	9,832	11,809
	Global Payments Inc.	3.750%	6/1/23	500	526
	Global Payments Inc.	4.000%	6/1/23	475	505
	Global Payments Inc.	2.650%	2/15/25	1,400	1,475
	Global Payments Inc.	4.800%	4/1/26	600	688
	Global Payments Inc.	4.450%	6/1/28	300	346
	Global Payments Inc.	3.200%	8/15/29	1,100	1,175
	Global Payments Inc.	2.900%	5/15/30	500	521

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Global Payments Inc.	4.150%	8/15/49	1,200	1,381
	Globe Life Inc.	3.800%	9/15/22	200	208
	Globe Life Inc.	4.550%	9/15/28	385	450
	Globe Life Inc.	2.150%	8/15/30	500	494
	Goldman Sachs BDC Inc.	2.875%	1/15/26	500	516
	Goldman Sachs Capital I	6.345%	2/15/34	975	1,365
[9]	Goldman Sachs Group Inc.	2.876%	10/31/22	3,095	3,119
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,725	1,810
[9]	Goldman Sachs Group Inc.	0.481%	1/27/23	3,500	3,500
	Goldman Sachs Group Inc.	3.200%	2/23/23	2,805	2,926
	Goldman Sachs Group Inc.	0.523%	3/8/23	1,500	1,501
	Goldman Sachs Group Inc.	3.625%	2/20/24	5,000	5,359
	Goldman Sachs Group Inc.	4.000%	3/3/24	1,750	1,901
	Goldman Sachs Group Inc.	0.673%	3/8/24	5,000	5,009
	Goldman Sachs Group Inc.	3.500%	1/23/25	4,929	5,329
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,000	1,085
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,000	1,094
	Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,710
[9]	Goldman Sachs Group Inc.	1.093%	12/9/26	2,000	1,969
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,255
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,213
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,000	1,994
[9]	Goldman Sachs Group Inc.	3.691%	6/5/28	6,050	6,682
[9]	Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,342
[9]	Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	2,455
	Goldman Sachs Group Inc.	2.600%	2/7/30	1,000	1,037
	Goldman Sachs Group Inc.	3.800%	3/15/30	6,425	7,229
	Goldman Sachs Group Inc.	1.992%	1/27/32	2,200	2,136
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,000	3,068
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,975	4,217
	Goldman Sachs Group Inc.	6.750%	10/1/37	3,620	5,272
[9]	Goldman Sachs Group Inc.	4.017%	10/31/38	1,730	2,028
[9]	Goldman Sachs Group Inc.	4.411%	4/23/39	1,500	1,827
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	3,095
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,120	3,265
[9]	Goldman Sachs Group Inc.	4.800%	7/8/44	2,075	2,708
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,075	2,767
	Goldman Sachs Group Inc.	4.750%	10/21/45	525	686
	Hanover Insurance Group Inc.	4.500%	4/15/26	270	306
	Hartford Financial Services Group Inc.	2.800%	8/19/29	500	527
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	855
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	594
	Hartford Financial Services Group Inc.	3.600%	8/19/49	500	550
[9]	HSBC Bank USA NA	7.000%	1/15/39	650	1,011
[9]	HSBC Holdings plc	3.262%	3/13/23	3,525	3,596
	HSBC Holdings plc	3.600%	5/25/23	1,525	1,615
	HSBC Holdings plc	4.250%	3/14/24	1,000	1,084
[9]	HSBC Holdings plc	3.950%	5/18/24	2,100	2,230
[9]	HSBC Holdings plc	3.803%	3/11/25	2,800	3,011
[9]	HSBC Holdings plc	2.633%	11/7/25	200	210
	HSBC Holdings plc	4.300%	3/8/26	3,570	4,030
[9]	HSBC Holdings plc	1.645%	4/18/26	3,000	3,040
	HSBC Holdings plc	3.900%	5/25/26	1,950	2,167
[9]	HSBC Holdings plc	2.099%	6/4/26	7,135	7,339
[9]	HSBC Holdings plc	4.292%	9/12/26	3,100	3,450
	HSBC Holdings plc	4.375%	11/23/26	3,000	3,385
	HSBC Holdings plc	1.589%	5/24/27	1,000	1,001
[9]	HSBC Holdings plc	4.041%	3/13/28	2,000	2,218
[9]	HSBC Holdings plc	2.013%	9/22/28	6,000	6,020
[9]	HSBC Holdings plc	4.583%	6/19/29	800	925
	HSBC Holdings plc	4.950%	3/31/30	3,425	4,133

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	HSBC Holdings plc	2.848%	6/4/31	2,000	2,075
[9]	HSBC Holdings plc	2.357%	8/18/31	4,000	4,002
[9]	HSBC Holdings plc	7.625%	5/17/32	400	562
[9]	HSBC Holdings plc	7.350%	11/27/32	400	553
	HSBC Holdings plc	6.500%	5/2/36	2,485	3,423
	HSBC Holdings plc	6.500%	9/15/37	660	919
	HSBC Holdings plc	6.800%	6/1/38	1,450	2,086
	HSBC Holdings plc	6.100%	1/14/42	1,200	1,746
	HSBC Holdings plc	5.250%	3/14/44	1,700	2,205
	HSBC USA Inc.	3.500%	6/23/24	400	433
	Huntington Bancshares Inc.	2.625%	8/6/24	250	264
	Huntington Bancshares Inc.	4.000%	5/15/25	400	444
	Huntington Bancshares Inc.	2.550%	2/4/30	1,125	1,173
[9]	Huntington National Bank	3.125%	4/1/22	400	408
[9]	Huntington National Bank	2.500%	8/7/22	600	613
	Huntington National Bank	1.800%	2/3/23	1,125	1,149
[9]	Huntington National Bank	3.550%	10/6/23	650	693
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	750	831
	ING Groep NV	4.100%	10/2/23	1,500	1,617
	ING Groep NV	3.550%	4/9/24	400	431
	ING Groep NV	3.950%	3/29/27	1,300	1,460
	ING Groep NV	4.550%	10/2/28	1,000	1,174
	ING Groep NV	4.050%	4/9/29	610	697
	Intercontinental Exchange Inc.	0.700%	6/15/23	1,800	1,808
	Intercontinental Exchange Inc.	4.000%	10/15/23	290	312
	Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,218
	Intercontinental Exchange Inc.	3.100%	9/15/27	200	218
	Intercontinental Exchange Inc.	3.750%	9/21/28	500	563
	Intercontinental Exchange Inc.	2.100%	6/15/30	2,240	2,227
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,000	949
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,500	1,437
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,035	1,019
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,700	1,639
	International Lease Finance Corp.	5.875%	8/15/22	615	650
	Invesco Finance plc	3.125%	11/30/22	500	519
	Invesco Finance plc	4.000%	1/30/24	950	1,030
	Invesco Finance plc	3.750%	1/15/26	800	886
	Invesco Finance plc	5.375%	11/30/43	900	1,180
	Janus Capital Group Inc.	4.875%	8/1/25	250	283
	Jefferies Financial Group Inc.	5.500%	10/18/23	475	511
	Jefferies Group LLC	5.125%	1/20/23	500	535
	Jefferies Group LLC	4.850%	1/15/27	600	698
	Jefferies Group LLC	4.150%	1/23/30	1,100	1,236
	Jefferies Group LLC	2.750%	10/15/32	500	503
	Jefferies Group LLC	6.250%	1/15/36	320	428
	Jefferies Group LLC	6.500%	1/20/43	350	485
	JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,512
	JPMorgan Chase & Co.	2.972%	1/15/23	650	659
	JPMorgan Chase & Co.	3.200%	1/25/23	4,375	4,570
[9]	JPMorgan Chase & Co.	3.207%	4/1/23	500	511
[9]	JPMorgan Chase & Co.	2.776%	4/25/23	1,500	1,529
	JPMorgan Chase & Co.	3.375%	5/1/23	1,705	1,795
	JPMorgan Chase & Co.	2.700%	5/18/23	100	104
[9]	JPMorgan Chase & Co.	3.559%	4/23/24	3,130	3,301
	JPMorgan Chase & Co.	3.625%	5/13/24	622	674
[9]	JPMorgan Chase & Co.	1.514%	6/1/24	8,840	9,007
[9]	JPMorgan Chase & Co.	3.797%	7/23/24	725	772
	JPMorgan Chase & Co.	3.875%	9/10/24	2,200	2,398
[9]	JPMorgan Chase & Co.	4.023%	12/5/24	3,000	3,238
	JPMorgan Chase & Co.	3.125%	1/23/25	3,312	3,554
	JPMorgan Chase & Co.	0.563%	2/16/25	1,000	994

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	JPMorgan Chase & Co.	3.220%	3/1/25	1,480	1,572
	JPMorgan Chase & Co.	0.824%	6/1/25	2,000	1,996
	JPMorgan Chase & Co.	0.969%	6/23/25	2,000	2,002
	JPMorgan Chase & Co.	3.900%	7/15/25	2,194	2,426
[9]	JPMorgan Chase & Co.	2.301%	10/15/25	3,000	3,122
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,789
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,225
	JPMorgan Chase & Co.	2.950%	10/1/26	3,950	4,256
	JPMorgan Chase & Co.	7.625%	10/15/26	3,000	3,917
	JPMorgan Chase & Co.	1.045%	11/19/26	4,000	3,950
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,867
[9]	JPMorgan Chase & Co.	3.960%	1/29/27	2,729	3,039
	JPMorgan Chase & Co.	1.040%	2/4/27	4,500	4,423
	JPMorgan Chase & Co.	1.578%	4/22/27	1,000	1,005
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,099
[9]	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,907
[9]	JPMorgan Chase & Co.	3.540%	5/1/28	775	851
[9]	JPMorgan Chase & Co.	2.182%	6/1/28	4,950	5,066
[9]	JPMorgan Chase & Co.	3.509%	1/23/29	2,900	3,195
[9]	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,926
	JPMorgan Chase & Co.	2.069%	6/1/29	2,000	2,015
[9]	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,789
[9]	JPMorgan Chase & Co.	2.739%	10/15/30	2,000	2,097
[9]	JPMorgan Chase & Co.	4.493%	3/24/31	5,675	6,726
[9]	JPMorgan Chase & Co.	2.956%	5/13/31	3,500	3,678
	JPMorgan Chase & Co.	1.764%	11/19/31	1,000	960
	JPMorgan Chase & Co.	1.953%	2/4/32	1,785	1,736
	JPMorgan Chase & Co.	2.580%	4/22/32	2,000	2,055
	JPMorgan Chase & Co.	6.400%	5/15/38	3,010	4,430
[9]	JPMorgan Chase & Co.	3.882%	7/24/38	1,980	2,280
	JPMorgan Chase & Co.	5.500%	10/15/40	1,375	1,883
[9]	JPMorgan Chase & Co.	3.109%	4/22/41	8,000	8,290
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,649
	JPMorgan Chase & Co.	3.157%	4/22/42	2,955	3,077
	JPMorgan Chase & Co.	5.625%	8/16/43	2,000	2,824
	JPMorgan Chase & Co.	4.950%	6/1/45	3,250	4,304
[9]	JPMorgan Chase & Co.	4.260%	2/22/48	1,775	2,159
[9]	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	4,101
[9]	JPMorgan Chase & Co.	3.109%	4/22/51	3,275	3,395
	JPMorgan Chase & Co.	3.328%	4/22/52	3,300	3,522
	Kemper Corp.	4.350%	2/15/25	167	183
[9]	KeyBank NA	2.500%	11/22/21	300	303
[9]	KeyBank NA	2.300%	9/14/22	500	512
[9]	KeyBank NA	3.375%	3/7/23	500	525
[9]	KeyBank NA	0.423%	1/3/24	500	500
[9]	KeyBank NA	3.300%	6/1/25	500	546
[9]	KeyCorp	4.150%	10/29/25	850	959
[9]	KeyCorp	2.250%	4/6/27	750	778
[9]	KeyCorp	4.100%	4/30/28	1,400	1,616
[9]	KeyCorp	2.550%	10/1/29	600	628
	Lazard Group LLC	3.750%	2/13/25	100	109
	Lazard Group LLC	3.625%	3/1/27	1,350	1,471
	Lazard Group LLC	4.500%	9/19/28	425	491
	Legg Mason Inc.	4.750%	3/15/26	425	495
	Legg Mason Inc.	5.625%	1/15/44	450	630
	Lincoln National Corp.	4.000%	9/1/23	225	242
	Lincoln National Corp.	3.350%	3/9/25	212	230
	Lincoln National Corp.	3.625%	12/12/26	250	277
	Lincoln National Corp.	3.800%	3/1/28	850	952
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,439
	Lincoln National Corp.	4.375%	6/15/50	500	603

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Lloyds Banking Group plc	2.858%	3/17/23	975	991
	Lloyds Banking Group plc	4.050%	8/16/23	3,300	3,537
[9]	Lloyds Banking Group plc	2.907%	11/7/23	1,200	1,237
	Lloyds Banking Group plc	3.900%	3/12/24	800	867
	Lloyds Banking Group plc	4.500%	11/4/24	500	553
	Lloyds Banking Group plc	4.450%	5/8/25	500	561
[9]	Lloyds Banking Group plc	3.870%	7/9/25	4,000	4,334
	Lloyds Banking Group plc	4.582%	12/10/25	2,050	2,304
[9]	Lloyds Banking Group plc	2.438%	2/5/26	750	783
	Lloyds Banking Group plc	4.650%	3/24/26	1,000	1,131
	Lloyds Banking Group plc	3.750%	1/11/27	1,000	1,104
	Lloyds Banking Group plc	4.375%	3/22/28	3,025	3,474
[9]	Lloyds Banking Group plc	3.574%	11/7/28	2,250	2,458
	Lloyds Banking Group plc	4.344%	1/9/48	1,250	1,465
	Loews Corp.	2.625%	5/15/23	350	363
	Loews Corp.	3.750%	4/1/26	695	773
	Loews Corp.	3.200%	5/15/30	500	543
	Loews Corp.	6.000%	2/1/35	250	340
	Loews Corp.	4.125%	5/15/43	275	326
	M&T Bank Corp.	3.550%	7/26/23	550	584
[9]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,524
[9]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	276
	Manulife Financial Corp.	4.150%	3/4/26	575	649
	Manulife Financial Corp.	2.484%	5/19/27	1,130	1,193
[9]	Manulife Financial Corp.	4.061%	2/24/32	760	838
	Manulife Financial Corp.	5.375%	3/4/46	850	1,193
	Markel Corp.	4.900%	7/1/22	525	547
	Markel Corp.	3.500%	11/1/27	200	220
	Markel Corp.	3.350%	9/17/29	250	275
	Markel Corp.	5.000%	4/5/46	1,100	1,414
	Markel Corp.	4.300%	11/1/47	200	235
	Markel Corp.	5.000%	5/20/49	200	259
	Markel Corp.	3.450%	5/7/52	500	516
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	222	232
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	375
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	1,600	1,736
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	425	462
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	417
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	575	674
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	665	674
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,421
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	400	513
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	251
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,350	3,211
	Mastercard Inc.	3.375%	4/1/24	1,000	1,078
	Mastercard Inc.	2.000%	3/3/25	2,519	2,633
	Mastercard Inc.	2.950%	11/21/26	510	556
	Mastercard Inc.	3.300%	3/26/27	2,550	2,820
	Mastercard Inc.	3.500%	2/26/28	450	506
	Mastercard Inc.	2.950%	6/1/29	500	546
	Mastercard Inc.	3.350%	3/26/30	2,000	2,251
	Mastercard Inc.	1.900%	3/15/31	500	505
	Mastercard Inc.	3.800%	11/21/46	350	417
	Mastercard Inc.	3.950%	2/26/48	550	669
	Mastercard Inc.	3.650%	6/1/49	835	972
	Mastercard Inc.	3.850%	3/26/50	1,400	1,696
	Mastercard Inc.	2.950%	3/15/51	500	524
	Mercury General Corp.	4.400%	3/15/27	315	356
	MetLife Inc.	3.048%	12/15/22	484	500
[9]	MetLife Inc.	4.368%	9/15/23	500	542
	MetLife Inc.	3.600%	4/10/24	750	811

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	3.000%	3/1/25	500	537
	MetLife Inc.	3.600%	11/13/25	561	620
	MetLife Inc.	4.550%	3/23/30	1,500	1,801
	MetLife Inc.	6.500%	12/15/32	250	355
	MetLife Inc.	6.375%	6/15/34	505	723
	MetLife Inc.	5.700%	6/15/35	425	588
[9]	MetLife Inc.	6.400%	12/15/36	1,505	1,929
	MetLife Inc.	5.875%	2/6/41	645	931
	MetLife Inc.	4.125%	8/13/42	525	628
	MetLife Inc.	4.875%	11/13/43	1,250	1,648
	MetLife Inc.	4.721%	12/15/44	1,150	1,495
	MetLife Inc.	4.050%	3/1/45	1,000	1,201
	MetLife Inc.	4.600%	5/13/46	146	188
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	800	816
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	2,575	2,637
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	1,000	1,025
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	1,200	1,261
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	1,500	1,602
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	209
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,200	1,285
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	800	847
[9]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	1,000	1,005
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	3,720	3,872
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,000	2,196
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	505
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	235	263
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	745
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,686
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	1,101
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,983
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	500	575
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,452
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	893
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	1,175	1,221
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	1,000	998
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	243
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	1,000	1,139
	Mizuho Financial Group Inc.	3.549%	3/5/23	425	447
[9]	Mizuho Financial Group Inc.	2.721%	7/16/23	1,625	1,664
[9]	Mizuho Financial Group Inc.	0.849%	9/8/24	1,000	1,004
[9]	Mizuho Financial Group Inc.	3.922%	9/11/24	300	321
[9]	Mizuho Financial Group Inc.	2.839%	7/16/25	1,625	1,715
[9]	Mizuho Financial Group Inc.	2.555%	9/13/25	400	419
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	277
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,000	1,970
	Mizuho Financial Group Inc.	4.018%	3/5/28	400	456
[9]	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	1,152
[9]	Mizuho Financial Group Inc.	3.153%	7/16/30	2,400	2,586
[9]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	1,028
	Mizuho Financial Group Inc.	2.172%	5/22/32	1,500	1,491
[9]	Morgan Stanley	2.625%	11/17/21	200	202
	Morgan Stanley	4.875%	11/1/22	1,575	1,666
[9]	Morgan Stanley	3.125%	1/23/23	2,000	2,086
[9]	Morgan Stanley	3.750%	2/25/23	682	719
[9]	Morgan Stanley	4.100%	5/22/23	2,025	2,155
[9]	Morgan Stanley	0.560%	11/10/23	4,000	4,004
[9]	Morgan Stanley	0.529%	1/25/24	5,000	4,998
	Morgan Stanley	0.731%	4/5/24	2,000	2,004
[9]	Morgan Stanley	3.875%	4/29/24	3,814	4,146
	Morgan Stanley	0.790%	5/30/25	2,000	1,992
[9]	Morgan Stanley	2.720%	7/22/25	1,948	2,051

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Morgan Stanley	4.000%	7/23/25	4,164	4,636
	Morgan Stanley	5.000%	11/24/25	1,100	1,269
[9]	Morgan Stanley	3.875%	1/27/26	1,800	2,012
[9]	Morgan Stanley	2.188%	4/28/26	750	779
[9]	Morgan Stanley	3.125%	7/27/26	3,150	3,410
[9]	Morgan Stanley	6.250%	8/9/26	975	1,206
[9]	Morgan Stanley	4.350%	9/8/26	4,780	5,417
	Morgan Stanley	0.985%	12/10/26	3,600	3,547
	Morgan Stanley	3.625%	1/20/27	2,135	2,369
	Morgan Stanley	3.950%	4/23/27	745	832
	Morgan Stanley	1.593%	5/4/27	5,398	5,435
[9]	Morgan Stanley	3.591%	7/22/28	3,040	3,368
[9]	Morgan Stanley	3.772%	1/24/29	2,850	3,200
[9]	Morgan Stanley	2.699%	1/22/31	175	183
[9]	Morgan Stanley	3.622%	4/1/31	8,000	8,935
[9]	Morgan Stanley	1.794%	2/13/32	2,000	1,924
	Morgan Stanley	7.250%	4/1/32	705	1,026
[9]	Morgan Stanley	1.928%	4/28/32	2,200	2,140
[9]	Morgan Stanley	3.971%	7/22/38	2,100	2,464
	Morgan Stanley	3.217%	4/22/42	1,375	1,455
	Morgan Stanley	6.375%	7/24/42	2,400	3,679
	Morgan Stanley	4.300%	1/27/45	2,850	3,535
	Morgan Stanley	4.375%	1/22/47	1,950	2,444
[9]	Morgan Stanley	5.597%	3/24/51	2,000	2,979
[9]	Morgan Stanley	2.802%	1/25/52	1,500	1,473
	MUFG Americas Holdings Corp.	3.000%	2/10/25	1,280	1,365
[9]	MUFG Union Bank NA	3.150%	4/1/22	3,250	3,313
[9]	MUFG Union Bank NA	2.100%	12/9/22	1,945	1,991
	Nasdaq Inc.	4.250%	6/1/24	125	137
	Nasdaq Inc.	3.850%	6/30/26	675	752
	Nasdaq Inc.	1.650%	1/15/31	500	472
	Nasdaq Inc.	2.500%	12/21/40	1,000	929
	Nasdaq Inc.	3.250%	4/28/50	165	166
	National Australia Bank Ltd.	3.700%	11/4/21	500	506
	National Australia Bank Ltd.	3.000%	1/20/23	755	786
	National Australia Bank Ltd.	3.625%	6/20/23	250	266
	National Australia Bank Ltd.	3.375%	1/14/26	150	165
[9]	National Australia Bank Ltd.	2.500%	7/12/26	950	1,010
[9]	National Bank of Canada	2.100%	2/1/23	1,080	1,108
[9]	National Bank of Canada	0.550%	11/15/24	500	498
	Natwest Group plc	3.875%	9/12/23	2,500	2,671
	Natwest Group plc	6.000%	12/19/23	360	404
	Natwest Group plc	5.125%	5/28/24	1,134	1,259
[9]	Natwest Group plc	4.519%	6/25/24	1,000	1,074
[9]	Natwest Group plc	4.269%	3/22/25	3,800	4,123
	Natwest Group plc	4.800%	4/5/26	225	258
[9]	Natwest Group plc	3.073%	5/22/28	2,450	2,585
[9]	Natwest Group plc	4.892%	5/18/29	2,000	2,343
[9]	Natwest Group plc	3.754%	11/1/29	700	745
[9]	Natwest Group plc	5.076%	1/27/30	1,140	1,352
[9]	Natwest Group plc	4.445%	5/8/30	175	201
[9]	Natwest Group plc	3.032%	11/28/35	1,200	1,201
	Nomura Holdings Inc.	2.648%	1/16/25	700	735
	Nomura Holdings Inc.	1.851%	7/16/25	1,500	1,532
	Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,690
	Nomura Holdings Inc.	2.679%	7/16/30	750	762
	Northern Trust Corp.	2.375%	8/2/22	745	762
	Northern Trust Corp.	3.950%	10/30/25	600	677
	Northern Trust Corp.	3.650%	8/3/28	325	368
	Northern Trust Corp.	3.150%	5/3/29	500	550
[9]	Northern Trust Corp.	3.375%	5/8/32	275	299

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	100	105
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	500	501
	Old Republic International Corp.	4.875%	10/1/24	465	519
	Old Republic International Corp.	3.875%	8/26/26	425	475
	Old Republic International Corp.	3.850%	6/11/51	500	531
	ORIX Corp.	2.900%	7/18/22	300	308
	ORIX Corp.	3.250%	12/4/24	600	646
	ORIX Corp.	3.700%	7/18/27	650	726
	ORIX Corp.	2.250%	3/9/31	1,000	1,008
	Owl Rock Capital Corp.	5.250%	4/15/24	100	109
	Owl Rock Capital Corp.	4.000%	3/30/25	100	107
	Owl Rock Capital Corp.	3.750%	7/22/25	1,300	1,376
	Owl Rock Capital Corp.	3.400%	7/15/26	500	521
	Owl Rock Capital Corp.	2.625%	1/15/27	500	501
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	500	494
	PartnerRe Finance B LLC	3.700%	7/2/29	390	434
	PartnerRe Finance B LLC	4.500%	10/1/50	500	522
	PayPal Holdings Inc.	2.200%	9/26/22	800	819
	PayPal Holdings Inc.	1.350%	6/1/23	300	305
	PayPal Holdings Inc.	2.400%	10/1/24	400	422
	PayPal Holdings Inc.	1.650%	6/1/25	400	411
	PayPal Holdings Inc.	2.650%	10/1/26	900	965
	PayPal Holdings Inc.	2.850%	10/1/29	1,000	1,080
	PayPal Holdings Inc.	2.300%	6/1/30	900	933
	PayPal Holdings Inc.	3.250%	6/1/50	1,000	1,088
	People's United Bank NA	4.000%	7/15/24	275	294
	People's United Financial Inc.	3.650%	12/6/22	413	427
[9]	PNC Bank NA	2.550%	12/9/21	2,100	2,117
[9]	PNC Bank NA	2.450%	7/28/22	400	409
[9]	PNC Bank NA	2.028%	12/9/22	590	594
[9]	PNC Bank NA	2.950%	1/30/23	1,100	1,141
	PNC Bank NA	3.800%	7/25/23	700	746
[9]	PNC Bank NA	3.300%	10/30/24	887	963
[9]	PNC Bank NA	2.950%	2/23/25	1,089	1,169
[9]	PNC Bank NA	3.250%	6/1/25	825	897
[9]	PNC Bank NA	4.200%	11/1/25	825	934
[9]	PNC Bank NA	3.100%	10/25/27	250	274
[9]	PNC Bank NA	3.250%	1/22/28	600	662
[9]	PNC Bank NA	4.050%	7/26/28	1,000	1,156
[9]	PNC Bank NA	2.700%	10/22/29	300	318
	PNC Financial Services Group Inc.	2.854%	11/9/22	400	414
	PNC Financial Services Group Inc.	3.500%	1/23/24	200	215
	PNC Financial Services Group Inc.	3.900%	4/29/24	500	543
	PNC Financial Services Group Inc.	3.150%	5/19/27	700	766
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	3,223
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,350	1,421
	PNC Financial Services Group Inc.	2.307%	4/23/32	1,250	1,280
	Principal Financial Group Inc.	3.300%	9/15/22	400	414
	Principal Financial Group Inc.	3.125%	5/15/23	200	210
	Principal Financial Group Inc.	3.400%	5/15/25	696	755
	Principal Financial Group Inc.	3.100%	11/15/26	300	325
	Principal Financial Group Inc.	3.700%	5/15/29	500	562
	Principal Financial Group Inc.	2.125%	6/15/30	100	100
	Principal Financial Group Inc.	4.625%	9/15/42	500	621
	Principal Financial Group Inc.	4.350%	5/15/43	340	409
	Principal Financial Group Inc.	4.300%	11/15/46	265	321
	Progressive Corp.	6.625%	3/1/29	150	198
	Progressive Corp.	3.700%	1/26/45	250	286
	Progressive Corp.	4.125%	4/15/47	385	472
	Progressive Corp.	4.200%	3/15/48	465	579
	Progressive Corp.	3.950%	3/26/50	1,520	1,837

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prospect Capital Corp.	5.875%	3/15/23	27	29
	Prospect Capital Corp.	3.364%	11/15/26	625	626
[9]	Prudential Financial Inc.	3.500%	5/15/24	450	487
[9]	Prudential Financial Inc.	2.100%	3/10/30	1,000	1,019
[9]	Prudential Financial Inc.	5.750%	7/15/33	345	456
[9]	Prudential Financial Inc.	5.700%	12/14/36	805	1,108
[9]	Prudential Financial Inc.	6.625%	12/1/37	300	441
[9]	Prudential Financial Inc.	6.625%	6/21/40	250	378
[9]	Prudential Financial Inc.	5.875%	9/15/42	675	713
[9]	Prudential Financial Inc.	5.625%	6/15/43	1,275	1,372
[9]	Prudential Financial Inc.	5.100%	8/15/43	225	271
[9]	Prudential Financial Inc.	4.600%	5/15/44	1,600	2,040
[9]	Prudential Financial Inc.	5.375%	5/15/45	650	719
	Prudential Financial Inc.	3.905%	12/7/47	1,882	2,186
[9]	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,347
	Prudential Financial Inc.	3.935%	12/7/49	1,415	1,661
[9]	Prudential Financial Inc.	4.350%	2/25/50	935	1,172
[9]	Prudential Financial Inc.	3.700%	10/1/50	700	732
	Prudential plc	3.125%	4/14/30	740	797
	Raymond James Financial Inc.	4.650%	4/1/30	250	299
	Raymond James Financial Inc.	4.950%	7/15/46	875	1,132
	Raymond James Financial Inc.	3.750%	4/1/51	500	549
[9]	Regions Bank	6.450%	6/26/37	500	708
	Regions Financial Corp.	3.800%	8/14/23	650	693
	Regions Financial Corp.	7.375%	12/10/37	500	761
[9]	Reinsurance Group of America Inc.	4.700%	9/15/23	250	272
	Reinsurance Group of America Inc.	3.950%	9/15/26	100	111
	Reinsurance Group of America Inc.	3.900%	5/15/29	300	336
	RenaissanceRe Finance Inc.	3.700%	4/1/25	159	173
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	246
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	200	220
[9]	Royal Bank of Canada	2.800%	4/29/22	1,000	1,021
[9]	Royal Bank of Canada	1.950%	1/17/23	400	410
[9]	Royal Bank of Canada	1.600%	4/17/23	900	920
[9]	Royal Bank of Canada	3.700%	10/5/23	1,050	1,126
[9]	Royal Bank of Canada	0.425%	1/19/24	1,500	1,495
[9]	Royal Bank of Canada	2.550%	7/16/24	975	1,029
[9]	Royal Bank of Canada	2.250%	11/1/24	1,750	1,834
[9]	Royal Bank of Canada	1.150%	6/10/25	2,050	2,061
[9]	Royal Bank of Canada	0.875%	1/20/26	1,400	1,382
[9]	Royal Bank of Canada	4.650%	1/27/26	750	859
	Royal Bank of Canada	1.200%	4/27/26	1,675	1,673
	Santander Holdings USA Inc.	3.400%	1/18/23	850	885
	Santander Holdings USA Inc.	4.500%	7/17/25	867	962
	Santander Holdings USA Inc.	3.244%	10/5/26	3,850	4,113
	Santander Holdings USA Inc.	4.400%	7/13/27	900	1,010
	Santander UK Group Holdings plc	2.875%	8/5/21	825	827
	Santander UK Group Holdings plc	3.571%	1/10/23	700	711
[9]	Santander UK Group Holdings plc	1.532%	8/21/26	3,000	3,006
[9]	Santander UK Group Holdings plc	3.823%	11/3/28	500	549
	Santander UK Group Holdings plc	2.896%	3/15/32	500	516
	Santander UK plc	2.100%	1/13/23	818	839
	Santander UK plc	4.000%	3/13/24	1,200	1,307
	Santander UK plc	2.875%	6/18/24	225	239
	Selective Insurance Group Inc.	5.375%	3/1/49	240	301
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	225	239
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	500	509
[4,9]	Societe Generale SA	3.000%	1/22/30	1,000	1,040
	Sompo International Holdings Ltd.	4.700%	10/15/22	220	231
[4,9]	Standard Chartered plc	4.644%	4/1/31	1,000	1,170
	State Street Corp.	3.100%	5/15/23	550	578

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	State Street Corp.	3.776%	12/3/24	1,000	1,078
	State Street Corp.	3.550%	8/18/25	635	704
[9]	State Street Corp.	2.354%	11/1/25	550	578
	State Street Corp.	2.650%	5/19/26	4,500	4,819
[9]	State Street Corp.	4.141%	12/3/29	800	937
	State Street Corp.	2.400%	1/24/30	625	652
	State Street Corp.	2.200%	3/3/31	500	504
[9]	State Street Corp.	3.031%	11/1/34	550	584
	Stifel Financial Corp.	4.250%	7/18/24	400	439
	Stifel Financial Corp.	4.000%	5/15/30	100	111
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	335
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	80
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	785
[9]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,925	3,151
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,275	1,284
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	800	824
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	1,500	1,563
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,000	1,067
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,000	2,157
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	850	847
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	2,500	2,642
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	1,500	1,574
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	1,805	1,886
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,250	1,264
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	829	819
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	800	850
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	702
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	1,101
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,600	2,843
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,700	1,882
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	650	738
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	250	290
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	1,072
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	1,100	1,171
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	420
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,175	1,236
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	1,300	1,307
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	750	729
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	600	562
	SVB Financial Group	3.500%	1/29/25	319	345
	SVB Financial Group	2.100%	5/15/28	500	507
	SVB Financial Group	3.125%	6/5/30	300	320
	SVB Financial Group	1.800%	2/2/31	700	670
	Swiss Re America Holding Corp.	7.000%	2/15/26	250	312
	Synchrony Financial	2.850%	7/25/22	300	307
	Synchrony Financial	4.375%	3/19/24	500	545
	Synchrony Financial	4.250%	8/15/24	700	765
	Synchrony Financial	4.500%	7/23/25	1,298	1,453
	Synchrony Financial	3.700%	8/4/26	500	547
	Synchrony Financial	3.950%	12/1/27	1,125	1,252
	Synovus Financial Corp.	3.125%	11/1/22	250	257
	TD Ameritrade Holding Corp.	2.950%	4/1/22	850	864
	TD Ameritrade Holding Corp.	3.625%	4/1/25	669	732
	TD Ameritrade Holding Corp.	3.300%	4/1/27	700	768
	TD Ameritrade Holding Corp.	2.750%	10/1/29	300	323
[9]	Toronto-Dominion Bank	1.900%	12/1/22	900	920
[9]	Toronto-Dominion Bank	0.250%	1/6/23	2,000	1,998
[9]	Toronto-Dominion Bank	0.750%	6/12/23	5,000	5,036
[9]	Toronto-Dominion Bank	3.500%	7/19/23	1,000	1,063
[9]	Toronto-Dominion Bank	0.450%	9/11/23	1,000	1,001
[9]	Toronto-Dominion Bank	3.250%	3/11/24	550	589

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Toronto-Dominion Bank	2.650%	6/12/24	3,000	3,176
[9]	Toronto-Dominion Bank	1.150%	6/12/25	1,550	1,562
[9]	Toronto-Dominion Bank	0.750%	1/6/26	900	888
[9]	Toronto-Dominion Bank	3.625%	9/15/31	500	553
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	967
	Travelers Cos. Inc.	6.750%	6/20/36	475	717
[9]	Travelers Cos. Inc.	6.250%	6/15/37	1,060	1,561
	Travelers Cos. Inc.	5.350%	11/1/40	530	740
	Travelers Cos. Inc.	4.600%	8/1/43	500	657
	Travelers Cos. Inc.	4.300%	8/25/45	250	312
	Travelers Cos. Inc.	4.000%	5/30/47	1,050	1,274
	Travelers Cos. Inc.	4.050%	3/7/48	250	305
	Travelers Cos. Inc.	2.550%	4/27/50	500	482
	Trinity Acquisition plc	4.400%	3/15/26	450	507
[9]	Truist Bank	3.502%	8/2/22	425	426
[9]	Truist Bank	3.000%	2/2/23	450	468
[9]	Truist Bank	2.750%	5/1/23	250	261
[9]	Truist Bank	3.200%	4/1/24	3,000	3,210
[9]	Truist Bank	3.689%	8/2/24	725	773
[9]	Truist Bank	2.150%	12/6/24	2,300	2,406
[9]	Truist Bank	3.625%	9/16/25	2,600	2,862
[9]	Truist Bank	3.300%	5/15/26	1,216	1,333
[9]	Truist Bank	3.800%	10/30/26	400	448
[9]	Truist Financial Corp.	2.750%	4/1/22	750	763
[9]	Truist Financial Corp.	3.750%	12/6/23	900	968
[9]	Truist Financial Corp.	2.500%	8/1/24	100	105
[9]	Truist Financial Corp.	2.850%	10/26/24	791	846
	Truist Financial Corp.	4.000%	5/1/25	35	39
[9]	Truist Financial Corp.	3.700%	6/5/25	1,902	2,096
[9]	Truist Financial Corp.	1.200%	8/5/25	500	504
[9]	Truist Financial Corp.	1.267%	3/2/27	2,000	1,998
[9]	Truist Financial Corp.	1.125%	8/3/27	2,750	2,684
[9]	Truist Financial Corp.	3.875%	3/19/29	600	683
[9]	Truist Financial Corp.	1.887%	6/7/29	675	679
[9]	Truist Financial Corp.	1.950%	6/5/30	300	300
[4,9]	UBS Group AG	3.126%	8/13/30	1,175	1,259
	Unum Group	4.000%	3/15/24	200	216
	Unum Group	4.000%	6/15/29	210	236
	Unum Group	5.750%	8/15/42	400	499
	Unum Group	4.500%	12/15/49	500	535
	Unum Group	4.125%	6/15/51	500	505
[9]	US Bancorp	3.000%	3/15/22	575	585
[9]	US Bancorp	2.950%	7/15/22	375	385
[9]	US Bancorp	3.700%	1/30/24	650	700
	US Bancorp	3.375%	2/5/24	1,000	1,070
	US Bancorp	2.400%	7/30/24	1,025	1,079
[9]	US Bancorp	3.950%	11/17/25	150	169
[9]	US Bancorp	3.100%	4/27/26	2,257	2,457
[9]	US Bancorp	2.375%	7/22/26	125	132
[9]	US Bancorp	3.150%	4/27/27	1,450	1,588
[9]	US Bancorp	3.900%	4/26/28	525	604
[9]	US Bancorp	3.000%	7/30/29	1,775	1,921
[9]	US Bank NA	3.450%	11/16/21	300	303
	US Bank NA	1.950%	1/9/23	1,220	1,250
[9]	US Bank NA	2.850%	1/23/23	600	623
[9]	US Bank NA	3.400%	7/24/23	850	901
[9]	US Bank NA	2.050%	1/21/25	1,250	1,305
[9]	US Bank NA	2.800%	1/27/25	1,749	1,869
	Visa Inc.	2.150%	9/15/22	500	510
	Visa Inc.	2.800%	12/14/22	1,500	1,549
	Visa Inc.	3.150%	12/14/25	4,000	4,376

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Visa Inc.	1.900%	4/15/27	3,000	3,100
	Visa Inc.	0.750%	8/15/27	500	486
	Visa Inc.	2.750%	9/15/27	896	969
	Visa Inc.	2.050%	4/15/30	1,475	1,517
	Visa Inc.	1.100%	2/15/31	800	757
	Visa Inc.	4.150%	12/14/35	2,100	2,581
	Visa Inc.	2.700%	4/15/40	1,450	1,500
	Visa Inc.	4.300%	12/14/45	3,130	4,025
	Visa Inc.	3.650%	9/15/47	655	772
	Visa Inc.	2.000%	8/15/50	1,500	1,326
	Voya Financial Inc.	3.125%	7/15/24	1,150	1,225
	Voya Financial Inc.	3.650%	6/15/26	750	831
	Voya Financial Inc.	5.700%	7/15/43	650	893
	Voya Financial Inc.	4.800%	6/15/46	125	158
	W R Berkley Corp.	4.750%	8/1/44	290	364
	W R Berkley Corp.	3.550%	3/30/52	1,000	1,063
	Wachovia Corp.	6.605%	10/1/25	1,000	1,212
	Wachovia Corp.	7.500%	4/15/35	150	224
	Wachovia Corp.	5.500%	8/1/35	325	420
	Wachovia Corp.	6.550%	10/15/35	100	138
[9]	Wells Fargo & Co.	3.450%	2/13/23	3,500	3,668
	Wells Fargo & Co.	4.125%	8/15/23	1,675	1,800
[9]	Wells Fargo & Co.	3.750%	1/24/24	1,000	1,075
[9]	Wells Fargo & Co.	1.654%	6/2/24	5,000	5,108
[9]	Wells Fargo & Co.	3.550%	9/29/25	1,149	1,263
[9]	Wells Fargo & Co.	2.406%	10/30/25	3,400	3,557
[9]	Wells Fargo & Co.	2.164%	2/11/26	5,000	5,188
	Wells Fargo & Co.	3.000%	4/22/26	4,025	4,329
[9]	Wells Fargo & Co.	2.188%	4/30/26	3,000	3,115
[9]	Wells Fargo & Co.	4.100%	6/3/26	7,151	8,031
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,453
[9]	Wells Fargo & Co.	4.300%	7/22/27	1,500	1,709
[9]	Wells Fargo & Co.	2.393%	6/2/28	1,500	1,555
[9]	Wells Fargo & Co.	4.150%	1/24/29	200	230
[9]	Wells Fargo & Co.	2.879%	10/30/30	8,000	8,474
[9]	Wells Fargo & Co.	4.478%	4/4/31	5,210	6,160
[9]	Wells Fargo & Co.	5.950%	12/15/36	225	305
[9]	Wells Fargo & Co.	3.068%	4/30/41	6,000	6,153
	Wells Fargo & Co.	5.375%	11/2/43	1,550	2,075
	Wells Fargo & Co.	5.606%	1/15/44	1,900	2,599
[9]	Wells Fargo & Co.	4.650%	11/4/44	2,175	2,680
	Wells Fargo & Co.	3.900%	5/1/45	650	761
[9]	Wells Fargo & Co.	4.900%	11/17/45	2,300	2,944
[9]	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,660
[9]	Wells Fargo & Co.	4.750%	12/7/46	2,175	2,749
[9]	Wells Fargo & Co.	5.013%	4/4/51	5,500	7,535
[9]	Wells Fargo Bank NA	3.550%	8/14/23	2,500	2,660
	Wells Fargo Bank NA	5.950%	8/26/36	550	754
[9]	Wells Fargo Bank NA	5.850%	2/1/37	425	583
[9]	Wells Fargo Bank NA	6.600%	1/15/38	605	893
	Western Union Co.	2.850%	1/10/25	400	423
	Western Union Co.	1.350%	3/15/26	500	497
	Western Union Co.	2.750%	3/15/31	500	500
	Western Union Co.	6.200%	11/17/36	410	518
	Westpac Banking Corp.	2.000%	8/19/21	1,000	1,002
	Westpac Banking Corp.	2.750%	1/11/23	800	830
	Westpac Banking Corp.	2.000%	1/13/23	620	636
	Westpac Banking Corp.	3.650%	5/15/23	400	424
	Westpac Banking Corp.	3.300%	2/26/24	1,000	1,072
	Westpac Banking Corp.	2.350%	2/19/25	1,575	1,656
	Westpac Banking Corp.	2.850%	5/13/26	450	486

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	2.700%	8/19/26	5,650	6,060
	Westpac Banking Corp.	3.350%	3/8/27	800	885
	Westpac Banking Corp.	2.650%	1/16/30	1,620	1,736
[9]	Westpac Banking Corp.	2.894%	2/4/30	3,007	3,119
	Westpac Banking Corp.	4.110%	7/24/34	1,750	1,921
	Westpac Banking Corp.	2.668%	11/15/35	1,250	1,231
	Westpac Banking Corp.	2.963%	11/16/40	1,000	982
	Willis North America Inc.	3.600%	5/15/24	600	645
	Willis North America Inc.	4.500%	9/15/28	1,500	1,736
	Willis North America Inc.	2.950%	9/15/29	1,260	1,325
	Willis North America Inc.	5.050%	9/15/48	200	262
	Willis North America Inc.	3.875%	9/15/49	625	707
	XLIT Ltd.	4.450%	3/31/25	467	524
	XLIT Ltd.	5.250%	12/15/43	100	138
	XLIT Ltd.	5.500%	3/31/45	450	613
	Zions Bancorp NA	3.250%	10/29/29	250	262
					1,687,909
Health Care (1.22%)
	Abbott Laboratories	3.400%	11/30/23	1,225	1,306
	Abbott Laboratories	2.950%	3/15/25	1,760	1,891
	Abbott Laboratories	3.875%	9/15/25	1,539	1,717
	Abbott Laboratories	3.750%	11/30/26	1,502	1,699
	Abbott Laboratories	1.150%	1/30/28	850	833
	Abbott Laboratories	1.400%	6/30/30	400	387
	Abbott Laboratories	4.750%	11/30/36	1,200	1,545
	Abbott Laboratories	6.150%	11/30/37	425	626
	Abbott Laboratories	6.000%	4/1/39	250	366
	Abbott Laboratories	5.300%	5/27/40	310	430
	Abbott Laboratories	4.900%	11/30/46	4,865	6,639
	AbbVie Inc.	3.250%	10/1/22	2,150	2,210
	AbbVie Inc.	2.900%	11/6/22	2,150	2,221
	AbbVie Inc.	3.200%	11/6/22	1,075	1,110
	AbbVie Inc.	2.300%	11/21/22	1,625	1,668
	AbbVie Inc.	2.800%	3/15/23	225	232
	AbbVie Inc.	2.850%	5/14/23	1,025	1,067
	AbbVie Inc.	3.750%	11/14/23	1,250	1,341
	AbbVie Inc.	3.850%	6/15/24	975	1,057
	AbbVie Inc.	2.600%	11/21/24	2,925	3,085
	AbbVie Inc.	3.800%	3/15/25	2,407	2,632
	AbbVie Inc.	3.600%	5/14/25	3,618	3,950
	AbbVie Inc.	3.200%	5/14/26	5,071	5,496
	AbbVie Inc.	2.950%	11/21/26	4,390	4,719
	AbbVie Inc.	4.250%	11/14/28	650	754
	AbbVie Inc.	3.200%	11/21/29	4,150	4,504
	AbbVie Inc.	4.550%	3/15/35	3,150	3,818
	AbbVie Inc.	4.500%	5/14/35	2,030	2,452
	AbbVie Inc.	4.300%	5/14/36	1,625	1,928
	AbbVie Inc.	4.050%	11/21/39	4,825	5,601
	AbbVie Inc.	4.625%	10/1/42	930	1,150
	AbbVie Inc.	4.400%	11/6/42	2,619	3,183
	AbbVie Inc.	4.850%	6/15/44	945	1,201
	AbbVie Inc.	4.750%	3/15/45	2,525	3,164
	AbbVie Inc.	4.700%	5/14/45	2,757	3,440
	AbbVie Inc.	4.450%	5/14/46	1,500	1,817
	AbbVie Inc.	4.875%	11/14/48	400	519
	AbbVie Inc.	4.250%	11/21/49	4,415	5,294
	Adventist Health System	2.952%	3/1/29	350	369
	Adventist Health System	3.630%	3/1/49	375	410
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	255
[9]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	100	101
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	473

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	276
[9]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	300	309
	Aetna Inc.	2.750%	11/15/22	650	668
	Aetna Inc.	2.800%	6/15/23	950	989
	Aetna Inc.	3.500%	11/15/24	995	1,076
	Aetna Inc.	6.625%	6/15/36	1,100	1,603
	Aetna Inc.	6.750%	12/15/37	350	517
	Aetna Inc.	4.500%	5/15/42	375	449
	Aetna Inc.	4.125%	11/15/42	325	372
	Aetna Inc.	3.875%	8/15/47	1,000	1,123
	Agilent Technologies Inc.	3.875%	7/15/23	400	424
	Agilent Technologies Inc.	3.050%	9/22/26	450	486
	Agilent Technologies Inc.	2.750%	9/15/29	293	307
	Agilent Technologies Inc.	2.100%	6/4/30	325	322
	Agilent Technologies Inc.	2.300%	3/12/31	500	500
	AHS Hospital Corp.	5.024%	7/1/45	325	445
[9]	AHS Hospital Corp.	2.780%	7/1/51	500	492
[9]	Allina Health System	3.887%	4/15/49	325	376
	AmerisourceBergen Corp.	3.400%	5/15/24	900	962
	AmerisourceBergen Corp.	3.250%	3/1/25	325	349
	AmerisourceBergen Corp.	3.450%	12/15/27	700	764
	AmerisourceBergen Corp.	2.800%	5/15/30	975	1,017
	AmerisourceBergen Corp.	2.700%	3/15/31	1,000	1,027
	AmerisourceBergen Corp.	4.250%	3/1/45	100	116
	AmerisourceBergen Corp.	4.300%	12/15/47	816	952
	Amgen Inc.	2.250%	8/19/23	800	828
	Amgen Inc.	3.625%	5/22/24	1,150	1,238
	Amgen Inc.	1.900%	2/21/25	400	414
	Amgen Inc.	3.125%	5/1/25	300	323
	Amgen Inc.	2.600%	8/19/26	1,845	1,959
	Amgen Inc.	2.200%	2/21/27	2,475	2,570
	Amgen Inc.	3.200%	11/2/27	1,000	1,091
	Amgen Inc.	2.450%	2/21/30	1,675	1,727
	Amgen Inc.	2.300%	2/25/31	2,100	2,127
	Amgen Inc.	3.150%	2/21/40	2,800	2,912
	Amgen Inc.	4.950%	10/1/41	500	647
	Amgen Inc.	5.150%	11/15/41	451	592
	Amgen Inc.	4.400%	5/1/45	2,350	2,850
	Amgen Inc.	4.563%	6/15/48	1,156	1,453
	Amgen Inc.	3.375%	2/21/50	2,875	3,030
	Amgen Inc.	4.663%	6/15/51	1,939	2,504
	Amgen Inc.	2.770%	9/1/53	626	595
	Anthem Inc.	2.950%	12/1/22	600	620
	Anthem Inc.	3.300%	1/15/23	771	804
	Anthem Inc.	3.500%	8/15/24	975	1,050
	Anthem Inc.	2.375%	1/15/25	1,409	1,475
	Anthem Inc.	3.650%	12/1/27	1,750	1,958
	Anthem Inc.	4.101%	3/1/28	1,280	1,465
	Anthem Inc.	2.875%	9/15/29	425	452
	Anthem Inc.	2.250%	5/15/30	4,000	4,035
	Anthem Inc.	5.850%	1/15/36	300	405
	Anthem Inc.	6.375%	6/15/37	300	425
	Anthem Inc.	4.625%	5/15/42	1,275	1,587
	Anthem Inc.	4.650%	1/15/43	1,750	2,184
	Anthem Inc.	5.100%	1/15/44	1,200	1,580
	Anthem Inc.	4.650%	8/15/44	525	658
	Anthem Inc.	4.375%	12/1/47	1,100	1,342
	Anthem Inc.	4.550%	3/1/48	120	150
	Anthem Inc.	3.700%	9/15/49	700	778
	Anthem Inc.	3.125%	5/15/50	1,270	1,299
	Anthem Inc.	3.600%	3/15/51	1,500	1,648

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Ascension Health	2.532%	11/15/29	1,056	1,114
[9]	Ascension Health	3.106%	11/15/39	300	321
	Ascension Health	3.945%	11/15/46	650	793
[9]	Ascension Health	4.847%	11/15/53	610	857
	Astrazeneca Finance LLC	0.700%	5/28/24	1,000	999
	Astrazeneca Finance LLC	1.200%	5/28/26	500	498
	Astrazeneca Finance LLC	1.750%	5/28/28	1,000	1,000
	Astrazeneca Finance LLC	2.250%	5/28/31	500	507
	AstraZeneca plc	0.300%	5/26/23	500	499
	AstraZeneca plc	3.500%	8/17/23	590	627
	AstraZeneca plc	3.375%	11/16/25	2,574	2,819
	AstraZeneca plc	0.700%	4/8/26	1,000	974
	AstraZeneca plc	3.125%	6/12/27	500	545
	AstraZeneca plc	1.375%	8/6/30	1,020	966
	AstraZeneca plc	6.450%	9/15/37	2,105	3,138
	AstraZeneca plc	4.000%	9/18/42	670	799
	AstraZeneca plc	4.375%	11/16/45	975	1,213
	AstraZeneca plc	4.375%	8/17/48	550	694
	AstraZeneca plc	2.125%	8/6/50	500	436
	AstraZeneca plc	3.000%	5/28/51	1,000	1,028
	Banner Health	2.338%	1/1/30	375	384
	Banner Health	1.897%	1/1/31	500	493
[9]	Banner Health	3.181%	1/1/50	225	239
	Banner Health	2.913%	1/1/51	500	506
[9]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	500	540
	Baxalta Inc.	3.600%	6/23/22	97	99
	Baxalta Inc.	4.000%	6/23/25	1,411	1,560
	Baxalta Inc.	5.250%	6/23/45	415	555
	Baxter International Inc.	2.600%	8/15/26	400	426
	Baxter International Inc.	3.950%	4/1/30	555	639
	Baxter International Inc.	1.730%	4/1/31	600	584
	Baxter International Inc.	3.500%	8/15/46	375	418
[9]	Baylor Scott & White Holdings	1.777%	11/15/30	500	490
	Baylor Scott & White Holdings	4.185%	11/15/45	400	493
[9]	Baylor Scott & White Holdings	2.839%	11/15/50	1,500	1,505
	Becton Dickinson & Co.	3.300%	3/1/23	225	234
	Becton Dickinson & Co.	3.363%	6/6/24	1,925	2,062
	Becton Dickinson & Co.	3.734%	12/15/24	1,808	1,969
	Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,590
	Becton Dickinson & Co.	2.823%	5/20/30	1,000	1,047
	Becton Dickinson & Co.	1.957%	2/11/31	1,000	976
	Becton Dickinson & Co.	4.875%	5/15/44	88	104
	Becton Dickinson & Co.	4.685%	12/15/44	769	959
	Becton Dickinson & Co.	4.669%	6/6/47	1,225	1,527
	Biogen Inc.	3.625%	9/15/22	1,125	1,168
	Biogen Inc.	4.050%	9/15/25	1,450	1,614
	Biogen Inc.	2.250%	5/1/30	2,625	2,632
	Biogen Inc.	3.150%	5/1/50	1,100	1,082
[4,9]	Biogen Inc.	3.250%	2/15/51	1,284	1,284
[9]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	308	339
[9]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	250	248
[9]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	259
	Boston Scientific Corp.	3.450%	3/1/24	725	774
	Boston Scientific Corp.	3.850%	5/15/25	420	464
	Boston Scientific Corp.	1.900%	6/1/25	650	671
	Boston Scientific Corp.	3.750%	3/1/26	1,034	1,148
	Boston Scientific Corp.	4.000%	3/1/29	675	768
	Boston Scientific Corp.	2.650%	6/1/30	1,200	1,241
	Boston Scientific Corp.	7.000%	11/15/35	325	459
	Boston Scientific Corp.	4.550%	3/1/39	750	916
	Boston Scientific Corp.	7.375%	1/15/40	225	356

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Scientific Corp.	4.700%	3/1/49	2,600	3,328
	Bristol-Myers Squibb Co.	2.000%	8/1/22	700	713
	Bristol-Myers Squibb Co.	3.550%	8/15/22	725	751
	Bristol-Myers Squibb Co.	2.750%	2/15/23	575	596
	Bristol-Myers Squibb Co.	3.250%	11/1/23	125	133
	Bristol-Myers Squibb Co.	0.537%	11/13/23	825	826
	Bristol-Myers Squibb Co.	2.900%	7/26/24	2,700	2,879
	Bristol-Myers Squibb Co.	3.875%	8/15/25	2,195	2,443
	Bristol-Myers Squibb Co.	0.750%	11/13/25	500	496
	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,985	2,179
	Bristol-Myers Squibb Co.	3.450%	11/15/27	1,095	1,221
	Bristol-Myers Squibb Co.	3.900%	2/20/28	1,700	1,945
	Bristol-Myers Squibb Co.	3.400%	7/26/29	3,395	3,803
	Bristol-Myers Squibb Co.	1.450%	11/13/30	500	483
	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,330	1,608
	Bristol-Myers Squibb Co.	2.350%	11/13/40	825	794
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	420
	Bristol-Myers Squibb Co.	5.000%	8/15/45	3,091	4,230
	Bristol-Myers Squibb Co.	4.350%	11/15/47	1,750	2,218
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,725	3,557
	Bristol-Myers Squibb Co.	4.250%	10/26/49	3,555	4,490
	Bristol-Myers Squibb Co.	2.550%	11/13/50	825	790
	Cardinal Health Inc.	2.616%	6/15/22	565	576
	Cardinal Health Inc.	3.200%	3/15/23	325	339
	Cardinal Health Inc.	3.079%	6/15/24	500	531
	Cardinal Health Inc.	3.750%	9/15/25	225	247
	Cardinal Health Inc.	4.600%	3/15/43	400	465
	Cardinal Health Inc.	4.500%	11/15/44	250	286
	Cardinal Health Inc.	4.900%	9/15/45	375	451
	Cardinal Health Inc.	4.368%	6/15/47	500	564
[9]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	500	511
	Children's Health System of Texas	2.511%	8/15/50	500	464
[9]	Children's Hospital	2.928%	7/15/50	500	493
[9]	Children's Hospital Corp.	4.115%	1/1/47	200	253
[9]	Children's Hospital Corp.	2.585%	2/1/50	200	190
	Children's Hospital Medical Center	4.268%	5/15/44	150	189
[9]	Children's Hospital of Philadelphia	2.704%	7/1/50	500	495
[9]	CHRISTUS Health	4.341%	7/1/28	425	489
[9]	Cigna Corp.	3.050%	11/30/22	500	518
[9]	Cigna Corp.	3.000%	7/15/23	1,375	1,440
	Cigna Corp.	3.750%	7/15/23	476	507
[9]	Cigna Corp.	3.250%	4/15/25	3,576	3,854
	Cigna Corp.	4.125%	11/15/25	650	729
[9]	Cigna Corp.	4.500%	2/25/26	1,655	1,884
[9]	Cigna Corp.	3.400%	3/1/27	2,850	3,127
	Cigna Corp.	4.375%	10/15/28	1,775	2,066
	Cigna Corp.	2.400%	3/15/30	1,515	1,547
	Cigna Corp.	2.375%	3/15/31	1,500	1,521
	Cigna Corp.	4.800%	8/15/38	1,570	1,955
	Cigna Corp.	3.200%	3/15/40	1,250	1,297
[9]	Cigna Corp.	6.125%	11/15/41	334	477
[9]	Cigna Corp.	4.800%	7/15/46	4,550	5,760
[9]	Cigna Corp.	3.875%	10/15/47	775	867
	Cigna Corp.	3.400%	3/15/50	1,725	1,794
	Cigna Corp.	3.400%	3/15/51	2,000	2,092
[9]	City of Hope	5.623%	11/15/43	250	352
[9]	City of Hope	4.378%	8/15/48	500	623
	CommonSpirit Health	2.950%	11/1/22	200	206
	CommonSpirit Health	2.760%	10/1/24	500	526
	CommonSpirit Health	1.547%	10/1/25	500	504
	CommonSpirit Health	3.347%	10/1/29	725	786

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CommonSpirit Health	2.782%	10/1/30	500	520
[9]	CommonSpirit Health	4.350%	11/1/42	790	923
	CommonSpirit Health	3.817%	10/1/49	225	251
	CommonSpirit Health	4.187%	10/1/49	780	896
	CommonSpirit Health	3.910%	10/1/50	330	364
[9]	Community Health Network Inc.	3.099%	5/1/50	2,000	1,990
[9]	Cottage Health Obligated Group	3.304%	11/1/49	425	461
	CVS Health Corp.	3.500%	7/20/22	975	1,002
	CVS Health Corp.	2.750%	12/1/22	1,575	1,619
	CVS Health Corp.	4.750%	12/1/22	775	813
	CVS Health Corp.	3.700%	3/9/23	3,195	3,364
	CVS Health Corp.	3.375%	8/12/24	360	387
	CVS Health Corp.	3.875%	7/20/25	3,175	3,506
	CVS Health Corp.	2.875%	6/1/26	6,547	7,033
	CVS Health Corp.	3.000%	8/15/26	1,300	1,402
	CVS Health Corp.	3.625%	4/1/27	475	526
	CVS Health Corp.	1.300%	8/21/27	1,000	982
	CVS Health Corp.	4.300%	3/25/28	7,171	8,238
	CVS Health Corp.	3.250%	8/15/29	650	707
	CVS Health Corp.	3.750%	4/1/30	1,563	1,752
	CVS Health Corp.	1.750%	8/21/30	2,000	1,925
	CVS Health Corp.	1.875%	2/28/31	1,000	971
	CVS Health Corp.	4.875%	7/20/35	525	640
	CVS Health Corp.	4.780%	3/25/38	4,300	5,289
	CVS Health Corp.	6.125%	9/15/39	375	523
	CVS Health Corp.	4.125%	4/1/40	2,175	2,521
	CVS Health Corp.	2.700%	8/21/40	3,500	3,394
	CVS Health Corp.	5.300%	12/5/43	650	860
	CVS Health Corp.	5.125%	7/20/45	3,750	4,867
	CVS Health Corp.	5.050%	3/25/48	5,465	7,107
	CVS Health Corp.	4.250%	4/1/50	600	713
	Danaher Corp.	3.350%	9/15/25	1,102	1,206
	Danaher Corp.	2.600%	10/1/50	800	764
[9]	Dartmouth-Hitchcock Health	4.178%	8/1/48	300	353
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	575	615
	DH Europe Finance II Sarl	2.050%	11/15/22	1,150	1,177
	DH Europe Finance II Sarl	2.200%	11/15/24	950	992
	DH Europe Finance II Sarl	3.250%	11/15/39	725	778
	DH Europe Finance II Sarl	3.400%	11/15/49	1,200	1,320
	Dignity Health	3.125%	11/1/22	150	155
	Dignity Health	3.812%	11/1/24	100	109
	Dignity Health	4.500%	11/1/42	550	661
	Dignity Health	5.267%	11/1/64	225	311
[9]	Duke University Health System Inc.	3.920%	6/1/47	450	540
	Edwards Lifesciences Corp.	4.300%	6/15/28	475	551
	Eli Lilly & Co.	2.750%	6/1/25	380	406
	Eli Lilly & Co.	3.375%	3/15/29	825	926
	Eli Lilly & Co.	3.950%	3/15/49	2,635	3,199
	Eli Lilly & Co.	2.250%	5/15/50	1,350	1,223
	Eli Lilly & Co.	4.150%	3/15/59	400	507
	Eli Lilly & Co.	2.500%	9/15/60	1,000	915
[9]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	500	571
	Gilead Sciences Inc.	3.250%	9/1/22	1,125	1,157
	Gilead Sciences Inc.	2.500%	9/1/23	1,025	1,066
	Gilead Sciences Inc.	0.750%	9/29/23	750	751
	Gilead Sciences Inc.	3.700%	4/1/24	1,375	1,478
	Gilead Sciences Inc.	3.500%	2/1/25	345	374
	Gilead Sciences Inc.	3.650%	3/1/26	4,305	4,748
	Gilead Sciences Inc.	2.950%	3/1/27	175	188
	Gilead Sciences Inc.	1.200%	10/1/27	900	877
	Gilead Sciences Inc.	1.650%	10/1/30	500	484

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	4.600%	9/1/35	700	856
	Gilead Sciences Inc.	4.000%	9/1/36	1,250	1,448
	Gilead Sciences Inc.	2.600%	10/1/40	500	482
	Gilead Sciences Inc.	5.650%	12/1/41	800	1,101
	Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,678
	Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,710
	Gilead Sciences Inc.	4.750%	3/1/46	2,675	3,392
	Gilead Sciences Inc.	4.150%	3/1/47	325	382
	Gilead Sciences Inc.	2.800%	10/1/50	1,500	1,441
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	78
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	2,050	2,164
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,874	2,068
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,150	2,464
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	180	243
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	3,361
	GlaxoSmithKline Capital plc	0.534%	10/1/23	750	751
	GlaxoSmithKline Capital plc	3.000%	6/1/24	1,025	1,093
[9]	Hackensack Meridian Health Inc.	2.675%	9/1/41	500	489
	Hackensack Meridian Health Inc.	4.211%	7/1/48	500	615
[9]	Hackensack Meridian Health Inc.	2.875%	9/1/50	500	494
	Hackensack Meridian Health Inc.	4.500%	7/1/57	225	295
[9]	Hartford HealthCare Corp.	3.447%	7/1/54	300	315
	HCA Inc.	4.750%	5/1/23	1,075	1,152
	HCA Inc.	5.000%	3/15/24	1,650	1,824
	HCA Inc.	5.250%	4/15/25	1,350	1,546
	HCA Inc.	5.250%	6/15/26	1,150	1,330
	HCA Inc.	4.500%	2/15/27	1,125	1,272
	HCA Inc.	4.125%	6/15/29	2,420	2,729
	HCA Inc.	2.375%	7/15/31	750	742
	HCA Inc.	5.125%	6/15/39	825	1,030
	HCA Inc.	5.500%	6/15/47	1,700	2,214
	HCA Inc.	5.250%	6/15/49	1,445	1,844
	HCA Inc.	3.500%	7/15/51	1,000	1,000
	Humana Inc.	3.150%	12/1/22	400	412
	Humana Inc.	2.900%	12/15/22	600	620
	Humana Inc.	3.850%	10/1/24	861	935
	Humana Inc.	4.500%	4/1/25	750	840
	Humana Inc.	3.950%	3/15/27	950	1,065
	Humana Inc.	3.125%	8/15/29	400	431
	Humana Inc.	4.875%	4/1/30	480	579
	Humana Inc.	4.625%	12/1/42	375	461
	Humana Inc.	4.950%	10/1/44	620	801
	Humana Inc.	3.950%	8/15/49	470	539
	IHC Health Services Inc.	4.131%	5/15/48	300	373
	Illumina Inc.	0.550%	3/23/23	500	501
	Illumina Inc.	2.550%	3/23/31	500	507
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	601
[9,11]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	500	502
[9]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	750	844
[9]	Iowa Health System	3.665%	2/15/50	400	445
	Johns Hopkins Health System Corp.	3.837%	5/15/46	575	681
	Johnson & Johnson	2.050%	3/1/23	600	616
	Johnson & Johnson	6.730%	11/15/23	245	282
	Johnson & Johnson	3.375%	12/5/23	650	698
	Johnson & Johnson	2.625%	1/15/25	1,506	1,603
	Johnson & Johnson	0.550%	9/1/25	925	916
	Johnson & Johnson	2.450%	3/1/26	1,600	1,704
	Johnson & Johnson	0.950%	9/1/27	1,225	1,203
	Johnson & Johnson	2.900%	1/15/28	1,100	1,203
	Johnson & Johnson	6.950%	9/1/29	250	351
	Johnson & Johnson	1.300%	9/1/30	800	776

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson & Johnson	4.950%	5/15/33	550	726
	Johnson & Johnson	4.375%	12/5/33	900	1,127
	Johnson & Johnson	3.550%	3/1/36	1,325	1,541
	Johnson & Johnson	3.625%	3/3/37	2,150	2,507
	Johnson & Johnson	5.950%	8/15/37	745	1,090
	Johnson & Johnson	3.400%	1/15/38	800	907
	Johnson & Johnson	5.850%	7/15/38	325	474
	Johnson & Johnson	2.100%	9/1/40	925	878
	Johnson & Johnson	4.500%	9/1/40	419	542
	Johnson & Johnson	4.850%	5/15/41	225	301
	Johnson & Johnson	4.500%	12/5/43	550	716
	Johnson & Johnson	3.700%	3/1/46	1,650	1,959
	Johnson & Johnson	3.750%	3/3/47	500	601
	Johnson & Johnson	3.500%	1/15/48	250	290
	Johnson & Johnson	2.250%	9/1/50	925	863
	Johnson & Johnson	2.450%	9/1/60	1,025	966
	Kaiser Foundation Hospitals	3.150%	5/1/27	475	520
[9]	Kaiser Foundation Hospitals	2.810%	6/1/41	500	511
	Kaiser Foundation Hospitals	4.875%	4/1/42	925	1,245
	Kaiser Foundation Hospitals	4.150%	5/1/47	675	841
[9]	Kaiser Foundation Hospitals	3.266%	11/1/49	350	380
[9]	Kaiser Foundation Hospitals	3.002%	6/1/51	500	516
	Koninklijke Philips NV	6.875%	3/11/38	300	457
	Koninklijke Philips NV	5.000%	3/15/42	785	1,044
	Laboratory Corp. of America Holdings	3.250%	9/1/24	500	535
	Laboratory Corp. of America Holdings	2.300%	12/1/24	425	445
	Laboratory Corp. of America Holdings	3.600%	2/1/25	1,421	1,537
	Laboratory Corp. of America Holdings	1.550%	6/1/26	500	500
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	498
	Laboratory Corp. of America Holdings	2.950%	12/1/29	525	553
	Laboratory Corp. of America Holdings	2.700%	6/1/31	500	509
	Laboratory Corp. of America Holdings	4.700%	2/1/45	800	961
[9]	Mass General Brigham Inc.	3.765%	7/1/48	150	175
[9]	Mass General Brigham Inc.	3.192%	7/1/49	400	422
[9]	Mass General Brigham Inc.	4.117%	7/1/55	275	340
[9]	Mass General Brigham Inc.	3.342%	7/1/60	725	797
[9]	Mayo Clinic	3.774%	11/15/43	250	293
[9]	Mayo Clinic	4.000%	11/15/47	150	186
[9]	Mayo Clinic	4.128%	11/15/52	125	157
[9]	Mayo Clinic	3.196%	11/15/61	750	808
	McKesson Corp.	2.700%	12/15/22	2,370	2,433
	McKesson Corp.	0.900%	12/3/25	750	739
	McKesson Corp.	3.950%	2/16/28	425	482
	McKesson Corp.	4.750%	5/30/29	350	416
[9]	MedStar Health Inc.	3.626%	8/15/49	250	278
	Medtronic Inc.	3.500%	3/15/25	938	1,030
	Medtronic Inc.	4.375%	3/15/35	2,608	3,246
	Medtronic Inc.	4.625%	3/15/45	1,254	1,645
	Memorial Health Services	3.447%	11/1/49	500	540
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	136
[9]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	250	256
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	569
[9]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	191
	Merck & Co. Inc.	2.400%	9/15/22	925	944
	Merck & Co. Inc.	2.800%	5/18/23	2,000	2,092
	Merck & Co. Inc.	2.900%	3/7/24	500	531
	Merck & Co. Inc.	2.750%	2/10/25	2,250	2,397
	Merck & Co. Inc.	0.750%	2/24/26	2,743	2,722
	Merck & Co. Inc.	3.400%	3/7/29	1,500	1,681
	Merck & Co. Inc.	1.450%	6/24/30	770	750
	Merck & Co. Inc.	6.500%	12/1/33	525	774

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	3.900%	3/7/39	600	710
	Merck & Co. Inc.	2.350%	6/24/40	1,275	1,235
	Merck & Co. Inc.	3.600%	9/15/42	1,125	1,291
	Merck & Co. Inc.	4.150%	5/18/43	980	1,210
	Merck & Co. Inc.	3.700%	2/10/45	2,295	2,654
	Merck & Co. Inc.	4.000%	3/7/49	600	734
	Merck & Co. Inc.	2.450%	6/24/50	1,250	1,178
[9]	Mercy Health	4.302%	7/1/28	175	206
[9]	Methodist Hospital	2.705%	12/1/50	500	485
[9]	Montefiore Obligated Group	5.246%	11/1/48	600	725
[9]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	223
[9]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	450	495
[9]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	516
	MultiCare Health System	2.803%	8/15/50	500	493
	Mylan Inc.	4.200%	11/29/23	705	756
	Mylan Inc.	4.550%	4/15/28	575	660
	Mylan Inc.	5.400%	11/29/43	400	497
	Mylan Inc.	5.200%	4/15/48	625	767
	New York & Presbyterian Hospital	4.024%	8/1/45	480	592
	New York & Presbyterian Hospital	4.063%	8/1/56	425	531
	New York & Presbyterian Hospital	2.606%	8/1/60	500	465
[9]	New York & Presbyterian Hospital	3.954%	8/1/19	400	472
	Northwell Healthcare Inc.	3.979%	11/1/46	525	596
	Northwell Healthcare Inc.	4.260%	11/1/47	850	1,005
	Northwell Healthcare Inc.	3.809%	11/1/49	375	417
	Novant Health Inc.	2.637%	11/1/36	500	510
	Novant Health Inc.	3.168%	11/1/51	500	525
	Novant Health Inc.	3.318%	11/1/61	1,000	1,061
	Novartis Capital Corp.	3.400%	5/6/24	2,735	2,950
	Novartis Capital Corp.	1.750%	2/14/25	255	263
	Novartis Capital Corp.	3.000%	11/20/25	1,400	1,519
	Novartis Capital Corp.	2.000%	2/14/27	1,440	1,497
	Novartis Capital Corp.	3.100%	5/17/27	800	875
	Novartis Capital Corp.	2.200%	8/14/30	2,175	2,249
	Novartis Capital Corp.	3.700%	9/21/42	525	612
	Novartis Capital Corp.	4.400%	5/6/44	1,050	1,346
	Novartis Capital Corp.	4.000%	11/20/45	1,200	1,465
	Novartis Capital Corp.	2.750%	8/14/50	850	857
[9]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	245	228
[9]	NYU Langone Hospitals	5.750%	7/1/43	375	530
	NYU Langone Hospitals	4.784%	7/1/44	325	417
[9]	NYU Langone Hospitals	4.368%	7/1/47	425	506
[9]	NYU Langone Hospitals	3.380%	7/1/55	525	554
[9]	OhioHealth Corp.	3.042%	11/15/50	300	312
	Orlando Health Obligated Group	4.089%	10/1/48	225	272
	Orlando Health Obligated Group	3.327%	10/1/50	500	534
[9]	PeaceHealth Obligated Group	4.787%	11/15/48	300	401
[9]	PeaceHealth Obligated Group	3.218%	11/15/50	500	519
	PerkinElmer Inc.	3.300%	9/15/29	650	703
	PerkinElmer Inc.	2.550%	3/15/31	500	513
	PerkinElmer Inc.	3.625%	3/15/51	350	380
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	600	645
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	413
	Perrigo Finance Unlimited Co.	3.150%	6/15/30	450	460
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	278	293
	Pfizer Inc.	3.000%	6/15/23	1,136	1,194
	Pfizer Inc.	3.200%	9/15/23	475	503
	Pfizer Inc.	2.950%	3/15/24	500	532
	Pfizer Inc.	3.400%	5/15/24	200	217
	Pfizer Inc.	0.800%	5/28/25	300	301

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	2.750%	6/3/26	2,556	2,766
	Pfizer Inc.	3.000%	12/15/26	1,295	1,422
	Pfizer Inc.	3.600%	9/15/28	600	680
	Pfizer Inc.	3.450%	3/15/29	750	844
	Pfizer Inc.	2.625%	4/1/30	1,175	1,253
	Pfizer Inc.	1.700%	5/28/30	1,750	1,741
	Pfizer Inc.	4.000%	12/15/36	1,050	1,269
	Pfizer Inc.	4.100%	9/15/38	600	730
	Pfizer Inc.	3.900%	3/15/39	550	656
	Pfizer Inc.	7.200%	3/15/39	1,015	1,662
	Pfizer Inc.	2.550%	5/28/40	750	752
	Pfizer Inc.	5.600%	9/15/40	1,100	1,585
	Pfizer Inc.	4.300%	6/15/43	780	980
	Pfizer Inc.	4.400%	5/15/44	725	930
	Pfizer Inc.	4.125%	12/15/46	1,575	1,955
	Pfizer Inc.	4.200%	9/15/48	500	630
	Pfizer Inc.	4.000%	3/15/49	850	1,044
	Pfizer Inc.	2.700%	5/28/50	1,275	1,271
	Pharmacia LLC	6.600%	12/1/28	500	672
[9]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	125	133
[9]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	500	524
[9]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	371
[9]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	464
	Quest Diagnostics Inc.	4.250%	4/1/24	300	326
	Quest Diagnostics Inc.	3.500%	3/30/25	250	271
	Quest Diagnostics Inc.	3.450%	6/1/26	1,141	1,253
	Quest Diagnostics Inc.	4.200%	6/30/29	350	404
	Quest Diagnostics Inc.	2.950%	6/30/30	800	848
	Quest Diagnostics Inc.	2.800%	6/30/31	425	444
	Quest Diagnostics Inc.	5.750%	1/30/40	61	76
	Quest Diagnostics Inc.	4.700%	3/30/45	200	245
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	1,000	949
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	900	820
[4,9]	Royalty Pharma plc	0.750%	9/2/23	500	502
[4,9]	Royalty Pharma plc	1.200%	9/2/25	1,000	992
[4,9]	Royalty Pharma plc	1.750%	9/2/27	1,400	1,380
[4,9]	Royalty Pharma plc	2.200%	9/2/30	900	883
[4,9]	Royalty Pharma plc	3.300%	9/2/40	900	905
[4,9]	Royalty Pharma plc	3.550%	9/2/50	800	799
[9]	Rush Obligated Group	3.922%	11/15/29	245	280
	RWJ Barnabas Health Inc.	3.949%	7/1/46	350	411
	RWJ Barnabas Health Inc.	3.477%	7/1/49	100	111
	Sanofi	3.375%	6/19/23	1,050	1,109
	Sanofi	3.625%	6/19/28	1,000	1,141
[9]	Seattle Children's Hospital	2.719%	10/1/50	500	491
[9]	Sharp HealthCare	2.680%	8/1/50	500	483
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	2,350	2,459
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,685	2,914
	Smith & Nephew plc	2.032%	10/14/30	820	803
[9]	Spectrum Health System Obligated Group	3.487%	7/15/49	275	304
[9]	SSM Health Care Corp.	3.688%	6/1/23	725	762
[9]	SSM Health Care Corp.	3.823%	6/1/27	375	419
[9]	Stanford Health Care	3.795%	11/15/48	450	530
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	500	531
	Stryker Corp.	0.600%	12/1/23	500	500
	Stryker Corp.	3.375%	5/15/24	475	509
	Stryker Corp.	1.150%	6/15/25	400	402
	Stryker Corp.	3.375%	11/1/25	500	546
	Stryker Corp.	3.500%	3/15/26	890	980
	Stryker Corp.	3.650%	3/7/28	450	505
	Stryker Corp.	1.950%	6/15/30	750	742

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stryker Corp.	4.100%	4/1/43	325	381
	Stryker Corp.	4.375%	5/15/44	1,275	1,569
	Stryker Corp.	4.625%	3/15/46	155	198
	Stryker Corp.	2.900%	6/15/50	500	502
[9]	Sutter Health	1.321%	8/15/25	500	505
[9]	Sutter Health	3.695%	8/15/28	300	336
[9]	Sutter Health	2.294%	8/15/30	500	505
[9]	Sutter Health	3.161%	8/15/40	500	524
[9]	Sutter Health	4.091%	8/15/48	375	447
[9]	Sutter Health	3.361%	8/15/50	475	505
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	2,500	2,714
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	2,460	2,963
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	2,225	2,206
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,700	2,729
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,790	1,806
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	900	923
	Texas Health Resources	2.328%	11/15/50	500	454
[9]	Texas Health Resources	4.330%	11/15/55	100	130
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	810	898
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	1,230	1,356
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	800	864
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	650	710
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	1,165	1,224
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	305	363
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	486
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	487
[9]	Toledo Hospital	5.325%	11/15/28	275	321
	Toledo Hospital	6.015%	11/15/48	325	401
[9]	Trinity Health Corp.	2.632%	12/1/40	500	493
	Trinity Health Corp.	4.125%	12/1/45	450	555
	UnitedHealth Group Inc.	3.350%	7/15/22	1,325	1,367
	UnitedHealth Group Inc.	2.375%	10/15/22	405	416
	UnitedHealth Group Inc.	2.750%	2/15/23	400	413
	UnitedHealth Group Inc.	2.875%	3/15/23	1,330	1,387
	UnitedHealth Group Inc.	3.500%	6/15/23	500	530
	UnitedHealth Group Inc.	2.375%	8/15/24	550	579
	UnitedHealth Group Inc.	3.750%	7/15/25	2,750	3,051
	UnitedHealth Group Inc.	3.700%	12/15/25	200	223
	UnitedHealth Group Inc.	1.250%	1/15/26	781	788
	UnitedHealth Group Inc.	3.100%	3/15/26	750	818
	UnitedHealth Group Inc.	1.150%	5/15/26	500	500
	UnitedHealth Group Inc.	3.450%	1/15/27	600	666
	UnitedHealth Group Inc.	3.875%	12/15/28	500	576
	UnitedHealth Group Inc.	2.875%	8/15/29	475	512
	UnitedHealth Group Inc.	2.000%	5/15/30	2,935	2,959
	UnitedHealth Group Inc.	2.300%	5/15/31	2,900	2,970
	UnitedHealth Group Inc.	6.500%	6/15/37	200	300
	UnitedHealth Group Inc.	6.625%	11/15/37	325	495
	UnitedHealth Group Inc.	6.875%	2/15/38	1,355	2,102
	UnitedHealth Group Inc.	3.500%	8/15/39	1,510	1,686
	UnitedHealth Group Inc.	2.750%	5/15/40	2,245	2,272
	UnitedHealth Group Inc.	5.950%	2/15/41	240	349
	UnitedHealth Group Inc.	3.050%	5/15/41	1,400	1,467
	UnitedHealth Group Inc.	4.375%	3/15/42	325	401
	UnitedHealth Group Inc.	3.950%	10/15/42	800	949
	UnitedHealth Group Inc.	4.250%	3/15/43	75	92
	UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,724
	UnitedHealth Group Inc.	4.200%	1/15/47	775	947
	UnitedHealth Group Inc.	4.250%	4/15/47	950	1,168
	UnitedHealth Group Inc.	4.250%	6/15/48	1,200	1,485
	UnitedHealth Group Inc.	4.450%	12/15/48	1,100	1,408

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.700%	8/15/49	680	780
	UnitedHealth Group Inc.	2.900%	5/15/50	520	524
	UnitedHealth Group Inc.	3.250%	5/15/51	1,900	2,031
	UnitedHealth Group Inc.	3.875%	8/15/59	2,250	2,665
	UnitedHealth Group Inc.	3.125%	5/15/60	2,640	2,721
[4,9]	Universal Health Services Inc.	2.650%	10/15/30	700	703
[9]	UPMC	3.600%	4/3/25	400	435
	Utah Acquisition Sub Inc.	3.950%	6/15/26	1,100	1,212
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,250	2,755
[4,9]	Viatris Inc.	1.650%	6/22/25	600	608
[4,9]	Viatris Inc.	2.300%	6/22/27	2,350	2,397
[4,9]	Viatris Inc.	2.700%	6/22/30	1,525	1,541
[4,9]	Viatris Inc.	3.850%	6/22/40	1,925	2,055
[4,9]	Viatris Inc.	4.000%	6/22/50	2,425	2,570
[9]	Willis-Knighton Medical Center	4.813%	9/1/48	200	257
[9]	Willis-Knighton Medical Center	3.065%	3/1/51	500	493
	Wyeth LLC	7.250%	3/1/23	350	389
	Wyeth LLC	6.450%	2/1/24	780	899
	Wyeth LLC	6.500%	2/1/34	500	728
	Wyeth LLC	6.000%	2/15/36	410	586
	Wyeth LLC	5.950%	4/1/37	1,605	2,303
[9]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	500	462
	Zeneca Wilmington Inc.	7.000%	11/15/23	600	688
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	225	237
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,275	1,384
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	267
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	280	331
	Zoetis Inc.	3.250%	2/1/23	1,475	1,532
	Zoetis Inc.	4.500%	11/13/25	350	397
	Zoetis Inc.	3.000%	9/12/27	800	864
	Zoetis Inc.	3.900%	8/20/28	400	456
	Zoetis Inc.	2.000%	5/15/30	575	571
	Zoetis Inc.	4.700%	2/1/43	900	1,159
	Zoetis Inc.	3.950%	9/12/47	400	474
	Zoetis Inc.	4.450%	8/20/48	325	414
	Zoetis Inc.	3.000%	5/15/50	250	258
					700,226
Industrials (0.83%)
	3M Co.	1.750%	2/14/23	500	511
[9]	3M Co.	2.250%	3/15/23	1,325	1,366
[9]	3M Co.	3.250%	2/14/24	400	427
	3M Co.	2.000%	2/14/25	600	625
	3M Co.	2.650%	4/15/25	1,069	1,139
[9]	3M Co.	2.250%	9/19/26	100	106
	3M Co.	2.875%	10/15/27	1,639	1,781
[9]	3M Co.	3.375%	3/1/29	650	728
	3M Co.	2.375%	8/26/29	1,555	1,630
	3M Co.	3.050%	4/15/30	600	661
[9]	3M Co.	3.125%	9/19/46	1,125	1,192
[9]	3M Co.	3.625%	10/15/47	450	521
[9]	3M Co.	4.000%	9/14/48	182	223
	3M Co.	3.250%	8/26/49	375	410
	3M Co.	3.700%	4/15/50	1,200	1,412
	Acuity Brands Lighting Inc.	2.150%	12/15/30	705	699
	Allegion plc	3.500%	10/1/29	325	353
	Allegion US Holding Co. Inc.	3.200%	10/1/24	128	136
	Allegion US Holding Co. Inc.	3.550%	10/1/27	350	380
[9]	American Airlines Pass-Through Trust Class A Series 2016-3	3.250%	10/15/28	120	116
[9]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	218	224

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	354	363
[9]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	787	797
[9]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	179	181
[9]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	402	413
[9]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	335	340
[9]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	208	213
	Amphenol Corp.	3.200%	4/1/24	200	212
	Amphenol Corp.	2.050%	3/1/25	170	176
	Amphenol Corp.	4.350%	6/1/29	300	352
	Amphenol Corp.	2.800%	2/15/30	750	794
[9]	BNSF Funding Trust I	6.613%	12/15/55	325	372
	Boeing Co.	1.167%	2/4/23	1,200	1,204
	Boeing Co.	2.800%	3/1/23	345	357
	Boeing Co.	4.508%	5/1/23	2,625	2,798
	Boeing Co.	1.875%	6/15/23	500	510
	Boeing Co.	1.950%	2/1/24	500	512
	Boeing Co.	1.433%	2/4/24	2,225	2,231
	Boeing Co.	2.800%	3/1/24	450	470
	Boeing Co.	2.850%	10/30/24	450	473
	Boeing Co.	4.875%	5/1/25	3,980	4,461
	Boeing Co.	2.750%	2/1/26	500	522
	Boeing Co.	2.196%	2/4/26	5,000	5,047
	Boeing Co.	3.100%	5/1/26	400	423
	Boeing Co.	2.250%	6/15/26	325	332
	Boeing Co.	2.700%	2/1/27	1,715	1,772
	Boeing Co.	2.800%	3/1/27	200	208
	Boeing Co.	5.040%	5/1/27	1,760	2,032
	Boeing Co.	3.250%	2/1/28	1,100	1,167
	Boeing Co.	3.250%	3/1/28	275	290
	Boeing Co.	3.450%	11/1/28	200	213
	Boeing Co.	3.200%	3/1/29	900	945
	Boeing Co.	2.950%	2/1/30	500	512
	Boeing Co.	5.150%	5/1/30	3,915	4,639
	Boeing Co.	3.625%	2/1/31	1,350	1,452
	Boeing Co.	6.125%	2/15/33	325	413
	Boeing Co.	3.600%	5/1/34	1,375	1,449
	Boeing Co.	3.250%	2/1/35	600	610
	Boeing Co.	6.625%	2/15/38	100	135
	Boeing Co.	3.500%	3/1/39	200	202
	Boeing Co.	6.875%	3/15/39	285	399
	Boeing Co.	5.875%	2/15/40	545	700
	Boeing Co.	5.705%	5/1/40	3,965	5,116
	Boeing Co.	3.375%	6/15/46	450	433
	Boeing Co.	3.650%	3/1/47	475	474
	Boeing Co.	3.850%	11/1/48	200	206
	Boeing Co.	3.900%	5/1/49	650	683
	Boeing Co.	3.750%	2/1/50	1,100	1,135
	Boeing Co.	5.805%	5/1/50	5,000	6,746
	Boeing Co.	3.825%	3/1/59	225	227
	Boeing Co.	3.950%	8/1/59	360	376
	Boeing Co.	5.930%	5/1/60	3,415	4,710
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	240	246
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	650
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	625	667
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	432
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	433

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	269
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	303
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	875
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	875	964
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	179
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	475	686
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	886
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	675	896
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,225	1,683
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	263
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	711
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	618
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	1,065
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	682
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,100	1,466
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	765
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	606
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	600	781
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	646
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	225	273
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,875	2,266
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	705
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	720	750
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	800	873
	Canadian National Railway Co.	2.950%	11/21/24	288	307
	Canadian National Railway Co.	2.750%	3/1/26	375	403
	Canadian National Railway Co.	6.250%	8/1/34	350	496
	Canadian National Railway Co.	6.200%	6/1/36	350	494
	Canadian National Railway Co.	6.375%	11/15/37	350	505
	Canadian National Railway Co.	3.200%	8/2/46	500	518
	Canadian National Railway Co.	4.450%	1/20/49	1,000	1,244
	Canadian National Railway Co.	2.450%	5/1/50	1,200	1,086
	Canadian Pacific Railway Co.	4.450%	3/15/23	430	454
	Canadian Pacific Railway Co.	2.900%	2/1/25	100	106
	Canadian Pacific Railway Co.	2.050%	3/5/30	400	399
	Canadian Pacific Railway Co.	7.125%	10/15/31	275	392
	Canadian Pacific Railway Co.	5.750%	3/15/33	425	558
	Canadian Pacific Railway Co.	5.950%	5/15/37	775	1,072
	Canadian Pacific Railway Co.	4.800%	8/1/45	675	872
	Canadian Pacific Railway Co.	6.125%	9/15/15	755	1,173
	Carrier Global Corp.	2.242%	2/15/25	1,600	1,665
	Carrier Global Corp.	2.493%	2/15/27	1,475	1,544
	Carrier Global Corp.	2.722%	2/15/30	2,625	2,721
	Carrier Global Corp.	3.377%	4/5/40	1,950	2,052
	Carrier Global Corp.	3.577%	4/5/50	1,900	2,017
[9]	Caterpillar Financial Services Corp.	1.950%	11/18/22	1,300	1,329
[9]	Caterpillar Financial Services Corp.	2.550%	11/29/22	1,000	1,032
[9]	Caterpillar Financial Services Corp.	3.450%	5/15/23	1,400	1,481
	Caterpillar Financial Services Corp.	0.650%	7/7/23	500	503
[9]	Caterpillar Financial Services Corp.	0.450%	9/14/23	1,825	1,827
[9]	Caterpillar Financial Services Corp.	3.650%	12/7/23	400	431
[9]	Caterpillar Financial Services Corp.	2.850%	5/17/24	325	346
[9]	Caterpillar Financial Services Corp.	3.300%	6/9/24	730	787
[9]	Caterpillar Financial Services Corp.	3.250%	12/1/24	1,572	1,709
[9]	Caterpillar Financial Services Corp.	1.450%	5/15/25	375	384
[9]	Caterpillar Financial Services Corp.	0.800%	11/13/25	825	820
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	212
[9]	Caterpillar Financial Services Corp.	1.100%	9/14/27	1,500	1,482
	Caterpillar Inc.	3.400%	5/15/24	450	483
	Caterpillar Inc.	2.600%	4/9/30	2,585	2,759
	Caterpillar Inc.	1.900%	3/12/31	500	501

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Caterpillar Inc.	6.050%	8/15/36	720	1,037
	Caterpillar Inc.	5.200%	5/27/41	475	657
	Caterpillar Inc.	3.803%	8/15/42	1,504	1,789
	Caterpillar Inc.	4.300%	5/15/44	375	475
	Caterpillar Inc.	3.250%	9/19/49	1,600	1,764
	Caterpillar Inc.	3.250%	4/9/50	700	776
	CH Robinson Worldwide Inc.	4.200%	4/15/28	125	143
	CNH Industrial Capital LLC	1.950%	7/2/23	250	256
	CNH Industrial Capital LLC	4.200%	1/15/24	2,455	2,658
	CNH Industrial Capital LLC	1.875%	1/15/26	260	265
	CNH Industrial Capital LLC	1.450%	7/15/26	400	398
[9]	CNH Industrial NV	3.850%	11/15/27	375	416
[9]	Continental Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	546	579
[9]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	407	431
	Crane Co.	4.450%	12/15/23	400	431
	Crane Co.	4.200%	3/15/48	525	582
	CSX Corp.	3.400%	8/1/24	400	431
	CSX Corp.	3.350%	11/1/25	400	437
	CSX Corp.	2.600%	11/1/26	200	213
	CSX Corp.	3.250%	6/1/27	650	713
	CSX Corp.	3.800%	3/1/28	1,275	1,437
	CSX Corp.	4.250%	3/15/29	900	1,046
	CSX Corp.	2.400%	2/15/30	2,525	2,600
	CSX Corp.	6.150%	5/1/37	1,000	1,412
	CSX Corp.	6.220%	4/30/40	599	879
	CSX Corp.	5.500%	4/15/41	725	983
	CSX Corp.	4.750%	5/30/42	460	581
	CSX Corp.	4.400%	3/1/43	93	112
	CSX Corp.	4.100%	3/15/44	800	936
	CSX Corp.	3.800%	11/1/46	400	453
	CSX Corp.	4.300%	3/1/48	1,000	1,214
	CSX Corp.	4.500%	3/15/49	900	1,125
	CSX Corp.	3.800%	4/15/50	1,105	1,267
	CSX Corp.	2.500%	5/15/51	500	455
	CSX Corp.	4.250%	11/1/66	500	619
	CSX Corp.	4.650%	3/1/68	275	361
	Cummins Inc.	3.650%	10/1/23	350	373
	Cummins Inc.	0.750%	9/1/25	821	816
	Cummins Inc.	1.500%	9/1/30	800	772
	Cummins Inc.	4.875%	10/1/43	525	694
	Cummins Inc.	2.600%	9/1/50	600	571
	Deere & Co.	2.750%	4/15/25	750	801
	Deere & Co.	5.375%	10/16/29	455	580
	Deere & Co.	3.100%	4/15/30	470	519
	Deere & Co.	7.125%	3/3/31	400	578
	Deere & Co.	3.900%	6/9/42	1,000	1,230
	Deere & Co.	2.875%	9/7/49	200	209
	Deere & Co.	3.750%	4/15/50	650	785
[4,9]	Delta Air Lines Inc.	7.000%	5/1/25	2,000	2,334
[4,9]	Delta Air Lines Inc.	4.750%	10/20/28	500	556
[9]	Delta Air Lines Pass-Through Trust Class AA Series 2015-1	3.625%	7/30/27	285	307
[9]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	430	455
[9]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	376	379
	Dover Corp.	2.950%	11/4/29	575	618
	Dover Corp.	5.375%	3/1/41	280	363
	Eaton Corp.	2.750%	11/2/22	1,075	1,110

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eaton Corp.	3.103%	9/15/27	665	724
	Eaton Corp.	4.000%	11/2/32	717	835
	Eaton Corp.	4.150%	11/2/42	75	89
	Eaton Corp.	3.915%	9/15/47	550	632
	Emerson Electric Co.	2.625%	2/15/23	300	310
	Emerson Electric Co.	3.150%	6/1/25	450	487
	Emerson Electric Co.	0.875%	10/15/26	2,000	1,972
	Emerson Electric Co.	1.800%	10/15/27	750	768
	Emerson Electric Co.	1.950%	10/15/30	375	379
	Emerson Electric Co.	5.250%	11/15/39	135	182
	Emerson Electric Co.	2.750%	10/15/50	450	450
	FedEx Corp.	3.250%	4/1/26	500	547
	FedEx Corp.	3.400%	2/15/28	1,000	1,111
	FedEx Corp.	3.100%	8/5/29	825	895
	FedEx Corp.	4.250%	5/15/30	1,600	1,865
	FedEx Corp.	2.400%	5/15/31	450	458
	FedEx Corp.	3.900%	2/1/35	200	229
	FedEx Corp.	3.250%	5/15/41	450	463
	FedEx Corp.	3.875%	8/1/42	200	223
	FedEx Corp.	4.100%	4/15/43	300	342
	FedEx Corp.	5.100%	1/15/44	600	770
	FedEx Corp.	4.100%	2/1/45	300	343
	FedEx Corp.	4.750%	11/15/45	1,075	1,340
	FedEx Corp.	4.550%	4/1/46	2,050	2,482
	FedEx Corp.	4.400%	1/15/47	800	955
	FedEx Corp.	4.050%	2/15/48	700	804
	FedEx Corp.	4.950%	10/17/48	750	968
	FedEx Corp.	5.250%	5/15/50	1,150	1,560
	FedEx Corp.	4.500%	2/1/65	150	172
[9]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	800	792
	Flowserve Corp.	3.500%	9/15/22	225	231
	Flowserve Corp.	4.000%	11/15/23	375	400
	Flowserve Corp.	3.500%	10/1/30	500	528
	Fortive Corp.	3.150%	6/15/26	585	636
	Fortive Corp.	4.300%	6/15/46	425	507
	General Dynamics Corp.	2.250%	11/15/22	900	920
	General Dynamics Corp.	3.375%	5/15/23	700	738
	General Dynamics Corp.	1.875%	8/15/23	500	515
	General Dynamics Corp.	3.250%	4/1/25	525	569
	General Dynamics Corp.	3.500%	5/15/25	1,500	1,644
	General Dynamics Corp.	2.125%	8/15/26	250	261
	General Dynamics Corp.	3.500%	4/1/27	350	389
	General Dynamics Corp.	2.625%	11/15/27	500	534
	General Dynamics Corp.	3.750%	5/15/28	705	802
	General Dynamics Corp.	3.625%	4/1/30	755	854
	General Dynamics Corp.	2.250%	6/1/31	500	513
	General Dynamics Corp.	4.250%	4/1/40	570	697
	General Dynamics Corp.	3.600%	11/15/42	625	720
	General Dynamics Corp.	4.250%	4/1/50	505	647
[9]	General Electric Co.	3.150%	9/7/22	318	329
[9]	General Electric Co.	3.100%	1/9/23	4,149	4,313
[9]	General Electric Co.	3.450%	5/15/24	425	455
	General Electric Co.	3.450%	5/1/27	1,250	1,375
	General Electric Co.	3.625%	5/1/30	2,625	2,930
[9]	General Electric Co.	6.750%	3/15/32	1,185	1,643
[9]	General Electric Co.	5.875%	1/14/38	2,512	3,421
[9]	General Electric Co.	6.875%	1/10/39	1,555	2,334
	General Electric Co.	4.250%	5/1/40	2,000	2,340
	General Electric Co.	4.125%	10/9/42	500	578
	General Electric Co.	4.350%	5/1/50	2,700	3,268
[4,9,11]	GXO Logistics Inc.	2.650%	7/15/31	500	497

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honeywell International Inc.	2.150%	8/8/22	600	611
	Honeywell International Inc.	0.483%	8/19/22	700	700
	Honeywell International Inc.	3.350%	12/1/23	1,175	1,256
	Honeywell International Inc.	2.300%	8/15/24	800	840
	Honeywell International Inc.	1.350%	6/1/25	3,730	3,802
	Honeywell International Inc.	2.500%	11/1/26	1,150	1,225
	Honeywell International Inc.	2.700%	8/15/29	350	376
	Honeywell International Inc.	1.950%	6/1/30	1,125	1,143
	Honeywell International Inc.	5.700%	3/15/36	300	413
	Honeywell International Inc.	5.700%	3/15/37	305	423
	Honeywell International Inc.	5.375%	3/1/41	855	1,189
	Honeywell International Inc.	2.800%	6/1/50	500	515
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	250	273
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	400	436
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	800	916
	IDEX Corp.	3.000%	5/1/30	300	317
	Illinois Tool Works Inc.	3.500%	3/1/24	1,145	1,226
	Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,180
	Illinois Tool Works Inc.	3.900%	9/1/42	800	955
	JB Hunt Transport Services Inc.	3.300%	8/15/22	400	411
	JB Hunt Transport Services Inc.	3.875%	3/1/26	650	724
[9]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	677	746
[9]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	470	478
[9]	John Deere Capital Corp.	0.550%	7/5/22	600	602
[9]	John Deere Capital Corp.	2.150%	9/8/22	550	562
[9]	John Deere Capital Corp.	2.700%	1/6/23	425	440
	John Deere Capital Corp.	2.800%	1/27/23	275	286
[9]	John Deere Capital Corp.	2.800%	3/6/23	1,500	1,563
[9]	John Deere Capital Corp.	3.450%	6/7/23	200	212
[9]	John Deere Capital Corp.	0.700%	7/5/23	375	378
[9]	John Deere Capital Corp.	0.400%	10/10/23	500	500
	John Deere Capital Corp.	3.650%	10/12/23	200	215
[9]	John Deere Capital Corp.	0.450%	1/17/24	1,000	998
[9]	John Deere Capital Corp.	2.600%	3/7/24	400	422
[9]	John Deere Capital Corp.	3.350%	6/12/24	700	757
[9]	John Deere Capital Corp.	2.050%	1/9/25	575	601
[9]	John Deere Capital Corp.	3.450%	3/13/25	1,225	1,343
[9]	John Deere Capital Corp.	3.400%	9/11/25	325	359
[9]	John Deere Capital Corp.	0.700%	1/15/26	500	495
[9]	John Deere Capital Corp.	2.650%	6/10/26	300	323
[9]	John Deere Capital Corp.	1.050%	6/17/26	500	499
[9]	John Deere Capital Corp.	2.250%	9/14/26	1,250	1,317
[9]	John Deere Capital Corp.	2.800%	9/8/27	250	271
[9]	John Deere Capital Corp.	3.050%	1/6/28	600	658
[9]	John Deere Capital Corp.	1.500%	3/6/28	500	497
[9]	John Deere Capital Corp.	3.450%	3/7/29	300	338
[9]	John Deere Capital Corp.	2.800%	7/18/29	490	530
[9]	John Deere Capital Corp.	2.450%	1/9/30	1,000	1,052
	John Deere Capital Corp.	1.450%	1/15/31	500	483
[9]	John Deere Capital Corp.	2.000%	6/17/31	300	303
[9]	Johnson Controls International plc	3.625%	7/2/24	442	475
[9]	Johnson Controls International plc	3.900%	2/14/26	219	243
	Johnson Controls International plc	1.750%	9/15/30	500	482
[9]	Johnson Controls International plc	6.000%	1/15/36	210	294
[9]	Johnson Controls International plc	4.625%	7/2/44	800	994
[9]	Johnson Controls International plc	5.125%	9/14/45	80	106
	Johnson Controls International plc	4.500%	2/15/47	400	502
[9]	Johnson Controls International plc	4.950%	7/2/64	286	386
[9]	Kansas City Southern	3.000%	5/15/23	400	415
	Kansas City Southern	2.875%	11/15/29	550	579
[9]	Kansas City Southern	4.300%	5/15/43	500	574

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Kansas City Southern	4.950%	8/15/45	500	639
	Kansas City Southern	3.500%	5/1/50	1,600	1,692
	Kennametal Inc.	4.625%	6/15/28	1,000	1,136
	Keysight Technologies Inc.	4.550%	10/30/24	734	818
	Keysight Technologies Inc.	4.600%	4/6/27	375	436
	Keysight Technologies Inc.	3.000%	10/30/29	425	450
	Kirby Corp.	4.200%	3/1/28	1,200	1,342
	L3Harris Technologies Inc.	3.850%	6/15/23	775	824
	L3Harris Technologies Inc.	3.950%	5/28/24	270	292
	L3Harris Technologies Inc.	3.832%	4/27/25	550	603
	L3Harris Technologies Inc.	3.850%	12/15/26	200	225
[9]	L3Harris Technologies Inc.	4.400%	6/15/28	600	696
	L3Harris Technologies Inc.	2.900%	12/15/29	450	478
	L3Harris Technologies Inc.	1.800%	1/15/31	600	583
	L3Harris Technologies Inc.	4.854%	4/27/35	100	125
	L3Harris Technologies Inc.	6.150%	12/15/40	425	611
	L3Harris Technologies Inc.	5.054%	4/27/45	475	626
	Lennox International Inc.	3.000%	11/15/23	100	105
	Lennox International Inc.	1.350%	8/1/25	500	503
	Lennox International Inc.	1.700%	8/1/27	500	500
	Lockheed Martin Corp.	3.100%	1/15/23	270	280
	Lockheed Martin Corp.	2.900%	3/1/25	463	496
	Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,327
	Lockheed Martin Corp.	1.850%	6/15/30	1,000	1,004
	Lockheed Martin Corp.	3.600%	3/1/35	485	556
	Lockheed Martin Corp.	4.500%	5/15/36	565	710
[9]	Lockheed Martin Corp.	6.150%	9/1/36	1,915	2,754
	Lockheed Martin Corp.	5.720%	6/1/40	316	443
	Lockheed Martin Corp.	4.070%	12/15/42	1,775	2,155
	Lockheed Martin Corp.	3.800%	3/1/45	750	875
	Lockheed Martin Corp.	4.700%	5/15/46	1,050	1,389
	Lockheed Martin Corp.	2.800%	6/15/50	700	702
	Lockheed Martin Corp.	4.090%	9/15/52	622	777
	Norfolk Southern Corp.	2.903%	2/15/23	1,580	1,633
	Norfolk Southern Corp.	3.850%	1/15/24	200	214
	Norfolk Southern Corp.	3.650%	8/1/25	415	456
	Norfolk Southern Corp.	7.800%	5/15/27	100	134
	Norfolk Southern Corp.	3.150%	6/1/27	125	136
	Norfolk Southern Corp.	3.800%	8/1/28	750	849
	Norfolk Southern Corp.	2.550%	11/1/29	1,200	1,262
	Norfolk Southern Corp.	4.837%	10/1/41	565	726
	Norfolk Southern Corp.	3.950%	10/1/42	425	489
	Norfolk Southern Corp.	4.450%	6/15/45	975	1,192
	Norfolk Southern Corp.	4.650%	1/15/46	300	376
	Norfolk Southern Corp.	3.942%	11/1/47	150	172
	Norfolk Southern Corp.	4.150%	2/28/48	50	59
	Norfolk Southern Corp.	4.100%	5/15/49	615	723
	Norfolk Southern Corp.	3.400%	11/1/49	330	350
	Norfolk Southern Corp.	3.050%	5/15/50	1,600	1,604
	Norfolk Southern Corp.	4.050%	8/15/52	973	1,149
	Norfolk Southern Corp.	3.155%	5/15/55	756	764
	Norfolk Southern Corp.	4.100%	5/15/21	500	547
	Northrop Grumman Corp.	3.250%	8/1/23	500	529
	Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,386
	Northrop Grumman Corp.	3.200%	2/1/27	675	735
	Northrop Grumman Corp.	3.250%	1/15/28	400	437
	Northrop Grumman Corp.	4.400%	5/1/30	1,540	1,821
	Northrop Grumman Corp.	5.150%	5/1/40	2,165	2,842
	Northrop Grumman Corp.	5.050%	11/15/40	850	1,111
	Northrop Grumman Corp.	4.750%	6/1/43	1,550	1,996
	Northrop Grumman Corp.	4.030%	10/15/47	1,550	1,841

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northrop Grumman Corp.	5.250%	5/1/50	795	1,118
	nVent Finance Sarl	3.950%	4/15/23	220	230
	nVent Finance Sarl	4.550%	4/15/28	300	330
	Oshkosh Corp.	4.600%	5/15/28	400	462
	Oshkosh Corp.	3.100%	3/1/30	80	85
	Otis Worldwide Corp.	2.056%	4/5/25	1,575	1,637
	Otis Worldwide Corp.	2.293%	4/5/27	1,350	1,403
	Otis Worldwide Corp.	2.565%	2/15/30	1,400	1,451
	Otis Worldwide Corp.	3.112%	2/15/40	2,000	2,068
	Otis Worldwide Corp.	3.362%	2/15/50	550	579
[9]	PACCAR Financial Corp.	2.300%	8/10/22	250	256
[9]	PACCAR Financial Corp.	2.000%	9/26/22	200	204
	PACCAR Financial Corp.	3.400%	8/9/23	300	319
[9]	PACCAR Financial Corp.	0.350%	8/11/23	500	500
[9]	PACCAR Financial Corp.	0.350%	2/2/24	500	498
[9]	PACCAR Financial Corp.	2.150%	8/15/24	250	261
[9]	PACCAR Financial Corp.	1.800%	2/6/25	750	773
[9]	Parker-Hannifin Corp.	3.500%	9/15/22	975	1,011
	Parker-Hannifin Corp.	2.700%	6/14/24	475	501
[9]	Parker-Hannifin Corp.	3.300%	11/21/24	467	502
	Parker-Hannifin Corp.	3.250%	3/1/27	1,600	1,750
	Parker-Hannifin Corp.	3.250%	6/14/29	1,000	1,094
[9]	Parker-Hannifin Corp.	4.200%	11/21/34	200	235
[9]	Parker-Hannifin Corp.	6.250%	5/15/38	575	816
	Parker-Hannifin Corp.	4.100%	3/1/47	500	598
	Parker-Hannifin Corp.	4.000%	6/14/49	800	949
	Precision Castparts Corp.	2.500%	1/15/23	1,075	1,105
	Precision Castparts Corp.	3.250%	6/15/25	675	732
	Precision Castparts Corp.	3.900%	1/15/43	375	425
	Precision Castparts Corp.	4.375%	6/15/45	275	334
	Raytheon Technologies Corp.	2.500%	12/15/22	845	867
	Raytheon Technologies Corp.	3.200%	3/15/24	775	825
	Raytheon Technologies Corp.	3.950%	8/16/25	1,680	1,868
	Raytheon Technologies Corp.	3.500%	3/15/27	2,000	2,207
	Raytheon Technologies Corp.	3.125%	5/4/27	975	1,060
	Raytheon Technologies Corp.	7.200%	8/15/27	75	98
	Raytheon Technologies Corp.	6.700%	8/1/28	150	197
	Raytheon Technologies Corp.	4.125%	11/16/28	3,445	3,968
	Raytheon Technologies Corp.	7.500%	9/15/29	400	559
	Raytheon Technologies Corp.	2.250%	7/1/30	500	508
	Raytheon Technologies Corp.	5.400%	5/1/35	500	655
	Raytheon Technologies Corp.	6.050%	6/1/36	585	818
	Raytheon Technologies Corp.	6.125%	7/15/38	925	1,320
	Raytheon Technologies Corp.	4.450%	11/16/38	1,000	1,210
	Raytheon Technologies Corp.	5.700%	4/15/40	625	868
	Raytheon Technologies Corp.	4.875%	10/15/40	225	287
	Raytheon Technologies Corp.	4.700%	12/15/41	925	1,165
	Raytheon Technologies Corp.	4.500%	6/1/42	3,150	3,921
	Raytheon Technologies Corp.	4.800%	12/15/43	285	360
	Raytheon Technologies Corp.	4.150%	5/15/45	1,025	1,216
	Raytheon Technologies Corp.	3.750%	11/1/46	900	1,015
	Raytheon Technologies Corp.	4.350%	4/15/47	1,325	1,623
	Raytheon Technologies Corp.	4.050%	5/4/47	800	940
	Raytheon Technologies Corp.	3.125%	7/1/50	1,475	1,517
	Republic Services Inc.	2.500%	8/15/24	60	63
	Republic Services Inc.	3.200%	3/15/25	500	538
	Republic Services Inc.	0.875%	11/15/25	500	496
	Republic Services Inc.	2.900%	7/1/26	400	429
	Republic Services Inc.	2.300%	3/1/30	725	736
	Republic Services Inc.	1.450%	2/15/31	500	469
	Republic Services Inc.	1.750%	2/15/32	625	595

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic Services Inc.	6.200%	3/1/40	475	682
	Republic Services Inc.	5.700%	5/15/41	300	414
	Republic Services Inc.	3.050%	3/1/50	650	664
	Rockwell Automation Inc.	3.500%	3/1/29	350	392
	Rockwell Automation Inc.	4.200%	3/1/49	575	720
[9]	Ryder System Inc.	3.400%	3/1/23	350	366
[9]	Ryder System Inc.	3.750%	6/9/23	1,490	1,578
[9]	Ryder System Inc.	3.650%	3/18/24	550	591
[9]	Ryder System Inc.	2.500%	9/1/24	250	262
[9]	Ryder System Inc.	4.625%	6/1/25	581	655
[9]	Ryder System Inc.	2.900%	12/1/26	325	348
	Southwest Airlines Co.	2.750%	11/16/22	100	103
	Southwest Airlines Co.	4.750%	5/4/23	675	724
	Southwest Airlines Co.	5.250%	5/4/25	3,500	3,998
	Southwest Airlines Co.	3.000%	11/15/26	400	427
	Southwest Airlines Co.	5.125%	6/15/27	1,925	2,267
	Southwest Airlines Co.	3.450%	11/16/27	540	586
	Southwest Airlines Co.	2.625%	2/10/30	400	410
[9]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150%	8/1/22	32	33
[9]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	222	231
	Teledyne Technologies Inc.	0.650%	4/1/23	500	500
	Teledyne Technologies Inc.	0.950%	4/1/24	500	501
	Teledyne Technologies Inc.	2.250%	4/1/28	500	509
	Teledyne Technologies Inc.	2.750%	4/1/31	900	925
	Textron Inc.	4.300%	3/1/24	625	677
	Textron Inc.	3.875%	3/1/25	225	245
	Textron Inc.	4.000%	3/15/26	300	335
	Textron Inc.	3.650%	3/15/27	1,025	1,135
	Textron Inc.	3.375%	3/1/28	325	352
	Textron Inc.	3.900%	9/17/29	250	280
	Timken Co.	3.875%	9/1/24	200	214
	Timken Co.	4.500%	12/15/28	400	447
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	900	965
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	1,200	1,348
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	1,350	1,458
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	325	356
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	975	1,101
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	150	190
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	350	440
	Trimble Inc.	4.150%	6/15/23	100	106
	Trimble Inc.	4.750%	12/1/24	600	667
	Trimble Inc.	4.900%	6/15/28	400	469
	Tyco Electronics Group SA	3.450%	8/1/24	1,000	1,071
	Tyco Electronics Group SA	3.125%	8/15/27	450	485
	Tyco Electronics Group SA	7.125%	10/1/37	550	842
	Union Pacific Corp.	4.163%	7/15/22	100	103
	Union Pacific Corp.	2.950%	1/15/23	650	671
	Union Pacific Corp.	2.750%	4/15/23	200	207
	Union Pacific Corp.	3.500%	6/8/23	600	635
	Union Pacific Corp.	3.646%	2/15/24	325	348
	Union Pacific Corp.	3.150%	3/1/24	400	427
	Union Pacific Corp.	3.250%	1/15/25	400	431
	Union Pacific Corp.	3.750%	7/15/25	930	1,032
	Union Pacific Corp.	3.250%	8/15/25	900	977
	Union Pacific Corp.	2.750%	3/1/26	648	693
	Union Pacific Corp.	2.150%	2/5/27	400	415
	Union Pacific Corp.	3.000%	4/15/27	240	260
	Union Pacific Corp.	2.400%	2/5/30	1,475	1,523
	Union Pacific Corp.	2.375%	5/20/31	500	511
	Union Pacific Corp.	3.375%	2/1/35	900	986

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,9]	Union Pacific Corp.	2.891%	4/6/36	1,800	1,872
	Union Pacific Corp.	3.600%	9/15/37	708	793
	Union Pacific Corp.	3.200%	5/20/41	500	529
	Union Pacific Corp.	4.050%	3/1/46	500	579
	Union Pacific Corp.	3.350%	8/15/46	550	583
	Union Pacific Corp.	3.250%	2/5/50	850	895
	Union Pacific Corp.	3.799%	10/1/51	1,082	1,237
	Union Pacific Corp.	3.950%	8/15/59	425	494
	Union Pacific Corp.	3.839%	3/20/60	1,106	1,255
	Union Pacific Corp.	2.973%	9/16/62	2,025	1,945
	Union Pacific Corp.	4.100%	9/15/67	350	408
	Union Pacific Corp.	3.750%	2/5/70	1,400	1,540
[4,9]	Union Pacific Corp.	3.799%	4/6/71	1,700	1,883
[9]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	475	499
[9]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	502	528
[9]	United Airlines Pass-Through Trust Class A Series 2015-1	3.700%	12/1/22	200	206
[9]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	326	330
[9]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	2,907	3,234
[9]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	209	219
[9]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	448	473
[9]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	421	462
[9]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	457	456
[9]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	1,262	1,338
	United Parcel Service Inc.	2.450%	10/1/22	800	821
	United Parcel Service Inc.	2.800%	11/15/24	950	1,015
	United Parcel Service Inc.	3.900%	4/1/25	1,200	1,329
	United Parcel Service Inc.	2.400%	11/15/26	1,575	1,676
	United Parcel Service Inc.	2.500%	9/1/29	400	425
	United Parcel Service Inc.	4.450%	4/1/30	1,000	1,210
	United Parcel Service Inc.	6.200%	1/15/38	505	745
	United Parcel Service Inc.	5.200%	4/1/40	465	633
	United Parcel Service Inc.	4.875%	11/15/40	350	461
	United Parcel Service Inc.	3.625%	10/1/42	300	346
	United Parcel Service Inc.	3.400%	11/15/46	390	433
	United Parcel Service Inc.	4.250%	3/15/49	800	1,011
	United Parcel Service Inc.	3.400%	9/1/49	200	224
	United Parcel Service Inc.	5.300%	4/1/50	2,870	4,203
	Valmont Industries Inc.	5.000%	10/1/44	475	574
	Valmont Industries Inc.	5.250%	10/1/54	300	371
[4,9]	Vontier Corp.	1.800%	4/1/26	500	498
[4,9]	Vontier Corp.	2.400%	4/1/28	500	496
[4,9]	Vontier Corp.	2.950%	4/1/31	500	502
	Waste Connections Inc.	4.250%	12/1/28	375	434
	Waste Connections Inc.	3.500%	5/1/29	950	1,047
	Waste Connections Inc.	2.600%	2/1/30	500	517
	Waste Connections Inc.	3.050%	4/1/50	300	305
	Waste Management Inc.	2.900%	9/15/22	191	196
	Waste Management Inc.	2.400%	5/15/23	1,100	1,138
	Waste Management Inc.	0.750%	11/15/25	500	496
	Waste Management Inc.	3.150%	11/15/27	1,600	1,751
	Waste Management Inc.	1.150%	3/15/28	500	484
	Waste Management Inc.	1.500%	3/15/31	1,400	1,325
	Waste Management Inc.	2.950%	6/1/41	500	515
	Waste Management Inc.	2.500%	11/15/50	500	466
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	1,100	1,193
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	1,070	1,140
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	725	779

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	750	871
	WW Grainger Inc.	1.850%	2/15/25	475	492
	WW Grainger Inc.	4.600%	6/15/45	825	1,065
	WW Grainger Inc.	3.750%	5/15/46	325	374
	WW Grainger Inc.	4.200%	5/15/47	350	429
	Xylem Inc.	3.250%	11/1/26	300	328
	Xylem Inc.	1.950%	1/30/28	250	253
	Xylem Inc.	2.250%	1/30/31	400	404
	Xylem Inc.	4.375%	11/1/46	475	566
					479,061
Materials (0.31%)
	Air Products and Chemicals Inc.	2.750%	2/3/23	250	259
	Air Products and Chemicals Inc.	3.350%	7/31/24	1,200	1,291
	Air Products and Chemicals Inc.	1.850%	5/15/27	150	154
	Air Products and Chemicals Inc.	2.050%	5/15/30	700	714
	Air Products and Chemicals Inc.	2.700%	5/15/40	600	607
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,000	1,002
	Albemarle Corp.	4.150%	12/1/24	532	583
	Albemarle Corp.	5.450%	12/1/44	325	410
	Amcor Finance USA Inc.	4.500%	5/15/28	500	581
[9]	Amcor Flexibles North America Inc.	3.100%	9/15/26	300	321
	Amcor Flexibles North America Inc.	2.630%	6/19/30	500	512
	Amcor Flexibles North America Inc.	2.690%	5/25/31	500	510
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	500	519
	Barrick Gold Corp.	6.450%	10/15/35	375	518
	Barrick Gold Corp.	5.250%	4/1/42	500	658
	Barrick North America Finance LLC	5.700%	5/30/41	770	1,060
	Barrick North America Finance LLC	5.750%	5/1/43	250	352
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	675	934
[4,9]	Berry Global Inc.	0.950%	2/15/24	1,100	1,102
[4,9]	Berry Global Inc.	1.570%	1/15/26	1,400	1,402
[4,9]	Berry Global Inc.	1.650%	1/15/27	1,000	992
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	475	511
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	150	185
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	850	1,026
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,350	3,193
	Cabot Corp.	3.700%	7/15/22	50	51
	Cabot Corp.	4.000%	7/1/29	240	259
	Carlisle Cos. Inc.	3.750%	11/15/22	175	181
	Carlisle Cos. Inc.	3.500%	12/1/24	150	162
	Carlisle Cos. Inc.	3.750%	12/1/27	650	723
	Carlisle Cos. Inc.	2.750%	3/1/30	675	704
	Celanese US Holdings LLC	3.500%	5/8/24	400	428
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	323
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	1,017
	Dow Chemical Co.	4.550%	11/30/25	750	855
	Dow Chemical Co.	3.625%	5/15/26	800	885
	Dow Chemical Co.	7.375%	11/1/29	125	174
	Dow Chemical Co.	2.100%	11/15/30	750	743
	Dow Chemical Co.	4.250%	10/1/34	550	636
	Dow Chemical Co.	9.400%	5/15/39	960	1,690
	Dow Chemical Co.	5.250%	11/15/41	375	489
	Dow Chemical Co.	4.375%	11/15/42	1,300	1,549
	Dow Chemical Co.	4.625%	10/1/44	400	489
	Dow Chemical Co.	5.550%	11/30/48	1,450	2,035
	Dow Chemical Co.	4.800%	5/15/49	925	1,185
	Dow Chemical Co.	3.600%	11/15/50	750	809
	DuPont de Nemours Inc.	4.205%	11/15/23	2,050	2,219
	DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,705
	DuPont de Nemours Inc.	4.725%	11/15/28	2,225	2,652
	DuPont de Nemours Inc.	5.319%	11/15/38	2,025	2,676

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuPont de Nemours Inc.	5.419%	11/15/48	1,600	2,222
	Eastman Chemical Co.	3.600%	8/15/22	317	326
	Eastman Chemical Co.	3.800%	3/15/25	996	1,088
	Eastman Chemical Co.	4.800%	9/1/42	400	491
	Eastman Chemical Co.	4.650%	10/15/44	850	1,033
	Ecolab Inc.	2.375%	8/10/22	400	408
	Ecolab Inc.	3.250%	1/14/23	393	408
	Ecolab Inc.	2.700%	11/1/26	600	643
	Ecolab Inc.	3.250%	12/1/27	1,400	1,542
	Ecolab Inc.	4.800%	3/24/30	700	858
	Ecolab Inc.	1.300%	1/30/31	500	473
	Ecolab Inc.	5.500%	12/8/41	85	118
	Ecolab Inc.	3.950%	12/1/47	993	1,199
	EI du Pont de Nemours & Co.	1.700%	7/15/25	700	718
	EI du Pont de Nemours & Co.	2.300%	7/15/30	400	410
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	725	811
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	250	270
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	150	174
	FMC Corp.	4.100%	2/1/24	750	803
	FMC Corp.	3.200%	10/1/26	300	323
	FMC Corp.	3.450%	10/1/29	400	436
	FMC Corp.	4.500%	10/1/49	400	486
[4,9]	Georgia-Pacific LLC	0.625%	5/15/24	1,000	997
	Georgia-Pacific LLC	8.875%	5/15/31	700	1,105
	Huntsman International LLC	4.500%	5/1/29	250	284
	Huntsman International LLC	2.950%	6/15/31	300	305
	International Flavors & Fragrances Inc.	3.200%	5/1/23	100	104
	International Flavors & Fragrances Inc.	4.450%	9/26/28	415	480
	International Flavors & Fragrances Inc.	4.375%	6/1/47	550	648
	International Flavors & Fragrances Inc.	5.000%	9/26/48	500	648
	International Paper Co.	3.800%	1/15/26	131	146
	International Paper Co.	5.000%	9/15/35	150	189
	International Paper Co.	7.300%	11/15/39	805	1,257
	International Paper Co.	6.000%	11/15/41	300	428
	International Paper Co.	4.800%	6/15/44	600	765
	International Paper Co.	5.150%	5/15/46	1,325	1,774
	International Paper Co.	4.350%	8/15/48	450	560
	Kinross Gold Corp.	5.950%	3/15/24	400	447
	Kinross Gold Corp.	4.500%	7/15/27	100	114
	Linde Inc.	2.650%	2/5/25	500	530
	Linde Inc.	1.100%	8/10/30	500	470
	Linde Inc.	3.550%	11/7/42	300	346
	Linde Inc.	2.000%	8/10/50	500	427
	LYB International Finance BV	4.000%	7/15/23	284	303
	LYB International Finance BV	5.250%	7/15/43	700	905
	LYB International Finance BV	4.875%	3/15/44	500	623
	LYB International Finance II BV	3.500%	3/2/27	450	491
	LYB International Finance III LLC	2.875%	5/1/25	400	425
	LYB International Finance III LLC	1.250%	10/1/25	2,000	1,998
	LYB International Finance III LLC	3.375%	5/1/30	1,000	1,086
	LYB International Finance III LLC	2.250%	10/1/30	900	899
	LYB International Finance III LLC	3.375%	10/1/40	600	622
	LYB International Finance III LLC	4.200%	10/15/49	560	642
	LYB International Finance III LLC	4.200%	5/1/50	800	918
	LYB International Finance III LLC	3.625%	4/1/51	1,300	1,377
	LYB International Finance III LLC	3.800%	10/1/60	500	528
	LyondellBasell Industries NV	4.625%	2/26/55	910	1,106
[11]	Martin Marietta Materials Inc.	0.650%	7/15/23	169	169
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,150	1,255
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	546
[9]	Martin Marietta Materials Inc.	2.500%	3/15/30	375	381

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Martin Marietta Materials Inc.	2.400%	7/15/31	506	508
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	701
[11]	Martin Marietta Materials Inc.	3.200%	7/15/51	743	742
	Mosaic Co.	3.250%	11/15/22	650	673
	Mosaic Co.	4.250%	11/15/23	1,000	1,074
	Mosaic Co.	4.050%	11/15/27	600	672
	Mosaic Co.	5.450%	11/15/33	100	126
	Mosaic Co.	5.625%	11/15/43	425	556
	NewMarket Corp.	2.700%	3/18/31	500	501
	Newmont Corp.	3.700%	3/15/23	371	388
	Newmont Corp.	2.800%	10/1/29	550	577
	Newmont Corp.	2.250%	10/1/30	1,600	1,599
[9]	Newmont Corp.	5.875%	4/1/35	725	978
	Newmont Corp.	6.250%	10/1/39	500	723
	Newmont Corp.	4.875%	3/15/42	1,450	1,842
	Nucor Corp.	4.125%	9/15/22	200	207
	Nucor Corp.	4.000%	8/1/23	325	346
	Nucor Corp.	2.000%	6/1/25	1,014	1,049
	Nucor Corp.	2.700%	6/1/30	300	313
[4,9]	Nucor Corp.	2.979%	12/15/55	1,400	1,354
	Nutrien Ltd.	3.150%	10/1/22	410	421
	Nutrien Ltd.	1.900%	5/13/23	400	410
	Nutrien Ltd.	3.500%	6/1/23	275	288
	Nutrien Ltd.	3.375%	3/15/25	2,050	2,211
	Nutrien Ltd.	3.000%	4/1/25	250	266
	Nutrien Ltd.	4.000%	12/15/26	500	563
	Nutrien Ltd.	2.950%	5/13/30	1,175	1,240
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,429
	Nutrien Ltd.	5.875%	12/1/36	300	408
	Nutrien Ltd.	5.625%	12/1/40	385	525
	Nutrien Ltd.	4.900%	6/1/43	225	284
	Nutrien Ltd.	5.250%	1/15/45	300	399
	Nutrien Ltd.	5.000%	4/1/49	1,199	1,581
	Packaging Corp. of America	4.500%	11/1/23	640	692
	Packaging Corp. of America	3.650%	9/15/24	500	541
	Packaging Corp. of America	3.400%	12/15/27	400	440
	Packaging Corp. of America	3.000%	12/15/29	950	1,010
	Packaging Corp. of America	4.050%	12/15/49	200	235
	PPG Industries Inc.	2.400%	8/15/24	300	314
	PPG Industries Inc.	1.200%	3/15/26	500	499
	PPG Industries Inc.	2.550%	6/15/30	600	623
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	360	381
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	675	677
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	1,800	1,777
	Rio Tinto Alcan Inc.	6.125%	12/15/33	325	457
	Rio Tinto Alcan Inc.	5.750%	6/1/35	450	622
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	1,700	1,884
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	305
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	774
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,100	1,440
	Rio Tinto Finance USA plc	4.125%	8/21/42	119	145
	Rohm & Haas Co.	7.850%	7/15/29	300	415
	RPM International Inc.	3.450%	11/15/22	250	258
	RPM International Inc.	3.750%	3/15/27	150	165
	RPM International Inc.	4.550%	3/1/29	275	316
	RPM International Inc.	5.250%	6/1/45	75	94
	RPM International Inc.	4.250%	1/15/48	450	495
	Sherwin-Williams Co.	2.750%	6/1/22	75	76
	Sherwin-Williams Co.	3.125%	6/1/24	1,925	2,056
	Sherwin-Williams Co.	3.450%	8/1/25	900	979
	Sherwin-Williams Co.	3.950%	1/15/26	600	666

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sherwin-Williams Co.	3.450%	6/1/27	300	331
	Sherwin-Williams Co.	2.950%	8/15/29	700	752
	Sherwin-Williams Co.	2.300%	5/15/30	500	507
	Sherwin-Williams Co.	4.000%	12/15/42	220	253
	Sherwin-Williams Co.	4.550%	8/1/45	270	334
	Sherwin-Williams Co.	4.500%	6/1/47	1,100	1,378
	Sherwin-Williams Co.	3.800%	8/15/49	1,000	1,149
	Sherwin-Williams Co.	3.300%	5/15/50	1,400	1,486
	Sonoco Products Co.	3.125%	5/1/30	700	748
	Southern Copper Corp.	3.500%	11/8/22	600	622
	Southern Copper Corp.	3.875%	4/23/25	650	708
	Southern Copper Corp.	7.500%	7/27/35	425	617
	Southern Copper Corp.	6.750%	4/16/40	750	1,071
	Southern Copper Corp.	5.875%	4/23/45	2,505	3,501
	Steel Dynamics Inc.	2.800%	12/15/24	725	765
	Steel Dynamics Inc.	2.400%	6/15/25	300	314
	Steel Dynamics Inc.	1.650%	10/15/27	1,300	1,296
	Steel Dynamics Inc.	3.450%	4/15/30	1,275	1,389
	Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,397
	Steel Dynamics Inc.	3.250%	10/15/50	500	499
	Suzano Austria GmbH	6.000%	1/15/29	1,050	1,250
	Suzano Austria GmbH	5.000%	1/15/30	1,200	1,359
	Suzano Austria GmbH	3.750%	1/15/31	1,000	1,047
[11]	Suzano Austria GmbH	3.125%	1/15/32	1,200	1,188
	Teck Resources Ltd.	3.900%	7/15/30	1,000	1,080
	Teck Resources Ltd.	6.125%	10/1/35	1,025	1,323
	Teck Resources Ltd.	6.000%	8/15/40	150	191
	Teck Resources Ltd.	6.250%	7/15/41	800	1,052
	Vale Overseas Ltd.	6.250%	8/10/26	700	841
	Vale Overseas Ltd.	3.750%	7/8/30	1,100	1,170
	Vale Overseas Ltd.	8.250%	1/17/34	375	546
	Vale Overseas Ltd.	6.875%	11/21/36	1,980	2,713
	Vale Overseas Ltd.	6.875%	11/10/39	1,060	1,479
	Vale SA	5.625%	9/11/42	923	1,155
	Vulcan Materials Co.	4.500%	4/1/25	250	279
	Vulcan Materials Co.	3.500%	6/1/30	575	634
	Vulcan Materials Co.	4.500%	6/15/47	1,050	1,273
	Westlake Chemical Corp.	3.375%	6/15/30	500	538
	Westlake Chemical Corp.	5.000%	8/15/46	825	1,044
	Westlake Chemical Corp.	4.375%	11/15/47	435	510
	WestRock MWV LLC	8.200%	1/15/30	475	672
	WestRock MWV LLC	7.950%	2/15/31	275	393
	WRKCo Inc.	3.000%	9/15/24	525	557
	WRKCo Inc.	4.650%	3/15/26	600	688
	WRKCo Inc.	3.375%	9/15/27	1,325	1,446
	WRKCo Inc.	4.000%	3/15/28	800	904
	WRKCo Inc.	3.900%	6/1/28	607	686
	WRKCo Inc.	4.900%	3/15/29	1,325	1,589
	WRKCo Inc.	4.200%	6/1/32	700	811
	WRKCo Inc.	3.000%	6/15/33	1,000	1,049
					177,447
Real Estate (0.39%)
	Agree LP	2.000%	6/15/28	500	496
	Agree LP	2.600%	6/15/33	500	498
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	598	652
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	337
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	200	223
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	396
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	235
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,529	1,599
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	596

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	388	475
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	658
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	500	487
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	3,000	2,839
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	257
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	652
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	491
	American Assets Trust LP	3.375%	2/1/31	500	517
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	225	236
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	250	272
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	100	108
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	300	327
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	500	515
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	250	278
	American Homes 4 Rent LP	4.900%	2/15/29	325	379
[11]	American Homes 4 Rent LP	2.375%	7/15/31	675	665
[11]	American Homes 4 Rent LP	3.375%	7/15/51	500	490
	American Tower Corp.	3.500%	1/31/23	1,075	1,126
	American Tower Corp.	5.000%	2/15/24	1,900	2,107
	American Tower Corp.	3.375%	5/15/24	500	535
	American Tower Corp.	2.950%	1/15/25	885	940
	American Tower Corp.	1.600%	4/15/26	500	505
	American Tower Corp.	3.375%	10/15/26	1,069	1,163
	American Tower Corp.	2.750%	1/15/27	2,709	2,865
	American Tower Corp.	3.125%	1/15/27	575	616
	American Tower Corp.	3.550%	7/15/27	600	659
	American Tower Corp.	3.600%	1/15/28	500	551
	American Tower Corp.	1.500%	1/31/28	1,000	974
	American Tower Corp.	3.800%	8/15/29	1,075	1,199
	American Tower Corp.	2.900%	1/15/30	1,490	1,566
	American Tower Corp.	2.100%	6/15/30	560	551
	American Tower Corp.	1.875%	10/15/30	700	677
	American Tower Corp.	2.700%	4/15/31	500	517
	American Tower Corp.	3.700%	10/15/49	500	542
	American Tower Corp.	3.100%	6/15/50	560	548
	American Tower Corp.	2.950%	1/15/51	500	476
[9]	AvalonBay Communities Inc.	2.850%	3/15/23	200	207
[9]	AvalonBay Communities Inc.	4.200%	12/15/23	865	934
[9]	AvalonBay Communities Inc.	3.500%	11/15/24	1,050	1,137
[9]	AvalonBay Communities Inc.	3.450%	6/1/25	425	464
[9]	AvalonBay Communities Inc.	2.950%	5/11/26	250	269
[9]	AvalonBay Communities Inc.	2.900%	10/15/26	50	54
[9]	AvalonBay Communities Inc.	3.350%	5/15/27	300	329
[9]	AvalonBay Communities Inc.	3.200%	1/15/28	350	380
[9]	AvalonBay Communities Inc.	2.300%	3/1/30	500	512
[9]	AvalonBay Communities Inc.	2.450%	1/15/31	855	880
[9]	AvalonBay Communities Inc.	3.900%	10/15/46	255	298
	Boston Properties LP	3.850%	2/1/23	1,150	1,201
	Boston Properties LP	3.125%	9/1/23	1,375	1,442
	Boston Properties LP	3.800%	2/1/24	2,521	2,698
	Boston Properties LP	3.200%	1/15/25	550	589
	Boston Properties LP	2.750%	10/1/26	475	507
	Boston Properties LP	2.900%	3/15/30	1,000	1,042
	Boston Properties LP	3.250%	1/30/31	600	642
	Boston Properties LP	2.550%	4/1/32	500	503
	Brandywine Operating Partnership LP	3.950%	2/15/23	270	282

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Brandywine Operating Partnership LP	3.950%	11/15/27	1,950	2,120
Brixmor Operating Partnership LP	3.650%	6/15/24	1,300	1,401
Brixmor Operating Partnership LP	3.850%	2/1/25	475	516
Brixmor Operating Partnership LP	4.125%	6/15/26	400	446
Brixmor Operating Partnership LP	3.900%	3/15/27	300	330
Brixmor Operating Partnership LP	2.250%	4/1/28	2,000	2,001
Brixmor Operating Partnership LP	4.125%	5/15/29	1,088	1,220
Brixmor Operating Partnership LP	4.050%	7/1/30	1,400	1,570
Camden Property Trust	2.950%	12/15/22	1,000	1,030
Camden Property Trust	4.100%	10/15/28	250	287
Camden Property Trust	3.150%	7/1/29	100	109
Camden Property Trust	2.800%	5/15/30	1,735	1,838
Camden Property Trust	3.350%	11/1/49	800	874
CBRE Services Inc.	4.875%	3/1/26	625	724
CBRE Services Inc.	2.500%	4/1/31	500	507
CC Holdings GS V LLC	3.849%	4/15/23	1,000	1,059
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	100	108
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	1,125	1,187
Crown Castle International Corp.	3.150%	7/15/23	625	657
Crown Castle International Corp.	3.200%	9/1/24	525	561
Crown Castle International Corp.	1.350%	7/15/25	522	526
Crown Castle International Corp.	4.450%	2/15/26	1,405	1,586
Crown Castle International Corp.	3.700%	6/15/26	1,175	1,293
Crown Castle International Corp.	1.050%	7/15/26	500	489
Crown Castle International Corp.	3.650%	9/1/27	1,190	1,312
Crown Castle International Corp.	3.800%	2/15/28	1,525	1,695
Crown Castle International Corp.	3.100%	11/15/29	400	425
Crown Castle International Corp.	3.300%	7/1/30	1,300	1,396
Crown Castle International Corp.	2.250%	1/15/31	500	493
Crown Castle International Corp.	2.100%	4/1/31	500	488
Crown Castle International Corp.	2.500%	7/15/31	600	604
Crown Castle International Corp.	2.900%	4/1/41	1,500	1,457
Crown Castle International Corp.	4.750%	5/15/47	300	366
Crown Castle International Corp.	5.200%	2/15/49	430	559
Crown Castle International Corp.	4.150%	7/1/50	700	799
Crown Castle International Corp.	3.250%	1/15/51	1,200	1,195
CubeSmart LP	4.375%	12/15/23	500	540
CubeSmart LP	4.000%	11/15/25	160	177
CubeSmart LP	3.125%	9/1/26	425	455
CubeSmart LP	4.375%	2/15/29	150	172
CubeSmart LP	3.000%	2/15/30	500	524
CubeSmart LP	2.000%	2/15/31	300	292
CyrusOne LP	2.900%	11/15/24	1,505	1,589
CyrusOne LP	2.150%	11/1/30	500	477
Digital Realty Trust LP	4.450%	7/15/28	1,350	1,566
Digital Realty Trust LP	3.600%	7/1/29	1,100	1,223
Duke Realty LP	3.625%	4/15/23	275	288
Duke Realty LP	3.750%	12/1/24	202	219
Duke Realty LP	3.250%	6/30/26	1,075	1,167
Duke Realty LP	3.375%	12/15/27	250	275
Duke Realty LP	4.000%	9/15/28	500	570
Duke Realty LP	2.875%	11/15/29	250	264
Duke Realty LP	1.750%	7/1/30	750	722
Duke Realty LP	3.050%	3/1/50	175	173
Equinix Inc.	2.625%	11/18/24	800	842
Equinix Inc.	1.250%	7/15/25	500	501
Equinix Inc.	1.000%	9/15/25	500	496
Equinix Inc.	1.450%	5/15/26	420	422
Equinix Inc.	2.900%	11/18/26	1,250	1,338
Equinix Inc.	1.800%	7/15/27	1,150	1,164
Equinix Inc.	1.550%	3/15/28	116	114

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinix Inc.	2.000%	5/15/28	250	251
	Equinix Inc.	3.200%	11/18/29	1,000	1,075
	Equinix Inc.	2.150%	7/15/30	825	820
	Equinix Inc.	2.500%	5/15/31	850	865
	Equinix Inc.	3.000%	7/15/50	400	384
	Equinix Inc.	2.950%	9/15/51	400	383
	Equinix Inc.	3.400%	2/15/52	400	411
	ERP Operating LP	3.000%	4/15/23	625	650
	ERP Operating LP	3.375%	6/1/25	350	379
	ERP Operating LP	2.850%	11/1/26	1,300	1,391
	ERP Operating LP	3.500%	3/1/28	500	553
	ERP Operating LP	4.150%	12/1/28	300	345
	ERP Operating LP	3.000%	7/1/29	250	269
	ERP Operating LP	2.500%	2/15/30	300	311
	ERP Operating LP	4.500%	7/1/44	550	693
	ERP Operating LP	4.500%	6/1/45	350	437
	Essex Portfolio LP	3.250%	5/1/23	50	52
	Essex Portfolio LP	3.875%	5/1/24	275	296
	Essex Portfolio LP	3.500%	4/1/25	200	217
	Essex Portfolio LP	3.375%	4/15/26	963	1,047
	Essex Portfolio LP	4.000%	3/1/29	280	316
	Essex Portfolio LP	3.000%	1/15/30	405	426
	Essex Portfolio LP	1.650%	1/15/31	877	824
	Essex Portfolio LP	2.650%	3/15/32	455	462
	Essex Portfolio LP	4.500%	3/15/48	1,000	1,215
	Extra Space Storage LP	2.550%	6/1/31	500	503
	Federal Realty Investment Trust	2.750%	6/1/23	325	337
	Federal Realty Investment Trust	3.250%	7/15/27	225	243
	Federal Realty Investment Trust	3.200%	6/15/29	75	81
	Federal Realty Investment Trust	4.500%	12/1/44	825	977
	GLP Capital LP	5.375%	11/1/23	500	546
	GLP Capital LP	3.350%	9/1/24	300	318
	GLP Capital LP	5.250%	6/1/25	625	704
	GLP Capital LP	5.375%	4/15/26	1,100	1,266
	GLP Capital LP	5.750%	6/1/28	100	119
	GLP Capital LP	5.300%	1/15/29	825	963
	GLP Capital LP	4.000%	1/15/30	570	614
	GLP Capital LP	4.000%	1/15/31	800	863
	Healthcare Realty Trust Inc.	3.625%	1/15/28	300	329
	Healthcare Realty Trust Inc.	2.400%	3/15/30	300	302
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	625	687
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	400	446
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	395	419
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	500	484
	Healthpeak Properties Inc.	3.400%	2/1/25	213	229
	Healthpeak Properties Inc.	3.250%	7/15/26	150	163
	Healthpeak Properties Inc.	3.500%	7/15/29	500	553
	Healthpeak Properties Inc.	3.000%	1/15/30	4,000	4,243
	Healthpeak Properties Inc.	2.875%	1/15/31	100	105
	Healthpeak Properties Inc.	6.750%	2/1/41	175	261
	Highwoods Realty LP	4.125%	3/15/28	850	953
	Highwoods Realty LP	3.050%	2/15/30	500	523
	Highwoods Realty LP	2.600%	2/1/31	500	504
[9]	Host Hotels & Resorts LP	3.750%	10/15/23	240	253
[9]	Host Hotels & Resorts LP	4.000%	6/15/25	728	789
[9]	Host Hotels & Resorts LP	3.375%	12/15/29	400	420
[9]	Host Hotels & Resorts LP	3.500%	9/15/30	1,213	1,273
	Hudson Pacific Properties LP	3.950%	11/1/27	250	274
	Hudson Pacific Properties LP	4.650%	4/1/29	200	230
	Hudson Pacific Properties LP	3.250%	1/15/30	240	253
	Kilroy Realty LP	3.800%	1/15/23	250	260

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kilroy Realty LP	3.450%	12/15/24	850	908
Kilroy Realty LP	4.750%	12/15/28	350	406
Kilroy Realty LP	3.050%	2/15/30	1,200	1,254
Kilroy Realty LP	2.500%	11/15/32	500	492
Kimco Realty Corp.	3.125%	6/1/23	550	574
Kimco Realty Corp.	3.300%	2/1/25	500	539
Kimco Realty Corp.	2.800%	10/1/26	1,294	1,373
Kimco Realty Corp.	1.900%	3/1/28	1,000	1,001
Kimco Realty Corp.	2.700%	10/1/30	250	258
Kimco Realty Corp.	4.250%	4/1/45	425	493
Kimco Realty Corp.	4.450%	9/1/47	250	299
Kite Realty Group LP	4.000%	10/1/26	725	782
Lexington Realty Trust	2.700%	9/15/30	500	509
Life Storage LP	3.500%	7/1/26	475	520
Life Storage LP	3.875%	12/15/27	100	112
Life Storage LP	4.000%	6/15/29	125	140
Life Storage LP	2.200%	10/15/30	500	494
Mid-America Apartments LP	4.300%	10/15/23	350	376
Mid-America Apartments LP	3.750%	6/15/24	325	351
Mid-America Apartments LP	3.600%	6/1/27	1,000	1,114
Mid-America Apartments LP	2.750%	3/15/30	295	308
Mid-America Apartments LP	1.700%	2/15/31	900	854
National Health Investors Inc.	3.000%	2/1/31	1,000	969
National Retail Properties Inc.	3.900%	6/15/24	275	297
National Retail Properties Inc.	4.000%	11/15/25	450	499
National Retail Properties Inc.	3.500%	10/15/27	550	595
National Retail Properties Inc.	4.300%	10/15/28	300	341
National Retail Properties Inc.	2.500%	4/15/30	325	331
National Retail Properties Inc.	4.800%	10/15/48	250	311
National Retail Properties Inc.	3.100%	4/15/50	500	486
National Retail Properties Inc.	3.500%	4/15/51	500	522
Office Properties Income Trust	4.000%	7/15/22	275	284
Office Properties Income Trust	4.250%	5/15/24	500	533
Office Properties Income Trust	4.500%	2/1/25	250	272
Office Properties Income Trust	2.650%	6/15/26	500	507
Omega Healthcare Investors Inc.	4.375%	8/1/23	452	482
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	299
Omega Healthcare Investors Inc.	4.500%	1/15/25	281	307
Omega Healthcare Investors Inc.	5.250%	1/15/26	475	542
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	339
Omega Healthcare Investors Inc.	3.625%	10/1/29	2,000	2,139
Omega Healthcare Investors Inc.	3.375%	2/1/31	750	771
Physicians Realty LP	4.300%	3/15/27	290	327
Physicians Realty LP	3.950%	1/15/28	300	329
Piedmont Operating Partnership LP	3.400%	6/1/23	300	312
Piedmont Operating Partnership LP	4.450%	3/15/24	275	297
Piedmont Operating Partnership LP	3.150%	8/15/30	250	254
Prologis LP	2.125%	4/15/27	900	938
Prologis LP	3.875%	9/15/28	300	343
Prologis LP	4.375%	2/1/29	50	59
Prologis LP	2.250%	4/15/30	400	408
Prologis LP	1.250%	10/15/30	1,214	1,143
Prologis LP	1.625%	3/15/31	1,000	964
Prologis LP	4.375%	9/15/48	300	378
Prologis LP	3.000%	4/15/50	510	524
Prologis LP	2.125%	10/15/50	500	427
Public Storage	2.370%	9/15/22	250	256
Public Storage	3.094%	9/15/27	300	329
Public Storage	1.850%	5/1/28	600	605
Public Storage	3.385%	5/1/29	420	466
Public Storage	2.300%	5/1/31	1,000	1,021

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Realty Income Corp.	4.650%	8/1/23	500	538
	Realty Income Corp.	3.875%	7/15/24	250	271
	Realty Income Corp.	3.875%	4/15/25	200	221
	Realty Income Corp.	4.125%	10/15/26	775	879
	Realty Income Corp.	3.000%	1/15/27	525	567
	Realty Income Corp.	3.650%	1/15/28	1,290	1,442
	Realty Income Corp.	3.250%	6/15/29	575	626
	Realty Income Corp.	3.250%	1/15/31	2,000	2,183
	Realty Income Corp.	1.800%	3/15/33	500	477
	Realty Income Corp.	4.650%	3/15/47	820	1,065
	Regency Centers LP	3.600%	2/1/27	340	376
	Regency Centers LP	4.125%	3/15/28	250	281
	Regency Centers LP	2.950%	9/15/29	400	421
	Regency Centers LP	4.400%	2/1/47	400	465
	Sabra Health Care LP	4.800%	6/1/24	240	262
	Sabra Health Care LP	5.125%	8/15/26	100	113
	Simon Property Group LP	2.750%	2/1/23	400	412
	Simon Property Group LP	2.750%	6/1/23	3,400	3,530
	Simon Property Group LP	3.750%	2/1/24	500	536
	Simon Property Group LP	2.000%	9/13/24	595	616
	Simon Property Group LP	3.500%	9/1/25	700	767
	Simon Property Group LP	3.300%	1/15/26	195	212
	Simon Property Group LP	3.250%	11/30/26	300	327
	Simon Property Group LP	3.375%	6/15/27	820	893
	Simon Property Group LP	3.375%	12/1/27	1,000	1,090
	Simon Property Group LP	1.750%	2/1/28	500	498
	Simon Property Group LP	2.450%	9/13/29	1,595	1,641
	Simon Property Group LP	2.650%	7/15/30	500	519
	Simon Property Group LP	2.200%	2/1/31	600	593
	Simon Property Group LP	6.750%	2/1/40	500	746
	Simon Property Group LP	4.750%	3/15/42	350	434
	Simon Property Group LP	4.250%	11/30/46	425	495
	Simon Property Group LP	3.250%	9/13/49	700	709
	Simon Property Group LP	3.800%	7/15/50	1,500	1,658
	SITE Centers Corp.	3.625%	2/1/25	463	489
	SITE Centers Corp.	4.250%	2/1/26	250	272
	SITE Centers Corp.	4.700%	6/1/27	1,000	1,110
	SL Green Operating Partnership LP	3.250%	10/15/22	350	360
	Spirit Realty LP	3.200%	1/15/27	315	336
	Spirit Realty LP	2.100%	3/15/28	1,200	1,196
	Spirit Realty LP	4.000%	7/15/29	245	272
	Spirit Realty LP	3.400%	1/15/30	520	554
	STORE Capital Corp.	4.500%	3/15/28	225	255
	STORE Capital Corp.	4.625%	3/15/29	300	342
	Tanger Properties LP	3.750%	12/1/24	200	213
	Tanger Properties LP	3.125%	9/1/26	375	393
	Tanger Properties LP	3.875%	7/15/27	250	271
[9]	UDR Inc.	2.950%	9/1/26	600	642
[9]	UDR Inc.	3.500%	7/1/27	150	164
[9]	UDR Inc.	3.500%	1/15/28	50	55
[9]	UDR Inc.	3.200%	1/15/30	240	260
[9]	UDR Inc.	2.100%	8/1/32	1,175	1,129
[9]	UDR Inc.	1.900%	3/15/33	1,000	937
	UDR Inc.	3.100%	11/1/34	265	278
	Ventas Realty LP	3.125%	6/15/23	1,240	1,292
	Ventas Realty LP	3.500%	4/15/24	325	348
	Ventas Realty LP	3.750%	5/1/24	200	215
	Ventas Realty LP	2.650%	1/15/25	456	480
	Ventas Realty LP	3.500%	2/1/25	59	64
	Ventas Realty LP	3.850%	4/1/27	275	307
	Ventas Realty LP	3.000%	1/15/30	325	340

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ventas Realty LP	4.750%	11/15/30	450	536
Ventas Realty LP	5.700%	9/30/43	325	430
Ventas Realty LP	4.375%	2/1/45	250	284
Ventas Realty LP	4.875%	4/15/49	650	805
VEREIT Operating Partnership LP	4.600%	2/6/24	375	409
VEREIT Operating Partnership LP	4.625%	11/1/25	738	836
VEREIT Operating Partnership LP	4.875%	6/1/26	350	404
VEREIT Operating Partnership LP	3.950%	8/15/27	475	535
VEREIT Operating Partnership LP	3.400%	1/15/28	1,000	1,090
VEREIT Operating Partnership LP	2.200%	6/15/28	500	508
VEREIT Operating Partnership LP	3.100%	12/15/29	500	535
VEREIT Operating Partnership LP	2.850%	12/15/32	500	523
Vornado Realty LP	3.500%	1/15/25	425	452
Vornado Realty LP	3.400%	6/1/31	500	516
Washington REIT	3.950%	10/15/22	100	103
Weingarten Realty Investors	3.375%	10/15/22	200	206
Weingarten Realty Investors	3.500%	4/15/23	200	209
Weingarten Realty Investors	4.450%	1/15/24	75	81
Welltower Inc.	4.500%	1/15/24	725	786
Welltower Inc.	3.625%	3/15/24	225	242
Welltower Inc.	4.000%	6/1/25	1,264	1,395
Welltower Inc.	4.250%	4/1/26	856	965
Welltower Inc.	2.700%	2/15/27	701	744
Welltower Inc.	4.250%	4/15/28	750	859
Welltower Inc.	4.125%	3/15/29	500	568
Welltower Inc.	3.100%	1/15/30	1,250	1,332
Welltower Inc.	2.750%	1/15/31	500	516
Welltower Inc.	2.800%	6/1/31	700	723
Welltower Inc.	6.500%	3/15/41	200	285
Welltower Inc.	4.950%	9/1/48	400	512
Weyerhaeuser Co.	8.500%	1/15/25	150	187
Weyerhaeuser Co.	4.000%	11/15/29	750	856
Weyerhaeuser Co.	4.000%	4/15/30	800	911
Weyerhaeuser Co.	7.375%	3/15/32	775	1,117
Weyerhaeuser Co.	6.875%	12/15/33	125	173
WP Carey Inc.	4.600%	4/1/24	550	602
WP Carey Inc.	4.000%	2/1/25	200	218
WP Carey Inc.	4.250%	10/1/26	300	337
WP Carey Inc.	3.850%	7/15/29	200	222
WP Carey Inc.	2.250%	4/1/33	1,000	962
				226,296
Technology (0.92%)
Adobe Inc.	1.700%	2/1/23	280	286
Adobe Inc.	1.900%	2/1/25	100	104
Adobe Inc.	3.250%	2/1/25	800	867
Adobe Inc.	2.150%	2/1/27	500	524
Adobe Inc.	2.300%	2/1/30	1,100	1,145
Altera Corp.	4.100%	11/15/23	750	814
Amdocs Ltd.	2.538%	6/15/30	600	601
Analog Devices Inc.	2.875%	6/1/23	1,375	1,431
Analog Devices Inc.	3.125%	12/5/23	400	423
Analog Devices Inc.	2.950%	4/1/25	300	321
Analog Devices Inc.	3.900%	12/15/25	50	56
Analog Devices Inc.	3.500%	12/5/26	500	554
Apple Inc.	2.100%	9/12/22	500	510
Apple Inc.	2.850%	2/23/23	1,634	1,697
Apple Inc.	2.400%	5/3/23	5,790	6,007
Apple Inc.	0.750%	5/11/23	2,500	2,521
Apple Inc.	3.000%	2/9/24	1,375	1,459
Apple Inc.	2.850%	5/11/24	2,500	2,654
Apple Inc.	1.800%	9/11/24	1,500	1,557

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Apple Inc.	2.750%	1/13/25	1,200	1,283
Apple Inc.	1.125%	5/11/25	6,450	6,527
Apple Inc.	0.550%	8/20/25	1,000	989
Apple Inc.	0.700%	2/8/26	2,200	2,176
Apple Inc.	3.250%	2/23/26	3,805	4,178
Apple Inc.	2.450%	8/4/26	500	532
Apple Inc.	2.050%	9/11/26	3,000	3,139
Apple Inc.	3.350%	2/9/27	200	222
Apple Inc.	3.200%	5/11/27	2,700	2,983
Apple Inc.	2.900%	9/12/27	2,531	2,759
Apple Inc.	3.000%	11/13/27	1,025	1,122
Apple Inc.	1.200%	2/8/28	2,200	2,167
Apple Inc.	2.200%	9/11/29	1,425	1,482
Apple Inc.	1.650%	5/11/30	3,000	2,974
Apple Inc.	1.250%	8/20/30	1,000	959
Apple Inc.	1.650%	2/8/31	2,500	2,460
Apple Inc.	4.500%	2/23/36	825	1,042
Apple Inc.	2.375%	2/8/41	1,300	1,265
Apple Inc.	3.850%	5/4/43	3,025	3,600
Apple Inc.	4.450%	5/6/44	625	806
Apple Inc.	3.450%	2/9/45	2,344	2,629
Apple Inc.	4.375%	5/13/45	2,275	2,900
Apple Inc.	4.650%	2/23/46	3,720	4,936
Apple Inc.	3.850%	8/4/46	2,350	2,791
Apple Inc.	4.250%	2/9/47	800	1,007
Apple Inc.	3.750%	9/12/47	1,842	2,162
Apple Inc.	3.750%	11/13/47	1,000	1,172
Apple Inc.	2.950%	9/11/49	1,600	1,659
Apple Inc.	2.650%	5/11/50	1,855	1,818
Apple Inc.	2.400%	8/20/50	1,000	942
Apple Inc.	2.650%	2/8/51	2,700	2,649
Apple Inc.	2.550%	8/20/60	1,500	1,399
Apple Inc.	2.800%	2/8/61	1,600	1,565
Applied Materials Inc.	3.900%	10/1/25	756	844
Applied Materials Inc.	3.300%	4/1/27	1,065	1,178
Applied Materials Inc.	1.750%	6/1/30	350	346
Applied Materials Inc.	5.100%	10/1/35	400	528
Applied Materials Inc.	5.850%	6/15/41	250	368
Applied Materials Inc.	4.350%	4/1/47	1,225	1,561
Applied Materials Inc.	2.750%	6/1/50	550	548
Arrow Electronics Inc.	4.500%	3/1/23	400	421
Arrow Electronics Inc.	3.250%	9/8/24	509	542
Arrow Electronics Inc.	4.000%	4/1/25	300	326
Arrow Electronics Inc.	3.875%	1/12/28	250	280
Autodesk Inc.	3.600%	12/15/22	100	104
Autodesk Inc.	4.375%	6/15/25	250	279
Autodesk Inc.	3.500%	6/15/27	375	413
Autodesk Inc.	2.850%	1/15/30	360	380
Automatic Data Processing Inc.	3.375%	9/15/25	825	905
Automatic Data Processing Inc.	1.700%	5/15/28	900	907
Automatic Data Processing Inc.	1.250%	9/1/30	1,300	1,242
Avnet Inc.	4.875%	12/1/22	400	423
Avnet Inc.	4.625%	4/15/26	450	507
Avnet Inc.	3.000%	5/15/31	200	200
Broadcom Corp.	3.875%	1/15/27	3,150	3,481
Broadcom Corp.	3.500%	1/15/28	1,000	1,097
Broadcom Inc.	2.250%	11/15/23	700	724
Broadcom Inc.	4.700%	4/15/25	1,600	1,801
Broadcom Inc.	3.150%	11/15/25	1,233	1,323
Broadcom Inc.	4.250%	4/15/26	3,600	4,037
Broadcom Inc.	3.459%	9/15/26	1,588	1,728

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,9]	Broadcom Inc.	1.950%	2/15/28	600	600
	Broadcom Inc.	4.110%	9/15/28	1,865	2,097
	Broadcom Inc.	4.750%	4/15/29	2,325	2,705
	Broadcom Inc.	5.000%	4/15/30	1,700	2,009
	Broadcom Inc.	4.150%	11/15/30	2,000	2,244
[4,9]	Broadcom Inc.	2.450%	2/15/31	2,200	2,165
	Broadcom Inc.	4.300%	11/15/32	1,500	1,708
[4,9]	Broadcom Inc.	2.600%	2/15/33	1,500	1,470
[4,9]	Broadcom Inc.	3.419%	4/15/33	2,692	2,838
[4,9]	Broadcom Inc.	3.469%	4/15/34	1,402	1,484
[4,9]	Broadcom Inc.	3.500%	2/15/41	2,000	2,052
[4,9]	Broadcom Inc.	3.750%	2/15/51	1,500	1,568
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	351
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	396
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	900	917
	Cadence Design Systems Inc.	4.375%	10/15/24	279	307
	Cintas Corp. No. 2	3.700%	4/1/27	825	923
	Cisco Systems Inc.	2.600%	2/28/23	250	260
	Cisco Systems Inc.	2.200%	9/20/23	500	519
	Cisco Systems Inc.	3.625%	3/4/24	2,000	2,164
	Cisco Systems Inc.	2.950%	2/28/26	1,550	1,687
	Cisco Systems Inc.	2.500%	9/20/26	1,350	1,448
	Cisco Systems Inc.	5.900%	2/15/39	1,400	2,038
	Cisco Systems Inc.	5.500%	1/15/40	1,275	1,804
	Citrix Systems Inc.	1.250%	3/1/26	500	494
	Citrix Systems Inc.	4.500%	12/1/27	800	908
	Citrix Systems Inc.	3.300%	3/1/30	300	316
	Corning Inc.	4.700%	3/15/37	750	895
	Corning Inc.	5.750%	8/15/40	665	903
	Corning Inc.	4.750%	3/15/42	300	375
	Corning Inc.	4.375%	11/15/57	775	924
	Corning Inc.	5.850%	11/15/68	400	577
	Corning Inc.	5.450%	11/15/79	700	978
	Dell International LLC	5.450%	6/15/23	3,850	4,176
	Dell International LLC	4.000%	7/15/24	1,625	1,766
	Dell International LLC	5.850%	7/15/25	700	822
	Dell International LLC	6.020%	6/15/26	4,500	5,397
	Dell International LLC	4.900%	10/1/26	1,000	1,154
	Dell International LLC	6.100%	7/15/27	800	980
	Dell International LLC	5.300%	10/1/29	1,650	1,990
	Dell International LLC	6.200%	7/15/30	1,675	2,154
	Dell International LLC	8.100%	7/15/36	1,800	2,753
	Dell International LLC	8.350%	7/15/46	2,308	3,776
	DXC Technology Co.	4.250%	4/15/24	1,050	1,137
	DXC Technology Co.	4.125%	4/15/25	4,470	4,912
	Equifax Inc.	3.950%	6/15/23	225	239
	Equifax Inc.	2.600%	12/1/24	200	211
	Equifax Inc.	2.600%	12/15/25	375	395
	Equifax Inc.	3.100%	5/15/30	445	479
	Fidelity National Information Services Inc.	0.375%	3/1/23	500	500
	Fidelity National Information Services Inc.	0.600%	3/1/24	500	499
	Fidelity National Information Services Inc.	1.150%	3/1/26	1,100	1,091
	Fidelity National Information Services Inc.	1.650%	3/1/28	700	696
	Fidelity National Information Services Inc.	3.750%	5/21/29	250	282
	Fidelity National Information Services Inc.	2.250%	3/1/31	1,000	998
	Fidelity National Information Services Inc.	3.100%	3/1/41	700	719
	Fiserv Inc.	3.800%	10/1/23	1,000	1,070
	Fiserv Inc.	2.750%	7/1/24	2,400	2,531
	Fiserv Inc.	3.850%	6/1/25	2,267	2,494
	Fiserv Inc.	3.200%	7/1/26	2,100	2,275
	Fiserv Inc.	2.250%	6/1/27	1,550	1,608

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fiserv Inc.	4.200%	10/1/28	800	920
	Fiserv Inc.	3.500%	7/1/29	2,505	2,758
	Fiserv Inc.	2.650%	6/1/30	1,900	1,967
	Fiserv Inc.	4.400%	7/1/49	1,650	1,988
	Flex Ltd.	5.000%	2/15/23	500	533
	Flex Ltd.	4.750%	6/15/25	25	28
	Flex Ltd.	4.875%	6/15/29	200	231
	FLIR Systems Inc.	2.500%	8/1/30	500	503
	Fortinet Inc.	1.000%	3/15/26	500	495
	Fortinet Inc.	2.200%	3/15/31	500	499
	Harman International Industries Inc.	4.150%	5/15/25	351	388
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,451	1,514
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	300	309
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	900	974
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	2,000	2,034
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	800	889
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	1,600	1,822
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	440	445
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	950	1,289
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,350	1,823
	HP Inc.	4.050%	9/15/22	401	418
	HP Inc.	2.200%	6/17/25	1,925	1,998
[4,9]	HP Inc.	1.450%	6/17/26	900	895
	HP Inc.	3.000%	6/17/27	2,500	2,679
	HP Inc.	3.400%	6/17/30	1,500	1,607
[4,9]	HP Inc.	2.650%	6/17/31	900	901
	HP Inc.	6.000%	9/15/41	610	802
	Hubbell Inc.	3.350%	3/1/26	300	324
	Hubbell Inc.	3.150%	8/15/27	275	295
	Hubbell Inc.	3.500%	2/15/28	400	439
	IHS Markit Ltd.	3.625%	5/1/24	1,900	2,040
	IHS Markit Ltd.	4.750%	8/1/28	800	942
	IHS Markit Ltd.	4.250%	5/1/29	400	462
	Intel Corp.	3.100%	7/29/22	625	645
	Intel Corp.	2.700%	12/15/22	768	796
	Intel Corp.	2.875%	5/11/24	2,675	2,844
	Intel Corp.	3.400%	3/25/25	1,050	1,146
	Intel Corp.	3.700%	7/29/25	2,005	2,216
	Intel Corp.	2.600%	5/19/26	1,140	1,219
	Intel Corp.	3.750%	3/25/27	1,750	1,977
	Intel Corp.	2.450%	11/15/29	1,400	1,475
	Intel Corp.	3.900%	3/25/30	1,240	1,442
	Intel Corp.	4.000%	12/15/32	1,125	1,355
	Intel Corp.	4.600%	3/25/40	1,000	1,266
	Intel Corp.	4.800%	10/1/41	665	866
	Intel Corp.	4.100%	5/19/46	1,350	1,622
	Intel Corp.	4.100%	5/11/47	800	960
	Intel Corp.	3.734%	12/8/47	2,200	2,510
	Intel Corp.	3.250%	11/15/49	1,544	1,646
	Intel Corp.	4.750%	3/25/50	2,185	2,901
	Intel Corp.	3.100%	2/15/60	600	613
	Intel Corp.	4.950%	3/25/60	855	1,208
	International Business Machines Corp.	1.875%	8/1/22	1,900	1,932
	International Business Machines Corp.	2.875%	11/9/22	1,150	1,190
	International Business Machines Corp.	3.375%	8/1/23	1,100	1,168
	International Business Machines Corp.	3.625%	2/12/24	1,400	1,508
	International Business Machines Corp.	3.000%	5/15/24	2,500	2,664
	International Business Machines Corp.	3.450%	2/19/26	900	994
	International Business Machines Corp.	3.300%	5/15/26	2,365	2,601
	International Business Machines Corp.	1.700%	5/15/27	3,300	3,343
	International Business Machines Corp.	3.500%	5/15/29	2,900	3,247

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	1.950%	5/15/30	2,000	1,998
	International Business Machines Corp.	4.150%	5/15/39	1,350	1,604
	International Business Machines Corp.	5.600%	11/30/39	514	719
	International Business Machines Corp.	2.850%	5/15/40	1,970	1,992
	International Business Machines Corp.	4.000%	6/20/42	730	855
	International Business Machines Corp.	4.250%	5/15/49	2,800	3,463
	International Business Machines Corp.	2.950%	5/15/50	970	973
	Intuit Inc.	0.650%	7/15/23	300	302
	Intuit Inc.	0.950%	7/15/25	650	651
	Intuit Inc.	1.350%	7/15/27	400	400
	Intuit Inc.	1.650%	7/15/30	400	394
	Jabil Inc.	3.950%	1/12/28	400	445
	Jabil Inc.	3.600%	1/15/30	500	541
	Jabil Inc.	3.000%	1/15/31	450	463
	Juniper Networks Inc.	1.200%	12/10/25	500	499
	Juniper Networks Inc.	3.750%	8/15/29	500	557
	Juniper Networks Inc.	2.000%	12/10/30	500	480
	Juniper Networks Inc.	5.950%	3/15/41	150	200
	KLA Corp.	4.650%	11/1/24	825	921
	KLA Corp.	4.100%	3/15/29	300	346
	KLA Corp.	5.000%	3/15/49	800	1,080
	KLA Corp.	3.300%	3/1/50	700	744
	Lam Research Corp.	3.800%	3/15/25	501	551
	Lam Research Corp.	3.750%	3/15/26	600	672
	Lam Research Corp.	4.000%	3/15/29	800	930
	Lam Research Corp.	1.900%	6/15/30	600	602
	Lam Research Corp.	4.875%	3/15/49	500	677
	Lam Research Corp.	2.875%	6/15/50	500	506
	Lam Research Corp.	3.125%	6/15/60	400	417
	Legrand France SA	8.500%	2/15/25	300	379
	Leidos Inc.	2.950%	5/15/23	375	390
	Leidos Inc.	3.625%	5/15/25	355	386
	Leidos Inc.	4.375%	5/15/30	1,200	1,361
	Leidos Inc.	2.300%	2/15/31	800	784
[4,9]	Marvell Technology Inc.	4.200%	6/22/23	425	452
[4,9]	Marvell Technology Inc.	2.450%	4/15/28	400	408
[4,9]	Marvell Technology Inc.	4.875%	6/22/28	300	347
[4,9]	Marvell Technology Inc.	2.950%	4/15/31	300	311
	Maxim Integrated Products Inc.	3.375%	3/15/23	400	417
	Maxim Integrated Products Inc.	3.450%	6/15/27	250	276
	Microchip Technology Inc.	4.333%	6/1/23	500	533
	Micron Technology Inc.	2.497%	4/24/23	1,000	1,033
	Micron Technology Inc.	4.640%	2/6/24	275	301
	Micron Technology Inc.	4.975%	2/6/26	275	316
	Micron Technology Inc.	4.185%	2/15/27	750	847
	Micron Technology Inc.	5.327%	2/6/29	575	695
	Micron Technology Inc.	4.663%	2/15/30	300	349
	Microsoft Corp.	2.650%	11/3/22	1,000	1,028
	Microsoft Corp.	2.375%	5/1/23	250	258
	Microsoft Corp.	2.000%	8/8/23	1,900	1,962
	Microsoft Corp.	2.875%	2/6/24	2,213	2,342
	Microsoft Corp.	3.125%	11/3/25	2,270	2,477
	Microsoft Corp.	2.400%	8/8/26	3,700	3,943
	Microsoft Corp.	3.300%	2/6/27	3,800	4,229
	Microsoft Corp.	3.500%	2/12/35	1,325	1,536
	Microsoft Corp.	3.450%	8/8/36	2,450	2,831
	Microsoft Corp.	4.100%	2/6/37	1,075	1,326
	Microsoft Corp.	3.700%	8/8/46	4,024	4,859
	Microsoft Corp.	2.525%	6/1/50	6,365	6,255
	Microsoft Corp.	2.921%	3/17/52	7,076	7,506
	Microsoft Corp.	2.675%	6/1/60	3,407	3,392

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	3.041%	3/17/62	3,671	3,925
	Moody's Corp.	4.500%	9/1/22	335	347
	Moody's Corp.	4.875%	2/15/24	425	467
	Moody's Corp.	3.250%	1/15/28	300	329
	Moody's Corp.	4.875%	12/17/48	300	395
	Moody's Corp.	3.250%	5/20/50	250	262
	Moody's Corp.	2.550%	8/18/60	500	444
	Motorola Solutions Inc.	4.000%	9/1/24	300	328
	Motorola Solutions Inc.	4.600%	2/23/28	550	641
	Motorola Solutions Inc.	4.600%	5/23/29	500	583
	Motorola Solutions Inc.	2.300%	11/15/30	1,000	984
	Motorola Solutions Inc.	2.750%	5/24/31	500	510
	Motorola Solutions Inc.	5.500%	9/1/44	300	392
	NetApp Inc.	3.300%	9/29/24	300	321
	NetApp Inc.	1.875%	6/22/25	500	514
	NetApp Inc.	2.375%	6/22/27	400	420
	NetApp Inc.	2.700%	6/22/30	600	626
	NVIDIA Corp.	0.309%	6/15/23	1,000	1,000
	NVIDIA Corp.	0.584%	6/14/24	1,000	1,001
	NVIDIA Corp.	3.200%	9/16/26	1,764	1,941
	NVIDIA Corp.	1.550%	6/15/28	1,000	996
	NVIDIA Corp.	2.850%	4/1/30	1,150	1,245
	NVIDIA Corp.	2.000%	6/15/31	1,000	1,001
	NVIDIA Corp.	3.500%	4/1/40	1,700	1,927
	NVIDIA Corp.	3.500%	4/1/50	1,465	1,657
	NVIDIA Corp.	3.700%	4/1/60	350	415
[4,9]	NXP BV	4.875%	3/1/24	800	881
[4,9]	NXP BV	5.350%	3/1/26	787	918
[4,9]	NXP BV	3.875%	6/18/26	300	332
[4,9]	NXP BV	3.150%	5/1/27	930	996
[4,9]	NXP BV	5.550%	12/1/28	675	828
[4,9]	NXP BV	4.300%	6/18/29	750	861
[4,9]	NXP BV	3.400%	5/1/30	1,100	1,199
[4,9]	NXP BV	2.500%	5/11/31	900	913
[4,9]	NXP BV	3.250%	5/11/41	900	923
	Oracle Corp.	2.500%	10/15/22	2,000	2,053
	Oracle Corp.	2.400%	9/15/23	1,720	1,784
	Oracle Corp.	3.400%	7/8/24	1,100	1,179
	Oracle Corp.	2.950%	11/15/24	2,510	2,674
	Oracle Corp.	2.500%	4/1/25	4,156	4,366
	Oracle Corp.	2.950%	5/15/25	3,000	3,195
	Oracle Corp.	1.650%	3/25/26	2,500	2,535
	Oracle Corp.	2.650%	7/15/26	5,000	5,277
	Oracle Corp.	2.800%	4/1/27	4,450	4,718
	Oracle Corp.	2.300%	3/25/28	1,700	1,746
	Oracle Corp.	2.950%	4/1/30	3,950	4,163
	Oracle Corp.	2.875%	3/25/31	3,000	3,124
	Oracle Corp.	4.300%	7/8/34	1,350	1,568
	Oracle Corp.	3.900%	5/15/35	1,375	1,539
	Oracle Corp.	3.850%	7/15/36	1,180	1,304
	Oracle Corp.	3.800%	11/15/37	1,425	1,562
	Oracle Corp.	6.125%	7/8/39	500	692
	Oracle Corp.	3.600%	4/1/40	5,900	6,224
	Oracle Corp.	5.375%	7/15/40	2,160	2,799
	Oracle Corp.	3.650%	3/25/41	2,550	2,708
	Oracle Corp.	4.500%	7/8/44	685	800
	Oracle Corp.	4.125%	5/15/45	1,825	2,032
	Oracle Corp.	4.000%	7/15/46	3,340	3,629
	Oracle Corp.	4.000%	11/15/47	1,875	2,044
	Oracle Corp.	3.600%	4/1/50	3,600	3,699
	Oracle Corp.	3.950%	3/25/51	3,000	3,278

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	4.375%	5/15/55	650	754
	Oracle Corp.	3.850%	4/1/60	3,000	3,176
	Oracle Corp.	4.100%	3/25/61	1,300	1,441
	QUALCOMM Inc.	2.600%	1/30/23	375	388
	QUALCOMM Inc.	2.900%	5/20/24	612	650
	QUALCOMM Inc.	3.450%	5/20/25	1,115	1,224
	QUALCOMM Inc.	3.250%	5/20/27	1,150	1,270
	QUALCOMM Inc.	1.300%	5/20/28	2,947	2,884
	QUALCOMM Inc.	2.150%	5/20/30	1,400	1,433
	QUALCOMM Inc.	1.650%	5/20/32	1,931	1,846
	QUALCOMM Inc.	4.650%	5/20/35	800	1,015
	QUALCOMM Inc.	4.800%	5/20/45	1,000	1,329
	QUALCOMM Inc.	4.300%	5/20/47	1,375	1,731
	QUALCOMM Inc.	3.250%	5/20/50	500	539
	Quanta Services Inc.	2.900%	10/1/30	800	830
	RELX Capital Inc.	3.500%	3/16/23	575	603
	RELX Capital Inc.	4.000%	3/18/29	800	909
	RELX Capital Inc.	3.000%	5/22/30	500	534
	Roper Technologies Inc.	2.350%	9/15/24	500	524
	Roper Technologies Inc.	1.000%	9/15/25	500	497
	Roper Technologies Inc.	3.850%	12/15/25	250	277
	Roper Technologies Inc.	3.800%	12/15/26	600	670
	Roper Technologies Inc.	1.400%	9/15/27	2,000	1,969
	Roper Technologies Inc.	4.200%	9/15/28	650	748
	Roper Technologies Inc.	2.950%	9/15/29	475	508
	Roper Technologies Inc.	2.000%	6/30/30	1,275	1,257
	Roper Technologies Inc.	1.750%	2/15/31	2,000	1,923
	S&P Global Inc.	4.000%	6/15/25	550	612
	S&P Global Inc.	2.500%	12/1/29	375	394
	S&P Global Inc.	1.250%	8/15/30	500	474
	S&P Global Inc.	3.250%	12/1/49	1,050	1,131
	S&P Global Inc.	2.300%	8/15/60	1,000	859
	salesforce.com Inc.	3.250%	4/11/23	825	866
	salesforce.com Inc.	3.700%	4/11/28	1,275	1,452
[11]	salesforce.com Inc.	1.500%	7/15/28	465	465
[11]	salesforce.com Inc.	1.950%	7/15/31	600	601
[11]	salesforce.com Inc.	2.700%	7/15/41	500	503
[11]	salesforce.com Inc.	2.900%	7/15/51	900	909
[11]	salesforce.com Inc.	3.050%	7/15/61	500	508
	ServiceNow Inc.	1.400%	9/1/30	1,200	1,126
	Skyworks Solutions Inc.	1.800%	6/1/26	500	507
	Skyworks Solutions Inc.	3.000%	6/1/31	500	512
	Texas Instruments Inc.	2.625%	5/15/24	225	237
	Texas Instruments Inc.	1.375%	3/12/25	1,900	1,940
	Texas Instruments Inc.	2.900%	11/3/27	400	436
	Texas Instruments Inc.	2.250%	9/4/29	1,100	1,145
	Texas Instruments Inc.	1.750%	5/4/30	560	557
	Texas Instruments Inc.	3.875%	3/15/39	600	720
	Texas Instruments Inc.	4.150%	5/15/48	1,225	1,553
	Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,355
	Verisk Analytics Inc.	4.000%	6/15/25	125	138
	Verisk Analytics Inc.	4.125%	3/15/29	900	1,023
	Verisk Analytics Inc.	5.500%	6/15/45	600	809
	Verisk Analytics Inc.	3.625%	5/15/50	600	642
	VMware Inc.	2.950%	8/21/22	1,410	1,447
	VMware Inc.	4.500%	5/15/25	2,086	2,331
	VMware Inc.	4.650%	5/15/27	1,200	1,377
	VMware Inc.	3.900%	8/21/27	1,050	1,167
	VMware Inc.	4.700%	5/15/30	610	722
	Xilinx Inc.	2.950%	6/1/24	1,000	1,058

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xilinx Inc.	2.375%	6/1/30	550	559
					531,900
Utilities (0.89%)
	AEP Texas Inc.	2.400%	10/1/22	300	307
	AEP Texas Inc.	3.950%	6/1/28	400	451
	AEP Texas Inc.	3.800%	10/1/47	250	273
[9]	AEP Texas Inc.	3.450%	1/15/50	2,379	2,467
	AEP Transmission Co. LLC	3.100%	12/1/26	200	217
	AEP Transmission Co. LLC	4.000%	12/1/46	325	383
	AEP Transmission Co. LLC	3.750%	12/1/47	450	515
	AEP Transmission Co. LLC	4.250%	9/15/48	325	400
	AEP Transmission Co. LLC	3.800%	6/15/49	270	313
	AEP Transmission Co. LLC	3.150%	9/15/49	70	73
[9]	AEP Transmission Co. LLC	3.650%	4/1/50	300	341
[4,9]	AES Corp.	1.375%	1/15/26	2,900	2,871
[4,9]	AES Corp.	2.450%	1/15/31	800	792
[9]	Alabama Power Co.	3.550%	12/1/23	700	751
[9]	Alabama Power Co.	1.450%	9/15/30	500	478
	Alabama Power Co.	6.000%	3/1/39	100	142
	Alabama Power Co.	3.850%	12/1/42	125	143
	Alabama Power Co.	4.150%	8/15/44	300	362
	Alabama Power Co.	3.750%	3/1/45	570	650
	Alabama Power Co.	4.300%	1/2/46	300	367
[9]	Alabama Power Co.	3.700%	12/1/47	325	369
	Alabama Power Co.	3.450%	10/1/49	3,750	4,098
	Alabama Power Co.	3.125%	7/15/51	1,800	1,846
	Ameren Corp.	2.500%	9/15/24	1,250	1,317
	Ameren Corp.	3.650%	2/15/26	440	483
	Ameren Corp.	1.750%	3/15/28	500	496
	Ameren Corp.	3.500%	1/15/31	680	745
	Ameren Illinois Co.	2.700%	9/1/22	250	255
	Ameren Illinois Co.	3.250%	3/1/25	275	296
	Ameren Illinois Co.	3.800%	5/15/28	350	396
	Ameren Illinois Co.	1.550%	11/15/30	500	481
	Ameren Illinois Co.	4.150%	3/15/46	475	577
	Ameren Illinois Co.	3.700%	12/1/47	350	400
	Ameren Illinois Co.	3.250%	3/15/50	240	259
	Ameren Illinois Co.	2.900%	6/15/51	500	505
[9]	American Electric Power Co. Inc.	0.750%	11/1/23	1,000	1,001
[9]	American Electric Power Co. Inc.	1.000%	11/1/25	500	496
[9]	American Electric Power Co. Inc.	4.300%	12/1/28	500	576
	American Electric Power Co. Inc.	3.250%	3/1/50	500	499
	American Water Capital Corp.	3.850%	3/1/24	1,545	1,664
	American Water Capital Corp.	3.400%	3/1/25	450	489
	American Water Capital Corp.	2.950%	9/1/27	1,225	1,323
	American Water Capital Corp.	3.450%	6/1/29	2,000	2,219
	American Water Capital Corp.	2.800%	5/1/30	200	212
	American Water Capital Corp.	2.300%	6/1/31	300	305
	American Water Capital Corp.	6.593%	10/15/37	700	1,037
	American Water Capital Corp.	4.300%	12/1/42	125	153
	American Water Capital Corp.	4.000%	12/1/46	500	584
	American Water Capital Corp.	3.750%	9/1/47	475	536
	American Water Capital Corp.	4.200%	9/1/48	450	547
	American Water Capital Corp.	4.150%	6/1/49	400	483
	American Water Capital Corp.	3.450%	5/1/50	500	541
	American Water Capital Corp.	3.250%	6/1/51	500	523
	Appalachian Power Co.	3.400%	6/1/25	400	433
[9]	Appalachian Power Co.	2.700%	4/1/31	500	517
	Appalachian Power Co.	7.000%	4/1/38	260	389
	Appalachian Power Co.	4.400%	5/15/44	575	681
[9]	Appalachian Power Co.	4.500%	3/1/49	900	1,103

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Appalachian Power Co.	3.700%	5/1/50	300	330
	Arizona Public Service Co.	3.150%	5/15/25	500	537
	Arizona Public Service Co.	2.950%	9/15/27	300	325
	Arizona Public Service Co.	2.600%	8/15/29	500	524
	Arizona Public Service Co.	5.050%	9/1/41	525	684
	Arizona Public Service Co.	4.500%	4/1/42	325	398
	Arizona Public Service Co.	4.350%	11/15/45	350	426
	Arizona Public Service Co.	3.750%	5/15/46	895	1,011
	Arizona Public Service Co.	3.350%	5/15/50	300	320
	Atlantic City Electric Co.	2.300%	3/15/31	500	507
	Atmos Energy Corp.	0.625%	3/9/23	500	500
	Atmos Energy Corp.	3.000%	6/15/27	375	405
	Atmos Energy Corp.	2.625%	9/15/29	150	157
	Atmos Energy Corp.	1.500%	1/15/31	1,000	948
	Atmos Energy Corp.	5.500%	6/15/41	800	1,073
	Atmos Energy Corp.	4.150%	1/15/43	75	88
	Atmos Energy Corp.	4.125%	3/15/49	900	1,084
	Atmos Energy Corp.	3.375%	9/15/49	720	775
	Avangrid Inc.	3.150%	12/1/24	957	1,025
	Avangrid Inc.	3.800%	6/1/29	600	678
	Avista Corp.	4.350%	6/1/48	300	376
	Baltimore Gas & Electric Co.	3.350%	7/1/23	900	945
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	237
	Baltimore Gas & Electric Co.	6.350%	10/1/36	725	1,044
[9]	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	288
	Baltimore Gas & Electric Co.	2.900%	6/15/50	300	300
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	150	155
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	250	267
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	250	270
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	1,250	1,388
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	1,000	1,099
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	2,000	2,267
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	500	481
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,409
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	620
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,050	1,387
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	705	864
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	284
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	850	1,063
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,750	2,148
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	500	485
	Black Hills Corp.	4.250%	11/30/23	500	537
	Black Hills Corp.	3.950%	1/15/26	250	275
	Black Hills Corp.	3.150%	1/15/27	325	346
	Black Hills Corp.	3.050%	10/15/29	170	181
	Black Hills Corp.	4.350%	5/1/33	350	408
	Black Hills Corp.	4.200%	9/15/46	250	281
	Black Hills Corp.	3.875%	10/15/49	240	259
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	254
[9]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	158
[9]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	500	513
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	788
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	388
[9]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	600	749
[9]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	200	202
[9]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	700	771
	CenterPoint Energy Inc.	2.500%	9/1/22	500	511
	CenterPoint Energy Inc.	3.850%	2/1/24	250	269
	CenterPoint Energy Inc.	2.500%	9/1/24	900	942
	CenterPoint Energy Inc.	1.450%	6/1/26	500	501
	CenterPoint Energy Inc.	4.250%	11/1/28	375	430

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Inc.	2.950%	3/1/30	1,050	1,107
	CenterPoint Energy Inc.	2.650%	6/1/31	500	510
	CenterPoint Energy Inc.	3.700%	9/1/49	300	322
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	250	263
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	506
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	500	480
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	513
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	289
	Cleco Corporate Holdings LLC	3.743%	5/1/26	425	465
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	328
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,275	1,452
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	413
	CMS Energy Corp.	3.000%	5/15/26	300	322
	CMS Energy Corp.	3.450%	8/15/27	300	332
	CMS Energy Corp.	4.875%	3/1/44	275	351
[9]	CMS Energy Corp.	4.750%	6/1/50	400	446
	CMS Energy Corp.	3.750%	12/1/50	500	508
[9]	Commonwealth Edison Co.	2.950%	8/15/27	275	297
	Commonwealth Edison Co.	5.900%	3/15/36	500	708
	Commonwealth Edison Co.	6.450%	1/15/38	750	1,098
	Commonwealth Edison Co.	4.700%	1/15/44	825	1,057
	Commonwealth Edison Co.	3.700%	3/1/45	625	714
	Commonwealth Edison Co.	4.350%	11/15/45	900	1,118
	Commonwealth Edison Co.	3.650%	6/15/46	1,000	1,133
[9]	Commonwealth Edison Co.	3.750%	8/15/47	500	579
	Commonwealth Edison Co.	4.000%	3/1/48	775	929
	Commonwealth Edison Co.	4.000%	3/1/49	700	839
[9]	Commonwealth Edison Co.	3.200%	11/15/49	250	264
	Commonwealth Edison Co.	3.000%	3/1/50	500	514
	Connecticut Light & Power Co.	2.500%	1/15/23	1,310	1,345
[9]	Connecticut Light & Power Co.	0.750%	12/1/25	500	494
[9]	Connecticut Light & Power Co.	3.200%	3/15/27	250	275
[9]	Connecticut Light & Power Co.	2.050%	7/1/31	300	302
	Connecticut Light & Power Co.	4.300%	4/15/44	375	465
[9]	Connecticut Light & Power Co.	4.150%	6/1/45	75	92
	Connecticut Light & Power Co.	4.000%	4/1/48	625	757
[9]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	298
[9]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	2,000	2,202
[9]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	380
[9]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,149
[9]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	417
[9]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	589
[9]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	600	796
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	1,286
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	618
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	734
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	475	575
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,840	2,042
[9]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	842
[9]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	600	745
[9]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,800	2,047
[9]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	88
[9]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	423
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	607
[9]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	1,000	925
	Consumers Energy Co.	0.350%	6/1/23	1,000	998
	Consumers Energy Co.	3.375%	8/15/23	225	238
	Consumers Energy Co.	3.800%	11/15/28	250	284
	Consumers Energy Co.	3.950%	5/15/43	600	708
	Consumers Energy Co.	3.250%	8/15/46	550	593
	Consumers Energy Co.	3.950%	7/15/47	500	597

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consumers Energy Co.	4.050%	5/15/48	500	611
	Consumers Energy Co.	4.350%	4/15/49	530	677
	Consumers Energy Co.	3.100%	8/15/50	567	600
	Consumers Energy Co.	3.500%	8/1/51	850	964
	Consumers Energy Co.	2.500%	5/1/60	450	408
	Delmarva Power & Light Co.	3.500%	11/15/23	125	133
	Delmarva Power & Light Co.	4.150%	5/15/45	600	716
[9]	Dominion Energy Inc.	2.750%	9/15/22	100	102
	Dominion Energy Inc.	3.071%	8/15/24	500	530
	Dominion Energy Inc.	3.900%	10/1/25	425	470
[9]	Dominion Energy Inc.	1.450%	4/15/26	500	504
[9]	Dominion Energy Inc.	2.850%	8/15/26	500	533
	Dominion Energy Inc.	4.250%	6/1/28	200	230
[9]	Dominion Energy Inc.	3.375%	4/1/30	2,300	2,508
[9]	Dominion Energy Inc.	6.300%	3/15/33	500	672
[9]	Dominion Energy Inc.	5.250%	8/1/33	200	251
	Dominion Energy Inc.	7.000%	6/15/38	300	445
[9]	Dominion Energy Inc.	3.300%	4/15/41	500	525
[9]	Dominion Energy Inc.	4.900%	8/1/41	890	1,126
[9]	Dominion Energy Inc.	4.050%	9/15/42	400	457
[9]	Dominion Energy Inc.	4.600%	3/15/49	500	629
[9]	Dominion Energy Inc.	5.750%	10/1/54	375	409
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	375	524
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	638
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	343
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,425	1,829
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	616
	DTE Electric Co.	3.650%	3/15/24	825	886
	DTE Electric Co.	3.375%	3/1/25	150	162
[9]	DTE Electric Co.	1.900%	4/1/28	500	509
	DTE Electric Co.	2.250%	3/1/30	500	514
[9]	DTE Electric Co.	2.625%	3/1/31	400	422
[9]	DTE Electric Co.	4.000%	4/1/43	300	356
	DTE Electric Co.	3.700%	3/15/45	200	228
	DTE Electric Co.	3.700%	6/1/46	550	629
	DTE Electric Co.	3.750%	8/15/47	450	520
[9]	DTE Electric Co.	4.050%	5/15/48	500	607
	DTE Electric Co.	3.950%	3/1/49	500	602
[9]	DTE Electric Co.	3.250%	4/1/51	500	541
[9]	DTE Energy Co.	2.600%	6/15/22	200	204
[9]	DTE Energy Co.	3.300%	6/15/22	250	256
[9]	DTE Energy Co.	0.550%	11/1/22	650	651
	DTE Energy Co.	2.250%	11/1/22	455	466
[9]	DTE Energy Co.	3.700%	8/1/23	1,500	1,593
[9]	DTE Energy Co.	3.500%	6/1/24	525	561
[9]	DTE Energy Co.	2.529%	10/1/24	1,000	1,051
[9]	DTE Energy Co.	1.050%	6/1/25	1,600	1,597
	DTE Energy Co.	2.850%	10/1/26	675	720
	DTE Energy Co.	3.800%	3/15/27	2,500	2,780
[9]	DTE Energy Co.	3.400%	6/15/29	150	164
	DTE Energy Co.	2.950%	3/1/30	235	249
	DTE Energy Co.	6.375%	4/15/33	100	136
	Duke Energy Carolinas LLC	2.950%	12/1/26	1,500	1,624
[9]	Duke Energy Carolinas LLC	6.000%	12/1/28	300	383
	Duke Energy Carolinas LLC	2.450%	8/15/29	75	78
	Duke Energy Carolinas LLC	2.450%	2/1/30	400	415
	Duke Energy Carolinas LLC	2.550%	4/15/31	500	520
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	592
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	461
	Duke Energy Carolinas LLC	6.050%	4/15/38	525	746
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	965

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	1,211
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	795
	Duke Energy Carolinas LLC	3.875%	3/15/46	500	578
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	479
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	469
	Duke Energy Carolinas LLC	3.200%	8/15/49	750	788
	Duke Energy Carolinas LLC	3.450%	4/15/51	500	554
	Duke Energy Corp.	2.400%	8/15/22	1,000	1,021
	Duke Energy Corp.	3.950%	10/15/23	225	240
	Duke Energy Corp.	3.750%	4/15/24	725	781
	Duke Energy Corp.	0.900%	9/15/25	500	495
	Duke Energy Corp.	2.650%	9/1/26	595	629
	Duke Energy Corp.	2.450%	6/1/30	1,700	1,721
	Duke Energy Corp.	2.550%	6/15/31	625	634
	Duke Energy Corp.	4.800%	12/15/45	700	858
	Duke Energy Corp.	3.750%	9/1/46	1,406	1,499
	Duke Energy Corp.	4.200%	6/15/49	1,200	1,376
	Duke Energy Corp.	3.500%	6/15/51	600	620
	Duke Energy Florida LLC	3.200%	1/15/27	450	492
	Duke Energy Florida LLC	3.800%	7/15/28	425	481
	Duke Energy Florida LLC	2.500%	12/1/29	1,800	1,889
	Duke Energy Florida LLC	1.750%	6/15/30	1,700	1,667
	Duke Energy Florida LLC	6.350%	9/15/37	675	997
	Duke Energy Florida LLC	6.400%	6/15/38	800	1,181
	Duke Energy Florida LLC	3.400%	10/1/46	400	434
	Duke Energy Florida LLC	4.200%	7/15/48	425	521
[9]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	104	105
[9]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	422
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,615
[9]	Duke Energy Indiana LLC	4.900%	7/15/43	250	319
	Duke Energy Indiana LLC	3.750%	5/15/46	875	986
	Duke Energy Indiana LLC	2.750%	4/1/50	775	751
	Duke Energy Ohio Inc.	2.125%	6/1/30	200	201
	Duke Energy Ohio Inc.	3.700%	6/15/46	650	727
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	1,235
	Duke Energy Progress LLC	3.375%	9/1/23	150	159
	Duke Energy Progress LLC	3.250%	8/15/25	2,051	2,229
	Duke Energy Progress LLC	3.700%	9/1/28	425	478
	Duke Energy Progress LLC	6.300%	4/1/38	300	436
	Duke Energy Progress LLC	4.375%	3/30/44	525	648
	Duke Energy Progress LLC	4.150%	12/1/44	100	121
	Duke Energy Progress LLC	4.200%	8/15/45	625	753
	Duke Energy Progress LLC	3.700%	10/15/46	1,400	1,586
	Duke Energy Progress LLC	2.500%	8/15/50	550	507
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	250	265
[9]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	400	420
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	250	270
[9]	Eastern Energy Gas Holdings LLC	3.000%	11/15/29	1,000	1,054
	Eastern Energy Gas Holdings LLC	4.800%	11/1/43	325	384
	Eastern Energy Gas Holdings LLC	4.600%	12/15/44	400	468
	Edison International	2.400%	9/15/22	550	560
	Edison International	2.950%	3/15/23	750	774
	Edison International	4.950%	4/15/25	900	997
	Edison International	5.750%	6/15/27	100	114
	El Paso Electric Co.	6.000%	5/15/35	175	234
	El Paso Electric Co.	5.000%	12/1/44	250	303
	Emera US Finance LP	4.750%	6/15/46	1,785	2,131
	Enel Americas SA	4.000%	10/25/26	700	763
	Enel Chile SA	4.875%	6/12/28	600	693
	Entergy Arkansas LLC	3.500%	4/1/26	150	165
	Entergy Arkansas LLC	3.350%	6/15/52	800	858

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Corp.	4.000%	7/15/22	550	567
	Entergy Corp.	0.900%	9/15/25	500	494
	Entergy Corp.	2.950%	9/1/26	100	107
	Entergy Corp.	1.900%	6/15/28	500	499
	Entergy Corp.	2.800%	6/15/30	500	520
	Entergy Corp.	2.400%	6/15/31	500	500
	Entergy Corp.	3.750%	6/15/50	1,400	1,534
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,417	1,628
	Entergy Louisiana LLC	0.620%	11/17/23	500	501
	Entergy Louisiana LLC	5.400%	11/1/24	238	273
	Entergy Louisiana LLC	2.400%	10/1/26	200	209
	Entergy Louisiana LLC	3.120%	9/1/27	350	382
	Entergy Louisiana LLC	3.250%	4/1/28	300	328
	Entergy Louisiana LLC	3.050%	6/1/31	375	406
	Entergy Louisiana LLC	2.350%	6/15/32	500	507
	Entergy Louisiana LLC	4.000%	3/15/33	725	849
	Entergy Louisiana LLC	3.100%	6/15/41	500	528
	Entergy Louisiana LLC	4.950%	1/15/45	400	438
	Entergy Louisiana LLC	4.200%	9/1/48	1,150	1,403
	Entergy Louisiana LLC	4.200%	4/1/50	500	614
	Entergy Louisiana LLC	2.900%	3/15/51	700	696
	Entergy Mississippi LLC	2.850%	6/1/28	750	801
	Entergy Mississippi LLC	3.850%	6/1/49	250	289
	Entergy Texas Inc.	1.750%	3/15/31	500	479
	Entergy Texas Inc.	3.550%	9/30/49	2,705	2,906
	Essential Utilities Inc.	3.566%	5/1/29	275	304
	Essential Utilities Inc.	2.704%	4/15/30	400	416
	Essential Utilities Inc.	4.276%	5/1/49	435	519
	Essential Utilities Inc.	3.351%	4/15/50	600	620
	Evergy Inc.	2.450%	9/15/24	1,450	1,519
	Evergy Inc.	2.900%	9/15/29	1,450	1,535
	Evergy Kansas Central Inc.	2.550%	7/1/26	575	608
	Evergy Kansas Central Inc.	3.100%	4/1/27	425	460
	Evergy Kansas Central Inc.	4.125%	3/1/42	425	500
	Evergy Kansas Central Inc.	4.100%	4/1/43	325	384
	Evergy Kansas Central Inc.	4.250%	12/1/45	100	121
	Evergy Metro Inc.	3.150%	3/15/23	220	229
[9]	Evergy Metro Inc.	2.250%	6/1/30	300	305
	Evergy Metro Inc.	5.300%	10/1/41	480	636
	Evergy Metro Inc.	4.200%	6/15/47	225	271
[9]	Eversource Energy	3.800%	12/1/23	350	376
[9]	Eversource Energy	2.900%	10/1/24	275	291
[9]	Eversource Energy	3.150%	1/15/25	1,475	1,575
[9]	Eversource Energy	0.800%	8/15/25	500	493
[9]	Eversource Energy	3.300%	1/15/28	200	218
[9]	Eversource Energy	4.250%	4/1/29	325	379
[9]	Eversource Energy	1.650%	8/15/30	1,300	1,244
	Eversource Energy	2.550%	3/15/31	500	513
	Eversource Energy	3.450%	1/15/50	500	528
[9]	Exelon Corp.	3.950%	6/15/25	637	701
	Exelon Corp.	3.400%	4/15/26	1,500	1,634
	Exelon Corp.	4.050%	4/15/30	975	1,110
[9]	Exelon Corp.	4.950%	6/15/35	800	982
	Exelon Corp.	5.625%	6/15/35	415	546
	Exelon Corp.	5.100%	6/15/45	180	236
	Exelon Corp.	4.450%	4/15/46	500	607
	Exelon Corp.	4.700%	4/15/50	2,700	3,409
	Exelon Generation Co. LLC	3.250%	6/1/25	1,750	1,887
	Exelon Generation Co. LLC	5.750%	10/1/41	325	384
	Exelon Generation Co. LLC	5.600%	6/15/42	1,121	1,316
	Florida Power & Light Co.	2.850%	4/1/25	1,984	2,120

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	3.125%	12/1/25	500	543
	Florida Power & Light Co.	5.625%	4/1/34	225	305
	Florida Power & Light Co.	4.950%	6/1/35	50	66
	Florida Power & Light Co.	5.650%	2/1/37	425	583
	Florida Power & Light Co.	5.950%	2/1/38	175	252
	Florida Power & Light Co.	5.960%	4/1/39	225	329
	Florida Power & Light Co.	4.125%	2/1/42	1,675	2,041
	Florida Power & Light Co.	4.050%	6/1/42	475	577
	Florida Power & Light Co.	3.800%	12/15/42	375	442
	Florida Power & Light Co.	4.050%	10/1/44	450	548
	Florida Power & Light Co.	3.700%	12/1/47	550	647
	Florida Power & Light Co.	3.950%	3/1/48	800	972
	Florida Power & Light Co.	3.990%	3/1/49	1,000	1,230
	Florida Power & Light Co.	3.150%	10/1/49	1,190	1,292
	Fortis Inc.	3.055%	10/4/26	847	911
[9]	Georgia Power Co.	2.100%	7/30/23	475	491
[9]	Georgia Power Co.	2.200%	9/15/24	395	411
	Georgia Power Co.	3.250%	4/1/26	256	276
	Georgia Power Co.	3.250%	3/30/27	550	596
[9]	Georgia Power Co.	2.650%	9/15/29	250	263
[9]	Georgia Power Co.	4.750%	9/1/40	625	772
	Georgia Power Co.	4.300%	3/15/42	575	681
	Georgia Power Co.	4.300%	3/15/43	250	296
[9]	Georgia Power Co.	3.700%	1/30/50	250	272
[9]	Georgia Power Co.	3.250%	3/15/51	500	507
[9]	Gulf Power Co.	3.300%	5/30/27	250	274
	Iberdrola International BV	6.750%	7/15/36	175	266
	Indiana Michigan Power Co.	3.850%	5/15/28	1,000	1,125
[9]	Indiana Michigan Power Co.	4.550%	3/15/46	1,300	1,625
[9]	Indiana Michigan Power Co.	3.750%	7/1/47	550	617
	Indiana Michigan Power Co.	3.250%	5/1/51	500	524
	Interstate Power & Light Co.	3.250%	12/1/24	1,096	1,179
	Interstate Power & Light Co.	4.100%	9/26/28	450	517
	Interstate Power & Light Co.	3.600%	4/1/29	240	267
	Interstate Power & Light Co.	2.300%	6/1/30	300	304
	Interstate Power & Light Co.	6.250%	7/15/39	250	356
	Interstate Power & Light Co.	3.700%	9/15/46	406	453
	IPALCO Enterprises Inc.	4.250%	5/1/30	400	449
	ITC Holdings Corp.	2.700%	11/15/22	400	411
	ITC Holdings Corp.	3.650%	6/15/24	300	322
	ITC Holdings Corp.	3.350%	11/15/27	400	437
	ITC Holdings Corp.	5.300%	7/1/43	900	1,179
[9]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	151	184
	Kentucky Utilities Co.	5.125%	11/1/40	650	850
	Kentucky Utilities Co.	3.300%	6/1/50	500	528
[9]	Louisville Gas & Electric Co.	3.300%	10/1/25	1,758	1,910
	MidAmerican Energy Co.	3.100%	5/1/27	450	492
	MidAmerican Energy Co.	6.750%	12/30/31	725	1,028
[9]	MidAmerican Energy Co.	5.800%	10/15/36	775	1,070
	MidAmerican Energy Co.	4.800%	9/15/43	300	389
	MidAmerican Energy Co.	4.400%	10/15/44	400	496
	MidAmerican Energy Co.	3.650%	8/1/48	575	656
	MidAmerican Energy Co.	4.250%	7/15/49	1,600	2,010
[9]	Mississippi Power Co.	4.250%	3/15/42	375	443
	National Fuel Gas Co.	3.750%	3/1/23	375	391
	National Fuel Gas Co.	5.500%	1/15/26	100	116
	National Fuel Gas Co.	3.950%	9/15/27	275	296
	National Fuel Gas Co.	4.750%	9/1/28	750	847
	National Fuel Gas Co.	2.950%	3/1/31	100	101
	National Grid USA	5.803%	4/1/35	250	311
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	1,400	1,448

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	1,600	1,689
[9]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	475	516
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	2,342	2,323
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	500	551
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	284
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	1,533	1,719
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	425	438
[9]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	500	476
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	1,189
[9]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	325	340
[9]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	355
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	800	1,014
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	500
[9]	Nevada Power Co.	3.700%	5/1/29	500	563
[9]	Nevada Power Co.	2.400%	5/1/30	441	455
[9]	Nevada Power Co.	6.650%	4/1/36	410	598
[9]	Nevada Power Co.	3.125%	8/1/50	300	310
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	850	867
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	650	672
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	1,000	1,003
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	500	532
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	6,450	6,853
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	200	217
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	774
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	1,150	1,163
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	387
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	317
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	2,500	2,523
[9]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	505
[9]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	350
	NiSource Inc.	0.950%	8/15/25	500	496
	NiSource Inc.	3.490%	5/15/27	1,100	1,210
	NiSource Inc.	2.950%	9/1/29	1,500	1,588
	NiSource Inc.	3.600%	5/1/30	500	554
	NiSource Inc.	1.700%	2/15/31	500	474
	NiSource Inc.	5.950%	6/15/41	382	534
	NiSource Inc.	4.800%	2/15/44	200	248
	NiSource Inc.	5.650%	2/1/45	500	685
	NiSource Inc.	4.375%	5/15/47	1,575	1,884
	NiSource Inc.	3.950%	3/30/48	500	571
	Northern States Power Co.	2.250%	4/1/31	500	514
	Northern States Power Co.	6.250%	6/1/36	325	466
	Northern States Power Co.	6.200%	7/1/37	250	366
	Northern States Power Co.	5.350%	11/1/39	375	515
	Northern States Power Co.	3.400%	8/15/42	410	454
	Northern States Power Co.	4.000%	8/15/45	200	239
	Northern States Power Co.	2.900%	3/1/50	1,890	1,934
	Northern States Power Co.	2.600%	6/1/51	600	578
	Northern States Power Co.	3.200%	4/1/52	500	541
	NorthWestern Corp.	4.176%	11/15/44	250	294
	NSTAR Electric Co.	2.375%	10/15/22	125	128
	NSTAR Electric Co.	3.200%	5/15/27	550	601
	NSTAR Electric Co.	3.250%	5/15/29	300	330
	NSTAR Electric Co.	5.500%	3/15/40	540	739
	NSTAR Electric Co.	4.400%	3/1/44	223	277
	Oglethorpe Power Corp.	5.950%	11/1/39	100	133
	Oglethorpe Power Corp.	5.375%	11/1/40	630	797
[9]	Ohio Power Co.	1.625%	1/15/31	500	481
	Ohio Power Co.	4.000%	6/1/49	500	592
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	337
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	200	218

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	268
Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	285
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	100	108
Oncor Electric Delivery Co. LLC	2.750%	6/1/24	400	424
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	294
Oncor Electric Delivery Co. LLC	0.550%	10/1/25	950	927
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	170
Oncor Electric Delivery Co. LLC	2.750%	5/15/30	500	533
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,485
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	470	637
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	636
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	147	202
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	200	231
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	293
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	488
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,065	1,264
Oncor Electric Delivery Co. LLC	3.700%	5/15/50	200	234
Oncor Electric Delivery Co. LLC	5.350%	10/1/52	253	369
ONE Gas Inc.	0.850%	3/11/23	500	500
ONE Gas Inc.	1.100%	3/11/24	500	501
ONE Gas Inc.	2.000%	5/15/30	200	197
ONE Gas Inc.	4.658%	2/1/44	507	619
Pacific Gas & Electric Co.	1.367%	3/10/23	500	500
Pacific Gas & Electric Co.	3.250%	6/15/23	500	517
Pacific Gas & Electric Co.	3.850%	11/15/23	1,750	1,836
Pacific Gas & Electric Co.	3.450%	7/1/25	500	524
Pacific Gas & Electric Co.	3.150%	1/1/26	2,300	2,373
Pacific Gas & Electric Co.	3.300%	12/1/27	2,200	2,257
Pacific Gas & Electric Co.	3.000%	6/15/28	600	603
Pacific Gas & Electric Co.	3.750%	7/1/28	1,700	1,793
Pacific Gas & Electric Co.	4.550%	7/1/30	4,150	4,439
Pacific Gas & Electric Co.	3.250%	6/1/31	500	492
Pacific Gas & Electric Co.	4.500%	7/1/40	2,300	2,300
Pacific Gas & Electric Co.	4.200%	6/1/41	500	492
Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,514
Pacific Gas & Electric Co.	4.300%	3/15/45	1,075	1,035
Pacific Gas & Electric Co.	3.950%	12/1/47	1,500	1,394
Pacific Gas & Electric Co.	4.950%	7/1/50	3,000	3,090
Pacific Gas & Electric Co.	3.500%	8/1/50	1,500	1,335
PacifiCorp	3.600%	4/1/24	500	537
PacifiCorp	3.500%	6/15/29	600	667
PacifiCorp	2.700%	9/15/30	800	840
PacifiCorp	5.250%	6/15/35	475	618
PacifiCorp	6.100%	8/1/36	525	735
PacifiCorp	5.750%	4/1/37	410	562
PacifiCorp	6.250%	10/15/37	625	891
PacifiCorp	6.350%	7/15/38	250	362
PacifiCorp	4.125%	1/15/49	1,700	2,039
PacifiCorp	3.300%	3/15/51	750	799
PECO Energy Co.	2.375%	9/15/22	225	229
PECO Energy Co.	3.000%	9/15/49	1,000	1,038
PECO Energy Co.	2.800%	6/15/50	1,000	997
PECO Energy Co.	3.050%	3/15/51	500	522
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	418
Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	500	507
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	183
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	378
Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	300	309
Pinnacle West Capital Corp.	1.300%	6/15/25	700	705
Potomac Electric Power Co.	6.500%	11/15/37	400	587
Potomac Electric Power Co.	4.150%	3/15/43	550	661

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PPL Capital Funding Inc.	3.500%	12/1/22	375	388
	PPL Capital Funding Inc.	3.400%	6/1/23	25	26
	PPL Capital Funding Inc.	3.950%	3/15/24	225	243
	PPL Capital Funding Inc.	3.100%	5/15/26	600	645
	PPL Electric Utilities Corp.	6.250%	5/15/39	300	436
	PPL Electric Utilities Corp.	4.125%	6/15/44	700	836
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	363
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	416
	PPL Electric Utilities Corp.	4.150%	6/15/48	300	369
	Progress Energy Inc.	3.150%	4/1/22	1,500	1,521
	Progress Energy Inc.	7.750%	3/1/31	925	1,319
	Progress Energy Inc.	7.000%	10/30/31	200	276
	Progress Energy Inc.	6.000%	12/1/39	480	662
	PSEG Power LLC	3.850%	6/1/23	575	610
	Public Service Co. of Colorado	3.700%	6/15/28	300	339
[9]	Public Service Co. of Colorado	1.900%	1/15/31	300	298
	Public Service Co. of Colorado	1.875%	6/15/31	700	696
	Public Service Co. of Colorado	3.600%	9/15/42	225	254
	Public Service Co. of Colorado	4.300%	3/15/44	700	855
	Public Service Co. of Colorado	4.100%	6/15/48	300	366
[9]	Public Service Co. of Colorado	3.200%	3/1/50	1,300	1,406
[9]	Public Service Co. of Colorado	2.700%	1/15/51	200	197
	Public Service Co. of New Hampshire	3.500%	11/1/23	150	160
	Public Service Co. of New Hampshire	3.600%	7/1/49	250	284
[9]	Public Service Electric & Gas Co.	3.000%	5/15/25	500	536
[9]	Public Service Electric & Gas Co.	0.950%	3/15/26	500	498
[9]	Public Service Electric & Gas Co.	3.000%	5/15/27	250	270
[9]	Public Service Electric & Gas Co.	3.200%	5/15/29	300	330
[9]	Public Service Electric & Gas Co.	2.450%	1/15/30	200	209
[9]	Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,800
[9]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	1,176
[9]	Public Service Electric & Gas Co.	3.600%	12/1/47	275	313
[9]	Public Service Electric & Gas Co.	3.850%	5/1/49	350	415
[9]	Public Service Electric & Gas Co.	3.150%	1/1/50	750	800
[9]	Public Service Electric & Gas Co.	2.700%	5/1/50	850	836
[9]	Public Service Electric & Gas Co.	2.050%	8/1/50	500	433
[9]	Public Service Electric & Gas Co.	3.000%	3/1/51	500	518
	Public Service Enterprise Group Inc.	2.650%	11/15/22	475	489
	Public Service Enterprise Group Inc.	0.800%	8/15/25	400	395
	Public Service Enterprise Group Inc.	1.600%	8/15/30	750	711
	Puget Energy Inc.	5.625%	7/15/22	400	416
	Puget Energy Inc.	3.650%	5/15/25	300	323
[4,9]	Puget Energy Inc.	2.379%	6/15/28	85	86
	Puget Energy Inc.	4.100%	6/15/30	400	449
	Puget Sound Energy Inc.	6.274%	3/15/37	450	632
	Puget Sound Energy Inc.	5.757%	10/1/39	495	683
	Puget Sound Energy Inc.	5.638%	4/15/41	390	537
	Puget Sound Energy Inc.	4.300%	5/20/45	1,050	1,289
	Puget Sound Energy Inc.	4.223%	6/15/48	500	613
[9]	San Diego Gas & Electric Co.	3.600%	9/1/23	75	79
	San Diego Gas & Electric Co.	2.500%	5/15/26	350	370
[9]	San Diego Gas & Electric Co.	1.700%	10/1/30	500	483
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	352
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	626
[9]	San Diego Gas & Electric Co.	3.750%	6/1/47	325	371
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	394
[9]	San Diego Gas & Electric Co.	3.320%	4/15/50	800	850
	Sempra Energy	2.900%	2/1/23	425	440
	Sempra Energy	4.050%	12/1/23	775	831
	Sempra Energy	3.750%	11/15/25	330	363
	Sempra Energy	3.250%	6/15/27	1,575	1,708

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sempra Energy	3.400%	2/1/28	1,650	1,813
	Sempra Energy	3.800%	2/1/38	900	1,004
	Sempra Energy	6.000%	10/15/39	1,705	2,372
	Sempra Energy	4.000%	2/1/48	400	449
	Sierra Pacific Power Co.	2.600%	5/1/26	600	638
[9]	Southern California Edison Co.	1.845%	2/1/22	50	50
	Southern California Edison Co.	0.700%	4/3/23	500	501
[9]	Southern California Edison Co.	3.400%	6/1/23	475	499
[9]	Southern California Edison Co.	3.500%	10/1/23	300	317
	Southern California Edison Co.	1.100%	4/1/24	500	504
[9]	Southern California Edison Co.	3.700%	8/1/25	700	763
[9]	Southern California Edison Co.	1.200%	2/1/26	500	496
[9]	Southern California Edison Co.	3.650%	3/1/28	1,407	1,547
[9]	Southern California Edison Co.	4.200%	3/1/29	200	226
	Southern California Edison Co.	6.650%	4/1/29	850	1,053
	Southern California Edison Co.	2.850%	8/1/29	825	857
	Southern California Edison Co.	2.250%	6/1/30	300	296
[9]	Southern California Edison Co.	2.500%	6/1/31	500	502
[9]	Southern California Edison Co.	5.750%	4/1/35	508	655
[9]	Southern California Edison Co.	5.350%	7/15/35	1,135	1,418
	Southern California Edison Co.	5.625%	2/1/36	500	637
	Southern California Edison Co.	5.500%	3/15/40	400	501
	Southern California Edison Co.	4.500%	9/1/40	505	581
	Southern California Edison Co.	4.050%	3/15/42	1,945	2,095
[9]	Southern California Edison Co.	3.900%	3/15/43	475	498
[9]	Southern California Edison Co.	3.600%	2/1/45	150	150
	Southern California Edison Co.	4.000%	4/1/47	1,920	2,022
[9]	Southern California Edison Co.	4.125%	3/1/48	970	1,038
[9]	Southern California Edison Co.	4.875%	3/1/49	400	476
	Southern California Edison Co.	3.650%	2/1/50	1,300	1,303
[9]	Southern California Edison Co.	2.950%	2/1/51	500	456
[9]	Southern California Edison Co.	3.650%	6/1/51	500	502
	Southern California Gas Co.	3.150%	9/15/24	425	455
[9]	Southern California Gas Co.	2.600%	6/15/26	725	771
[9]	Southern California Gas Co.	2.550%	2/1/30	450	466
	Southern California Gas Co.	3.750%	9/15/42	330	371
[9]	Southern California Gas Co.	4.125%	6/1/48	325	390
[9]	Southern California Gas Co.	4.300%	1/15/49	500	624
[9]	Southern California Gas Co.	3.950%	2/15/50	250	296
	Southern Co.	2.950%	7/1/23	525	548
[9]	Southern Co.	0.600%	2/26/24	500	499
	Southern Co.	3.250%	7/1/26	500	542
[9]	Southern Co.	1.750%	3/15/28	500	495
	Southern Co.	4.250%	7/1/36	575	667
	Southern Co.	4.400%	7/1/46	1,135	1,332
[9]	Southern Co.	4.000%	1/15/51	1,200	1,273
[9]	Southern Co.	3.750%	9/15/51	900	911
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	75	78
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	407
[9]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	1,000	951
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	173
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	149
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	1,085
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	589
[9]	Southern Power Co.	2.500%	12/15/21	300	302
	Southern Power Co.	4.150%	12/1/25	375	420
	Southern Power Co.	5.150%	9/15/41	660	804
	Southern Power Co.	5.250%	7/15/43	500	613
[9]	Southern Power Co.	4.950%	12/15/46	300	360
	Southwest Gas Corp.	3.700%	4/1/28	450	500
	Southwest Gas Corp.	3.800%	9/29/46	250	268

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwest Gas Corp.	4.150%	6/1/49	200	228
[9]	Southwestern Electric Power Co.	1.650%	3/15/26	500	507
[9]	Southwestern Electric Power Co.	2.750%	10/1/26	300	318
[9]	Southwestern Electric Power Co.	4.100%	9/15/28	550	627
	Southwestern Electric Power Co.	6.200%	3/15/40	300	419
[9]	Southwestern Electric Power Co.	3.900%	4/1/45	1,000	1,098
[9]	Southwestern Electric Power Co.	3.850%	2/1/48	375	412
	Southwestern Public Service Co.	3.300%	6/15/24	1,100	1,170
	Southwestern Public Service Co.	4.500%	8/15/41	850	1,048
	Southwestern Public Service Co.	3.400%	8/15/46	950	1,021
[9]	Southwestern Public Service Co.	4.400%	11/15/48	1,000	1,254
	Southwestern Public Service Co.	3.750%	6/15/49	750	867
[9]	Southwestern Public Service Co.	3.150%	5/1/50	800	840
	Tampa Electric Co.	2.400%	3/15/31	500	512
	Tampa Electric Co.	4.350%	5/15/44	150	181
	Tampa Electric Co.	4.300%	6/15/48	300	368
	Tampa Electric Co.	3.625%	6/15/50	250	280
	Tampa Electric Co.	3.450%	3/15/51	500	549
	Toledo Edison Co.	6.150%	5/15/37	250	341
	Tucson Electric Power Co.	3.050%	3/15/25	200	214
	Tucson Electric Power Co.	4.850%	12/1/48	490	640
	Union Electric Co.	3.500%	4/15/24	990	1,061
	Union Electric Co.	2.950%	6/15/27	300	324
	Union Electric Co.	3.500%	3/15/29	350	390
	Union Electric Co.	2.950%	3/15/30	800	859
	Union Electric Co.	2.150%	3/15/32	500	501
	Union Electric Co.	3.900%	9/15/42	425	487
	Union Electric Co.	3.650%	4/15/45	575	649
	Union Electric Co.	4.000%	4/1/48	1,100	1,305
	Union Electric Co.	3.250%	10/1/49	100	107
	Union Electric Co.	2.625%	3/15/51	800	766
	Veolia Environnement SA	6.750%	6/1/38	125	183
	Virginia Electric & Power Co.	3.450%	2/15/24	250	267
[9]	Virginia Electric & Power Co.	3.100%	5/15/25	500	535
[9]	Virginia Electric & Power Co.	2.950%	11/15/26	300	324
[9]	Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,387
[9]	Virginia Electric & Power Co.	3.800%	4/1/28	525	594
[9]	Virginia Electric & Power Co.	6.000%	1/15/36	375	520
[9]	Virginia Electric & Power Co.	6.000%	5/15/37	500	696
	Virginia Electric & Power Co.	6.350%	11/30/37	375	544
	Virginia Electric & Power Co.	8.875%	11/15/38	1,200	2,132
	Virginia Electric & Power Co.	4.000%	1/15/43	500	584
	Virginia Electric & Power Co.	4.450%	2/15/44	1,100	1,363
[9]	Virginia Electric & Power Co.	4.200%	5/15/45	877	1,050
[9]	Virginia Electric & Power Co.	4.000%	11/15/46	500	588
[9]	Virginia Electric & Power Co.	3.800%	9/15/47	425	487
	Virginia Electric & Power Co.	4.600%	12/1/48	550	711
	Virginia Electric & Power Co.	3.300%	12/1/49	400	430
	Virginia Electric & Power Co.	2.450%	12/15/50	500	461
[9]	Washington Gas Light Co.	3.796%	9/15/46	350	398
[9]	Washington Gas Light Co.	3.650%	9/15/49	500	562
	WEC Energy Group Inc.	0.550%	9/15/23	500	500
	WEC Energy Group Inc.	0.800%	3/15/24	500	501
	WEC Energy Group Inc.	1.375%	10/15/27	500	489
	WEC Energy Group Inc.	1.800%	10/15/30	1,000	957
	Wisconsin Electric Power Co.	2.050%	12/15/24	300	314
	Wisconsin Electric Power Co.	1.700%	6/15/28	500	502
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	263
	Wisconsin Electric Power Co.	4.300%	10/15/48	250	313
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	429
	Wisconsin Power & Light Co.	3.650%	4/1/50	250	283

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Public Service Corp.	3.350%	11/21/21	850	860
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	85
	Xcel Energy Inc.	0.500%	10/15/23	1,200	1,200
	Xcel Energy Inc.	3.300%	6/1/25	100	108
	Xcel Energy Inc.	4.000%	6/15/28	750	853
	Xcel Energy Inc.	2.600%	12/1/29	540	563
	Xcel Energy Inc.	3.400%	6/1/30	450	494
	Xcel Energy Inc.	6.500%	7/1/36	610	887
	Xcel Energy Inc.	3.500%	12/1/49	400	432
					512,563
Total Corporate Bonds (Cost $5,761,300)					6,180,255
Sovereign Bonds (1.44%)
[9]	African Development Bank	1.625%	9/16/22	1,300	1,322
[9]	African Development Bank	2.125%	11/16/22	2,000	2,052
	African Development Bank	0.750%	4/3/23	1,500	1,512
	African Development Bank	3.000%	9/20/23	1,600	1,693
	African Development Bank	0.875%	3/23/26	2,500	2,498
[9]	Asian Development Bank	1.875%	7/19/22	2,800	2,850
	Asian Development Bank	1.875%	8/10/22	2,200	2,241
[9]	Asian Development Bank	1.750%	9/13/22	2,500	2,546
	Asian Development Bank	1.625%	1/24/23	1,500	1,533
[9]	Asian Development Bank	2.750%	3/17/23	1,500	1,564
[9]	Asian Development Bank	0.250%	7/14/23	5,000	4,994
[9]	Asian Development Bank	0.250%	10/6/23	4,600	4,588
	Asian Development Bank	2.625%	1/30/24	2,000	2,113
[9]	Asian Development Bank	0.375%	6/11/24	8,000	7,972
	Asian Development Bank	1.500%	10/18/24	1,000	1,030
[9]	Asian Development Bank	2.000%	1/22/25	1,027	1,076
[9]	Asian Development Bank	2.125%	3/19/25	700	737
	Asian Development Bank	0.625%	4/29/25	2,000	1,993
[9]	Asian Development Bank	0.375%	9/3/25	6,129	6,031
[9]	Asian Development Bank	0.500%	2/4/26	4,000	3,936
[9]	Asian Development Bank	1.000%	4/14/26	3,000	3,017
[9]	Asian Development Bank	2.000%	4/24/26	400	421
[9]	Asian Development Bank	2.625%	1/12/27	800	868
[9]	Asian Development Bank	2.500%	11/2/27	2,985	3,227
[9]	Asian Development Bank	2.750%	1/19/28	1,000	1,097
[9]	Asian Development Bank	1.250%	6/9/28	500	500
[9]	Asian Development Bank	3.125%	9/26/28	1,600	1,801
[9]	Asian Development Bank	1.750%	9/19/29	200	206
[9]	Asian Development Bank	1.875%	1/24/30	1,000	1,036
[9]	Asian Development Bank	0.750%	10/8/30	1,500	1,404
[9]	Asian Development Bank	1.500%	3/4/31	3,000	3,004
	Asian Infrastructure Investment Bank	0.250%	9/29/23	1,600	1,597
	Asian Infrastructure Investment Bank	2.250%	5/16/24	2,000	2,098
	Asian Infrastructure Investment Bank	0.500%	5/28/25	1,000	990
	Asian Infrastructure Investment Bank	0.500%	1/27/26	2,700	2,655
	Canadian Government Bond	2.000%	11/15/22	860	881
	Canadian Government Bond	1.625%	1/22/25	2,290	2,369
	Canadian Government Bond	0.750%	5/19/26	5,200	5,168
	Corp. Andina de Fomento	4.375%	6/15/22	1,140	1,182
	Corp. Andina de Fomento	2.750%	1/6/23	1,465	1,511
	Corp. Andina de Fomento	2.375%	5/12/23	200	206
	Corp. Andina de Fomento	3.750%	11/23/23	1,250	1,333
	Corp. Andina de Fomento	1.625%	9/23/25	600	606
	Council of Europe Development Bank	1.750%	9/26/22	600	611
	Council of Europe Development Bank	2.625%	2/13/23	1,900	1,971
	Council of Europe Development Bank	0.250%	10/20/23	1,500	1,496
	Council of Europe Development Bank	2.500%	2/27/24	50	53
	Council of Europe Development Bank	0.375%	6/10/24	565	563

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Council of Europe Development Bank	1.375%	2/27/25	850	871
	Ecopetrol SA	5.875%	9/18/23	1,425	1,543
	Ecopetrol SA	4.125%	1/16/25	1,475	1,553
	Ecopetrol SA	5.375%	6/26/26	1,575	1,737
	Ecopetrol SA	6.875%	4/29/30	1,000	1,207
	Ecopetrol SA	7.375%	9/18/43	800	986
	Ecopetrol SA	5.875%	5/28/45	1,525	1,631
	Equinor ASA	2.450%	1/17/23	2,960	3,055
	Equinor ASA	2.650%	1/15/24	3,240	3,406
	Equinor ASA	3.250%	11/10/24	550	595
	Equinor ASA	3.625%	9/10/28	1,200	1,349
	Equinor ASA	3.125%	4/6/30	500	545
	Equinor ASA	2.375%	5/22/30	1,500	1,547
	Equinor ASA	5.100%	8/17/40	300	399
	Equinor ASA	4.250%	11/23/41	325	396
	Equinor ASA	3.950%	5/15/43	175	204
	Equinor ASA	4.800%	11/8/43	1,015	1,322
	Equinor ASA	3.250%	11/18/49	750	794
	Equinor ASA	3.700%	4/6/50	2,360	2,713
[9]	European Bank for Reconstruction & Development	2.750%	3/7/23	2,400	2,500
[9]	European Bank for Reconstruction & Development	0.250%	7/10/23	3,000	2,996
	European Bank for Reconstruction & Development	1.625%	9/27/24	500	516
[9]	European Bank for Reconstruction & Development	1.500%	2/13/25	100	103
	European Bank for Reconstruction & Development	0.500%	5/19/25	700	694
[9]	European Bank for Reconstruction & Development	0.500%	11/25/25	1,600	1,578
[9]	European Bank for Reconstruction & Development	0.500%	1/28/26	2,000	1,968
	European Investment Bank	2.250%	8/15/22	685	701
	European Investment Bank	1.375%	9/6/22	2,500	2,535
	European Investment Bank	2.000%	12/15/22	5,525	5,668
	European Investment Bank	2.500%	3/15/23	625	649
	European Investment Bank	1.375%	5/15/23	4,300	4,388
[9]	European Investment Bank	2.875%	8/15/23	3,300	3,477
	European Investment Bank	0.250%	9/15/23	5,500	5,489
[9]	European Investment Bank	3.125%	12/14/23	1,300	1,387
	European Investment Bank	3.250%	1/29/24	3,210	3,442
	European Investment Bank	2.625%	3/15/24	3,660	3,874
	European Investment Bank	2.250%	6/24/24	2,010	2,114
	European Investment Bank	0.375%	7/24/24	3,000	2,988
	European Investment Bank	2.500%	10/15/24	864	918
	European Investment Bank	1.875%	2/10/25	4,413	4,607
	European Investment Bank	1.625%	3/14/25	5,000	5,175
	European Investment Bank	0.625%	7/25/25	3,700	3,685
	European Investment Bank	0.375%	12/15/25	5,500	5,397
	European Investment Bank	0.375%	3/26/26	5,000	4,888
	European Investment Bank	2.125%	4/13/26	1,000	1,058
	European Investment Bank	2.375%	5/24/27	800	858
	European Investment Bank	0.625%	10/21/27	500	484
	European Investment Bank	1.625%	10/9/29	350	357
	European Investment Bank	0.875%	5/17/30	400	382
	European Investment Bank	0.750%	9/23/30	1,200	1,126
	European Investment Bank	1.250%	2/14/31	3,000	2,935
	European Investment Bank	4.875%	2/15/36	1,300	1,793
[13]	Export Development Canada	1.750%	7/18/22	1,485	1,509
[13]	Export Development Canada	2.500%	1/24/23	60	62
[13]	Export Development Canada	1.375%	2/24/23	2,600	2,649
[13]	Export Development Canada	2.750%	3/15/23	1,200	1,250
[13]	Export Development Canada	2.625%	2/21/24	800	845
	Export-Import Bank of Korea	3.625%	11/27/23	600	644
	Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,282
	Export-Import Bank of Korea	0.375%	2/9/24	500	498
	Export-Import Bank of Korea	3.250%	11/10/25	300	328

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Export-Import Bank of Korea	0.625%	2/9/26	500	489
	Export-Import Bank of Korea	2.625%	5/26/26	600	643
	Export-Import Bank of Korea	2.375%	4/21/27	1,020	1,077
	Export-Import Bank of Korea	1.250%	9/21/30	1,600	1,525
	Export-Import Bank of Korea	1.375%	2/9/31	500	480
	Export-Import Bank of Korea	2.500%	6/29/41	875	870
[14]	FMS Wertmanagement	2.000%	8/1/22	4,040	4,116
[9]	Hydro-Quebec	8.050%	7/7/24	2,665	3,231
[9]	Inter-American Development Bank	1.750%	9/14/22	3,300	3,362
[9]	Inter-American Development Bank	3.000%	9/26/22	3,300	3,414
	Inter-American Development Bank	2.500%	1/18/23	5,330	5,517
	Inter-American Development Bank	0.500%	5/24/23	1,200	1,205
	Inter-American Development Bank	0.250%	11/15/23	5,200	5,184
	Inter-American Development Bank	2.625%	1/16/24	2,500	2,639
	Inter-American Development Bank	3.000%	2/21/24	3,700	3,947
	Inter-American Development Bank	2.125%	1/15/25	1,000	1,051
[9]	Inter-American Development Bank	1.750%	3/14/25	500	519
	Inter-American Development Bank	0.875%	4/3/25	1,000	1,006
	Inter-American Development Bank	7.000%	6/15/25	250	309
	Inter-American Development Bank	0.625%	7/15/25	5,100	5,079
[9]	Inter-American Development Bank	0.875%	4/20/26	4,000	3,999
[9]	Inter-American Development Bank	2.000%	6/2/26	1,915	2,014
	Inter-American Development Bank	2.000%	7/23/26	1,200	1,262
	Inter-American Development Bank	2.375%	7/7/27	800	858
	Inter-American Development Bank	0.625%	9/16/27	3,700	3,584
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,475
	Inter-American Development Bank	2.250%	6/18/29	1,000	1,064
[9]	Inter-American Development Bank	1.125%	1/13/31	3,500	3,382
[9]	Inter-American Development Bank	3.875%	10/28/41	1,600	2,040
	Inter-American Development Bank	3.200%	8/7/42	550	634
	Inter-American Development Bank	4.375%	1/24/44	450	616
	International Bank for Reconstruction & Development	2.125%	7/1/22	3,000	3,059
	International Bank for Reconstruction & Development	7.625%	1/19/23	25	28
	International Bank for Reconstruction & Development	0.125%	4/20/23	5,500	5,487
[9]	International Bank for Reconstruction & Development	1.875%	6/19/23	6,000	6,186
	International Bank for Reconstruction & Development	3.000%	9/27/23	9,250	9,792
	International Bank for Reconstruction & Development	0.250%	11/24/23	5,160	5,144
	International Bank for Reconstruction & Development	2.500%	3/19/24	3,600	3,798
[9]	International Bank for Reconstruction & Development	1.500%	8/28/24	1,270	1,308
[9]	International Bank for Reconstruction & Development	2.500%	11/25/24	5,500	5,850
	International Bank for Reconstruction & Development	1.625%	1/15/25	2,000	2,069
	International Bank for Reconstruction & Development	0.625%	4/22/25	4,500	4,489
	International Bank for Reconstruction & Development	0.375%	7/28/25	5,000	4,928
[9]	International Bank for Reconstruction & Development	2.500%	7/29/25	4,600	4,925
	International Bank for Reconstruction & Development	0.500%	10/28/25	6,000	5,927
[9]	International Bank for Reconstruction & Development	3.125%	11/20/25	2,000	2,201
	International Bank for Reconstruction & Development	0.875%	7/15/26	2,275	2,270
	International Bank for Reconstruction & Development	0.750%	11/24/27	2,500	2,435
[9]	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,543
	International Bank for Reconstruction & Development	0.875%	5/14/30	1,000	954
	International Bank for Reconstruction & Development	0.750%	8/26/30	4,250	3,989
	International Bank for Reconstruction & Development	1.250%	2/10/31	6,000	5,862
[9]	International Bank for Reconstruction & Development	4.750%	2/15/35	450	601
[9]	International Finance Corp.	2.000%	10/24/22	1,000	1,023
[9]	International Finance Corp.	2.875%	7/31/23	2,000	2,105
[9]	International Finance Corp.	1.375%	10/16/24	1,400	1,435
[9]	International Finance Corp.	0.375%	7/16/25	1,000	986
[9]	International Finance Corp.	2.125%	4/7/26	1,505	1,592
	International Finance Corp.	0.750%	8/27/30	800	751
[15]	Japan Bank for International Cooperation	3.125%	7/20/21	730	731
[15]	Japan Bank for International Cooperation	2.500%	6/1/22	700	714

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Japan Bank for International Cooperation	2.375%	7/21/22	1,000	1,022
[9,15]	Japan Bank for International Cooperation	1.625%	10/17/22	750	763
[15]	Japan Bank for International Cooperation	2.375%	11/16/22	2,420	2,488
[15]	Japan Bank for International Cooperation	1.750%	1/23/23	2,000	2,044
[15]	Japan Bank for International Cooperation	0.625%	5/22/23	4,200	4,221
[15]	Japan Bank for International Cooperation	3.250%	7/20/23	3,225	3,408
[15]	Japan Bank for International Cooperation	0.375%	9/15/23	2,700	2,695
[15]	Japan Bank for International Cooperation	3.375%	10/31/23	1,600	1,707
[9,15]	Japan Bank for International Cooperation	0.500%	4/15/24	700	698
[9,15]	Japan Bank for International Cooperation	2.500%	5/23/24	400	422
[9,15]	Japan Bank for International Cooperation	3.000%	5/29/24	650	695
[9,15]	Japan Bank for International Cooperation	1.750%	10/17/24	600	620
[9,15]	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,512
[9,15]	Japan Bank for International Cooperation	2.500%	5/28/25	500	531
[15]	Japan Bank for International Cooperation	0.625%	7/15/25	2,000	1,977
[15]	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,636
[15]	Japan Bank for International Cooperation	2.875%	7/21/27	500	546
[15]	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,389
[15]	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,459
[15]	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,713
[15]	Japan Bank for International Cooperation	2.000%	10/17/29	300	311
[15]	Japan Bank for International Cooperation	1.250%	1/21/31	1,000	964
[15]	Japan Bank for International Cooperation	1.875%	4/15/31	500	509
[15]	Japan International Cooperation Agency	2.750%	4/27/27	700	757
[15]	Japan International Cooperation Agency	3.375%	6/12/28	550	619
[15]	Japan International Cooperation Agency	1.000%	7/22/30	200	189
[15]	Japan International Cooperation Agency	1.750%	4/28/31	500	503
[14]	KFW	1.750%	8/22/22	4,700	4,785
[14]	KFW	2.000%	10/4/22	2,150	2,199
[14]	KFW	2.375%	12/29/22	4,100	4,232
[14]	KFW	2.125%	1/17/23	1,750	1,801
[14]	KFW	1.625%	2/15/23	2,500	2,556
[14]	KFW	0.250%	4/25/23	6,500	6,500
[14]	KFW	0.250%	10/19/23	8,000	7,980
[14]	KFW	2.625%	2/28/24	3,000	3,173
[14]	KFW	0.250%	3/8/24	2,500	2,487
[14]	KFW	1.375%	8/5/24	500	513
[14]	KFW	2.500%	11/20/24	5,750	6,114
[14]	KFW	2.000%	5/2/25	1,250	1,311
[14]	KFW	0.375%	7/18/25	6,000	5,919
[14]	KFW	0.625%	1/22/26	4,000	3,962
[14]	KFW	2.875%	4/3/28	2,300	2,548
[14]	KFW	1.750%	9/14/29	900	927
[14]	KFW	0.750%	9/30/30	2,000	1,878
[14]	KFW	0.000%	4/18/36	600	453
[14]	KFW	0.000%	6/29/37	1,700	1,253
	Korea Development Bank	3.000%	9/14/22	1,250	1,288
	Korea Development Bank	3.375%	3/12/23	3,200	3,354
	Korea Development Bank	2.750%	3/19/23	600	623
	Korea Development Bank	3.750%	1/22/24	1,500	1,621
	Korea Development Bank	2.125%	10/1/24	400	419
	Korea Development Bank	1.625%	1/19/31	1,000	983
[14]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	1,300	1,383
[14]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,615
[9,14]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	500	496
[14]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	1,037
[14]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	2,400	2,399
[9,14]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	858
[9,14]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,724
[14]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	1,000	946
	Nordic Investment Bank	1.375%	10/17/22	700	710

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nordic Investment Bank	0.375%	5/19/23	1,000	1,001
	Nordic Investment Bank	2.875%	7/19/23	950	999
	Nordic Investment Bank	2.250%	5/21/24	600	630
	Nordic Investment Bank	0.375%	9/11/25	1,500	1,474
[9]	Nordic Investment Bank	0.500%	1/21/26	1,000	984
[16]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	500	508
[9,16]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	1,500	1,566
[16]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	600	638
[16]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	500	514
[16]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	1,500	1,473
[9,16]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	2,200	2,162
[9]	Oriental Republic of Uruguay	4.500%	8/14/24	1,129	1,225
[9]	Oriental Republic of Uruguay	4.375%	10/27/27	975	1,121
[9]	Oriental Republic of Uruguay	4.375%	1/23/31	2,345	2,733
[9]	Oriental Republic of Uruguay	7.625%	3/21/36	485	740
[9]	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	1,213
[9]	Oriental Republic of Uruguay	5.100%	6/18/50	2,815	3,687
[9]	Oriental Republic of Uruguay	4.975%	4/20/55	3,000	3,878
[9,17]	Petroleos Mexicanos	2.290%	2/15/24	60	61
[17]	Petroleos Mexicanos	2.378%	4/15/25	80	82
	Province of Alberta	2.200%	7/26/22	2,000	2,042
	Province of Alberta	3.350%	11/1/23	1,700	1,814
	Province of Alberta	2.950%	1/23/24	600	637
	Province of Alberta	1.875%	11/13/24	1,800	1,871
	Province of Alberta	1.000%	5/20/25	830	836
	Province of Alberta	3.300%	3/15/28	1,100	1,231
	Province of Alberta	1.300%	7/22/30	2,566	2,466
	Province of British Columbia	2.000%	10/23/22	300	307
[9]	Province of British Columbia	1.750%	9/27/24	600	622
	Province of British Columbia	2.250%	6/2/26	1,707	1,808
	Province of British Columbia	1.300%	1/29/31	500	485
	Province of Manitoba	2.100%	9/6/22	300	306
[9]	Province of Manitoba	2.600%	4/16/24	1,250	1,319
	Province of Manitoba	3.050%	5/14/24	500	534
	Province of Manitoba	2.125%	6/22/26	850	892
	Province of New Brunswick	2.500%	12/12/22	400	411
	Province of New Brunswick	3.625%	2/24/28	500	571
	Province of Ontario	2.200%	10/3/22	500	512
	Province of Ontario	1.750%	1/24/23	1,190	1,217
	Province of Ontario	3.400%	10/17/23	3,130	3,341
	Province of Ontario	3.050%	1/29/24	2,000	2,130
	Province of Ontario	3.200%	5/16/24	1,000	1,074
	Province of Ontario	2.500%	4/27/26	1,000	1,070
	Province of Ontario	2.300%	6/15/26	2,000	2,120
	Province of Ontario	2.000%	10/2/29	1,700	1,756
	Province of Ontario	1.125%	10/7/30	2,800	2,663
	Province of Ontario	1.600%	2/25/31	5,000	4,937
	Province of Quebec	2.625%	2/13/23	2,050	2,127
[9]	Province of Quebec	7.125%	2/9/24	3,050	3,556
[9]	Province of Quebec	2.875%	10/16/24	700	751
[9]	Province of Quebec	1.500%	2/11/25	155	159
	Province of Quebec	0.600%	7/23/25	1,500	1,488
	Province of Quebec	2.500%	4/20/26	700	750
	Province of Quebec	2.750%	4/12/27	3,250	3,528
[9]	Province of Quebec	7.500%	9/15/29	1,075	1,547
	Province of Quebec	1.350%	5/28/30	1,200	1,174
	Province of Quebec	1.900%	4/21/31	7,500	7,639
	Province of Saskatchewan	8.500%	7/15/22	244	264
	Republic of Chile	2.250%	10/30/22	225	230
	Republic of Chile	3.125%	3/27/25	200	215
	Republic of Chile	3.125%	1/21/26	710	769

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Republic of Chile	3.240%	2/6/28	2,910	3,168
[9]	Republic of Chile	2.450%	1/31/31	1,600	1,630
[9]	Republic of Chile	2.550%	1/27/32	1,600	1,635
[9]	Republic of Chile	3.100%	5/7/41	1,500	1,506
	Republic of Chile	3.860%	6/21/47	875	966
[9]	Republic of Chile	3.500%	1/25/50	1,900	1,996
[9]	Republic of Chile	3.100%	1/22/61	1,600	1,532
[9]	Republic of Colombia	2.625%	3/15/23	1,118	1,142
[9]	Republic of Colombia	4.000%	2/26/24	1,390	1,472
	Republic of Colombia	8.125%	5/21/24	400	473
[9]	Republic of Colombia	4.500%	1/28/26	919	1,004
[9]	Republic of Colombia	3.875%	4/25/27	700	743
[9]	Republic of Colombia	4.500%	3/15/29	1,800	1,963
[9]	Republic of Colombia	3.000%	1/30/30	1,250	1,225
[9]	Republic of Colombia	3.125%	4/15/31	700	685
[9]	Republic of Colombia	3.250%	4/22/32	1,500	1,468
	Republic of Colombia	10.375%	1/28/33	192	287
	Republic of Colombia	7.375%	9/18/37	1,000	1,315
	Republic of Colombia	6.125%	1/18/41	1,100	1,302
[9]	Republic of Colombia	4.125%	2/22/42	700	680
[9]	Republic of Colombia	5.625%	2/26/44	2,033	2,300
[9]	Republic of Colombia	5.000%	6/15/45	3,944	4,191
[9]	Republic of Colombia	5.200%	5/15/49	1,600	1,749
[9]	Republic of Colombia	4.125%	5/15/51	1,200	1,137
[9]	Republic of Colombia	3.875%	2/15/61	1,288	1,152
	Republic of Hungary	5.375%	2/21/23	2,000	2,162
	Republic of Hungary	5.750%	11/22/23	1,000	1,123
	Republic of Hungary	5.375%	3/25/24	1,600	1,805
	Republic of Hungary	7.625%	3/29/41	850	1,395
	Republic of Indonesia	2.950%	1/11/23	350	363
	Republic of Indonesia	4.450%	2/11/24	625	684
[9]	Republic of Indonesia	3.850%	7/18/27	200	223
	Republic of Indonesia	3.500%	1/11/28	1,300	1,419
	Republic of Indonesia	4.100%	4/24/28	1,000	1,131
	Republic of Indonesia	4.750%	2/11/29	1,350	1,587
	Republic of Indonesia	3.400%	9/18/29	200	216
	Republic of Indonesia	2.850%	2/14/30	350	363
	Republic of Indonesia	3.850%	10/15/30	2,100	2,339
	Republic of Indonesia	1.850%	3/12/31	600	587
[4,9]	Republic of Indonesia	4.750%	7/18/47	300	357
	Republic of Indonesia	4.350%	1/11/48	2,075	2,355
	Republic of Indonesia	5.350%	2/11/49	1,500	1,949
	Republic of Indonesia	3.700%	10/30/49	825	865
	Republic of Indonesia	4.200%	10/15/50	2,205	2,510
	Republic of Indonesia	3.050%	3/12/51	850	843
	Republic of Indonesia	4.450%	4/15/70	500	591
	Republic of Indonesia	3.350%	3/12/71	500	501
	Republic of Italy	6.875%	9/27/23	2,300	2,604
	Republic of Italy	0.875%	5/6/24	1,500	1,495
	Republic of Italy	2.375%	10/17/24	1,950	2,028
	Republic of Italy	1.250%	2/17/26	2,900	2,861
	Republic of Italy	2.875%	10/17/29	2,000	2,082
	Republic of Italy	5.375%	6/15/33	1,925	2,424
	Republic of Italy	4.000%	10/17/49	1,900	2,089
	Republic of Italy	3.875%	5/6/51	2,500	2,691
	Republic of Korea	2.750%	1/19/27	3,800	4,108
	Republic of Korea	1.000%	9/16/30	1,000	948
	Republic of Korea	4.125%	6/10/44	305	389
	Republic of Korea	3.875%	9/20/48	390	493
[9]	Republic of Panama	4.000%	9/22/24	600	654
[9]	Republic of Panama	3.750%	3/16/25	1,450	1,578

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Panama	7.125%	1/29/26	358	444
	Republic of Panama	8.875%	9/30/27	368	509
[9]	Republic of Panama	3.875%	3/17/28	1,980	2,177
	Republic of Panama	9.375%	4/1/29	1,070	1,585
[9]	Republic of Panama	3.160%	1/23/30	400	419
[9]	Republic of Panama	2.252%	9/29/32	2,000	1,920
[9]	Republic of Panama	6.700%	1/26/36	1,744	2,371
[9]	Republic of Panama	4.500%	5/15/47	200	227
[9]	Republic of Panama	4.500%	4/16/50	2,810	3,198
[9]	Republic of Panama	4.300%	4/29/53	1,250	1,386
[9]	Republic of Panama	4.500%	4/1/56	2,400	2,722
[9]	Republic of Panama	3.870%	7/23/60	3,200	3,269
[9]	Republic of Peru	2.392%	1/23/26	600	619
	Republic of Peru	4.125%	8/25/27	250	280
	Republic of Peru	2.844%	6/20/30	500	515
[9]	Republic of Peru	2.783%	1/23/31	3,900	3,969
[9]	Republic of Peru	1.862%	12/1/32	900	836
	Republic of Peru	8.750%	11/21/33	2,535	3,975
[9]	Republic of Peru	6.550%	3/14/37	600	825
[9]	Republic of Peru	3.300%	3/11/41	900	910
	Republic of Peru	5.625%	11/18/50	2,150	2,963
[9]	Republic of Peru	3.550%	3/10/51	500	519
[9]	Republic of Peru	2.780%	12/1/60	1,500	1,337
[9]	Republic of Peru	3.230%	7/28/21	2,000	1,761
	Republic of Poland	3.000%	3/17/23	3,100	3,239
	Republic of Poland	4.000%	1/22/24	625	680
	Republic of Poland	3.250%	4/6/26	1,150	1,268
	Republic of the Philippines	4.200%	1/21/24	1,400	1,532
	Republic of the Philippines	9.500%	10/21/24	550	708
	Republic of the Philippines	10.625%	3/16/25	425	578
	Republic of the Philippines	5.500%	3/30/26	1,500	1,815
	Republic of the Philippines	3.000%	2/1/28	3,800	4,101
	Republic of the Philippines	3.750%	1/14/29	1,000	1,135
	Republic of the Philippines	9.500%	2/2/30	1,525	2,414
	Republic of the Philippines	2.457%	5/5/30	2,000	2,083
	Republic of the Philippines	7.750%	1/14/31	775	1,145
	Republic of the Philippines	1.648%	6/10/31	673	650
[11]	Republic of the Philippines	1.950%	1/6/32	675	666
	Republic of the Philippines	6.375%	1/15/32	600	825
	Republic of the Philippines	6.375%	10/23/34	3,175	4,477
	Republic of the Philippines	5.000%	1/13/37	400	504
	Republic of the Philippines	3.950%	1/20/40	1,500	1,666
	Republic of the Philippines	3.700%	3/1/41	1,534	1,656
	Republic of the Philippines	3.700%	2/2/42	1,885	2,034
	Republic of the Philippines	2.950%	5/5/45	1,750	1,691
	Republic of the Philippines	2.650%	12/10/45	2,135	1,978
[11]	Republic of the Philippines	3.200%	7/6/46	1,500	1,505
	State of Israel	3.150%	6/30/23	1,100	1,160
	State of Israel	2.875%	3/16/26	1,100	1,186
	State of Israel	3.250%	1/17/28	790	870
	State of Israel	2.500%	1/15/30	200	210
	State of Israel	2.750%	7/3/30	1,550	1,657
	State of Israel	4.500%	1/30/43	1,400	1,745
	State of Israel	4.125%	1/17/48	800	965
	State of Israel	3.375%	1/15/50	2,935	3,143
	State of Israel	3.875%	7/3/50	1,650	1,910
	State of Israel	4.500%	4/3/20	900	1,138
	Svensk Exportkredit AB	2.000%	8/30/22	1,775	1,811
	Svensk Exportkredit AB	1.625%	11/14/22	1,500	1,528
[9]	Svensk Exportkredit AB	2.875%	3/14/23	1,400	1,461
[9]	Svensk Exportkredit AB	0.250%	9/29/23	500	498

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Svensk Exportkredit AB	0.375%	3/11/24	800	797
[9]	Svensk Exportkredit AB	0.375%	7/30/24	800	794
[9]	Svensk Exportkredit AB	0.625%	5/14/25	2,500	2,484
	Svensk Exportkredit AB	0.500%	8/26/25	2,000	1,973
	United Mexican States	3.600%	1/30/25	3,284	3,605
[9]	United Mexican States	3.900%	4/27/25	1,300	1,441
	United Mexican States	4.125%	1/21/26	2,968	3,347
	United Mexican States	4.150%	3/28/27	3,370	3,812
	United Mexican States	3.750%	1/11/28	1,175	1,283
	United Mexican States	4.500%	4/22/29	1,500	1,697
[9]	United Mexican States	3.250%	4/16/30	5,100	5,271
[9]	United Mexican States	2.659%	5/24/31	2,200	2,151
[9]	United Mexican States	8.300%	8/15/31	1,000	1,487
[9]	United Mexican States	4.750%	4/27/32	2,500	2,862
[9]	United Mexican States	7.500%	4/8/33	400	563
[9]	United Mexican States	6.750%	9/27/34	200	266
	United Mexican States	6.050%	1/11/40	2,321	2,913
[9]	United Mexican States	4.280%	8/14/41	3,090	3,247
[9]	United Mexican States	4.750%	3/8/44	3,022	3,341
	United Mexican States	5.550%	1/21/45	1,000	1,209
	United Mexican States	4.600%	1/23/46	2,530	2,723
	United Mexican States	4.350%	1/15/47	1,880	1,965
	United Mexican States	4.600%	2/10/48	3,110	3,342
[9]	United Mexican States	4.500%	1/31/50	2,100	2,235
[9]	United Mexican States	5.000%	4/27/51	2,800	3,187
[9]	United Mexican States	3.771%	5/24/61	3,500	3,261
[9]	United Mexican States	5.750%	10/12/10	2,914	3,477
Total Sovereign Bonds (Cost $799,893)					830,512
Taxable Municipal Bonds (0.28%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163	9/15/25	195	206
	Alameda County CA Joint Powers Authority Lease Revenue	7.046	12/1/44	100	162
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449	2/15/44	225	335
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834	2/15/41	100	165
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053	2/15/43	50	72
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939	2/15/47	925	1,361
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084	2/15/50	375	705
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270	2/15/50	160	226
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918	4/1/40	375	564
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043	4/1/50	125	217
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263	4/1/49	985	1,598
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907	10/1/50	1,200	2,094
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574	4/1/31	300	316
	California GO	7.500	4/1/34	2,770	4,365
	California GO	7.550	4/1/39	4,615	7,869
	California GO	7.300	10/1/39	1,000	1,600
	California GO	7.350	11/1/39	725	1,167
	California GO	4.600	4/1/38	1,925	2,251
	California GO	3.375	4/1/25	426	466

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	3.500	4/1/28	400	451
	California GO	7.625	3/1/40	500	842
	California GO	5.700	11/1/21	1,000	1,018
	California GO	7.600	11/1/40	2,000	3,493
	California GO	4.500	4/1/33	850	1,004
	California GO	2.650	4/1/26	250	269
	California GO	2.500	10/1/29	290	307
	California GO	1.750	11/1/30	260	259
	California GO	1.700	2/1/28	350	355
	California State University Systemwide Revenue	3.899	11/1/47	250	292
	California State University Systemwide Revenue	2.975	11/1/51	465	476
	California State University Systemwide Revenue	2.897	11/1/51	500	500
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491	11/1/39	100	140
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204	1/15/51	500	533
	Chicago IL GO	7.045	1/1/29	170	198
	Chicago IL Metropolitan Water Reclamation District GO	5.720	12/1/38	500	704
	Chicago IL O'Hare International Airport Revenue	4.472	1/1/49	325	417
	Chicago IL O'Hare International Airport Revenue	6.395	1/1/40	405	609
	Chicago IL O'Hare International Airport Revenue	4.572	1/1/54	325	433
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899	12/1/40	1,545	2,198
	Clark County NV Airport System Revenue	6.820	7/1/45	325	506
	Commonwealth Financing Authority Pennsylvania Revenue	3.864	6/1/38	500	572
	Commonwealth Financing Authority Pennsylvania Revenue	3.807	6/1/41	400	463
	Commonwealth Financing Authority Pennsylvania Revenue	4.144	6/1/38	275	325
	Connecticut GO	5.850	3/15/32	610	813
	Connecticut GO	5.090	10/1/30	575	680
	Cook County IL GO	6.229	11/15/34	400	545
	Dallas County TX Hospital District Revenue	5.621	8/15/44	100	137
	Dallas TX Area Rapid Transit Revenue	5.999	12/1/44	300	455
	Dallas TX Area Rapid Transit Revenue	5.022	12/1/48	75	106
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088	1/1/42	285	398
[18]	Dallas TX Independent School District GO	6.450	2/15/35	150	157
	Dallas-Fort Worth TX International Airport Revenue	2.994	11/1/38	1,875	1,975
	Dallas-Fort Worth TX International Airport Revenue	3.144	11/1/45	325	343
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591	12/1/34	50	65
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814	10/1/14	275	390
	East Bay CA Municipal Utility District Water System Revenue	5.874	6/1/40	315	457
	Florida State Board of Administration Finance Corp. Revenue	1.705	7/1/27	850	864
	Florida State Board of Administration Finance Corp. Revenue	1.258	7/1/25	1,300	1,312
	Florida State Board of Administration Finance Corp. Revenue	2.154	7/1/30	1,000	1,020
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094	1/15/49	510	540
	Georgia Municipal Electric Power Authority Revenue	6.655	4/1/57	1,367	2,105
	Georgia Municipal Electric Power Authority Revenue	6.637	4/1/57	594	900
	Georgia Municipal Electric Power Authority Revenue	7.055	4/1/57	145	214
	Georgia Water & Wastewater Revenue	2.257	11/1/35	250	254
	Golden State Tobacco Securitization Corp. California Revenue	3.115	6/1/38	400	415
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236	10/1/52	1,490	1,524

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184	10/1/42	315	432
Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056	7/1/39	100	107
Houston TX GO	6.290	3/1/32	760	958
Houston TX GO	3.961	3/1/47	355	426
Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861	9/1/46	300	309
Illinois GO	5.100	6/1/33	5,870	6,902
Illinois GO	4.950	6/1/23	598	639
Illinois GO	6.630	2/1/35	130	162
Illinois Toll Highway Authority Revenue	6.184	1/1/34	350	487
Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985	1/1/29	375	427
Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532	1/1/35	355	442
Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833	1/1/38	325	345
Kansas Department of Transportation Highway Revenue	4.596	9/1/35	150	186
Los Angeles CA Community College District GO	6.750	8/1/49	325	552
Los Angeles CA Community College District GO	1.606	8/1/28	305	306
Los Angeles CA Community College District GO	1.806	8/1/30	500	501
Los Angeles CA Community College District GO	2.106	8/1/32	1,450	1,471
Los Angeles CA Department of Water & Power Revenue	6.574	7/1/45	410	664
Los Angeles CA Department of Water & Power Revenue	6.603	7/1/50	500	852
Los Angeles CA Department of Water & Power Revenue	5.716	7/1/39	100	144
Los Angeles CA Unified School District GO	5.750	7/1/34	2,010	2,714
Los Angeles CA Unified School District GO	6.758	7/1/34	250	359
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735	6/1/39	400	532
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618	8/1/40	50	81
Maryland Health & Higher Educational Facilities Authority Revenue	3.052	7/1/40	500	521
Maryland Health & Higher Educational Facilities Authority Revenue	3.197	7/1/50	500	515
Maryland Transportation Authority Facilities Projects Revenue	5.888	7/1/43	100	136
Massachusetts GO	5.456	12/1/39	845	1,167
Massachusetts GO	4.200	12/1/21	685	696
Massachusetts GO	2.813	9/1/43	300	317
Massachusetts GO	2.900	9/1/49	575	608
Massachusetts GO	2.514	7/1/41	2,175	2,194
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715	8/15/39	500	707
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395	10/15/40	335	360
Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950	5/15/43	350	360
Massachusetts Transportation Fund Revenue	5.731	6/1/40	50	70
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731	7/1/43	100	147
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462	10/1/46	575	979
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280	10/1/41	575	640
Miami-Dade County FL Water & Sewer Revenue	3.490	10/1/42	275	296
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084	12/1/34	250	270
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384	12/1/40	375	410

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Building Authority Revenue Refunding taxable BDS 2020 II	2.705	10/15/40	800	795
	Michigan State University Revenue	4.496	8/15/48	200	231
	Mississippi GO	5.245	11/1/34	250	323
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652	8/15/57	350	418
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229	5/15/50	405	446
[19]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425	2/15/29	1,435	1,861
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	6.561	12/15/40	450	671
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.081	6/15/39	475	536
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.131	6/15/42	400	455
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754	12/15/28	460	548
	New Jersey Turnpike Authority Revenue	7.414	1/1/40	575	944
	New Jersey Turnpike Authority Revenue	7.102	1/1/41	2,280	3,648
	New York City NY GO	5.517	10/1/37	475	645
	New York City NY GO	6.271	12/1/37	325	469
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750	6/15/41	100	149
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011	6/15/42	75	115
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724	6/15/42	300	450
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440	6/15/43	325	479
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882	6/15/44	1,200	1,858
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952	6/15/42	100	153
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508	8/1/37	150	201
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572	11/1/38	625	827
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767	8/1/36	300	386
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871	11/15/39	100	133
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814	11/15/40	300	440
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175	11/15/49	1,225	1,654
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336	11/15/39	515	837
	New York State Dormitory Authority Revenue	3.142	7/1/43	1,355	1,401
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628	3/15/39	95	124
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110	2/15/39	200	220
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190	2/15/43	200	219
	New York State Dormitory Authority Revenue (Personal Income Tax)	2.202	3/15/34	500	505
	New York State Thruway Authority General Revenue	2.900	1/1/35	330	354
	New York State Thruway Authority General Revenue	3.500	1/1/42	200	211
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900	3/15/33	300	340
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770	3/15/39	450	561
	North Texas Tollway Authority System Revenue	6.718	1/1/49	700	1,156

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority System Revenue	3.011	1/1/43	175	178
	Ohio State University General Receipts Revenue	3.798	12/1/46	100	119
	Ohio State University General Receipts Revenue	4.910	6/1/40	275	369
	Ohio State University General Receipts Revenue	4.800	6/1/11	615	872
	Ohio Turnpike Commission Revenue	3.216	2/15/48	300	308
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879	12/1/34	100	120
	Oregon Department of Transportation Highway User Tax Revenue	5.834	11/15/34	225	314
	Oregon GO	5.892	6/1/27	375	453
	Oregon GO	5.762	6/1/23	189	204
[20]	Oregon GO	3.424	3/1/60	750	772
[21]	Oregon School Boards Association GO	5.528	6/30/28	125	148
	Pennsylvania State University	2.790	9/1/43	425	432
	Pennsylvania State University	2.840	9/1/50	300	303
	Pennsylvania Turnpike Commission Revenue	5.511	12/1/45	375	543
	Philadelphia PA Water & Wastewater Revenue	2.926	7/1/45	275	276
	Port Authority of New York & New Jersey Revenue	5.647	11/1/40	200	282
	Port Authority of New York & New Jersey Revenue	4.458	10/1/62	2,280	2,991
	Port Authority of New York & New Jersey Revenue	4.960	8/1/46	975	1,324
	Port Authority of New York & New Jersey Revenue	4.810	10/15/65	550	752
	Port Authority of New York & New Jersey Revenue	3.287	8/1/69	400	422
	Port Authority of New York & New Jersey Revenue	6.040	12/1/29	125	164
	Port Authority of New York & New Jersey Revenue	5.647	11/1/40	800	1,127
	Port Authority of New York & New Jersey Revenue	4.926	10/1/51	135	187
	Port Authority of New York & New Jersey Revenue	5.310	8/1/46	375	421
	Port Authority of New York & New Jersey Revenue	4.031	9/1/48	175	212
	Port Authority of New York & New Jersey Revenue	3.175	7/15/60	250	251
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543	9/1/40	300	298
	Regional Transportation District of Colorado Sales Tax Revenue	5.844	11/1/50	150	242
	Riverside County CA Pension Obligation Bonds	3.818	2/15/38	75	84
	Rutgers State University New Jersey Revenue	5.665	5/1/40	325	444
	Rutgers State University New Jersey Revenue	3.915	5/1/19	375	428
	Rutgers State University New Jersey Revenue	3.270	5/1/43	100	107
	Sales Tax Securitization Corp. Illinois Revenue	3.587	1/1/43	350	383
	Sales Tax Securitization Corp. Illinois Revenue	3.820	1/1/48	250	278
	Sales Tax Securitization Corp. Illinois Revenue	4.787	1/1/48	230	293
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839	1/1/41	370	490
	San Antonio TX Electric & Gas Systems Revenue	5.808	2/1/41	490	701
	San Antonio TX Electric & Gas Systems Revenue	5.985	2/1/39	225	320
	San Antonio TX Electric & Gas Systems Revenue	4.427	2/1/42	450	551
	San Antonio TX Electric & Gas Systems Revenue	2.905	2/1/48	250	248
	San Diego County CA Water Authority Revenue	6.138	5/1/49	1,000	1,511
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950	11/1/50	275	461
	San Francisco CA City & County Public Utilities Commission Water Revenue	2.825	11/1/41	250	254
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375	8/1/34	375	409
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876	4/1/32	645	809
	South Carolina Public Service Authority Revenue	6.454	1/1/50	475	749
	South Carolina Public Service Authority Revenue	2.388	12/1/23	135	140
	State of Florida Board of administration Finance Corp.	2.638	7/1/21	500	500
	State Public School Building Authority PA Revenue	5.000	9/15/27	250	299
	Texas GO	5.517	4/1/39	1,030	1,484
	Texas GO	3.211	4/1/44	425	448
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922	12/31/49	775	863

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Transportation Commission GO	2.562	4/1/42	725	735
	Texas Transportation Commission GO	2.472	10/1/44	725	716
	Texas Transportation Commission Revenue	4.681	4/1/40	100	131
	Texas Transportation Commission Revenue	5.178	4/1/30	275	339
	Texas Transportation Commission State Highway Revenue	4.000	10/1/33	325	400
[21]	Tucson City AZ COP	2.856	7/1/47	300	296
	University of California Regents Medical Center Pooled Revenue	6.583	5/15/49	125	195
	University of California Regents Medical Center Pooled Revenue	6.548	5/15/48	2,250	3,512
	University of California Regents Medical Center Pooled Revenue	3.006	5/15/50	500	515
	University of California Regents Medical Center Pooled Revenue	3.256	5/15/60	660	701
	University of California Revenue	4.767	5/15/15	150	206
	University of California Revenue	4.858	5/15/12	1,330	1,873
	University of California Revenue	5.946	5/15/45	275	389
	University of California Revenue	4.601	5/15/31	500	593
	University of California Revenue	3.063	7/1/25	400	432
	University of California Revenue	1.316	5/15/27	925	928
	University of California Revenue	1.614	5/15/30	525	520
	University of California Revenue	0.883	5/15/25	225	226
	University of California Revenue	3.071	5/15/51	500	505
	University of Michigan	2.437	4/1/40	275	276
	University of Michigan	2.562	4/1/50	200	198
	University of Nebraska Student Fee Revenue	3.037	10/1/49	235	254
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555	9/15/19	1,025	1,078
	University of Texas Financing System Revenue	4.794	8/15/46	300	398
	University of Texas Financing System Revenue	3.354	8/15/47	200	228
	University of Texas Financing System Revenue	2.439	8/15/49	225	216
	University of Texas Permanent University Fund Revenue	3.376	7/1/47	900	1,038
	University of Texas Permanent University Fund Revenue	3.100	7/1/49	275	287
	University of Virginia Revenue	4.179	9/1/17	250	313
	University of Virginia Revenue	2.256	9/1/50	1,075	1,014
	Utah GO	4.554	7/1/24	100	106
	Utah GO	3.539	7/1/25	576	615
	Washington GO	5.140	8/1/40	480	661
	Wisconsin General Fund Annual Appropriation Revenue	3.154	5/1/27	300	332
[21]	Wisconsin General Fund Annual Appropriation Revenue	5.700	5/1/26	255	297
	Wisconsin General Fund Annual Appropriation Revenue	3.954	5/1/36	1,000	1,124
Total Taxable Municipal Bonds (Cost $141,062)					160,911

Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.91%)
Money Market Fund (2.91%)
[22,23]	Vanguard Market Liquidity Fund (Cost $1,673,302)	0.056%	16,735,349	1,673,535
Total Investments (101.00%) (Cost $32,409,835)				58,178,549
Other Assets and Liabilities—Net (-1.00%)				(577,933)
Net Assets (100%)				57,600,616
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $109,106,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $48,000, representing 0.0% of net assets.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $110,802,000, representing 0.2% of net assets.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
7	Securities with a value of $82,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
8	U.S. government-guaranteed.
9	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
10	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2021.
12	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
13	Guaranteed by the Government of Canada.
14	Guaranteed by the Federal Republic of Germany.
15	Guaranteed by the Government of Japan.
16	Guaranteed by the Republic of Austria.
17	Guaranteed by the Government of Mexico.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
20	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
21	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
22	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
23	Collateral of $114,839,000 was received for securities on loan, of which $107,524,000 is held in Vanguard Market Liquidity Fund and $7,315,000 is held in cash.
12M—12-month.
1YR—1-year.
6M—6-month.
ADR—American Depositary Receipt.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA022 082021

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Balanced Index Fund and Vanguard Managed Allocation Fund. There were no other significant changes in the Registrant's Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications filed herewith.

(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: August 19, 2021

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL CHIEF FINANCIAL OFFICER

Date: August 19, 2021

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.